MainStay VP Balanced Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 31.5%
Asset-Backed Securities 4.0%
Automobile Asset-Backed Security 0.1%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 350,000	$ 397,536
Other Asset-Backed Securities 3.9%
AIG CLO LLC
Series 2020-1A, Class AR
1.279% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	600,000	600,184
Apidos CLO XXV
Series 2016-25A, Class A1R
1.304% (3 Month LIBOR + 1.17%), due 10/20/31 (a)(b)	400,000	400,008
Apidos CLO XXX
Series XXXA, Class A2
1.734% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	650,000	650,011
Apidos CLO XXXII
Series 2019-32A, Class A1
1.454% (3 Month LIBOR + 1.32%), due 1/20/33 (a)(b)	500,000	500,278
ARES L CLO Ltd.
Series 2018-50A, Class AR
1.176% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	700,000	700,277
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.534% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	400,000	396,493
Battalion CLO Ltd.
Series 2021-21A, Class A
1.312% (3 Month LIBOR + 1.18%), due 7/15/34 (a)(b)	700,000	700,369
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.466% (3 Month LIBOR + 1.34%), due 10/15/32 (a)(b)	250,000	250,109
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (a)	686,250	692,206
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
1.526% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	800,000	799,614
Carlyle US CLO Ltd.
Series 2021-5A, Class B
1.735% (3 Month LIBOR + 1.60%), due 7/20/34 (a)(b)	500,000	500,267
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.395% (3 Month LIBOR + 1.27%), due 10/25/32 (a)(b)	500,000	500,044
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.464% (3 Month LIBOR + 1.33%), due 10/20/32 (a)(b)	250,000	250,068

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Global SC Finance SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (a)	$ 495,781	$ 495,780
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.205% (3 Month LIBOR + 1.08%), due 11/15/28 (a)(b)	400,000	400,024
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.425% (3 Month LIBOR + 1.30%), due 10/25/32 (a)(b)	250,000	250,079
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.474% (3 Month LIBOR + 1.34%), due 1/19/33 (a)(b)	600,000	600,533
Neuberger Berman Loan Advisers CLO 37 Ltd.
Series 2020-37A, Class BR
1.584% (3 Month LIBOR + 1.45%), due 7/20/31 (a)(b)	500,000	500,123
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.305% (3 Month LIBOR + 1.18%), due 1/24/33 (a)(b)	350,000	349,682
Palmer Square CLO Ltd. (a)(b)
Series 2014-1A, Class A1R2
1.264% (3 Month LIBOR + 1.13%), due 1/17/31	250,000	250,074
Series 2015-2A, Class A2R2
1.684% (3 Month LIBOR + 1.55%), due 7/20/30	750,000	750,102
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2
1.571% (3 Month LIBOR + 1.40%), due 7/20/29 (a)(b)	500,000	500,258
Progress Residential
Series 2021-SFR3, Class A
1.637%, due 5/17/26 (a)	498,827	500,433
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.315% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	600,000	600,028
Regatta XV Funding Ltd.
Series 2018-4A, Class A1
1.355% (3 Month LIBOR + 1.23%), due 10/25/31 (a)(b)	250,000	250,102
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	243,445	244,205
Textainer Marine Containers Ltd.
Series 2021-3A, Class A
1.94%, due 8/20/46 (a)	496,667	491,929
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.281% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	250,000	250,018
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.276% (3 Month LIBOR + 1.15%), due 1/16/31 (a)(b)	350,000	348,393

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Trestles CLO IV Ltd.
Series 2021-4A, Class A
1.291% (3 Month LIBOR + 1.17%), due 7/21/34 (a)(b)	$ 300,000	$ 299,822
Vantage Data Centers LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	725,000	722,797
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
1.328% (3 Month LIBOR + 1.20%), due 7/15/34 (a)(b)	373,333	373,531
		15,117,841
Total Asset-Backed Securities (Cost $15,516,829)		15,515,377
Corporate Bonds 13.9%
Aerospace & Defense 0.3%
Boeing Co. (The)
3.10%, due 5/1/26	240,000	253,674
3.25%, due 2/1/28	325,000	343,293
3.625%, due 2/1/31	375,000	401,441
		998,408
Apparel 0.0% ‡
Ralph Lauren Corp.
1.70%, due 6/15/22	175,000	176,758
Auto Manufacturers 1.0%
Daimler Finance North America LLC
2.625%, due 3/10/30 (a)	250,000	256,544
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	425,000	431,248
3.664%, due 9/8/24	725,000	748,562
General Motors Financial Co., Inc.
1.05%, due 3/8/24	200,000	200,866
1.50%, due 6/10/26	1,275,000	1,267,273
Hyundai Capital America (a)
1.80%, due 1/10/28	225,000	220,224
2.375%, due 10/15/27	375,000	380,073
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (a)	275,000	309,293
		3,814,083
Banks 3.0%
Banco Santander SA
1.722% (1 Year Treasury Constant Maturity Rate + 0.90%), due 9/14/27 (b)	600,000	597,212
Bank of America Corp.
2.087%, due 6/14/29 (c)	2,455,000	2,451,060

	Principal Amount	Value
Corporate Bonds
Banks
BNP Paribas SA (a)
2.159%, due 9/15/29 (c)	$ 200,000	$ 198,107
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (b)	435,000	421,827
Citigroup, Inc.
3.20%, due 10/21/26	930,000	1,002,703
Goldman Sachs Group, Inc. (The)
1.542%, due 9/10/27 (c)	500,000	497,999
JPMorgan Chase & Co.
1.578%, due 4/22/27 (c)	1,230,000	1,232,494
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	430,000	431,111
Morgan Stanley
2.484%, due 9/16/36 (c)	300,000	293,618
3.625%, due 1/20/27	350,000	385,818
4.35%, due 9/8/26	820,000	925,542
NatWest Markets plc
0.80%, due 8/12/24 (a)	1,425,000	1,421,993
Societe Generale SA
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (a)(b)	350,000	348,101
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (a)(b)	200,000	199,304
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (a)	625,000	623,885
Truist Financial Corp.
1.267%, due 3/2/27 (c)	375,000	373,667
UBS Group AG
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27 (a)(b)	475,000	470,572
		11,875,013
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	760,000	894,731
Diageo Capital plc
2.125%, due 4/29/32	325,000	323,166
		1,217,897
Building Materials 0.3%
Martin Marietta Materials, Inc.
3.45%, due 6/1/27	425,000	462,815
Owens Corning
3.95%, due 8/15/29	700,000	781,007
		1,243,822
Chemicals 0.2%
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	275,000	275,404
LYB International Finance III LLC
1.25%, due 10/1/25	175,000	174,850

	Principal Amount	Value
Corporate Bonds
Chemicals
NewMarket Corp.
4.10%, due 12/15/22	$ 525,000	$ 546,020
		996,274
Commercial Services 0.1%
Ashtead Capital, Inc.
2.45%, due 8/12/31 (a)	450,000	442,366
Diversified Financial Services 1.4%
Air Lease Corp.
0.70%, due 2/15/24	1,150,000	1,142,769
Aircastle Ltd.
2.85%, due 1/26/28 (a)	500,000	506,380
Antares Holdings LP
3.95%, due 7/15/26 (a)	250,000	263,448
Aviation Capital Group LLC (a)
1.95%, due 1/30/26	250,000	249,097
1.95%, due 9/20/26	475,000	469,963
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (a)	350,000	342,036
BOC Aviation USA Corp.
1.625%, due 4/29/24 (a)	400,000	403,074
GE Capital Funding LLC
4.40%, due 5/15/30	1,440,000	1,668,556
LSEGA Financing plc
2.00%, due 4/6/28 (a)	400,000	401,595
Thirax 1 LLC
0.968%, due 1/14/33	216,252	212,959
		5,659,877
Electric 1.2%
Commonwealth Edison Co.
3.10%, due 11/1/24	250,000	265,036
DTE Electric Co.
2.65%, due 6/15/22	500,000	505,431
DTE Energy Co.
Series F
1.05%, due 6/1/25	250,000	248,028
Entergy Arkansas LLC
3.70%, due 6/1/24	500,000	535,792
Entergy Corp.
4.00%, due 7/15/22	1,000,000	1,021,835
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	700,000	761,190
Pinnacle West Capital Corp.
1.30%, due 6/15/25	625,000	625,874

	Principal Amount	Value
Corporate Bonds
Electric
Southern California Edison Co.
Series 20C
1.20%, due 2/1/26	$ 400,000	$ 396,437
Tampa Electric Co.
2.40%, due 3/15/31	225,000	228,103
		4,587,726
Electrical Components & Equipment 0.1%
Emerson Electric Co.
1.80%, due 10/15/27	400,000	407,747
Electronics 0.1%
Flex Ltd.
3.75%, due 2/1/26	275,000	299,257
Food 0.1%
Conagra Brands, Inc.
4.85%, due 11/1/28	450,000	527,850
Forest Products & Paper 0.1%
Georgia-Pacific LLC
0.95%, due 5/15/26 (a)	225,000	222,115
Healthcare-Services 0.3%
Fresenius Medical Care U.S. Finance III, Inc. (a)
1.875%, due 12/1/26	225,000	226,103
2.375%, due 2/16/31	1,025,000	994,568
		1,220,671
Home Builders 0.1%
MDC Holdings, Inc.
2.50%, due 1/15/31	225,000	219,278
Insurance 0.3%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (a)	975,000	979,855
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	350,000	347,829
		1,327,684
Investment Companies 0.2%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (a)	175,000	173,042
2.75%, due 9/16/26	250,000	255,230
Prospect Capital Corp.
3.437%, due 10/15/28	475,000	461,996
		890,268

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.1%
Nucor Corp.
2.00%, due 6/1/25	$ 275,000	$ 283,091
Media 0.2%
Charter Communications Operating LLC
2.25%, due 1/15/29 (d)	325,000	324,744
Thomson Reuters Corp.
3.85%, due 9/29/24	300,000	322,579
		647,323
Mining 0.3%
Anglo American Capital plc (a)
2.25%, due 3/17/28	525,000	521,842
5.625%, due 4/1/30	400,000	482,770
		1,004,612
Oil & Gas 0.2%
Valero Energy Corp.
2.85%, due 4/15/25	675,000	710,885
Oil & Gas Services 0.2%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (a)	925,000	988,222
Packaging & Containers 0.3%
WRKCo, Inc.
3.75%, due 3/15/25	925,000	1,001,026
Pharmaceuticals 0.5%
AbbVie, Inc.
2.95%, due 11/21/26	600,000	642,688
Bayer US Finance II LLC
4.375%, due 12/15/28 (a)	600,000	679,302
Cigna Corp.
2.375%, due 3/15/31	250,000	252,272
CVS Health Corp.
1.875%, due 2/28/31	490,000	473,379
		2,047,641
Pipelines 0.4%
Energy Transfer Partners LP
5.875%, due 3/1/22	1,150,000	1,159,752
Texas Eastern Transmission LP
2.80%, due 10/15/22 (a)	225,000	228,920
		1,388,672

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 1.4%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	$ 900,000	$ 963,490
Brixmor Operating Partnership LP
2.50%, due 8/16/31	150,000	147,790
Crown Castle International Corp.
1.05%, due 7/15/26	685,000	670,402
Highwoods Realty LP
3.875%, due 3/1/27	1,350,000	1,492,776
Kimco Realty Corp.
1.90%, due 3/1/28	225,000	224,977
2.80%, due 10/1/26	500,000	530,324
Simon Property Group LP
1.75%, due 2/1/28	375,000	372,187
Spirit Realty LP
2.70%, due 2/15/32	175,000	173,501
VEREIT Operating Partnership LP
3.95%, due 8/15/27	890,000	997,631
		5,573,078
Retail 0.2%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	150,000	149,344
CK Hutchison International 21 Ltd.
1.50%, due 4/15/26 (a)	375,000	375,098
Walmart, Inc.
1.50%, due 9/22/28	400,000	398,275
		922,717
Semiconductors 0.1%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	300,000	303,975
Software 0.1%
VMware, Inc.
2.20%, due 8/15/31	425,000	415,552
Telecommunications 0.8%
AT&T, Inc.
4.35%, due 3/1/29	775,000	888,630
T-Mobile US, Inc.
2.55%, due 2/15/31	825,000	827,940
Verizon Communications, Inc.
2.10%, due 3/22/28	350,000	355,282

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.376%, due 2/15/25	$ 6,000	$ 6,493
4.016%, due 12/3/29	912,000	1,033,396
		3,111,741
Total Corporate Bonds (Cost $53,311,656)		54,525,629
Foreign Government Bonds 0.1%
Philippines 0.1%
Philippine Government Bond
3.00%, due 2/1/28	200,000	213,341
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	50,000	51,067
Total Foreign Government Bonds (Cost $244,930)		264,408
Mortgage-Backed Securities 0.5%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
BFLD Trust
Series 2021-FPM, Class A
1.684% (1 Month LIBOR + 1.60%), due 6/15/38 (a)(b)	500,000	500,301
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (a)	500,000	501,187
Series 2020-GC46, Class A5
2.717%, due 2/15/53	500,000	524,555
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	500,000	520,965
Total Mortgage-Backed Securities (Cost $2,033,589)		2,047,008
U.S. Government & Federal Agencies 13.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 3.9%
FFCB
1.14%, due 8/20/29	800,000	779,893
1.23%, due 9/10/29	1,000,000	980,850
1.25%, due 6/24/30	925,000	895,490
1.67%, due 3/3/31	650,000	645,213
1.70%, due 4/28/31	1,040,000	1,031,335
1.73%, due 9/2/31	350,000	341,785
1.73%, due 9/22/31	500,000	494,983

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FFCB
1.77%, due 2/4/31	$ 350,000	$ 348,825
1.84%, due 10/27/31	700,000	697,567
1.85%, due 8/18/31	600,000	596,293
1.91%, due 6/1/33	700,000	680,685
2.00%, due 9/27/33	400,000	398,108
2.03%, due 1/21/28	850,000	895,508
2.04%, due 4/14/31	475,000	474,891
2.13%, due 4/19/34	450,000	445,279
2.15%, due 3/7/36	560,000	557,313
2.15%, due 9/15/36	560,000	543,468
2.29%, due 6/28/34	550,000	548,557
2.49%, due 6/30/36	550,000	550,146
2.70%, due 6/21/41	350,000	351,210
FHLB
1.50%, due 9/11/29	600,000	594,177
1.62%, due 4/5/30	375,000	373,444
2.00%, due 5/12/31	700,000	698,690
3.125%, due 9/12/25	800,000	874,343
FHLMC
1.42%, due 12/30/30	725,000	708,029
		15,506,082
United States Treasury Notes 9.1%
U.S. Treasury Notes
0.25%, due 9/30/23	1,400,000	1,398,906
0.375%, due 9/15/24	14,440,000	14,377,953
0.875%, due 9/30/26	13,010,000	12,939,868
1.25%, due 9/30/28	3,140,000	3,126,753
1.25%, due 8/15/31	3,727,600	3,637,322
		35,480,802
Total U.S. Government & Federal Agencies (Cost $51,122,736)		50,986,884
Total Long-Term Bonds (Cost $122,229,740)		123,339,306

	Shares
Common Stocks 61.9%
Aerospace & Defense 3.4%
General Dynamics Corp.	16,272	3,189,800
L3Harris Technologies, Inc.	15,208	3,349,410
Lockheed Martin Corp.	7,325	2,527,858
Raytheon Technologies Corp.	47,299	4,065,822
		13,132,890

	Shares	Value
Common Stocks
Auto Components 1.0%
Gentex Corp.	112,784	$ 3,719,616
Banks 7.2%
Bank of America Corp.	155,713	6,610,017
JPMorgan Chase & Co.	61,218	10,020,774
M&T Bank Corp.	25,327	3,782,334
PNC Financial Services Group, Inc. (The)	22,191	4,341,447
Truist Financial Corp.	60,718	3,561,111
		28,315,683
Beverages 0.9%
Keurig Dr Pepper, Inc.	98,648	3,369,816
Building Products 1.5%
Fortune Brands Home & Security, Inc.	28,037	2,507,069
Johnson Controls International plc	50,278	3,422,926
		5,929,995
Capital Markets 3.0%
ARES Management Corp.	40,019	2,954,603
LPL Financial Holdings, Inc.	23,776	3,727,126
Morgan Stanley	50,554	4,919,409
		11,601,138
Chemicals 2.1%
Axalta Coating Systems Ltd. (e)	87,743	2,561,218
Celanese Corp.	23,185	3,492,588
FMC Corp.	24,035	2,200,645
		8,254,451
Communications Equipment 2.7%
Cisco Systems, Inc.	125,277	6,818,827
F5 Networks, Inc. (e)	18,256	3,628,928
		10,447,755
Containers & Packaging 0.8%
Sealed Air Corp.	59,159	3,241,322
Electric Utilities 1.6%
Entergy Corp.	25,686	2,550,877
Exelon Corp.	72,781	3,518,233
		6,069,110
Electrical Equipment 0.7%
Hubbell, Inc.	15,832	2,860,367
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	93,388	3,407,728

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 1.8%
Gaming and Leisure Properties, Inc.	80,476	$ 3,727,648
Host Hotels & Resorts, Inc. (e)	191,736	3,131,049
		6,858,697
Food Products 0.8%
Mondelez International, Inc., Class A	55,585	3,233,935
Health Care Equipment & Supplies 2.9%
Becton Dickinson and Co.	14,461	3,554,803
Boston Scientific Corp. (e)	76,968	3,339,642
Medtronic plc	37,058	4,645,220
		11,539,665
Health Care Providers & Services 4.0%
Anthem, Inc.	13,773	5,134,574
Centene Corp. (e)	52,132	3,248,345
UnitedHealth Group, Inc.	18,946	7,402,960
		15,785,879
Hotels, Restaurants & Leisure 0.6%
Booking Holdings, Inc. (e)	984	2,335,888
Household Durables 0.7%
Lennar Corp., Class A	31,202	2,923,003
Insurance 4.0%
Assurant, Inc.	20,514	3,236,083
Chubb Ltd.	26,127	4,532,512
MetLife, Inc.	80,238	4,953,092
Progressive Corp. (The)	32,163	2,907,214
		15,628,901
Interactive Media & Services 1.3%
Alphabet, Inc., Class C (e)	1,915	5,104,069
IT Services 2.3%
Amdocs Ltd.	39,168	2,965,409
Fidelity National Information Services, Inc.	20,072	2,442,361
Global Payments, Inc.	23,302	3,671,929
		9,079,699
Machinery 0.7%
Middleby Corp. (The) (e)	16,725	2,851,780
Media 1.6%
Comcast Corp., Class A	114,892	6,425,910

	Shares	Value
Common Stocks
Multi-Utilities 1.6%
Dominion Energy, Inc.	43,881	$ 3,204,191
Sempra Energy	24,044	3,041,566
		6,245,757
Oil, Gas & Consumable Fuels 1.5%
Phillips 66	37,590	2,632,428
Pioneer Natural Resources Co.	20,390	3,395,139
		6,027,567
Pharmaceuticals 5.5%
AstraZeneca plc, Sponsored ADR	56,441	3,389,846
Eli Lilly and Co.	17,856	4,125,629
Merck & Co., Inc.	62,054	4,660,876
Pfizer, Inc.	152,997	6,580,401
Roche Holding AG	7,687	2,805,015
		21,561,767
Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A (e)	31,663	3,082,710
Road & Rail 0.9%
Knight-Swift Transportation Holdings, Inc.	69,297	3,544,542
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	20,721	3,470,353
KLA Corp.	6,996	2,340,232
Micron Technology, Inc.	45,026	3,195,945
Qorvo, Inc. (e)	18,893	3,158,721
		12,165,251
Software 0.6%
VMware, Inc., Class A (e)(f)	15,304	2,275,705
Specialty Retail 1.4%
Home Depot, Inc. (The)	7,897	2,592,269
TJX Cos., Inc. (The)	44,039	2,905,693
		5,497,962
Total Common Stocks (Cost $231,860,821)		242,518,558
Exchange-Traded Funds 4.9%
iShares Intermediate Government/Credit Bond ETF	102,331	11,781,368
iShares Russell 1000 Value ETF	47,818	7,483,995
Total Exchange-Traded Funds (Cost $18,506,015)		19,265,363

	Shares	Value
Short-Term Investments 1.4%
Affiliated Investment Company 0.8%
MainStay U.S. Government Liquidity Fund, 0.01% (g)	3,103,849	$ 3,103,849
Unaffiliated Investment Company 0.6%
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	2,349,794	2,349,794
Total Short-Term Investments (Cost $5,453,643)		5,453,643
Total Investments (Cost $378,050,219)	99.7%	390,576,870
Other Assets, Less Liabilities	0.3	1,026,634
Net Assets	100.0%	$ 391,603,504

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(d)	Delayed delivery security.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $2,275,556. The Portfolio received cash collateral with a value of $2,349,794.
(g)	Current yield as of September 30, 2021.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	69	December 2021	$ 15,195,265	$ 15,183,773	$ (11,492)
U.S. Treasury 5 Year Notes	18	December 2021	2,215,218	2,209,359	(5,859)
U.S. Treasury 10 Year Notes	18	December 2021	2,394,378	2,368,969	(25,409)
Total Long Contracts					(42,760)
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(27)	December 2021	(3,984,349)	(3,921,750)	62,599
U.S. Treasury Long Bonds	(5)	December 2021	(809,443)	(796,094)	13,349
Total Short Contracts					75,948
Net Unrealized Appreciation					$ 33,188

1.	As of September 30, 2021, cash in the amount of $49,555 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
LIBOR—London Interbank Offered Rate
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 15,515,377	$ —	$ 15,515,377
Corporate Bonds	—	54,525,629	—	54,525,629
Foreign Government Bonds	—	264,408	—	264,408
Mortgage-Backed Securities	—	2,047,008	—	2,047,008
U.S. Government & Federal Agencies	—	50,986,884	—	50,986,884
Total Long-Term Bonds	—	123,339,306	—	123,339,306
Common Stocks
Pharmaceuticals	18,756,752	2,805,015	—	21,561,767
All Other Industries	220,956,791	—	—	220,956,791
Total Common Stocks	239,713,543	2,805,015	—	242,518,558
Exchange-Traded Funds	19,265,363	—	—	19,265,363
Short-Term Investments
Affiliated Investment Company	3,103,849	—	—	3,103,849
Unaffiliated Investment Company	2,349,794	—	—	2,349,794
Total Short-Term Investments	5,453,643	—	—	5,453,643
Total Investments in Securities	264,432,549	126,144,321	—	390,576,870
Other Financial Instruments
Futures Contracts (b)	75,948	—	—	75,948
Total Investments in Securities and Other Financial Instruments	$ 264,508,497	$ 126,144,321	$ —	$ 390,652,818
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (42,760)	$ —	$ —	$ (42,760)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Bond Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.2%
Asset-Backed Securities 15.2%
Automobile Asset-Backed Security 0.3%
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A
4.06%, due 11/15/30	$ 2,245,000	$ 2,549,912
Home Equity Asset-Backed Securities 0.1%
Chase Funding Trust
Series 2002-2, Class 1A5
6.333%, due 4/25/32 (a)	40,636	41,236
JP Morgan Mortgage Acquisition Trust
Series 2007-CH2, Class AF3
4.544%, due 10/25/30 (a)	486,874	340,656
Morgan Stanley Mortgage Loan Trust
Series 2006-17XS, Class A3A
5.651%, due 10/25/46 (a)	838,069	350,232
		732,124
Other Asset-Backed Securities 14.8%
522 Funding CLO Ltd.
Series 2019-4A, Class BR
1.734% (3 Month LIBOR + 1.60%), due 4/20/30 (b)(c)	3,000,000	3,000,006
AIMCO CLO
Series 2015-AA, Class BR
1.426% (3 Month LIBOR + 1.30%), due 1/15/28 (b)(c)	2,000,000	2,000,000
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2
1.937%, due 8/15/46 (b)	3,000,000	3,014,883
Apidos CLO XXV
Series 2016-25A, Class A1R
1.304% (3 Month LIBOR + 1.17%), due 10/20/31 (b)(c)	1,300,000	1,300,026
Apidos CLO XXXII
Series 2019-32A, Class A1
1.454% (3 Month LIBOR + 1.32%), due 1/20/33 (b)(c)	2,200,000	2,201,223
ARES L CLO Ltd.
Series 2018-50A, Class BR
1.734% (3 Month LIBOR + 1.60%), due 1/15/32 (b)(c)	2,000,000	2,000,946
ARES XXXIV CLO Ltd.
Series 2015-2A, Class AR2
1.384% (3 Month LIBOR + 1.25%), due 4/17/33 (b)(c)	2,000,000	2,001,100
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
1.534% (3 Month LIBOR + 1.40%), due 4/20/30 (b)(c)	2,000,000	1,982,466
Battalion CLO 17 Ltd.
Series 2021-17A, Class A1
1.394% (3 Month LIBOR + 1.26%), due 3/9/34 (b)(c)	3,000,000	3,008,868
Battalion CLO Ltd. (b)(c)
Series 2021-21A, Class A
1.312% (3 Month LIBOR + 1.18%), due 7/15/34	2,000,000	2,001,054

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Battalion CLO Ltd. (b)(c)
Series 2021-21A, Class B
1.882% (3 Month LIBOR + 1.75%), due 7/15/34	$ 2,000,000	$ 2,001,384
Benefit Street Partners CLO XIX Ltd.
Series 2019-19A, Class A
1.476% (3 Month LIBOR + 1.35%), due 1/15/33 (b)(c)	1,500,000	1,501,002
Benefit Street Partners CLO XVIII Ltd.
Series 2019-18A, Class A
1.466% (3 Month LIBOR + 1.34%), due 10/15/32 (b)(c)	1,000,000	1,000,436
CAL Funding IV Ltd.
Series 2020-1A, Class A
2.22%, due 9/25/45 (b)	4,803,750	4,845,439
Carlyle US CLO Ltd.
Series 2021-5A, Class B
1.735% (3 Month LIBOR + 1.60%), due 7/20/34 (b)(c)	3,000,000	3,001,602
CARS-DB5 LP
Series 2021-1A, Class A3
1.92%, due 8/15/51 (b)	2,500,000	2,499,378
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class A
1.395% (3 Month LIBOR + 1.27%), due 10/25/32 (b)(c)	2,600,000	2,600,226
College Avenue Student Loans LLC (b)
Series 2021-A, Class A2
1.60%, due 7/25/51	2,827,459	2,813,985
Series 2021-B, Class B
1.76%, due 6/25/52	3,081,480	3,075,409
Cook Park CLO Ltd.
Series 2018-1A, Class B
1.534% (3 Month LIBOR + 1.40%), due 4/17/30 (b)(c)	3,000,000	3,000,021
Dryden 76 CLO Ltd.
Series 2019-76A, Class A1
1.464% (3 Month LIBOR + 1.33%), due 10/20/32 (b)(c)	1,875,000	1,875,506
Dryden 87 CLO Ltd.
Series 2021-87A, Class B
1.688% (3 Month LIBOR + 1.55%), due 5/20/34 (b)(c)	3,000,000	2,995,530
Elmwood CLO VI Ltd.
Series 2020-3A, Class AR
1.284% (3 Month LIBOR + 1.16%), due 10/20/34 (b)(c)(d)	2,500,000	2,500,000
Galaxy XXI CLO Ltd.
Series 2015-21A, Class BR
1.484% (3 Month LIBOR + 1.35%), due 4/20/31 (b)(c)	1,500,000	1,498,460
Galaxy XXVI CLO Ltd.
Series 2018-26A, Class A
1.331% (3 Month LIBOR + 1.20%), due 11/22/31 (b)(c)	1,500,000	1,500,039
Global SC Finance SRL
Series 2021-2A, Class A
1.95%, due 8/17/41 (b)	3,371,307	3,371,307

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Grippen Park CLO Ltd.
Series 2017-1A, Class B
1.784% (3 Month LIBOR + 1.65%), due 1/20/30 (b)(c)	$ 750,000	$ 750,085
Kayne CLO 10 Ltd.
Series 2021-10A, Class A
1.36% (3 Month LIBOR + 1.17%), due 4/23/34 (b)(c)	2,000,000	2,004,378
Magnetite CLO Ltd.
Series 2021-31A, Class A1
1.228% (3 Month LIBOR + 1.10%), due 7/15/34 (b)(c)	2,500,000	2,500,880
Magnetite XVIII Ltd.
Series 2016-18A, Class AR
1.205% (3 Month LIBOR + 1.08%), due 11/15/28 (b)(c)	1,900,000	1,900,116
Magnetite XXIII Ltd.
Series 2019-23A, Class A
1.425% (3 Month LIBOR + 1.30%), due 10/25/32 (b)(c)	1,000,000	1,000,317
Magnetite XXVIII Ltd.
Series 2020-28A, Class B
1.775% (3 Month LIBOR + 1.65%), due 10/25/31 (b)(c)	2,500,000	2,500,843
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
1.632% (3 Month LIBOR + 1.50%), due 1/28/30 (b)(c)	1,000,000	1,000,050
Neuberger Berman Loan Advisers CLO 24 Ltd.
Series 2017-24A, Class BR
1.634% (3 Month LIBOR + 1.50%), due 4/19/30 (b)(c)	1,000,000	1,000,155
Neuberger Berman Loan Advisers CLO 33 Ltd.
Series 2019-33A, Class BR
1.722% (3 Month LIBOR + 1.60%), due 10/16/33 (b)(c)(d)	3,000,000	3,000,315
Neuberger Berman Loan Advisers CLO 35 Ltd.
Series 2019-35A, Class A1
1.474% (3 Month LIBOR + 1.34%), due 1/19/33 (b)(c)	3,000,000	3,002,667
Oaktree CLO Ltd. (b)(c)
Series 2015-1A, Class A2BR
1.484% (3 Month LIBOR + 1.35%), due 10/20/27	1,000,000	1,000,064
Series 2020-1A, Class BR
1.776% (3 Month LIBOR + 1.65%), due 7/15/34	2,000,000	2,001,064
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class AR
1.305% (3 Month LIBOR + 1.18%), due 1/24/33 (b)(c)	1,200,000	1,198,909
Palmer Square CLO Ltd. (b)(c)
Series 2014-1A, Class A1R2
1.264% (3 Month LIBOR + 1.13%), due 1/17/31	750,000	750,221
Series 2015-2A, Class A2R2
1.684% (3 Month LIBOR + 1.55%), due 7/20/30	2,000,000	2,000,272
Palmer Square Loan Funding Ltd. (b)(c)
Series 2021-3A, Class A2
1.571% (3 Month LIBOR + 1.40%), due 7/20/29	2,500,000	2,501,293
Series 2019-3A, Class A2
1.731% (3 Month LIBOR + 1.60%), due 8/20/27	3,000,000	3,002,061

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class A1A
1.524% (3 Month LIBOR + 1.39%), due 1/20/34 (b)(c)	$ 2,000,000	$ 2,005,238
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
1.315% (3 Month LIBOR + 1.19%), due 10/25/31 (b)(c)	2,000,000	2,000,092
Shackleton CLO Ltd. (b)(c)
Series 2019-15A, Class AR
1.326% (3 Month LIBOR + 1.20%), due 1/15/32	2,000,000	1,997,816
Series 2019-14A, Class A1R
1.334% (3 Month LIBOR + 1.20%), due 7/20/34	1,000,000	1,000,538
Slam Ltd.
Series 2021-1A, Class A
2.434%, due 6/15/46 (b)	4,216,185	4,220,465
Stack Infrastructure Issuer LLC
Series 2021-1A, Class A2
1.877%, due 3/26/46 (b)	2,500,000	2,495,387
STORE Master Funding LLC
Series 2021-1A, Class A1
2.12%, due 6/20/51 (b)	1,428,213	1,432,668
Textainer Marine Containers Ltd.
Series 2021-3A, Class A
1.94%, due 8/20/46 (b)	3,178,667	3,148,345
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
1.281% (3 Month LIBOR + 1.15%), due 11/20/30 (b)(c)	2,243,000	2,243,157
Tiaa CLO III Ltd.
Series 2017-2A, Class A
1.276% (3 Month LIBOR + 1.15%), due 1/16/31 (b)(c)	2,400,000	2,388,982
TICP CLO XV Ltd.
Series 2020-15A, Class A
1.414% (3 Month LIBOR + 1.28%), due 4/20/33 (b)(c)	2,000,000	2,003,124
Trestles CLO IV Ltd.
Series 2021-4A, Class A
1.291% (3 Month LIBOR + 1.17%), due 7/21/34 (b)(c)	2,300,000	2,298,638
TRP-TRIP Rail Master Funding LLC
Series 2021-2, Class A
2.15%, due 6/19/51 (b)	2,973,876	2,994,198
Voya CLO Ltd. (b)(c)
Series 2019-1A, Class BR
1.676% (3 Month LIBOR + 1.55%), due 4/15/31	2,000,000	1,987,046
Series 2021-2A, Class B
1.727% (3 Month LIBOR + 1.60%), due 10/20/34 (d)	2,500,000	2,500,000

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Wellfleet CLO Ltd.
Series 2021-2A, Class A1
1.328% (3 Month LIBOR + 1.20%), due 7/15/34 (b)(c)	$ 2,520,000	$ 2,521,336
		130,941,016
Total Asset-Backed Securities (Cost $134,529,125)		134,223,052
Corporate Bonds 38.5%
Aerospace & Defense 1.0%
Boeing Co. (The)
3.10%, due 5/1/26	1,925,000	2,034,674
3.25%, due 2/1/28	1,825,000	1,927,725
3.625%, due 2/1/31	2,500,000	2,676,271
5.15%, due 5/1/30	1,975,000	2,318,038
		8,956,708
Auto Manufacturers 2.8%
Daimler Finance North America LLC
2.625%, due 3/10/30 (b)	3,495,000	3,586,483
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	825,000	837,127
3.664%, due 9/8/24	1,800,000	1,858,500
General Motors Co.
5.15%, due 4/1/38	1,500,000	1,789,591
General Motors Financial Co., Inc.
1.05%, due 3/8/24	3,253,000	3,267,090
Hyundai Capital America (b)
1.80%, due 1/10/28	875,000	856,425
2.375%, due 10/15/27	1,525,000	1,545,630
Nissan Motor Co. Ltd.
4.81%, due 9/17/30 (b)	5,885,000	6,618,867
Volkswagen Group of America Finance LLC
3.35%, due 5/13/25 (b)	4,225,000	4,516,989
		24,876,702
Banks 6.6%
Banco Santander SA
1.722% (1 Year Treasury Constant Maturity Rate + 0.90%), due 9/14/27 (c)	4,000,000	3,981,412
4.25%, due 4/11/27	1,800,000	2,022,741
Bank of America Corp. (e)
2.087%, due 6/14/29	5,745,000	5,735,780
2.972%, due 7/21/52	2,515,000	2,462,018
BNP Paribas SA (b)
1.323%, due 1/13/27 (e)	1,650,000	1,622,296
2.159%, due 9/15/29 (e)	1,075,000	1,064,823
2.824%, due 1/26/41	3,850,000	3,652,713

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
3.20%, due 10/21/26	$ 1,500,000	$ 1,617,263
4.75%, due 5/18/46	1,975,000	2,480,011
Goldman Sachs Group, Inc. (The)
2.383%, due 7/21/32 (e)	2,325,000	2,302,027
5.15%, due 5/22/45	975,000	1,278,487
JPMorgan Chase & Co.
1.578%, due 4/22/27 (e)	6,600,000	6,613,385
Morgan Stanley
1.512%, due 7/20/27 (e)	2,300,000	2,289,065
2.239%, due 7/21/32 (e)	2,825,000	2,776,374
2.484%, due 9/16/36 (e)	1,925,000	1,884,049
4.35%, due 9/8/26	1,556,000	1,756,272
Societe Generale SA (b)
1.792% (1 Year Treasury Constant Maturity Rate + 1.00%), due 6/9/27 (c)	2,075,000	2,063,739
3.625%, due 3/1/41	2,000,000	2,036,866
Standard Chartered plc
0.991% (1 Year Treasury Constant Maturity Rate + 0.78%), due 1/12/25 (b)(c)	2,100,000	2,092,688
Sumitomo Mitsui Trust Bank Ltd.
1.35%, due 9/16/26 (b)	3,650,000	3,643,492
UBS Group AG (b)(c)
1.364% (1 Year Treasury Constant Maturity Rate + 1.08%), due 1/30/27	2,825,000	2,798,664
2.095% (1 Year Treasury Constant Maturity Rate + 1.00%), due 2/11/32	1,800,000	1,751,306
		57,925,471
Beverages 1.1%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	2,000,000	2,387,649
4.75%, due 1/23/29	3,750,000	4,414,790
Diageo Capital plc
2.125%, due 4/29/32	1,150,000	1,143,511
Keurig Dr Pepper, Inc.
3.35%, due 3/15/51	2,000,000	2,076,111
		10,022,061
Biotechnology 0.2%
Amgen, Inc.
3.375%, due 2/21/50	1,600,000	1,643,023
Building Materials 1.5%
Carrier Global Corp.
3.577%, due 4/5/50	3,575,000	3,798,239
Martin Marietta Materials, Inc.
3.45%, due 6/1/27	1,825,000	1,987,383
Masco Corp.
4.50%, due 5/15/47	3,000,000	3,600,086

	Principal Amount	Value
Corporate Bonds
Building Materials
Owens Corning
3.95%, due 8/15/29	$ 3,378,000	$ 3,768,915
		13,154,623
Chemicals 1.0%
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (b)	1,600,000	1,602,351
LYB International Finance III LLC
1.25%, due 10/1/25	925,000	924,208
NewMarket Corp.
4.10%, due 12/15/22	5,536,000	5,757,648
Nutrien Ltd.
3.625%, due 3/15/24	825,000	876,845
		9,161,052
Commercial Services 0.3%
Ashtead Capital, Inc.
2.45%, due 8/12/31 (b)	2,850,000	2,801,653
Computers 0.1%
HP, Inc.
2.65%, due 6/17/31 (b)	875,000	866,333
Diversified Financial Services 3.6%
Air Lease Corp.
0.70%, due 2/15/24	1,575,000	1,565,097
0.80%, due 8/18/24	2,800,000	2,783,118
1.875%, due 8/17/26	2,125,000	2,117,580
Aircastle Ltd.
2.85%, due 1/26/28 (b)	4,325,000	4,380,187
Antares Holdings LP (b)
2.75%, due 1/15/27	650,000	650,588
3.95%, due 7/15/26	1,600,000	1,686,069
Aviation Capital Group LLC (b)
1.95%, due 1/30/26	1,525,000	1,519,491
1.95%, due 9/20/26	3,525,000	3,487,622
Blackstone Holdings Finance Co. LLC
1.625%, due 8/5/28 (b)	2,250,000	2,198,799
BOC Aviation USA Corp.
1.625%, due 4/29/24 (b)	2,325,000	2,342,866
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	6,160,000	7,392,322
Thirax 1 LLC
0.968%, due 1/14/33	1,730,016	1,703,674
		31,827,413

	Principal Amount	Value
Corporate Bonds
Electric 3.2%
Appalachian Power Co.
6.375%, due 4/1/36	$ 1,750,000	$ 2,397,717
Arizona Public Service Co.
5.50%, due 9/1/35	1,275,000	1,629,792
Dayton Power & Light Co. (The)
3.95%, due 6/15/49	1,025,000	1,149,457
DTE Energy Co.
Series F
1.05%, due 6/1/25	1,300,000	1,289,746
Entergy Mississippi LLC
3.85%, due 6/1/49	2,500,000	2,840,850
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (b)	3,455,000	3,757,016
Niagara Mohawk Power Corp.
3.025%, due 6/27/50 (b)	1,850,000	1,771,583
Ohio Edison Co.
6.875%, due 7/15/36	2,500,000	3,583,210
Pinnacle West Capital Corp.
1.30%, due 6/15/25	3,100,000	3,104,336
Southern California Edison Co.
1.10%, due 4/1/24	2,275,000	2,285,991
Series 20C
1.20%, due 2/1/26	1,800,000	1,783,965
Tennessee Valley Authority
5.25%, due 9/15/39	2,000,000	2,838,034
		28,431,697
Electronics 0.4%
Flex Ltd.
3.75%, due 2/1/26	3,400,000	3,699,907
Food 0.6%
Bimbo Bakeries USA, Inc.
4.00%, due 5/17/51 (b)	1,325,000	1,435,581
Conagra Brands, Inc.
4.85%, due 11/1/28	2,300,000	2,697,900
Kroger Co. (The)
Series B
7.70%, due 6/1/29	1,000,000	1,369,931
		5,503,412
Gas 0.2%
NiSource, Inc.
5.65%, due 2/1/45	1,125,000	1,543,235
Healthcare-Products 0.1%
Stryker Corp.
2.90%, due 6/15/50	850,000	848,270

	Principal Amount	Value
Corporate Bonds
Healthcare-Services 0.9%
Fresenius Medical Care U.S. Finance III, Inc. (b)
1.875%, due 12/1/26	$ 1,400,000	$ 1,406,864
2.375%, due 2/16/31	4,270,000	4,143,223
UnitedHealth Group, Inc.
3.25%, due 5/15/51	2,550,000	2,696,510
		8,246,597
Home Builders 0.2%
MDC Holdings, Inc.
2.50%, due 1/15/31	1,450,000	1,413,126
Insurance 0.9%
Brighthouse Financial Global Funding
1.00%, due 4/12/24 (b)	3,975,000	3,994,795
Pacific LifeCorp
3.35%, due 9/15/50 (b)	1,700,000	1,797,573
Principal Life Global Funding II
1.25%, due 8/16/26 (b)	2,250,000	2,236,043
		8,028,411
Investment Companies 0.7%
Blackstone Secured Lending Fund
2.125%, due 2/15/27 (b)	1,275,000	1,260,733
2.75%, due 9/16/26	1,925,000	1,965,273
Prospect Capital Corp.
3.437%, due 10/15/28	3,390,000	3,297,192
		6,523,198
Iron & Steel 0.3%
Nucor Corp.
2.00%, due 6/1/25	1,575,000	1,621,340
Steel Dynamics, Inc.
3.25%, due 10/15/50	725,000	716,181
		2,337,521
Media 1.0%
Charter Communications Operating LLC
2.25%, due 1/15/29 (d)	1,250,000	1,249,016
4.908%, due 7/23/25	1,700,000	1,911,862
Comcast Corp.
4.60%, due 10/15/38	750,000	916,826
Discovery Communications LLC
3.625%, due 5/15/30	800,000	867,612
Fox Corp.
5.576%, due 1/25/49	1,250,000	1,683,284
Thomson Reuters Corp.
3.85%, due 9/29/24	1,575,000	1,693,538
		8,322,138

	Principal Amount	Value
Corporate Bonds
Mining 0.6%
Anglo American Capital plc (b)
2.25%, due 3/17/28	$ 2,900,000	$ 2,882,557
5.625%, due 4/1/30	1,875,000	2,262,983
		5,145,540
Oil & Gas 0.5%
Valero Energy Corp.
2.85%, due 4/15/25	4,000,000	4,212,649
Oil & Gas Services 0.6%
Schlumberger Holdings Corp.
3.75%, due 5/1/24 (b)	4,725,000	5,047,946
Packaging & Containers 0.4%
Packaging Corp. of America
4.05%, due 12/15/49	1,525,000	1,773,134
WRKCo, Inc.
3.75%, due 3/15/25	1,825,000	1,974,998
		3,748,132
Pharmaceuticals 1.0%
AbbVie, Inc.
2.95%, due 11/21/26	575,000	615,909
Bayer US Finance II LLC
4.375%, due 12/15/28 (b)	2,825,000	3,198,381
CVS Health Corp.
1.875%, due 2/28/31	2,425,000	2,342,742
4.25%, due 4/1/50	2,325,000	2,737,778
		8,894,810
Pipelines 1.7%
Energy Transfer Operating LP
6.05%, due 6/1/41	1,300,000	1,612,810
Energy Transfer Partners LP
5.875%, due 3/1/22	4,800,000	4,840,703
Enterprise Products Operating LLC
5.10%, due 2/15/45	2,600,000	3,235,071
Kinder Morgan Energy Partners LP
6.375%, due 3/1/41	400,000	547,903
Tennessee Gas Pipeline Co. LLC
2.90%, due 3/1/30 (b)	2,275,000	2,352,629
Texas Eastern Transmission LP
2.80%, due 10/15/22 (b)	2,350,000	2,390,941
		14,980,057
Real Estate Investment Trusts 2.7%
American Campus Communities Operating Partnership LP
3.30%, due 7/15/26	3,000,000	3,211,632

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
American Homes 4 Rent LP
3.375%, due 7/15/51	$ 3,225,000	$ 3,269,935
Brixmor Operating Partnership LP
2.50%, due 8/16/31	725,000	714,320
Highwoods Realty LP
3.05%, due 2/15/30	1,410,000	1,472,611
3.875%, due 3/1/27	3,590,000	3,969,679
Kimco Realty Corp.
2.80%, due 10/1/26	1,800,000	1,909,167
Simon Property Group LP
1.75%, due 2/1/28	2,750,000	2,729,369
Spirit Realty LP
2.70%, due 2/15/32	900,000	892,292
VEREIT Operating Partnership LP
3.95%, due 8/15/27	4,870,000	5,458,947
		23,627,952
Retail 1.0%
Advance Auto Parts, Inc.
1.75%, due 10/1/27	1,125,000	1,120,080
CK Hutchison International 21 Ltd.
1.50%, due 4/15/26 (b)	3,375,000	3,375,877
Lowe's Cos., Inc.
3.00%, due 10/15/50	1,450,000	1,413,937
Walmart, Inc.
1.50%, due 9/22/28	2,650,000	2,638,574
		8,548,468
Semiconductors 0.2%
Skyworks Solutions, Inc.
1.80%, due 6/1/26	1,825,000	1,849,182
Software 0.6%
Fiserv, Inc.
2.25%, due 6/1/27	2,960,000	3,053,088
VMware, Inc.
2.20%, due 8/15/31	2,675,000	2,615,531
		5,668,619
Telecommunications 2.2%
AT&T, Inc.
1.65%, due 2/1/28	1,175,000	1,165,590
4.85%, due 3/1/39	2,000,000	2,396,889
NTT Finance Corp.
1.162%, due 4/3/26 (b)	1,300,000	1,292,552
Orange SA
5.375%, due 1/13/42	895,000	1,194,934

	Principal Amount	Value
Corporate Bonds
Telecommunications
Telefonica Emisiones SA
5.213%, due 3/8/47	$ 750,000	$ 936,037
T-Mobile US, Inc.
2.55%, due 2/15/31	6,540,000	6,563,306
Verizon Communications, Inc.
2.10%, due 3/22/28	2,350,000	2,385,461
4.272%, due 1/15/36	3,250,000	3,817,816
		19,752,585
Transportation 0.3%
Norfolk Southern Corp.
5.64%, due 5/17/29	1,400,000	1,717,515
Union Pacific Corp.
3.25%, due 2/5/50	775,000	813,516
		2,531,031
Total Corporate Bonds (Cost $323,467,674)		340,139,522
Foreign Government Bonds 0.7%
Chile 0.2%
Banco del Estado de Chile
2.704%, due 1/9/25 (b)	1,275,000	1,319,625
France 0.5%
Electricite de France SA
5.00%, due 9/21/48 (b)	3,420,000	4,461,409
Poland 0.0% ‡
Poland Government Bond
5.00%, due 3/23/22	350,000	357,471
Total Foreign Government Bonds (Cost $4,948,522)		6,138,505
Mortgage-Backed Securities 18.3%
Agency (Collateralized Mortgage Obligations) 12.7%
FHLMC
REMIC, Series 4994, Class GV
2.00%, due 6/25/46	2,000,000	2,002,502
REMIC, Series 4623, Class LZ
2.50%, due 10/15/46	2,261,291	2,337,342
REMIC, Series 4199, Class BZ
3.50%, due 5/15/43	3,211,412	3,543,702
REMIC, Series 4684, Class CZ
4.00%, due 5/15/47	1,664,488	1,960,883

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4748, Class Z
4.00%, due 11/15/47	$ 1,858,471	$ 2,051,457
REMIC, Series 4798, Class GZ
4.00%, due 6/15/48	2,284,755	2,559,118
FNMA
REMIC, Series 2016-7, Class GY
3.50%, due 3/25/36	3,000,000	3,323,774
FNMA, STRIPS
REMIC, Series 396, Class 1
(zero coupon), due 6/25/39	2,830,141	2,596,834
GNMA
REMIC, Series 2013-149, Class LZ
2.50%, due 10/20/43	3,290,247	3,410,229
REMIC, Series 2014-181, Class L
3.00%, due 12/20/44	2,399,998	2,577,797
GNMA II, Single Family, 30 Year (f)
2.00%, due 10/15/51 TBA	4,000,000	4,057,656
2.50%, due 10/15/51 TBA	7,400,000	7,639,055
3.00%, due 10/15/51 TBA	8,750,000	9,141,699
UMBS, Single Family, 30 Year (f)
2.00%, due 10/25/51 TBA	38,100,000	38,202,692
2.50%, due 10/25/51 TBA	26,050,000	26,858,975
		112,263,715
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
Aventura Mall Trust
Series 2018-AVM, Class A
4.249%, due 7/5/40 (b)(g)	3,250,000	3,669,138
BFLD Trust
Series 2021-FPM, Class A
1.684% (1 Month LIBOR + 1.60%), due 6/15/38 (b)(c)	3,000,000	3,001,805
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class A
2.456%, due 11/10/42 (b)(g)	3,100,000	3,107,357
CSMC OA LLC
Series 2014-USA, Class A1
3.304%, due 9/15/37 (b)	2,143,467	2,248,610
CSMC Trust
Series 2019-UVIL, Class A
3.16%, due 12/15/41 (b)	1,650,000	1,746,360
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (b)	2,900,000	3,021,596
FHLMC, Multifamily Structured Pass-Through Certificates (g)
REMIC, Series K131, Class X1
0.729%, due 7/25/31	35,000,000	2,236,139

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC, Multifamily Structured Pass-Through Certificates (g)
REMIC, Series K123, Class X1
0.866%, due 12/25/30	$ 72,691,733	$ 4,477,425
REMIC, Series K122, Class X1
0.974%, due 11/25/30	31,968,531	2,205,180
REMIC, Series K119, Class X1
1.026%, due 9/25/30	54,894,546	3,948,180
REMIC, Series K130, Class X1
1.144%, due 6/25/31	29,471,288	2,599,038
REMIC, Series K108, Class X1
1.81%, due 3/25/30	19,196,727	2,412,491
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (b)	3,250,000	3,368,011
WFLD Mortgage Trust
Series 2014-MONT, Class A
3.88%, due 8/10/31 (b)(g)	2,800,000	2,937,090
		40,978,420
Other Asset-Backed Security 0.3%
CMFT Net Lease Master Issuer LLC
Series 2021-1, Class A1
2.09%, due 7/20/51 (b)	2,816,215	2,794,816
Whole Loan (Collateralized Mortgage Obligations) 0.6%
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M45T
4.50%, due 6/25/57	732,392	811,267
Sequoia Mortgage Trust
Series 2021-3, Class A1
2.50%, due 5/25/51 (b)(h)	4,362,379	4,406,320
		5,217,587
Total Mortgage-Backed Securities (Cost $162,314,557)		161,254,538
Municipal Bonds 0.6%
Texas 0.6%
San Antonio Water System Revenue Bonds
5.502%, due 5/15/29	2,000,000	2,407,345
Texas Transportation Commission State Highway Fund Revenue Bonds, First Tier
5.178%, due 4/1/30	2,150,000	2,623,895
		5,031,240
Total Municipal Bonds (Cost $4,584,781)		5,031,240

	Principal Amount	Value
U.S. Government & Federal Agencies 25.9%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 12.6%
FFCB
1.14%, due 8/20/29	$ 5,000,000	$ 4,874,334
1.23%, due 9/10/29	7,000,000	6,865,952
1.24%, due 12/23/30	1,025,000	989,998
1.25%, due 6/24/30	5,475,000	5,300,333
1.33%, due 7/1/30	5,000,000	4,877,231
1.67%, due 3/3/31	5,000,000	4,963,175
1.70%, due 4/28/31	6,625,000	6,569,803
1.73%, due 9/2/31	2,200,000	2,148,361
1.73%, due 9/22/31	3,350,000	3,316,387
1.84%, due 10/27/31	4,500,000	4,484,356
1.90%, due 9/27/33	1,750,000	1,719,377
1.91%, due 6/1/33	4,000,000	3,889,629
2.00%, due 4/14/33	3,075,000	3,043,720
2.02%, due 4/1/31	3,500,000	3,501,529
2.03%, due 1/21/28	3,800,000	4,003,450
2.04%, due 4/14/31	3,300,000	3,299,241
2.13%, due 4/19/34	2,950,000	2,919,048
2.15%, due 3/7/36	3,600,000	3,582,726
2.15%, due 9/15/36	3,550,000	3,445,196
2.29%, due 6/28/34	3,550,000	3,540,689
2.49%, due 6/30/36	3,600,000	3,600,956
2.70%, due 6/21/41	2,200,000	2,207,606
FHLB
1.62%, due 4/5/30	2,675,000	2,663,898
2.00%, due 5/12/31	4,400,000	4,391,764
2.45%, due 6/16/36	1,700,000	1,699,804
FHLMC
1.28%, due 4/30/30	3,000,000	2,911,250
1.42%, due 12/30/30	4,600,000	4,492,321
FHLMC Gold Pools, 15 Year
4.50%, due 4/1/22	358	375
4.50%, due 4/1/23	1,233	1,291
5.00%, due 3/1/25	25,148	26,241
FHLMC Gold Pools, 30 Year
6.50%, due 11/1/35	3,287	3,693
6.50%, due 8/1/37	17,461	19,972
FNMA
6.25%, due 5/15/29	3,000,000	4,033,697
UMBS, 30 Year
3.00%, due 5/1/50	1,987,936	2,151,812
3.00%, due 9/1/50	3,027,274	3,233,264
3.50%, due 3/1/50	1,941,707	2,132,526
		110,905,005
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.8%
FNMA, Other
4.00%, due 8/1/59	1,192,098	1,357,652

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 15 Year
4.50%, due 5/1/24	$ 91,099	$ 95,584
5.00%, due 12/1/23	20,928	21,809
5.00%, due 12/1/23	8,555	8,922
5.50%, due 12/1/21	165	165
5.50%, due 1/1/22	590	591
5.50%, due 2/1/22	47	47
UMBS, 30 Year
2.00%, due 3/1/51	3,422,818	3,452,781
2.00%, due 4/1/51	2,791,441	2,810,368
2.50%, due 5/1/43	318,882	329,700
3.00%, due 5/1/48	2,465,018	2,616,228
3.00%, due 10/1/49	1,686,148	1,787,956
3.00%, due 9/1/50	2,651,986	2,843,712
3.00%, due 10/1/50	2,333,666	2,482,486
3.00%, due 2/1/51	2,176,110	2,313,205
3.00%, due 4/1/51	1,519,415	1,619,792
3.00%, due 7/1/51	2,007,622	2,136,534
3.50%, due 8/1/49	3,652,725	4,004,042
3.50%, due 3/1/50	5,739,253	6,249,074
3.50%, due 9/1/50	6,038,260	6,618,187
3.50%, due 4/1/51	1,310,307	1,418,852
4.00%, due 6/1/46	1,193,669	1,318,949
4.00%, due 11/1/46	3,751,542	4,129,334
4.00%, due 4/1/47	3,367,835	3,725,297
6.50%, due 10/1/36	12,029	13,511
6.50%, due 10/1/36	11,933	13,403
6.50%, due 8/1/37	1,996	2,281
7.00%, due 9/1/37	33,684	39,481
7.00%, due 10/1/37	431	507
7.00%, due 11/1/37	5,176	6,085
7.50%, due 7/1/28	7,004	7,590
		51,424,125
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
GNMA I, 30 Year
4.00%, due 3/15/44	24,653	27,389
4.00%, due 7/15/44	225,195	250,036
4.00%, due 7/15/45	106,006	117,326
4.50%, due 6/15/39	492,242	556,739
4.50%, due 6/15/40	169,241	191,420
		1,142,910
United States Treasury Bonds 1.8%
U.S. Treasury Bonds
1.625%, due 11/15/50	13,600,000	12,218,219
1.875%, due 2/15/41	3,770,000	3,687,531
		15,905,750

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes 5.6%
U.S. Treasury Notes
0.25%, due 9/30/23	$ 19,500,000	$ 19,484,766
0.375%, due 9/15/24	11,450,000	11,400,801
0.875%, due 9/30/26	14,335,000	14,257,725
1.25%, due 8/15/31	3,925,000	3,829,941
		48,973,233
Total U.S. Government & Federal Agencies (Cost $228,419,230)		228,351,023
Total Long-Term Bonds (Cost $858,263,889)		875,137,880

	Shares
Short-Term Investment 8.5%
Unaffiliated Investment Company 8.5%
J.P. Morgan U.S. Government Money Market Fund, 0.026% (i)	75,507,851	75,507,851
Total Short-Term Investment (Cost $75,507,851)		75,507,851
Total Investments (Cost $933,771,740)	107.7%	950,645,731
Other Assets, Less Liabilities	(7.7)	(68,091,971)
Net Assets	100.0%	$ 882,553,760

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(d)	Delayed delivery security.
(e)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(f)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2021, the total net market value was $85,900,077, which represented 9.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(i)	Current yield as of September 30, 2021.

Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	115	December 2021	$ 25,329,874	$ 25,306,289	$ (23,585)
U.S. Treasury 5 Year Notes	394	December 2021	48,512,032	48,360,422	(151,610)
U.S. Treasury Ultra Bonds	282	December 2021	55,252,667	53,879,625	(1,373,042)
Total Long Contracts					(1,548,237)
Short Contracts
U.S. Treasury 10 Year Notes	(108)	December 2021	(14,340,791)	(14,213,813)	126,978
U.S. Treasury 10 Year Ultra Bonds	(198)	December 2021	(29,218,563)	(28,759,500)	459,063
Total Short Contracts					586,041
Net Unrealized Depreciation					$ (962,196)

1.	As of September 30, 2021, cash in the amount of $1,755,276 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Abbreviation(s):
CLO—Collateralized Loan Obligation
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 134,223,052	$ —	$ 134,223,052
Corporate Bonds	—	340,139,522	—	340,139,522
Foreign Government Bonds	—	6,138,505	—	6,138,505
Mortgage-Backed Securities	—	161,254,538	—	161,254,538
Municipal Bonds	—	5,031,240	—	5,031,240
U.S. Government & Federal Agencies	—	228,351,023	—	228,351,023
Total Long-Term Bonds	—	875,137,880	—	875,137,880
Short-Term Investment
Unaffiliated Investment Company	75,507,851	—	—	75,507,851
Total Investments in Securities	75,507,851	875,137,880	—	950,645,731
Other Financial Instruments
Futures Contracts (b)	586,041	—	—	586,041
Total Investments in Securities and Other Financial Instruments	$ 76,093,892	$ 875,137,880	$ —	$ 951,231,772
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,548,237)	$ —	$ —	$ (1,548,237)
Total Investments in Securities and Other Financial Instruments	$ (1,548,237)	$ —	$ —	$ (1,548,237)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.6%
Equity Funds 35.2%
IQ 50 Percent Hedged FTSE International ETF	549,084	$ 13,411,706
IQ 500 International ETF (a)	371,950	12,110,171
IQ Candriam ESG International Equity ETF (a)	398,310	11,653,913
IQ Candriam ESG U.S. Equity ETF	582,184	21,634,365
IQ Chaikin U.S. Large Cap ETF	408,930	13,564,740
IQ Chaikin U.S. Small Cap ETF	166,199	5,788,711
MainStay Epoch Capital Growth Fund Class I	155,529	2,519,514
MainStay Epoch International Choice Fund Class I	170,433	6,952,929
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class	844,931	9,747,967
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	716,827	12,219,964
MainStay VP MacKay International Equity Portfolio Initial Class	248,069	5,026,572
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	202,896	16,778,767
MainStay VP Small Cap Growth Portfolio Initial Class	522,890	10,261,132
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	831,159	11,254,888
MainStay VP Wellington Growth Portfolio Initial Class	292,872	13,143,233
MainStay VP Wellington Mid Cap Portfolio Initial Class	576,898	9,123,692
MainStay VP Wellington Small Cap Portfolio Initial Class	458,808	6,012,357
MainStay VP Wellington U.S. Equity Portfolio Initial Class	135,482	4,470,754
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	635,532	24,148,490
MainStay WMC Enduring Capital Fund Class R6	257,259	8,780,261
MainStay WMC International Research Equity Fund Class I	823,039	6,547,853
MainStay WMC Value Fund Class R6	278,404	15,157,912
Total Equity Funds (Cost $189,561,284)		240,309,891
Fixed Income Funds 56.4%
MainStay MacKay Short Duration High Yield Fund Class I	3,569,846	35,273,647
MainStay Short Term Bond Fund Class I (a)	357,047	3,511,982
MainStay VP Bond Portfolio Initial Class (a)	2,546,189	38,685,020
MainStay VP Floating Rate Portfolio Initial Class (a)	5,959,488	52,942,303
MainStay VP Indexed Bond Portfolio Initial Class (a)	19,845,358	219,166,184
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	2,702,067	28,125,280
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	714,544	6,980,739
Total Fixed Income Funds (Cost $368,124,323)		384,685,155
Total Affiliated Investment Companies (Cost $557,685,607)		624,995,046

	Shares	Value
Short-Term Investment 8.5%
Affiliated Investment Company 8.5%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	58,270,769	$ 58,270,769
Total Short-Term Investment (Cost $58,270,769)	8.5%	58,270,769
Total Investments (Cost $615,956,376)	100.1%	683,265,815
Other Assets, Less Liabilities	(0.1)	(847,736)
Net Assets	100.0%	$ 682,418,079

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	4,961	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(5,560)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	9,953	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	6,615	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA	12/2/21	Monthly	(10,391)	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/3/21	Monthly	(25,835)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	563	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.20%	12/2/21	Monthly	28,546	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.32%	12/2/21	Monthly	10,942	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.42%	12/2/21	Monthly	20,552	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	9,355	—
Citibank NA	Vanguard FTSE Europe ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	13,327	—
						$ —

1.	As of September 30, 2021, cash in the amount $1,550,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 240,309,891	$ —	$ —	$ 240,309,891
Fixed Income Funds	384,685,155	—	—	384,685,155
Total Affiliated Investment Companies	624,995,046	—	—	624,995,046
Short-Term Investment
Affiliated Investment Company	58,270,769	—	—	58,270,769
Total Investments in Securities	$ 683,265,815	$ —	$ —	$ 683,265,815
Total Investments in Securities	$ —	$ —	$ —	$ —

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP CBRE Global Infrastructure Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Australia 9.2%
Atlas Arteria Ltd. (Transportation)	164,479	$ 762,225
Aurizon Holdings Ltd. (Transportation)	72,523	197,524
Sydney Airport (Transportation)	67,219	399,297
Transurban Group (Transportation)	74,407	754,414
Transurban Group (Transportation) (a)	8,267	83,819
		2,197,279
Canada 6.6%
Canadian National Railway Co. (Transportation)	4,478	518,933
Pembina Pipeline Corp. (Midstream / Pipelines)	15,334	486,073
TC Energy Corp. (Midstream / Pipelines)	12,052	580,049
		1,585,055
China 1.1%
Guangdong Investment Ltd. (Utilities)	207,508	270,447
France 9.1%
Eiffage SA (Transportation)	4,945	498,860
Engie SA (Utilities)	58,973	773,991
Vinci SA (Transportation)	8,722	903,459
		2,176,310
Germany 1.1%
Fraport AG Frankfurt Airport Services Worldwide (Transportation) (a)	3,873	269,896
Italy 6.1%
Atlantia SpA (Transportation)	13,572	256,576
Enel SpA (Utilities)	97,525	748,752
Infrastrutture Wireless Italiane SpA (Communications)	23,156	258,228
Terna - Rete Elettrica Nazionale (Utilities)	28,075	199,132
		1,462,688
Japan 3.0%
Central Japan Railway Co. (Transportation)	1,147	183,326
Chubu Electric Power Co., Inc. (Utilities)	14,190	168,323
West Japan Railway Co. (Transportation)	7,358	366,409
		718,058
Mexico 2.0%
Grupo Aeroportuario del Sureste SAB de CV (Transportation) (b)	14,105	263,609
Promotora y Operadora de Infraestructura SAB de CV (Transportation)	30,979	214,736
		478,345
New Zealand 1.2%
Infratil Ltd. (Diversified)	52,117	286,075
Portugal 2.9%
EDP - Energias de Portugal SA (Utilities)	134,133	703,621

	Shares	Value
Common Stocks
Spain 4.9%
Aena SME SA (Transportation) (a)	1,306	$ 225,273
Cellnex Telecom SA (Communications)	15,393	948,855
		1,174,128
United Kingdom 3.5%
National Grid plc (Utilities)	69,320	824,582
United States 48.7%
AES Corp. (The) (Utilities)	27,481	627,391
Alliant Energy Corp. (Utilities)	4,162	232,989
Ameren Corp. (Utilities)	8,360	677,160
American Electric Power Co., Inc. (Utilities)	12,326	1,000,625
American Tower Corp. (Communications)	3,446	914,603
Cheniere Energy, Inc. (Midstream / Pipelines) (a)	8,817	861,156
CMS Energy Corp. (Utilities)	9,816	586,310
Crown Castle International Corp. (Communications)	4,472	775,087
Dominion Energy, Inc. (Utilities)	8,137	594,164
Equinix, Inc. (Communications)	307	242,570
Exelon Corp. (Utilities)	15,363	742,647
FirstEnergy Corp. (Utilities)	13,607	484,681
Kansas City Southern (Transportation)	855	231,397
NextEra Energy, Inc. (Utilities)	13,082	1,027,199
NiSource, Inc. (Utilities)	16,165	391,678
Public Service Enterprise Group, Inc. (Utilities)	10,403	633,543
Union Pacific Corp. (Transportation)	4,302	843,235
WEC Energy Group, Inc. (Utilities)	4,647	409,865
Williams Cos., Inc. (The) (Midstream / Pipelines)	16,116	418,049
		11,694,349
Total Common Stocks (Cost $22,169,115)		23,840,833
Short-Term Investments 1.1%
Affiliated Investment Company 1.1%
United States 1.1%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	253,824	253,824
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	12,397	12,397
Total Short-Term Investments (Cost $266,221)		266,221
Total Investments (Cost $22,435,336)	100.5%	24,107,054
Other Assets, Less Liabilities	(0.5)	(108,724)
Net Assets	100.0%	$ 23,998,330

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $12,036. The Portfolio received cash collateral with a value of $12,397.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 2,197,279	$ —	$ 2,197,279
China	—	270,447	—	270,447
France	—	2,176,310	—	2,176,310
Germany	—	269,896	—	269,896
Italy	—	1,462,688	—	1,462,688
Japan	—	718,058	—	718,058
New Zealand	—	286,075	—	286,075
Portugal	—	703,621	—	703,621
Spain	—	1,174,128	—	1,174,128
United Kingdom	—	824,582	—	824,582
All Other Countries	13,757,749	—	—	13,757,749
Total Common Stocks	13,757,749	10,083,084	—	23,840,833
Short-Term Investments
Affiliated Investment Company	253,824	—	—	253,824
Unaffiliated Investment Company	12,397	—	—	12,397
Total Short-Term Investments	266,221	—	—	266,221
Total Investments in Securities	$ 14,023,970	$ 10,083,084	$ —	$ 24,107,054

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Candriam Emerging Markets Equity Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.8%
Argentina 0.7%
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	1,400	$ 2,351,160
Brazil 4.5%
Banco BTG Pactual SA (Capital Markets)	142,000	656,056
Banco Inter SA (Banks)	136,000	1,165,018
Banco Santander Brasil SA (Banks)	530,000	3,442,336
Cosan SA (Oil, Gas & Consumable Fuels)	845,000	3,565,735
Meliuz SA (Interactive Media & Services) (b)	453,000	499,937
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	49,000	671,329
Pagseguro Digital Ltd., Class A (IT Services) (a)	21,700	1,122,324
Smartfit Escola de Ginastica e Danca SA (Hotels, Restaurants & Leisure) (a)	120,000	564,110
VTEX, Class A (Interactive Media & Services) (a)	30,000	617,100
WEG SA (Electrical Equipment)	264,000	1,921,190
XP, Inc., Class A (Capital Markets) (a)	7,000	281,190
		14,506,325
China 34.0%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services) (c)	160,057	1,317,525
Airtac International Group (Machinery)	56,000	1,752,688
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	520,000	9,672,006
Asia Cement China Holdings Corp. (Construction Materials)	15,500	12,137
Bank of Ningbo Co. Ltd., Class A (Banks) (c)	370,857	2,018,207
Brilliance China Automotive Holdings Ltd. (Automobiles) (a)(c)(d)(e)	1,142,000	456,800
BYD Co. Ltd., Class H (Automobiles)	78,000	2,408,915
CanSino Biologics, Inc., Class H (Pharmaceuticals) (a)(b)(f)	30,000	1,056,629
China Construction Bank Corp., Class H (Banks)	4,700,000	3,333,938
China Feihe Ltd. (Food Products) (b)	360,000	606,406
China Hongqiao Group Ltd. (Metals & Mining)	440,000	553,890
China Meidong Auto Holdings Ltd. (Specialty Retail)	220,000	1,101,246
China Mengniu Dairy Co. Ltd. (Food Products)	240,000	1,543,940
China Merchants Bank Co. Ltd., Class H (Banks)	530,000	4,206,615
China Molybdenum Co. Ltd., Class H (Metals & Mining)	2,299,660	1,405,304
China Petroleum & Chemical Corp., Class H (Oil, Gas & Consumable Fuels)	3,400,000	1,673,359
China Tourism Group Duty Free Corp. Ltd., Class A (Specialty Retail) (c)	37,000	1,489,281
Chongqing Zhifei Biological Products Co. Ltd., Class A (Biotechnology) (c)	43,992	1,082,800
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment) (c)	35,506	2,889,580
Country Garden Services Holdings Co. Ltd. (Real Estate Management & Development)	120,000	941,722
East Money Information Co. Ltd., Class A (Capital Markets) (c)	350,178	1,854,975
Ecovacs Robotics Co. Ltd., Class A (Household Durables) (c)	25,968	607,900
ENN Energy Holdings Ltd. (Gas Utilities)	108,000	1,768,590
Ganfeng Lithium Co. Ltd., Class A (Metals & Mining) (c)	83,994	2,100,968
Geely Automobile Holdings Ltd. (Automobiles)	400,000	1,133,904
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies) (c)	97,920	884,777
JD.com, Inc., Class A (Internet & Direct Marketing Retail) (a)	94,000	3,415,990
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (b)	260,000	784,841
Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	1,600,000	1,716,374
Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	280,000	3,230,058
Longfor Group Holdings Ltd. (Real Estate Management & Development)	230,000	1,056,983

	Shares	Value
Common Stocks
China
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (c)	131,600	$ 1,671,324
Meituan (Internet & Direct Marketing Retail) (a)	154,000	4,808,911
MMG Ltd. (Metals & Mining) (a)	1,340,000	553,386
Ping An Bank Co. Ltd., Class A (Banks) (c)	320,997	891,097
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	296,000	2,008,517
Sany Heavy Industry Co. Ltd., Class A (Machinery) (c)	309,906	1,220,580
Shandong Linglong Tyre Co. Ltd., Class A (Auto Components) (c)	150,000	815,512
Shandong Sinocera Functional Material Co. Ltd., Class A (Chemicals) (c)	180,482	1,149,661
Shanghai Baosight Software Co. Ltd., Class A (Software) (c)	111,874	1,133,291
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery) (c)	150,000	1,462,878
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Supplies) (c)	18,964	1,128,749
Silergy Corp. (Semiconductors & Semiconductor Equipment)	18,000	2,643,347
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	73,000	1,915,481
Tencent Holdings Ltd. (Interactive Media & Services)	224,000	13,134,065
Will Semiconductor Co. Ltd. Shanghai, Class A (Semiconductors & Semiconductor Equipment) (c)	43,006	1,606,264
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	230,000	3,717,551
Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Electronic Equipment, Instruments & Components) (c)	175,984	1,876,558
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(b)	440,000	1,197,368
Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	1,000,000	2,036,104
Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy Equipment & Services) (c)	269,899	2,003,911
Yonyou Network Technology Co. Ltd., Class A (Software) (c)	220,988	1,133,235
Yunnan Energy New Material Co. Ltd. (Containers & Packaging) (c)	65,916	2,858,088
		109,044,226
Greece 0.0% ‡
FF Group (Textiles, Apparel & Luxury Goods) (a)(c)(d)(e)	19,000	0
Hong Kong 1.5%
AIA Group Ltd. (Insurance)	99,000	1,139,900
China Lumena New Materials Corp. (Chemicals) (a)(c)(d)(e)	6,500	0
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	20,000	1,213,965
Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	840,000	1,027,139
Xinyi Glass Holdings Ltd. (Building Products)	480,000	1,425,832
		4,806,836
Hungary 0.7%
OTP Bank Nyrt. (Banks)	37,000	2,169,090
India 14.8%
Asian Paints Ltd. (Chemicals)	55,000	2,386,409
Bajaj Finance Ltd. (Consumer Finance)	35,700	3,664,897
Bharti Airtel Ltd. (Wireless Telecommunication Services) (a)	214,000	1,961,917
Divi's Laboratories Ltd. (Life Sciences Tools & Services)	34,000	2,188,388
GAIL India Ltd. (Gas Utilities)	1,000,000	2,105,797
Graphite India Ltd. (Electrical Equipment)	170,000	1,370,248
Grasim Industries Ltd. (Construction Materials)	37,000	824,983
HDFC Bank Ltd. (Banks)	124,000	2,658,371
ICICI Bank Ltd. (Banks)	490,000	4,605,869

	Shares	Value
Common Stocks
India
Info Edge India Ltd. (Interactive Media & Services)	27,800	$ 2,407,316
Infosys Ltd. (IT Services)	228,000	5,075,705
JSW Steel Ltd. (Metals & Mining)	410,000	3,637,482
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	31,922	1,732,184
Motherson Sumi Systems Ltd. (Auto Components)	450,000	1,355,018
Piramal Enterprises Ltd. (Diversified Financial Services)	14,000	484,521
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	144,000	4,869,705
State Bank of India (Banks)	530,000	3,237,352
Tata Consumer Products Ltd. (Food Products)	184,000	2,004,954
Zomato Ltd. (Internet & Direct Marketing Retail) (a)	455,000	836,534
		47,407,650
Indonesia 1.0%
Bank Central Asia Tbk. PT (Banks)	1,320,000	3,228,725
Mexico 2.2%
Alsea SAB de CV (Hotels, Restaurants & Leisure) (a)	780,000	1,572,357
Grupo Financiero Banorte SAB de CV, Class O (Banks)	460,000	2,954,349
Ternium SA, Sponsored ADR (Metals & Mining)	59,000	2,495,700
		7,022,406
Peru 0.6%
Southern Copper Corp. (Metals & Mining)	32,000	1,796,480
Poland 1.4%
Dino Polska SA (Food & Staples Retailing) (a)(b)	26,900	2,245,305
Powszechny Zaklad Ubezpieczen SA (Insurance)	236,000	2,156,156
		4,401,461
Republic of Korea 13.0%
Kakao Corp. (Interactive Media & Services)	15,400	1,508,631
KakaoBank Corp. (Banks) (a)	18,000	1,039,865
KB Financial Group, Inc. (Banks)	124,000	5,765,764
Kia Corp. (Automobiles)	56,000	3,783,674
NAVER Corp. (Interactive Media & Services)	4,500	1,466,299
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	2,400	1,756,568
Samsung C&T Corp. (Industrial Conglomerates)	11,000	1,130,878
Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	10,400	1,529,924
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	220,000	13,692,537
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	80,000	1,694,590
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	4,600	2,767,180
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	31,000	2,673,145
S-Oil Corp. (Oil, Gas & Consumable Fuels)	30,000	2,753,660
		41,562,715
Russia 4.0%
HeadHunter Group plc, ADR (Professional Services)	20,000	976,000
Mobile TeleSystems PJSC, Sponsored ADR (Wireless Telecommunication Services)	120,000	1,156,800

	Shares	Value
Common Stocks
Russia
Polymetal International plc (Metals & Mining)	74,000	$ 1,253,222
Tatneft PJSC (Oil, Gas & Consumable Fuels)	99,694	720,141
TCS Group Holding plc (Registered), GDR (Banks)	58,000	5,280,783
Yandex NV, Class A (Interactive Media & Services) (a)	43,000	3,426,670
		12,813,616
South Africa 2.7%
Capitec Bank Holdings Ltd. (Banks)	21,000	2,537,565
FirstRand Ltd. (Diversified Financial Services)	280,000	1,187,522
Impala Platinum Holdings Ltd. (Metals & Mining)	53,000	592,977
Kumba Iron Ore Ltd. (Metals & Mining)	24,000	790,268
Naspers Ltd., Class N (Internet & Direct Marketing Retail)	22,500	3,707,729
		8,816,061
Taiwan 12.7%
Accton Technology Corp. (Communications Equipment)	160,000	1,504,310
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	56,000	1,855,388
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	23,000	1,892,860
Chailease Holding Co. Ltd. (Diversified Financial Services)	658,000	5,781,861
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	220,000	1,979,175
Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	62,000	1,751,382
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	144,000	4,641,596
Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	122,000	2,149,999
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	745,000	15,362,678
United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,060,000	2,418,762
Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	49,000	1,523,229
		40,861,240
Thailand 1.2%
Carabao Group PCL, NVDR (Beverages)	200,000	703,661
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	960,000	1,734,688
Srisawad Corp. PCL, NVDR (Consumer Finance) (f)	730,000	1,345,994
		3,784,343
Turkey 0.3%
Ford Otomotiv Sanayi A/S (Automobiles)	46,000	863,669
United States 0.2%
Globant SA (IT Services) (a)	2,400	674,424
Uruguay 0.3%
Dlocal Ltd. (IT Services) (a)(f)	19,000	1,036,640
Total Common Stocks (Cost $271,638,363)		307,147,067

	Shares	Value
Preferred Stocks 1.2%
Brazil 0.6%
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) 2.69%	360,000	$ 1,800,083
Chile 0.6%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) 0.35%	36,000	1,933,920
Total Preferred Stocks (Cost $3,648,400)		3,734,003

	Number of Rights
Rights 0.0% ‡
China 0.0% ‡
Airtac International Group (Machinery)
Expires 10/8/21 (a)	2,601	14,661
India 0.0% ‡
Bharti Airtel Ltd. (Wireless Telecommunication Services)
Expires 10/21/21 (a)(c)(d)(e)	14,428	24,095
Total Rights (Cost $0)		38,756

	Shares
Short-Term Investment 0.0% ‡
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (g)(h)	109,915	109,915
Total Short-Term Investment (Cost $109,915)		109,915
Total Investments (Cost $275,396,678)	97.0%	311,029,741
Other Assets, Less Liabilities	3.0	9,491,418
Net Assets	100.0%	$ 320,521,159

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security—As of September 30, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $33,678,056, which represented 10.5% of the Portfolio’s net assets.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, the total market value was $480,895, which represented 0.2% of the Portfolio’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $3,027,027; the total market value of collateral held by the Portfolio was $3,265,081. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,155,166. The Portfolio received cash collateral with a value of $109,915.
(g)	Current yield as of September 30, 2021.
(h)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 108,587,426	$ 456,800	$ 109,044,226
Hong Kong	—	4,806,836	—	4,806,836
Hungary	—	2,169,090	—	2,169,090
India	—	47,407,650	—	47,407,650
Indonesia	—	3,228,725	—	3,228,725
Poland	—	4,401,461	—	4,401,461
Republic of Korea	—	41,562,715	—	41,562,715
Russia	5,559,470	7,254,146	—	12,813,616
South Africa	—	8,816,061	—	8,816,061
Taiwan	—	40,861,240	—	40,861,240
Thailand	—	3,784,343	—	3,784,343
Turkey	—	863,669	—	863,669
All Other Countries	27,387,435	—	—	27,387,435
Total Common Stocks	32,946,905	273,743,362	456,800	307,147,067
Preferred Stocks	3,734,003	—	—	3,734,003
Rights	—	14,661	24,095	38,756
Short-Term Investment
Unaffiliated Investment Company	109,915	—	—	109,915
Total Investments in Securities	$ 36,790,823	$ 273,758,023	$ 480,895	$ 311,029,741

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Epoch U.S. Equity Yield Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 2.8%
General Dynamics Corp.	34,434	$ 6,750,097
Lockheed Martin Corp.	31,454	10,854,776
Raytheon Technologies Corp.	126,146	10,843,510
		28,448,383
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	49,002	8,923,264
Banks 7.3%
Bank of America Corp.	375,106	15,923,250
JPMorgan Chase & Co.	121,092	19,821,549
PNC Financial Services Group, Inc. (The)	50,326	9,845,779
Truist Financial Corp.	275,908	16,182,004
U.S. Bancorp	196,338	11,670,331
		73,442,913
Beverages 2.8%
Coca-Cola Co. (The)	174,486	9,155,280
Coca-Cola Europacific Partners plc	139,059	7,688,572
PepsiCo, Inc.	77,145	11,603,380
		28,447,232
Biotechnology 3.0%
AbbVie, Inc.	165,006	17,799,197
Amgen, Inc.	58,603	12,461,928
		30,261,125
Capital Markets 4.4%
BlackRock, Inc.	20,528	17,216,012
CME Group, Inc.	37,745	7,299,128
Lazard Ltd., Class A	289,195	13,245,131
T. Rowe Price Group, Inc.	32,778	6,447,433
		44,207,704
Chemicals 5.3%
Dow, Inc.	195,014	11,225,006
Linde plc	25,494	7,479,429
LyondellBasell Industries NV, Class A	93,368	8,762,587
Nutrien Ltd.	309,572	20,069,553
PPG Industries, Inc.	42,711	6,108,100
		53,644,675
Commercial Services & Supplies 1.7%
Republic Services, Inc.	92,044	11,050,803
Waste Management, Inc.	38,407	5,736,469
		16,787,272
Communications Equipment 1.4%
Cisco Systems, Inc.	260,901	14,200,841

	Shares	Value
Common Stocks
Containers & Packaging 0.9%
Amcor plc	810,516	$ 9,393,880
Diversified Telecommunication Services 1.9%
AT&T, Inc.	255,604	6,903,864
Verizon Communications, Inc.	226,137	12,213,659
		19,117,523
Electric Utilities 5.5%
Alliant Energy Corp.	104,294	5,838,378
American Electric Power Co., Inc.	125,289	10,170,961
Duke Energy Corp.	60,590	5,912,978
Entergy Corp.	123,167	12,231,715
Evergy, Inc.	134,755	8,381,761
Eversource Energy	83,767	6,848,790
NextEra Energy, Inc.	76,482	6,005,367
		55,389,950
Electrical Equipment 3.3%
Eaton Corp. plc	101,977	15,226,186
Emerson Electric Co.	196,669	18,526,220
		33,752,406
Equity Real Estate Investment Trusts 3.8%
American Tower Corp.	28,805	7,645,135
Iron Mountain, Inc.	353,938	15,378,606
Welltower, Inc.	64,232	5,292,717
WP Carey, Inc.	137,065	10,011,228
		38,327,686
Food & Staples Retailing 1.4%
Walmart, Inc.	100,652	14,028,876
Health Care Equipment & Supplies 2.0%
Medtronic plc	163,891	20,543,737
Health Care Providers & Services 2.0%
CVS Health Corp.	118,200	10,030,452
UnitedHealth Group, Inc.	25,494	9,961,526
		19,991,978
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	44,035	10,617,279
Vail Resorts, Inc.	16,555	5,530,198
		16,147,477
Household Durables 0.7%
Leggett & Platt, Inc.	147,668	6,621,433

	Shares	Value
Common Stocks
Household Products 2.9%
Colgate-Palmolive Co.	68,205	$ 5,154,934
Kimberly-Clark Corp.	75,489	9,997,763
Procter & Gamble Co. (The)	104,956	14,672,849
		29,825,546
Industrial Conglomerates 1.3%
Honeywell International, Inc.	62,908	13,354,110
Insurance 5.2%
Arthur J. Gallagher & Co.	110,254	16,389,257
Marsh & McLennan Cos., Inc.	49,669	7,521,376
MetLife, Inc.	323,478	19,968,297
Travelers Cos., Inc. (The)	58,272	8,857,927
		52,736,857
IT Services 2.2%
Automatic Data Processing, Inc.	28,143	5,626,348
International Business Machines Corp.	78,441	10,897,808
Paychex, Inc.	53,637	6,031,481
		22,555,637
Leisure Products 0.9%
Hasbro, Inc.	107,605	9,600,518
Machinery 0.7%
Cummins, Inc.	33,109	7,434,957
Media 2.1%
Comcast Corp., Class A	280,105	15,666,273
Omnicom Group, Inc.	77,476	5,613,911
		21,280,184
Multiline Retail 1.3%
Target Corp.	56,617	12,952,271
Multi-Utilities 3.2%
Ameren Corp.	101,174	8,195,094
CMS Energy Corp.	85,091	5,082,485
Dominion Energy, Inc.	84,429	6,165,006
NiSource, Inc.	218,521	5,294,764
WEC Energy Group, Inc.	81,449	7,183,802
		31,921,151
Oil, Gas & Consumable Fuels 3.7%
Chevron Corp.	125,484	12,730,352
Enterprise Products Partners LP	471,808	10,209,925
Magellan Midstream Partners LP	172,499	7,862,504

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels
Phillips 66	94,030	$ 6,584,921
		37,387,702
Pharmaceuticals 5.7%
Eli Lilly and Co.	41,056	9,485,989
Johnson & Johnson	104,294	16,843,481
Merck & Co., Inc.	225,749	16,956,007
Pfizer, Inc.	327,120	14,069,431
		57,354,908
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	95,686	16,025,491
Broadcom, Inc.	38,359	18,601,430
Intel Corp.	183,094	9,755,248
KLA Corp.	39,731	13,290,417
Texas Instruments, Inc.	52,592	10,108,709
		67,781,295
Software 1.7%
Microsoft Corp.	59,325	16,724,904
Specialty Retail 1.4%
Home Depot, Inc. (The)	44,035	14,454,929
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	73,172	10,353,838
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	323,809	5,556,562
Tobacco 2.7%
Altria Group, Inc.	204,284	9,299,008
British American Tobacco plc, Sponsored ADR	183,094	6,459,556
Philip Morris International, Inc.	122,504	11,612,154
		27,370,718
Trading Companies & Distributors 1.3%
MSC Industrial Direct Co., Inc., Class A	102,920	8,253,155
Watsco, Inc.	20,197	5,344,530
		13,597,685
Total Common Stocks (Cost $774,283,022)		983,922,127

	Shares	Value
Short-Term Investment 2.8%
Affiliated Investment Company 2.8%
MainStay U.S. Government Liquidity Fund, 0.01% (a)	28,824,280	$ 28,824,280
Total Short-Term Investment (Cost $28,824,280)		28,824,280
Total Investments (Cost $803,107,302)	100.1%	1,012,746,407
Other Assets, Less Liabilities	(0.1)	(1,052,629)
Net Assets	100.0%	$ 1,011,693,778

†	Percentages indicated are based on Portfolio net assets.
(a)	Current yield as of September 30, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 983,922,127	$ —	$ —	$ 983,922,127
Short-Term Investment
Affiliated Investment Company	28,824,280	—	—	28,824,280
Total Investments in Securities	$ 1,012,746,407	$ —	$ —	$ 1,012,746,407

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.5%
Electric Utilities 66.0%
American Electric Power Co., Inc.	596,048	$ 48,387,177
Duke Energy Corp.	536,545	52,361,427
Edison International	899,037	49,869,582
Entergy Corp.	261,100	25,929,841
Evergy, Inc.	682,521	42,452,806
Exelon Corp.	2,151,398	103,998,579
FirstEnergy Corp.	1,446,541	51,525,790
NextEra Energy, Inc.	1,865,932	146,512,981
NRG Energy, Inc.	493,395	20,145,318
OGE Energy Corp.	434,400	14,317,824
PG&E Corp. (a)	4,778,999	45,878,390
Pinnacle West Capital Corp.	131,600	9,522,576
Southern Co. (The)	1,614,882	100,074,238
		710,976,529
Independent Power and Renewable Electricity Producers 8.4%
AES Corp. (The)	2,218,879	50,657,007
NextEra Energy Partners LP (b)	219,903	16,571,890
Sunnova Energy International, Inc. (a)	215,123	7,086,152
Vistra Corp.	915,530	15,655,563
		89,970,612
Multi-Utilities 25.1%
CenterPoint Energy, Inc.	1,737,098	42,732,611
Dominion Energy, Inc.	957,043	69,883,280
NiSource, Inc.	1,367,684	33,138,983
Public Service Enterprise Group, Inc.	865,131	52,686,478
Sempra Energy	569,143	71,996,589
		270,437,941
Total Common Stocks (Cost $995,058,928)		1,071,385,082
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	9,665,616	9,665,616
Total Short-Term Investment (Cost $9,665,616)		9,665,616
Total Investments (Cost $1,004,724,544)	100.4%	1,081,050,698
Other Assets, Less Liabilities	(0.4)	(4,736,144)
Net Assets	100.0%	$ 1,076,314,554

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $7,235,314. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $7,415,011.
(c)	Current yield as of September 30, 2021.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,071,385,082	$ —	$ —	$ 1,071,385,082
Short-Term Investment
Affiliated Investment Company	9,665,616	—	—	9,665,616
Total Investments in Securities	$ 1,081,050,698	$ —	$ —	$ 1,081,050,698

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Floating Rate Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.2%
Corporate Bonds 3.8%
Aerospace & Defense 0.1%
Howmet Aerospace, Inc.
6.875%, due 5/1/25	$ 200,000	$ 234,004
Spirit AeroSystems, Inc.
7.50%, due 4/15/25 (a)	900,000	952,875
		1,186,879
Airlines 0.1%
United Airlines, Inc. (a)
4.375%, due 4/15/26	200,000	205,250
4.625%, due 4/15/29	600,000	620,070
		825,320
Auto Manufacturers 0.1%
Ford Motor Co.
8.50%, due 4/21/23	300,000	329,982
9.00%, due 4/22/25	600,000	721,518
		1,051,500
Building Materials 0.1%
Koppers, Inc.
6.00%, due 2/15/25 (a)	500,000	511,250
Chemicals 0.1%
Kraton Polymers LLC
4.25%, due 12/15/25 (a)	400,000	418,000
Unifrax Escrow Issuer Corp.
5.25%, due 9/30/28 (a)	330,000	334,125
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	300,000	309,003
		1,061,128
Commercial Services 0.6%
Herc Holdings, Inc.
5.50%, due 7/15/27 (a)	850,000	891,841
Jaguar Holding Co. II
4.625%, due 6/15/25 (a)	1,200,000	1,246,500
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	1,033,780
Sotheby's
5.875%, due 6/1/29 (a)	900,000	925,875
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	500,000	483,190
		4,581,186
Distribution & Wholesale 0.1%
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	522,500

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	$ 350,000	$ 353,938
		876,438
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,548,750
Entertainment 0.1%
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	900,000	970,875
Environmental Control 0.3%
GFL Environmental, Inc. (a)
3.75%, due 8/1/25	1,000,000	1,028,750
4.25%, due 6/1/25	500,000	515,625
4.75%, due 6/15/29	1,000,000	1,027,500
		2,571,875
Food 0.1%
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	254,400
U.S. Foods, Inc.
6.25%, due 4/15/25 (a)	500,000	524,475
		778,875
Healthcare-Products 0.0% ‡
Mozart Debt Merger Sub, Inc.
5.25%, due 10/1/29 (a)	200,000	200,000
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	120,000	124,950
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	310,000	333,464
Lodging 0.2%
Boyd Gaming Corp.
4.75%, due 12/1/27	400,000	412,276
8.625%, due 6/1/25 (a)	1,000,000	1,083,750
		1,496,026
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	220,000	225,775

	Principal Amount	Value
Corporate Bonds
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	$ 370,000	$ 382,025
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	600,000	651,750
		1,033,775
Oil & Gas Services 0.1%
USA Compression Partners LP
6.875%, due 4/1/26	360,000	374,833
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	400,000	404,500
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	1,044,280
Plastipak Holdings, Inc.
6.25%, due 10/15/25 (a)	220,000	223,987
		1,672,767
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	300,000	304,500
Organon & Co.
5.125%, due 4/30/31 (a)	600,000	630,210
		934,710
Real Estate 0.2%
Realogy Group LLC (a)
5.75%, due 1/15/29	1,330,000	1,379,556
7.625%, due 6/15/25	240,000	256,308
		1,635,864
Real Estate Investment Trusts 0.1%
Iron Mountain, Inc.
5.00%, due 7/15/28 (a)	350,000	364,805
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	310,491
		675,296
Retail 0.5%
1011778 BC ULC
4.00%, due 10/15/30 (a)	1,040,000	1,029,600
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	615,800
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	1,000,000	999,500

	Principal Amount	Value
Corporate Bonds
Retail
Michaels Cos., Inc. (The) (a)
5.25%, due 5/1/28	$ 450,000	$ 464,175
7.875%, due 5/1/29	600,000	623,535
		3,732,610
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	300,000	300,000
4.875%, due 7/1/29	300,000	300,585
		600,585
Telecommunications 0.3%
Frontier Communications Holdings LLC
5.875%, due 10/15/27 (a)	280,000	297,500
LogMeIn, Inc.
5.50%, due 9/1/27 (a)	1,100,000	1,119,250
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	670,000	649,217
Telesat Canada
4.875%, due 6/1/27 (a)	600,000	552,000
		2,617,967
Total Corporate Bonds (Cost $30,498,360)		31,622,698
Loan Assignments 94.4%
Aerospace & Defense 2.9%
AI Convoy (Luxembourg) SARL
USD Facility Term Loan B
4.50% (1 Month LIBOR + 3.50%, 6 Month LIBOR + 3.50%), due 1/18/27 (b)	858,047	859,119
Arcline FM Holdings LLC
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 6/23/28 (b)	2,500,000	2,500,000
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
1.834% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	2,644,541	2,632,421
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
3.632% (3 Month LIBOR + 3.50%), due 4/6/26	1,524,937	1,490,414
2020 Term Loan B2
3.632% (3 Month LIBOR + 3.50%), due 4/6/26	819,858	801,298
Kestrel Bidco, Inc.
Term Loan
4.00% (3 Month LIBOR + 3.00%), due 12/11/26 (b)	1,231,250	1,200,982
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
4.50% (3 Month LIBOR + 3.50%), due 5/30/25 (b)	4,367,733	4,372,284

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
Science Applications International Corp.
Tranche Term Loan B
1.959% (1 Month LIBOR + 1.88%), due 10/31/25 (b)	$ 875,250	$ 876,344
SkyMiles IP Ltd.
Initial Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	1,132,357	1,203,129
TransDigm, Inc. (b)
Tranche Refinancing Term Loan E
2.334% (1 Month LIBOR + 2.25%), due 5/30/25	965,306	952,737
Tranche Refinancing Term Loan F
2.334% (1 Month LIBOR + 2.25%), due 12/9/25	4,080,908	4,027,771
United AirLines, Inc.
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 4/21/28 (b)	2,786,000	2,803,034
		23,719,533
Automobile 1.7%
American Axle & Manufacturing, Inc.
Tranche Term Loan B
3.00% (1 Month LIBOR + 2.25%), due 4/6/24 (b)	1,304,651	1,302,205
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
5.00% (3 Month LIBOR + 4.50%), due 4/6/28 (b)	3,052,350	3,053,113
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
2.438% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	1,228,125	1,219,528
Belron Finance U.S. LLC
First Incremental Term Loan
2.375% (3 Month LIBOR + 2.25%), due 11/13/25 (b)	972,500	966,422
Belron Group SA
Dollar Third Incremental Term Loan
3.25% (3 Month LIBOR + 2.75%), due 4/13/28 (b)	962,662	957,849
Chassix, Inc.
Initial Term Loan
6.50% (3 Month LIBOR + 5.50%), due 11/15/23 (b)	1,941,166	1,907,196
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
3.334% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	1,271,560	1,265,202
KAR Auction Services, Inc.
Tranche Term Loan B6
2.375% (1 Month LIBOR + 2.25%), due 9/19/26 (b)	732,544	717,893
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
3.084% (1 Month LIBOR + 3.00%), due 2/5/26 (b)	2,646,905	2,620,023
		14,009,431

	Principal Amount	Value
Loan Assignments
Banking 1.5%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
2.834% (1 Month LIBOR + 2.75%), due 5/15/26	$ 1,466,250	$ 1,440,591
Term Loan B1
4.00% (1 Month LIBOR + 3.50%), due 3/11/28	746,250	740,653
Broadstreet Partners, Inc.
2020 Initial Term Loan
3.084% (1 Month LIBOR + 3.00%), due 1/27/27 (b)	2,521,949	2,489,241
Brookfield Property REIT, Inc.
Initial Term Loan B
2.584% (1 Month LIBOR + 2.50%), due 8/27/25 (b)	1,408,153	1,389,964
Edelman Financial Engines Center LLC (The)
2021 First Lien Initial Term Loan
4.25% (1 Month LIBOR + 3.50%), due 4/7/28 (b)	1,657,596	1,653,748
Greenhill & Co., Inc.
New Term Loan
3.335% (1 Month LIBOR + 3.25%), due 4/12/24 (b)(c)	597,877	595,635
Jane Street Group LLC
Dollar Term Loan
2.834% (1 Month LIBOR + 2.75%), due 1/26/28 (b)	3,806,634	3,765,397
		12,075,229
Beverage, Food & Tobacco 2.4%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
3.836% (1 Month LIBOR + 3.75%), due 10/1/25 (b)	2,554,898	2,508,590
American Seafoods Group LLC
First Lien Tranche Term Loan B
3.75% (1 Month LIBOR + 2.75%), due 8/21/23 (b)	589,361	578,310
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
4.50% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(c)	619,218	587,948
CHG PPC Parent LLC
First Lien Initial Term Loan
2.834% (1 Month LIBOR + 2.75%), due 3/31/25 (b)	1,693,125	1,682,543
City Brewing Co. LLC
First Lien Closing Date Term Loan
4.25% (3 Month LIBOR + 3.50%), due 4/5/28 (b)	1,700,000	1,679,812
Froneri International Ltd.
First Lien Facility Term Loan B2
2.334% (1 Month LIBOR + 2.25%), due 1/29/27 (b)	1,466,437	1,447,878
H-Food Holdings LLC
Initial Term Loan
3.772% (1 Month LIBOR + 3.69%), due 5/23/25 (b)	1,256,538	1,251,826
JBS USA Lux SA
New Term Loan
2.085% (1 Month LIBOR + 2.00%), due 5/1/26 (b)	3,325,852	3,309,223

	Principal Amount	Value
Loan Assignments
Beverage, Food & Tobacco
Sotheby's, Inc.
2021 Second Refinancing Term Loan
5.00% (2 Month LIBOR + 4.50%), due 1/15/27 (b)	$ 2,291,159	$ 2,295,931
Sunshine Investments BV
Facility Term Loan B3
2.874% (3 Month LIBOR + 2.75%), due 3/28/25 (b)	2,960,000	2,934,100
United Natural Foods, Inc.
Initial Term Loan
3.584% (1 Month LIBOR + 3.50%), due 10/22/25 (b)	1,335,425	1,333,628
		19,609,789
Broadcasting & Entertainment 3.8%
Altice France SA
USD Incremental Term Loan B13
4.125% (3 Month LIBOR + 4.00%), due 8/14/26 (b)	1,215,625	1,210,415
Charter Communications Operating LLC
Term Loan B1
1.84% (1 Month LIBOR + 1.75%), due 4/30/25 (b)	4,812,500	4,804,843
Clear Channel Outdoor Holdings, Inc.
Term Loan B
3.629% (3 Month LIBOR + 3.50%), due 8/21/26 (b)	1,715,000	1,677,776
Diamond Sports Group LLC
Term Loan
3.34% (1 Month LIBOR + 3.25%), due 8/24/26 (b)	2,935,075	1,825,860
Gray Television, Inc.
Term Loan C
2.586% (1 Month LIBOR + 2.50%), due 1/2/26 (b)	2,506,446	2,496,265
Nexstar Broadcasting, Inc.
Term Loan B4
2.586% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	2,911,767	2,907,606
Numericable U.S. LLC (b)
USD Term Loan B11
2.879% (3 Month LIBOR + 2.75%), due 7/31/25	1,885,649	1,854,221
USD Term Loan B12
3.814% (3 Month LIBOR + 3.69%), due 1/31/26	962,476	953,453
Radiate HoldCo LLC
Term Loan B
4.25% (1 Month LIBOR + 3.50%), due 9/25/26 (b)	4,110,001	4,105,258
Terrier Media Buyer, Inc.
First Lien 2021 Term Loan B
3.585% (1 Month LIBOR + 3.50%), due 12/17/26 (b)	3,292,619	3,284,845
Univision Communications, Inc.
Term Loan B
TBD, due 5/5/28	2,080,000	2,073,500
First Lien 2017 Replacement Repriced Term Loan
3.75% (1 Month LIBOR + 2.75%), due 3/15/24 (b)	3,576,393	3,571,282

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment
WideOpenWest Finance LLC
Eighth Amendment Term Loan B
4.25% (1 Month LIBOR + 3.25%), due 8/18/23 (b)	$ 1,214,695	$ 1,212,670
		31,977,994
Buildings & Real Estate 2.5%
Beacon Roofing Supply, Inc.
2028 Term Loan
2.334% (1 Month LIBOR + 2.25%), due 5/19/28 (b)	1,496,250	1,486,096
Core & Main LP
Tranche Term Loan B
2.586% (1 Month LIBOR + 2.50%), due 7/27/28 (b)	2,537,886	2,525,197
Cornerstone Building Brands, Inc.
Tranche Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 4/12/28 (b)	4,507,313	4,493,227
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
2.834% (1 Month LIBOR + 2.75%), due 8/21/25 (b)	2,920,556	2,892,811
Hamilton Holdco LLC
Term Loan
2.14% (3 Month LIBOR + 2.00%), due 1/2/27 (b)	303,660	302,141
SIWF Holdings, Inc. (b)
First Lien Initial Term Loan
4.334% (1 Month LIBOR + 4.25%), due 6/15/25	1,748,880	1,748,006
Second Lien Initial Term Loan
8.584% (1 Month LIBOR + 8.50%), due 6/15/26	120,000	120,000
SRS Distribution, Inc.
2021 Refinancing Term Loan
4.25% (3 Month LIBOR + 3.75%), due 6/2/28 (b)	2,080,000	2,078,700
VC GB Holdings I Corp.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 7/21/28 (b)	500,000	499,584
Wilsonart LLC
Tranche Term Loan E
4.50% (3 Month LIBOR + 3.50%), due 12/31/26 (b)	2,931,442	2,931,442
Zebra Buyer LLC
Term Loan
TBD, due 4/21/28	1,800,000	1,805,400
		20,882,604
Cargo Transport 0.3%
Genesee & Wyoming, Inc.
Initial Term Loan
2.132% (3 Month LIBOR + 2.00%), due 12/30/26 (b)	2,472,450	2,455,966

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 4.2%
Allnex (Luxembourg) & Cy S.C.A. (b)(c)
Tranche Term Loan B2
4.00% (1 Month LIBOR + 3.25%), due 9/13/23	$ 933,931	$ 932,472
Tranche Term Loan B3
4.00% (1 Month LIBOR + 3.25%), due 9/13/23	703,649	702,550
Alpha 3 B.V.
Initial Dollar Term Loan
3.00% (3 Month LIBOR + 2.50%), due 3/18/28 (b)	1,021,440	1,019,652
Aruba Investments Holdings LLC
First Lien Initial Dollar Term Loan
4.75% (3 Month LIBOR + 4.00%), due 11/24/27 (b)	530,661	531,324
Cabot Microelectronics Corp.
Term Loan B1
2.125% (1 Month LIBOR + 2.00%), due 11/17/25 (b)	782,293	780,989
Diamond (BC) B.V.
Term Loan B
TBD, due 9/1/28	1,250,000	1,250,937
Flex Acquisition Co., Inc.
2021 Specified Refinancing Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/2/28 (b)	830,780	828,703
Herens Holdco SARL
USD Facility Term Loan B
4.75% (6 Month LIBOR + 4.00%), due 7/3/28 (b)	1,496,250	1,498,822
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
3.25% (1 Month LIBOR + 2.75%), due 1/29/26 (b)	1,935,150	1,935,150
Ineos U.S. Finance LLC
2024 New Dollar Term Loan
2.084% (2 Month LIBOR + 2.00%), due 4/1/24 (b)	1,441,392	1,431,708
Innophos Holdings, Inc.
Initial Term Loan
3.834% (1 Month LIBOR + 3.75%), due 2/5/27 (b)	1,477,500	1,476,577
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (b)	2,992,500	2,996,241
LSF11 A5 HoldCo LLC
Term Loan B
TBD, due 1/1/28	333,333	331,667
Minerals Technologies, Inc.
New Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 2/14/24 (b)(c)	618,032	618,032
Nouryon Finance BV
Initial Dollar Term Loan
2.832% (1 Month LIBOR + 2.75%), due 10/1/25 (b)	2,623,202	2,603,059
Oxea Holding Vier GmbH
Tranche Term Loan B2
3.375% (1 Month LIBOR + 3.25%), due 10/14/24 (b)	2,231,250	2,218,699

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Parexel International Corp.
Initial Term Loan
2.834% (1 Month LIBOR + 2.75%), due 9/27/24 (b)	$ 1,215,632	$ 1,213,647
PPD, Inc.
Initial Term Loan
2.50% (1 Month LIBOR + 2.00%), due 1/13/28 (b)	2,675,036	2,669,351
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
4.75% (3 Month LIBOR + 4.00%), due 3/16/27 (b)	2,739,688	2,741,400
Solenis International LP
Term Loan B
TBD, due 9/15/28	1,250,000	1,248,214
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 8/2/28 (b)	900,000	901,125
Tricorbraun Holdings, Inc. (b)
First Lien Closing Date Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 3/3/28	1,145,155	1,138,141
First Lien Delayed Draw Term Loan
3.75% (1 Month LIBOR + 3.25%), due 3/3/28 (c)	88,006	87,467
Tronox Finance LLC
First Lien Refinancing Term Loan 2.334%-2.382%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28 (b)	1,186,391	1,181,077
Venator Finance SARL
Initial Term Loan
3.084% (1 Month LIBOR + 3.00%), due 8/8/24 (b)	1,426,427	1,405,922
W. R. Grace Holdings LLC
Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 9/22/28 (b)	1,500,000	1,504,687
		35,247,613
Commercial Services 0.9%
ADMI Corp.
Amendment No. 4 Refinancing Term Loan
3.625% (1 Month LIBOR + 3.13%), due 12/23/27 (b)	1,492,500	1,478,375
MHI Holdings LLC
Initial Term Loan
5.084% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	1,888,143	1,896,011
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
3.50% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 9/23/26 (b)	4,153,387	4,146,119
		7,520,505
Consumer Durables 0.2%
SWF Holdings I Corp.
Cov-Lite Term Loan B
TBD, due 9/17/28	2,100,000	2,081,625

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass 3.8%
Alliance Laundry Systems LLC
Initial Term Loan B
4.25% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	$ 1,767,214	$ 1,768,043
Altium Packaging LLC
First Lien 2021 Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,090,851	3,069,601
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan
3.75% (3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,088,768	1,925,583
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4
3.75% (2 Month LIBOR + 3.25%), due 3/11/28	1,990,013	1,966,381
Tranche Term Loan B5
4.25% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,080,000	1,077,107
Berry Global, Inc.
Term Loan Z
1.856% (2 Month LIBOR + 1.75%), due 7/1/26 (b)	1,964,896	1,953,435
Charter Next Generation, Inc.
2021 First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 12/1/27 (b)	849,620	851,155
Clearwater Paper Corp.
Initial Term Loan
3.125% (1 Month LIBOR + 3.00%), due 7/26/26 (b)	743,750	741,891
Fort Dearborn Holding Co., Inc. (b)
First Lien Initial Term Loan
5.00% (1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 10/19/23	1,401,817	1,400,649
Second Lien Initial Term Loan
9.50% (3 Month LIBOR + 8.50%), due 10/21/24 (c)	1,000,000	997,500
Graham Packaging Co., Inc.
2021 Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	3,281,561	3,277,971
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	2,850,460	2,789,443
PACTIV Evergreen Group Holdings, Inc.
Term Loan B
4.00%, due 9/25/28	500,000	498,906
Pretium PKG Holdings, Inc.
Term Loan
TBD, due 9/22/28	720,000	720,600
Second Lien Term Loan
TBD, due 9/22/29	750,000	750,938
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/5/27 (b)	1,139,307	1,138,358
Reynolds Consumer Products LLC
Initial Term Loan
1.834% (1 Month LIBOR + 1.75%), due 2/4/27 (b)	1,295,682	1,291,902

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
RLG Holdings LLC (b)
First Lien Delayed Draw Term Loan 2.125%-5.00%
(3 Month LIBOR + 4.25%), due 7/7/28 (c)	$ 56,566	$ 56,589
First Lien Closing Date Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 7/7/28	638,384	638,650
Tank Holding Corp. (b)
First Lien 2020 Refinancing Term Loan 3.584%-5.75%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 2.50%), due 3/26/26	2,207,456	2,195,730
First Lien 2020 Incremental Term Loan 5.75%-7.25%
(1 Month LIBOR + 5.00%, 3 Month LIBOR + 4.00%, 3 Month LIBOR + 5.00%), due 3/26/26 (c)	1,050,500	1,051,375
Trident TPI Holdings, Inc. (b)
Tranche Term Loan B1
4.00% (3 Month LIBOR + 3.00%), due 10/17/24	718,667	717,409
Tranche Initial Term Loan B3
4.50% (3 Month LIBOR + 4.00%), due 9/15/28	450,399	450,560
		31,329,776
Diversified/Conglomerate Manufacturing 3.6%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
4.25% (3 Month LIBOR + 3.75%), due 5/12/28 (b)	4,315,796	4,317,953
Bright Bidco BV
2018 Refinancing Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/30/24 (b)	1,915,094	1,529,681
EWT Holdings III Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 4/1/28 (b)	1,745,625	1,734,170
Filtration Group Corp.
Initial Dollar Term Loan
3.085% (1 Month LIBOR + 3.00%), due 3/31/25 (b)	1,762,815	1,751,523
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
1.834% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	1,983,541	1,956,267
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
2.584% (1 Month LIBOR + 2.50%), due 6/1/25 (b)	1,391,500	1,387,588
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
1.834% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	859,974	848,149
Iron Mountain Information Management LLC
Incremental Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	1,809,375	1,795,805
LTI Holdings, Inc.
First Lien Initial Term Loan
3.584% (1 Month LIBOR + 3.50%), due 9/6/25 (b)	1,065,735	1,049,940
Pre-Paid Legal Services, Inc.
First Lien Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 5/1/25 (b)	2,962,838	2,952,652

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
QUIKRETE Holdings, Inc.
First Lien Fourth Amendment Term Loan B1
TBD, due 2/21/28	$ 1,500,000	$ 1,493,958
First Lien Initial Term Loan
2.585% (1 Month LIBOR + 2.50%), due 2/1/27 (b)	2,295,899	2,275,810
Red Ventures LLC (b)
First Lien Term Loan B2
2.584% (1 Month LIBOR + 2.50%), due 11/8/24	2,985,077	2,956,292
First Lien Term Loan B3
4.25% (1 Month LIBOR + 3.50%), due 11/8/24	1,985,000	1,980,037
TRC Cos., Inc.
Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 6/21/24 (b)(c)(d)	863,681	863,681
WP CPP Holdings LLC
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 4/30/25 (b)	992,666	962,060
		29,855,566
Diversified/Conglomerate Service 2.3%
Applied Systems, Inc. (b)
First Lien Closing Date Term Loan
3.75% (3 Month LIBOR + 3.25%), due 9/19/24	2,536,196	2,534,611
Second Lien 2021 Term Loan
6.25% (3 Month LIBOR + 5.50%), due 9/19/25	445,140	450,240
Blackhawk Network Holdings, Inc.
First Lien Term Loan
3.084% (1 Month LIBOR + 3.00%), due 6/15/25 (b)	1,962,359	1,945,889
Brightview Landscapes LLC
First Lien 2018 Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 8/15/25 (b)	1,089,078	1,083,178
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	1,425,735	1,423,775
Greeneden U.S. Holdings I LLC
2020 Initial Dollar Term Loan
4.75% (1 Month LIBOR + 4.00%), due 12/1/27 (b)	1,429,701	1,434,169
IRI Holdings, Inc.
First Lien Initial Term Loan
4.334% (1 Month LIBOR + 4.25%), due 12/1/25 (b)	3,168,162	3,162,504
Mitchell International, Inc.
First Lien Initial Term Loan 3.334%-3.335%
(1 Month LIBOR + 3.25%), due 11/29/24 (b)	956,406	954,527
MKS Instruments, Inc.
Tranche Term Loan B6
1.835% (1 Month LIBOR + 1.75%), due 2/2/26 (b)	691,038	687,829
Monitronics International, Inc.
Term Loan
7.75% (1 Month LIBOR + 6.50%), due 3/29/24 (b)(c)	944,090	922,061

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
TruGreen LP
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	$ 2,712,829	$ 2,711,473
Verint Systems, Inc.
Refinancing Term Loan
2.086% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	588,235	585,294
Verscend Holding Corp.
Term Loan B1
4.084% (1 Month LIBOR + 4.00%), due 8/27/25 (b)	1,054,995	1,055,787
		18,951,337
Ecological 0.3%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	2,036,770	2,040,271
Sophia LP
Closing Date Term Loan
4.50% (3 Month LIBOR + 3.75%), due 10/7/27 (b)	681,663	683,935
		2,724,206
Electronics 10.9%
Avast Software BV
Initial Dollar Term Loan
2.132% (3 Month LIBOR + 2.00%), due 3/22/28 (b)	195,000	194,452
Barracuda Networks, Inc.
First Lien 2020 Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/12/25 (b)	1,939,106	1,943,469
Camelot U.S. Acquisition 1 Co. (b)
Initial Term Loan
3.084% (1 Month LIBOR + 3.00%), due 10/30/26	1,858,993	1,852,797
Amendment No. 2 Incremental Term Loan
4.00% (1 Month LIBOR + 3.00%), due 10/30/26	1,240,625	1,243,727
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
3.882% (3 Month LIBOR + 3.75%), due 1/29/27	1,425,993	1,412,178
Dollar Term Loan B2
4.75% (3 Month LIBOR + 4.00%), due 1/29/27	2,489,583	2,465,464
CommScope, Inc.
Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	4,225,022	4,199,934
CoreLogic, Inc.
First Lien Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 6/2/28 (b)	4,000,000	3,984,000
DCert Buyer, Inc.
First Lien Initial Term Loan
4.084% (1 Month LIBOR + 4.00%), due 10/16/26 (b)	2,466,222	2,465,780

	Principal Amount	Value
Loan Assignments
Electronics
Dell International LLC
Refinancing Term Loan B2
2.00% (1 Month LIBOR + 1.75%), due 9/19/25 (b)	$ 2,147,559	$ 2,147,080
Diebold Nixdorf, Inc.
New Dollar Term Loan B
2.875% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	638,986	634,726
ECI Macola/MAX Holding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	1,985,000	1,983,511
Epicor Software Corp.
Term Loan C
4.00% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	3,071,179	3,069,112
Flexera Software LLC
First Lien Term Loan B1
4.50% (3 Month LIBOR + 3.75%), due 3/3/28 (b)	2,395,162	2,395,162
Gainwell Acquisition Corp.
First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 10/1/27 (b)	522,368	523,184
Generation Bridge Acquisition LLC
Term Loan B
TBD, due 8/6/28	1,469,388	1,473,061
Term Loan C
TBD, due 8/6/28 (c)(d)	30,612	30,689
Go Daddy Operating Co. LLC
Tranche Term Loan B2
1.835% (1 Month LIBOR + 1.75%), due 2/15/24 (b)	2,178,140	2,163,784
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
3.917% (3 Month LIBOR + 3.75%), due 3/11/28 (b)	497,143	496,107
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
4.25% (1 Month LIBOR + 3.50%), due 7/1/24	3,563,734	3,566,702
Second Lien 2021 Refinancing Term Loan
7.00% (1 Month LIBOR + 6.25%), due 7/7/25	535,333	539,348
Informatica LLC
2020 Dollar Term Loan
3.334% (1 Month LIBOR + 3.25%), due 2/25/27 (b)	2,974,899	2,962,999
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
4.917% (3 Month LIBOR + 4.75%), due 4/1/28 (b)	997,500	998,747
MA FinanceCo. LLC (b)
Tranche Term Loan B3
2.834% (1 Month LIBOR + 2.75%), due 6/21/24	344,067	340,196
Tranche Term Loan B4
5.25% (3 Month LIBOR + 4.25%), due 6/5/25 (c)	496,815	499,920
McAfee LLC
USD Term Loan B
3.837% (1 Month LIBOR + 3.75%), due 9/30/24 (b)	3,513,553	3,514,042

	Principal Amount	Value
Loan Assignments
Electronics
MH Sub I LLC (b)
First Lien Amendment No. 2 Initial Term Loan
3.585% (1 Month LIBOR + 3.50%), due 9/13/24	$ 3,016,588	$ 3,007,631
First Lien 2020 June New Term Loan
4.75% (1 Month LIBOR + 3.75%), due 9/13/24	586,455	587,712
Misys Ltd. (b)
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 3.50%), due 6/13/24	2,665,667	2,642,342
Second Lien Dollar Term Loan
8.25% (3 Month LIBOR + 7.25%), due 6/13/25	900,000	904,250
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
4.09% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	2,010,932	2,009,257
Project Leopard Holdings, Inc. (b)
2018 Repricing Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24	1,083,504	1,086,213
2019 Incremental Term Loan
5.75% (3 Month LIBOR + 4.75%), due 7/5/24 (c)	976,325	978,766
Proofpoint, Inc.
First Lien Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 8/31/28 (b)	2,500,000	2,484,723
Rocket Software, Inc. (b)
First Lien Initial Term Loan
4.334% (1 Month LIBOR + 4.25%), due 11/28/25	877,500	869,456
First Lien 2021 Dollar Term Loan
4.75% (1 Month LIBOR + 4.25%), due 11/28/25	1,496,250	1,488,769
Seattle SpinCo, Inc.
Initial Term Loan
2.834% (1 Month LIBOR + 2.75%), due 6/21/24 (b)	2,323,570	2,297,430
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
1.834% (1 Month LIBOR + 1.75%), due 4/16/25	1,853,317	1,833,519
Term Loan B4
1.834% (1 Month LIBOR + 1.75%), due 4/16/25	1,403,410	1,388,352
Term Loan B5
1.834% (1 Month LIBOR + 1.75%), due 4/16/25	1,938,225	1,918,403
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
3.616% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	2,025,873	2,014,478
Tempo Acquisition LLC
Extended Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/2/26 (b)	1,950,003	1,953,416
ThoughtWorks, Inc.
Incremental Term Loan
3.50% (1 Month LIBOR + 3.00%), due 3/24/28 (b)	513,084	512,603
TIBCO Software, Inc. (b)
Term Loan B3
3.84% (1 Month LIBOR + 3.75%), due 6/30/26	2,977,424	2,963,157

	Principal Amount	Value
Loan Assignments
Electronics
TIBCO Software, Inc. (b)
Second Lien Term Loan
7.34% (1 Month LIBOR + 7.25%), due 3/3/28	$ 400,000	$ 403,750
Trader Corp.
First Lien 2017 Refinancing Term Loan
4.00% (1 Month LIBOR + 3.00%), due 9/28/23 (b)	2,283,127	2,277,419
UKG, Inc. (b)
First Lien Initial Term Loan
3.834% (1 Month LIBOR + 3.75%), due 5/4/26	1,715,000	1,718,430
First Lien 2021 Incremental Term Loan
4.00% (3 Month LIBOR + 3.25%), due 5/4/26	2,201,563	2,205,416
Vertiv Group Corp.
Term Loan B
2.833% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	1,970,113	1,956,875
Vision Solutions, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 4/24/28 (b)	1,666,667	1,661,458
VS Buyer LLC
Initial Term Loan
3.084% (1 Month LIBOR + 3.00%), due 2/28/27 (b)	987,500	983,056
Western Digital Corp.
U.S. Term Loan B4
1.838% (1 Month LIBOR + 1.75%), due 4/29/23 (b)	691,810	691,465
WEX, Inc.
Term Loan B
2.334% (1 Month LIBOR + 2.25%), due 3/31/28 (b)	995,000	990,025
		90,928,542
Entertainment 1.2%
Alterra Mountain Co.
Term Loan B2
4.00% (1 Month LIBOR + 3.50%), due 8/17/28 (b)	3,406,706	3,392,510
Formula One Management Ltd.
USD Facility Term Loan B3
3.50% (1 Month LIBOR + 2.50%), due 2/1/24 (b)	2,568,089	2,558,859
J&J Ventures Gaming LLC
Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 4/26/28 (b)	4,000,000	4,015,000
		9,966,369
Finance 8.3%
AAdvantage Loyality IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (b)	1,400,000	1,446,150
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(c)	1,095,271	1,058,762

	Principal Amount	Value
Loan Assignments
Finance
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 2/16/28 (b)	$ 1,269,531	$ 1,273,234
ADMI Corp.
Amendment No. 5 Incremental Term Loan
4.00% (1 Month LIBOR + 3.50%), due 12/23/27 (b)	750,000	748,393
AlixPartners LLP
Initial Dollar Term Loan
3.25% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	1,492,500	1,487,276
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 1
3.584% (1 Month LIBOR + 3.50%), due 1/29/27	1,114,669	1,110,489
First Lien Tranche Term Loan 2
5.50% (3 Month LIBOR + 4.75%), due 1/29/27	995,000	1,000,908
Blue Tree Holdings, Inc.
Term Loan
2.64% (3 Month LIBOR + 2.50%), due 3/4/28 (b)	497,500	493,769
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
3.882% (3 Month LIBOR + 3.75%), due 10/2/25 (b)	2,272,669	2,258,465
Brand Energy & Infrastructure Services, Inc.
Initial Term Loan
5.25% (3 Month LIBOR + 4.25%), due 6/21/24 (b)	1,652,870	1,637,892
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C
6.00% (0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (b)(c)(e)	287,822	287,822
Colouroz Investment 2 LLC GmbH
First Lien Initial Term Loan B2
6.00% (0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (b)(c)(e)	1,741,089	1,741,089
Covia Holdings LLC
Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	709,736	704,413
CPC Acquisition Corp.
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/29/27 (b)	1,990,000	1,981,708
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
4.75% (1 Month LIBOR + 3.75%), due 4/9/27 (b)	987,500	989,792
Endurance International Group Holdings, Inc.
Initial Term Loan
4.25% (3 Month LIBOR + 3.50%), due 2/10/28 (b)	3,894,794	3,866,280
Flexential Intermediate Corp.
First Lien Initial Term Loan
3.584% (1 Month LIBOR + 3.50%), due 8/1/24 (b)	1,152,000	1,067,760
Greenrock Finance, Inc.
First Lien Initial USD Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 6/28/24 (b)(c)	964,954	960,129

	Principal Amount	Value
Loan Assignments
Finance
ICON plc
LUX Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28 (b)	$ 1,996,356	$ 2,003,010
Indy U.S. Bidco LLC
Tranche Term Loan B1
4.084% (1 Month LIBOR + 4.00%), due 3/6/28 (b)	1,492,500	1,495,858
IPS Acquisition LLC
First Lien Term Loan B2
5.50% (3 Month LIBOR + 2.25%), due 11/7/24 (b)	450,833	450,270
iStar, Inc.
Term Loan
2.833% (1 Month LIBOR + 2.75%), due 6/28/23 (b)	630,585	629,009
LBM Acquisition LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 12/17/27 (b)	853,806	845,801
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
4.25% (3 Month LIBOR + 3.50%), due 9/29/27 (b)	796,005	796,005
Minimax Viking GmbH
Facility Term Loan B1C
3.25% (1 Month LIBOR + 2.50%), due 7/31/25 (b)	2,183,962	2,178,502
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.084% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	485,088	484,481
Onex TSG Intermediate Corp.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 2/28/28 (b)	997,500	1,004,670
Pactiv Evergreen, Inc.
Tranche U.S. Term Loan B2
3.334% (1 Month LIBOR + 3.25%), due 2/5/26 (b)	1,117,806	1,109,423
Park River Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	1,330,000	1,322,980
Peraton Corp.
First Lien Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/1/28 (b)	5,572,000	5,572,997
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
4.121% (3 Month LIBOR + 4.00%), due 6/22/26 (b)	2,094,750	2,089,513
PODS LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 3/31/28 (b)	2,985,000	2,984,466
Potters Industries LLC
Initial Term Loan
4.013% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	796,000	795,503
RealPage, Inc.
First Lien Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 4/24/28 (b)	2,383,846	2,375,178

	Principal Amount	Value
Loan Assignments
Finance
Spa Holdings 3 Oy
USD Facility Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 2/4/28 (b)	$ 798,000	$ 798,998
Transplace Holdings, Inc.
First Lien Closing Date Term Loan
4.75% (3 Month LIBOR + 3.75%), due 10/7/24 (b)(c)	1,155,105	1,154,527
Triton Water Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.50%), due 3/31/28 (b)	5,226,900	5,217,100
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (b)	1,074,600	1,071,645
USS Ultimate Holdings, Inc.
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 3.75%), due 8/25/24 (b)	2,024,550	2,030,696
WCG Purchaser Corp.
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.00%), due 1/8/27 (b)	2,266,761	2,273,845
WildBrain Ltd.
Initial Term Loan
5.00% (1 Month LIBOR + 4.25%), due 3/24/28 (b)	3,626,775	3,631,308
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 3/24/28 (b)	2,234,400	2,229,746
		68,659,862
Healthcare 0.9%
AHP Health Partners, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 8/24/28 (b)	857,143	856,607
CHG Healthcare Services, Inc.
Term Loan
TBD, due 9/22/28	1,300,000	1,296,750
Medline Industries, Inc.
Term Loan B
TBD, due 1/1/28	2,100,000	2,089,500
U.S. Anesthesia Partners, Inc.
Term Loan
TBD, due 9/22/28	3,500,000	3,503,402
		7,746,259
Healthcare, Education & Childcare 8.5%
Agiliti Health, Inc.
Initial Term Loan
2.875% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	877,500	872,016
Akorn Operating Co. LLC
Term Loan
8.50% (3 Month LIBOR + 7.50%), due 10/1/25 (b)	75,632	76,578

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
6.25% (3 Month LIBOR + 5.25%), due 12/31/23 (b)	$ 1,267,668	$ 1,220,131
Amneal Pharmaceuticals LLC
Initial Term Loan
3.625% (1 Month LIBOR + 3.50%), due 5/4/25 (b)	3,151,675	3,105,714
athenahealth, Inc.
First Lien Term Loan B1
4.377% (3 Month LIBOR + 4.25%), due 2/11/26 (b)	2,814,521	2,819,446
Auris Luxembourg III SARL
Facility Term Loan B2
3.834% (1 Month LIBOR + 3.75%), due 2/27/26 (b)	1,152,893	1,139,923
Avantor Funding, Inc.
Initial Dollar Term Loan B4
2.50% (1 Month LIBOR + 2.00%), due 11/21/24 (b)	392,324	391,833
Bausch Health Cos., Inc.
Initial Term Loan
3.085% (1 Month LIBOR + 3.00%), due 6/2/25 (b)	3,990,130	3,984,144
Carestream Dental Equipment, Inc.
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.25%), due 9/1/24 (b)	960,000	958,400
Carestream Health, Inc. (b)
Second Lien 2023 Extended Term Loan
5.50% (3 Month LIBOR + 4.50%), due 8/8/23	1,543,306	1,504,724
First Lien 2023 Extended Term Loan
7.75% (3 Month LIBOR + 6.75%), due 5/8/23	1,849,973	1,856,448
DaVita, Inc.
Tranche Term Loan B1
1.834% (1 Month LIBOR + 1.75%), due 8/12/26 (b)	1,705,196	1,695,522
Ecovyst Catalyst Technologies LLC
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 6/9/28 (b)	1,795,500	1,796,060
Elanco Animal Health, Inc.
Term Loan
1.836% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	1,545,438	1,526,120
Endo Luxembourg Finance Co. I SARL
2021 Term Loan
5.75% (3 Month LIBOR + 5.00%), due 3/27/28 (b)	1,490,505	1,458,459
Envision Healthcare Corp.
Initial Term Loan
3.834% (1 Month LIBOR + 3.75%), due 10/10/25 (b)	1,823,437	1,618,301
eResearchTechnology, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	1,980,970	1,990,257
ExamWorks Group, Inc.
Term Loan B1
4.25% (1 Month LIBOR + 3.25%), due 7/27/23 (b)	2,869,083	2,868,486

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
FC Compassus LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 12/31/26 (b)(c)	$ 2,056,336	$ 2,057,364
Gentiva Health Services, Inc.
First Lien Term Loan B1
2.875% (1 Month LIBOR + 2.75%), due 7/2/25 (b)	1,737,337	1,736,612
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
2.072% (1 Week LIBOR + 2.00%), due 11/15/27 (b)	982,500	966,261
HCA, Inc.
Tranche Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 6/30/28 (b)	598,500	601,492
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
2.50% (1 Month LIBOR + 2.00%), due 3/15/28 (b)	663,333	661,952
Insulet Corp.
Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 5/4/28 (b)	1,396,500	1,398,681
Journey Personal Care Corp.
Initial Term Loan
5.00% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	997,500	999,163
LifePoint Health, Inc.
First Lien Term Loan B
3.834% (1 Month LIBOR + 3.75%), due 11/16/25 (b)	3,376,733	3,370,402
Mallinckrodt International Finance SA
2017 Term Loan B
6.00% (3 Month LIBOR + 5.25%), due 9/24/24 (b)(f)	967,182	912,174
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	1,569,948	1,569,729
First Lien Initial Term Loan C
4.50% (3 Month LIBOR + 3.75%), due 3/2/28 (c)	49,563	49,556
Organon & Co.
Dollar Term Loan
3.50% (6 Month LIBOR + 3.00%), due 6/2/28 (b)	4,738,125	4,745,526
Ortho-Clinical Diagnostics, Inc.
Second Amendment New Term Loan
3.083% (1 Month LIBOR + 3.00%), due 6/30/25 (b)	2,610,690	2,607,100
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.25%), due 3/3/28 (b)	1,990,000	1,988,223
Raptor Acquisition Corp.
First Lien Term Loan B
4.75% (3 Month LIBOR + 4.00%), due 11/1/26 (b)	1,250,000	1,252,604
Select Medical Corp.
Tranche Term Loan B
2.34% (1 Month LIBOR + 2.25%), due 3/6/25 (b)	3,048,392	3,024,767

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
2.835% (1 Month LIBOR + 2.75%), due 6/27/25 (b)(c)	$ 483,750	$ 481,245
Sunshine Luxembourg VII SARL
Facility Term Loan B3
4.50% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	6,479,114	6,492,312
Team Health Holdings, Inc.
Initial Term Loan
3.75% (1 Month LIBOR + 2.75%), due 2/6/24 (b)	2,843,225	2,766,051
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 6/23/24 (b)	2,286,218	2,282,544
		70,846,320
High Tech Industries 0.1%
Tempo Acquisition LLC
Third Incremental Term Loan
3.50% (1 Month LIBOR + 3.00%), due 8/31/28 (b)	600,000	599,700
Home and Office Furnishings, Housewares & Durable Consumer Products 0.2%
Serta Simmons Bedding LLC
First Lien Initial Term Loan
4.50% (3 Month LIBOR + 3.50%), due 11/8/23 (b)	2,500,029	1,697,520
Hotels, Motels, Inns & Gaming 4.2%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
3.834% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	2,701,203	2,650,555
AP Gaming I LLC
First Lien Incremental Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 2/15/24 (b)	1,820,681	1,805,660
Caesars Resort Collection LLC
Term Loan B
2.834% (1 Month LIBOR + 2.75%), due 12/23/24 (b)	2,381,848	2,366,219
Churchill Downs, Inc.
Facility Term Loan B
2.09% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	1,932,273	1,927,443
Entain plc
USD Facility Term Loan B
3.00% (3 Month LIBOR + 2.50%), due 3/29/27 (b)	1,282,500	1,279,560
Everi Holdings, Inc.
Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 8/3/28 (b)	1,474,047	1,470,362
Four Seasons Holdings, Inc.
First Lien 2013 Term Loan
2.087% (1 Month LIBOR + 2.00%), due 11/30/23 (b)	1,435,747	1,431,260

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Golden Entertainment, Inc.
First Lien Facility Term Loan B
3.75% (1 Month LIBOR + 3.00%), due 10/20/24 (b)	$ 1,398,964	$ 1,393,718
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
1.836% (1 Month LIBOR + 1.75%), due 6/22/26 (b)	235,804	233,682
PCI Gaming Authority
Facility Term Loan B
2.584% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	2,588,843	2,577,113
Penn National Gaming, Inc.
Facility Term Loan B1
3.00% (1 Month LIBOR + 2.25%), due 10/15/25 (b)	1,033,800	1,032,766
Scientific Games International, Inc.
Initial Term Loan B5
2.834% (1 Month LIBOR + 2.75%), due 8/14/24 (b)	4,266,057	4,243,126
Station Casinos LLC
Facility Term Loan B1
2.50% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	1,635,698	1,616,667
Travel + Leisure Co.
Term Loan B
2.334% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	1,947,330	1,915,686
UFC Holdings LLC
First Lien Term Loan B3
3.50% (3 Month LIBOR + 2.75%), due 4/29/26 (b)	4,145,977	4,135,613
Whatabrands LLC
Initial Term Loan B
3.75% (1 Month LIBOR + 3.25%), due 8/3/28 (b)	2,000,000	1,997,250
Wyndham Hotels & Resorts, Inc.
Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	2,432,330	2,413,423
		34,490,103
Insurance 3.9%
Acrisure LLC
First Lien 2020 Term Loan
3.632% (3 Month LIBOR + 3.50%), due 2/15/27 (b)	3,014,515	2,979,345
AmWINS Group, Inc.
Term Loan
3.00% (1 Month LIBOR + 2.25%), due 2/19/28 (b)	1,985,003	1,971,604
AssuredPartners, Inc.
2020 February Refinancing Term Loan
3.584% (1 Month LIBOR + 3.50%), due 2/12/27 (b)	3,165,138	3,143,159
Asurion LLC (b)
New Term Loan B7
3.084% (1 Month LIBOR + 3.00%), due 11/3/24	2,443,233	2,415,746
Replacement Term Loan B6
3.209% (1 Month LIBOR + 3.13%), due 11/3/23	939,995	934,456

	Principal Amount	Value
Loan Assignments
Insurance
Asurion LLC (b)
New Term Loan B8
3.334% (1 Month LIBOR + 3.25%), due 12/23/26	$ 992,500	$ 977,199
New Term Loan B9
3.334% (1 Month LIBOR + 3.25%), due 7/30/27	497,868	490,276
Second Lien New Term Loan B4
5.331% (1 Month LIBOR + 5.25%), due 1/20/29	7,500,000	7,468,747
Second Lien New Term Loan B3
5.334% (1 Month LIBOR + 5.25%), due 1/31/28	300,000	298,937
Hub International Ltd. (b)
Initial Term Loan
2.875% (3 Month LIBOR + 2.75%), due 4/25/25	1,408,061	1,394,273
Incremental Term Loan B3
4.00% (3 Month LIBOR + 3.25%), due 4/25/25	994,987	994,987
NFP Corp.
Closing Date Term Loan
3.334% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	1,934,198	1,912,840
Ryan Specialty Group LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.00%), due 9/1/27 (b)	990,000	988,763
Sedgwick Claims Management Services, Inc. (b)
Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 12/31/25	2,932,536	2,908,252
2019 Term Loan
3.834% (1 Month LIBOR + 3.75%), due 9/3/26	977,500	974,690
USI, Inc.
2017 New Term Loan
3.132% (3 Month LIBOR + 3.00%), due 5/16/24 (b)	2,880,000	2,859,428
		32,712,702
Leisure, Amusement, Motion Pictures & Entertainment 1.5%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
2.084% (1 Month LIBOR + 2.00%), due 5/24/27 (b)	3,290,362	3,261,571
Boyd Gaming Corp.
Refinancing Term Loan B
2.322% (1 Week LIBOR + 2.25%), due 9/15/23 (b)	1,384,520	1,382,631
Creative Artists Agency LLC
Closing Date Term Loan
3.834% (1 Month LIBOR + 3.75%), due 11/27/26 (b)	1,473,750	1,465,690
Fitness International LLC (b)
Term Loan A
4.25% (3 Month LIBOR + 3.25%), due 1/8/25	1,163,437	1,075,211
Term Loan B
4.25% (3 Month LIBOR + 3.25%), due 4/18/25	270,764	250,505
Lions Gate Capital Holdings LLC
Term Loan B
2.334% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	1,015,437	1,006,806

	Principal Amount	Value
Loan Assignments
Leisure, Amusement, Motion Pictures & Entertainment
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
1.834% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	$ 1,313,765	$ 1,289,953
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC)
First Lien Term Loan B1
2.84% (1 Month LIBOR + 2.75%), due 5/18/25 (b)	2,625,024	2,569,242
		12,301,609
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.2%
Advanced Drainage Systems, Inc.
Initial Term Loan
2.375% (1 Month LIBOR + 2.25%), due 7/31/26 (b)	469,018	469,164
Altra Industrial Motion Corp.
Term Loan
2.084% (1 Month LIBOR + 2.00%), due 10/1/25 (b)	1,670,436	1,665,215
Brown Group Holdings LLC
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 6/7/28 (b)	1,167,977	1,166,355
Columbus McKinnon Corp.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 5/14/28 (b)	1,479,583	1,474,035
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
3.586% (1 Month LIBOR + 3.50%), due 11/17/25	1,458,747	1,449,265
Second Lien Initial Term Loan
8.336% (1 Month LIBOR + 8.25%), due 11/16/26 (c)	797,980	784,015
Titan Acquisition Ltd.
Initial Term Loan
3.167% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	1,809,370	1,777,706
Welbilt, Inc.
2018 Term Loan B
2.584% (1 Month LIBOR + 2.50%), due 10/23/25 (b)	1,284,178	1,279,363
		10,065,118
Manufacturing 1.6%
CP Atlas Buyer, Inc.
Term Loan B
4.25% (3 Month LIBOR + 3.75%), due 11/23/27 (b)	3,361,554	3,351,573
FCG Acquisitions, Inc. (b)
First Lien Initial Delayed Draw Term Loan 3.75%-4.25%
(3 Month LIBOR + 3.75%), due 3/31/28 (c)	152,880	152,383
First Lien Initial Term Loan
4.25% (3 Month LIBOR + 3.75%), due 3/31/28	837,900	835,177
Idemia Group SAS
USD Facility Term Loan B3
5.25% (3 Month LIBOR + 4.50%), due 1/10/26 (b)	1,075,754	1,072,169

	Principal Amount	Value
Loan Assignments
Manufacturing
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	$ 2,360,000	$ 2,356,314
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
5.00% (1 Month LIBOR + 4.00%), due 8/31/28 (b)	2,419,693	2,427,632
Standard Industries, Inc.
Initial Term Loan
3.00% (3 Month LIBOR + 2.50%), due 9/22/28 (b)	1,671,429	1,671,661
Weber-Stephen Products LLC
Initial Term Loan B
4.00% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 10/30/27 (b)	293,911	294,462
Zurn Industries LLC
Cov-Lite Term Loan B
TBD, due 9/15/28	850,000	849,575
		13,010,946
Media 0.9%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
3.00% (1 Month LIBOR + 2.50%), due 9/1/28 (b)	1,250,000	1,243,229
DIRECTV Financing LLC
Closing Date Term Loan
5.75% (3 Month LIBOR + 5.00%), due 8/2/27 (b)	4,200,000	4,202,188
KKR Apple Bidco LLC
First Lien Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 9/22/28 (b)	1,620,000	1,618,380
Mission Broadcasting, Inc.
Term Loan B4
2.586% (1 Month LIBOR + 2.50%), due 6/2/28 (b)	600,000	599,063
		7,662,860
Mining, Steel, Iron & Non-Precious Metals 0.9%
American Rock Salt Co. LLC
First Lien Initial Term Loan
4.75% (1 Month LIBOR + 4.00%), due 6/9/28 (b)	1,254,000	1,259,747
Gates Global LLC
Initial Dollar Term Loan B3
3.25% (1 Month LIBOR + 2.50%), due 3/31/27 (b)	2,936,342	2,930,226
Graftech International Ltd.
Initial Term Loan
3.50% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	898,064	898,064
MRC Global (U.S.), Inc.
2018 Refinancing Term Loan
3.084% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	1,054,451	1,051,815

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
U.S. Silica Co.
Term Loan
5.00% (1 Month LIBOR + 4.00%), due 5/1/25 (b)	$ 1,447,231	$ 1,412,408
		7,552,260
Oil & Gas 1.7%
Buckeye Partners LP
2021 Tranche Term Loan B1
2.334% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	1,354,452	1,346,198
ChampionX Corp.
Initial Term Loan
2.625% (1 Month LIBOR + 2.50%), due 5/9/25 (b)(c)	202,410	200,723
DT Midstream, Inc.
Initial Term Loan
2.50% (3 Month LIBOR + 2.00%), due 6/26/28 (b)	798,000	797,127
Fleet Midco I Ltd.
Facility Term Loan B
3.084% (1 Month LIBOR + 3.00%), due 10/7/26 (b)	1,225,000	1,215,813
GIP III Stetson I LP
Initial Term Loan
4.334% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(c)	1,502,564	1,440,959
Keane Group Holdings LLC
Initial Term Loan
5.50% (1 Month LIBOR + 4.50%), due 5/25/25 (b)	967,500	942,103
Lucid Energy Group II Borrower LLC
Initial Term Loan
4.00% (1 Month LIBOR + 3.00%), due 2/17/25 (b)	1,351,000	1,333,437
Medallion Midland Acquisition LLC
Initial Term Loan
4.25% (1 Month LIBOR + 3.25%), due 10/30/24 (b)	577,500	573,602
Murphy Oil USA, Inc.
Tranche Term Loan B
2.25% (1 Month LIBOR + 1.75%), due 1/31/28 (b)	448,875	449,436
NorthRiver Midstream Finance LP
Initial Term Loan B
3.395% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	1,164,000	1,160,120
Oryx Midstream Holdings LLC
Term Loan B
TBD, due 1/1/28	1,000,000	995,000
PES Holdings LLC
Tranche Term Loan C
TBD (3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/22 (b)(c)(e)(f)(g)	1,122,679	16,840
Prairie ECI Acquiror LP
Initial Term Loan
4.834% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	1,185,525	1,144,588
Traverse Midstream Partners LLC
Advance Term Loan
6.50% (1 Month LIBOR + 5.50%), due 9/27/24 (b)	1,221,054	1,221,054

	Principal Amount	Value
Loan Assignments
Oil & Gas
Veritas U.S., Inc.
Dollar 2021 Term Loan B
6.00% (3 Month LIBOR + 5.00%), due 9/1/25 (b)	$ 1,196,985	$ 1,202,970
		14,039,970
Personal & Nondurable Consumer Products 1.2%
Caesars Resort Collection LLC
Term Loan B1
3.583% (1 Month LIBOR + 3.50%), due 7/21/25 (b)	1,039,500	1,040,090
Foundation Building Materials, Inc.
First Lien Initial Term Loan
3.75% (3 Month LIBOR + 3.25%), due 1/31/28 (b)	748,125	742,982
Great Outdoors Group LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 3/6/28 (b)	2,391,925	2,401,392
Leslie's Poolmart, Inc.
Initial Term Loan
3.25% (3 Month LIBOR + 2.75%), due 3/9/28 (b)	1,990,000	1,981,157
Michaels Cos., Inc. (The)
Term Loan B
5.00% (3 Month LIBOR + 4.25%), due 4/15/28 (b)	3,192,000	3,194,493
Prestige Brands, Inc.
Term Loan B5
2.50% (1 Month LIBOR + 2.00%), due 7/3/28 (b)	900,000	898,875
Spectrum Brands, Inc.
2021 Term Loan
2.50% (3 Month LIBOR + 2.00%), due 3/3/28 (b)	99,500	99,251
		10,358,240
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
2.084% (1 Month LIBOR + 2.00%), due 1/15/27 (b)	1,705,101	1,693,297
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.)
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/16/24 (b)	1,925,064	1,885,876
SRAM LLC
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 5/18/28 (b)	2,863,636	2,857,671
		6,436,844
Personal Transportation 0.5%
First Student Bidco, Inc. (b)
Initial Term Loan B
3.50% (3 Month LIBOR + 3.00%), due 7/21/28	788,824	784,113
Initial Term Loan C
3.50% (3 Month LIBOR + 3.00%), due 7/21/28	291,177	289,437

	Principal Amount	Value
Loan Assignments
Personal Transportation
Uber Technologies, Inc. (b)
2021 Incremental Term Loan
3.585% (1 Month LIBOR + 3.50%), due 4/4/25	$ 1,732,097	$ 1,730,414
2021 Refinancing Term Loan
3.585% (1 Month LIBOR + 3.50%), due 2/25/27	994,764	993,343
		3,797,307
Personal, Food & Miscellaneous Services 2.2%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.837% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	2,148,453	2,118,527
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B3
1.834% (1 Month LIBOR + 1.75%), due 3/11/25	2,182,663	2,132,188
U.S. Term Loan B5
2.584% (1 Month LIBOR + 2.50%), due 4/6/28	1,402,972	1,390,259
Hayward Industries, Inc.
First Lien Refinancing Term Loan
3.00% (1 Month LIBOR + 2.50%), due 5/30/28 (b)	2,793,000	2,783,523
Hillman Group, Inc. (The) (b)
Initial Delayed Draw Term Loan 1.375%-3.25%
(1 Month LIBOR + 2.75%), due 7/14/28 (c)	10,352	10,328
Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 7/14/28	540,225	538,987
IRB Holding Corp. (b)
2020 Replacement Term Loan B
3.75% (3 Month LIBOR + 2.75%), due 2/5/25	2,423,511	2,419,134
Fourth Amendment Incremental Term Loan
4.25% (1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 12/15/27	2,152,904	2,156,364
KFC Holding Co.
2021 Term Loan B
1.836% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	1,467,680	1,467,681
WW International, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.50%), due 4/13/28 (b)	3,591,000	3,582,665
		18,599,656
Pharmaceutical 0.1%
Padagis LLC
Term Loan B
5.25% (3 Month LIBOR + 4.75%), due 7/6/28 (b)	1,200,000	1,197,000
Printing & Publishing 0.8%
Getty Images, Inc.
Initial Dollar Term Loan
4.625% (1 Month LIBOR + 4.50%), due 2/19/26 (b)	1,463,114	1,460,981

	Principal Amount	Value
Loan Assignments
Printing & Publishing
Severin Acquisition LLC
First Lien Initial Term Loan
3.337% (1 Month LIBOR + 3.25%), due 8/1/25 (b)	$ 1,955,075	$ 1,944,077
Springer Nature Deutschland GmbH
Initial Term Loan B18
3.75% (1 Month LIBOR + 3.00%), due 8/14/26 (b)	3,062,584	3,060,397
		6,465,455
Radio and TV Broadcasting 0.1%
Nielsen Finance LLC
Term Loan B4
2.083% (1 Month LIBOR + 2.00%), due 10/4/23 (b)	855,929	854,502
Retail Store 1.6%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B
2.083% (1 Month LIBOR + 2.00%), due 2/3/24 (b)	1,549,996	1,550,318
EG Group Ltd. (b)
USD Facility Term Loan B
4.132% (3 Month LIBOR + 4.00%), due 2/7/25	668,633	666,126
USD Additional Facility Term Loan
4.132% (3 Month LIBOR + 4.00%), due 2/7/25	1,451,274	1,445,832
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 10/19/27 (b)	3,853,149	3,849,208
PetSmart LLC
Initial Term Loan
4.50% (3 Month LIBOR + 3.75%), due 2/11/28 (b)	1,400,000	1,402,250
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
5.50% (1 Month LIBOR + 4.75%), due 6/1/28 (b)	2,440,000	2,451,182
White Cap Buyer LLC
Initial Closing Date Term Loan
4.50% (1 Month LIBOR + 4.00%), due 10/19/27 (b)	1,987,494	1,991,634
		13,356,550
Services: Business 3.1%
ConnectWise LLC
Term Loan B
TBD, due 9/24/28	1,400,000	1,395,800
Dun & Bradstreet Corp. (The)
Initial Borrowing Term Loan
3.336% (1 Month LIBOR + 3.25%), due 2/6/26 (b)	2,930,362	2,925,129
GIP II Blue Holding LP
Initial Term Loan
TBD, due 9/29/28	2,333,333	2,330,417

	Principal Amount	Value
Loan Assignments
Services: Business
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
4.75% (3 Month LIBOR + 4.25%), due 8/19/28 (b)	$ 4,800,000	$ 4,818,000
ICON plc
U.S. Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/3/28 (b)	497,394	499,051
Intrado Corp.
Initial Term Loan B
5.00% (3 Month LIBOR + 4.00%), due 10/10/24 (b)	1,517,146	1,493,305
Mercury Borrower, Inc.
First Lien Initial Term Loan
4.00% (2 Month LIBOR + 3.50%), due 8/2/28 (b)	2,400,000	2,391,000
MPH Acquisition Holdings LLC
Initial Term Loan
4.75% (3 Month LIBOR + 4.25%), due 9/1/28 (b)	2,500,000	2,471,875
Osmosis Buyer Ltd.
Initial Term Loan B
4.50% (1 Month LIBOR + 4.00%), due 7/31/28 (b)	2,133,333	2,138,133
Parexel International Corp.
Term Loan
TBD, due 8/11/28	1,500,000	1,500,209
Polaris Newco LLC
First Lien Dollar Term Loan
4.50% (3 Month LIBOR + 4.00%), due 6/2/28 (b)	3,000,000	3,006,000
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
4.00% (1 Month LIBOR + 3.50%), due 5/30/26 (b)	748,125	747,190
		25,716,109
Software 0.4%
Cornerstone OnDemand, Inc.
Term Loan
TBD, due 9/21/28	1,875,000	1,871,095
Magenta Buyer LLC
First Lien Initial Term Loan
5.75% (3 Month LIBOR + 5.00%), due 7/27/28 (b)	700,000	700,000
Sovos Compliance LLC
First Lien Initial Term Loan
5.00% (3 Month LIBOR + 4.50%), due 8/11/28 (b)	426,370	428,768
		2,999,863
Telecommunications 4.3%
Avaya, Inc.
Tranche Term Loan B2
4.084% (1 Month LIBOR + 4.00%), due 12/15/27 (b)	1,168,269	1,169,304
Azalea TopCo, Inc.
First Lien Initial Term Loan 3.585%-3.629%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 7/24/26 (b)	2,450,000	2,433,463

	Principal Amount	Value
Loan Assignments
Telecommunications
Cablevision Lightpath LLC
Initial Term Loan
3.75% (1 Month LIBOR + 3.25%), due 11/30/27 (b)	$ 1,496,231	$ 1,496,979
Conduent, Inc.
Term Loan B
2.584% (1 Month LIBOR + 2.50%), due 12/7/23 (b)	1,431,070	1,414,374
Connect Finco SARL
Amendment No. 1 Refinancing Term Loan
4.50% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	3,969,949	3,970,569
CSC Holdings LLC
September 2019 Initial Term Loan
2.584% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	3,645,116	3,598,250
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
4.00% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(c)	957,500	948,324
Frontier Communications Holdings LLC
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 5/1/28 (b)	2,144,625	2,139,933
Gogo, Inc.
Term Loan B
4.50% (3 Month LIBOR + 3.75%), due 4/30/28 (b)	2,000,000	1,992,500
Intelsat Jackson Holdings SA
Tranche Term Loan B3
8.00% (1 Month LIBOR + 4.75%), due 11/27/23 (b)	1,639,180	1,654,206
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	1,500,000	1,480,982
Lumen Technologies, Inc.
Term Loan B
2.334% (1 Month LIBOR + 2.25%), due 3/15/27 (b)	2,694,451	2,662,640
Redstone HoldCo 2 LP
First Lien Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/27/28 (b)	3,500,000	3,438,750
SBA Senior Finance II LLC
Initial Term Loan
1.84% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	1,775,998	1,758,016
Telesat Canada
Term Loan B5
2.84% (2 Month LIBOR + 2.75%), due 12/7/26 (b)	1,220,447	1,101,160
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
3.084% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	4,348,136	4,307,998
		35,567,448
Utilities 2.9%
Astoria Energy LLC
2020 Advance Term Loan B
4.50% (3 Month LIBOR + 3.50%), due 12/10/27 (b)	667,494	668,607

	Principal Amount	Value
Loan Assignments
Utilities
Brookfield WEC Holdings, Inc.
First Lien 2021 Initial Term Loan
3.25% (1 Month LIBOR + 2.75%), due 8/1/25 (b)	$ 2,920,394	$ 2,898,491
Calpine Corp.
2019 Term Loan
2.09% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	3,079,125	3,042,881
Compass Power Generation LLC
Tranche Term Loan B1
4.50% (1 Month LIBOR + 3.50%), due 12/20/24 (b)	1,593,119	1,591,128
Edgewater Generation LLC
Term Loan
3.834% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	3,727,794	3,553,053
ExGen Renewables IV LLC
Term Loan
3.50% (3 Month LIBOR + 2.50%), due 12/15/27 (b)	1,475,042	1,473,198
Granite Generation LLC
Term Loan
4.75% (1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 11/9/26 (b)	3,209,249	3,150,414
Hamilton Projects Acquiror LLC
Term Loan
5.75% (3 Month LIBOR + 4.75%), due 6/17/27 (b)	2,468,750	2,474,922
Helix Gen Funding LLC
Term Loan
4.75% (1 Month LIBOR + 3.75%), due 6/3/24 (b)	258,614	250,176
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/19/25 (b)	1,728,125	1,694,102
Vistra Operations Co. LLC
2018 Incremental Term Loan
1.834% (1 Month LIBOR + 1.75%), due 12/31/25 (b)	3,125,783	3,101,739
		23,898,711
Total Loan Assignments (Cost $789,298,570)		783,968,999
Total Long-Term Bonds (Cost $819,796,930)		815,591,697

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	436,571	2,476,709
Total Affiliated Investment Company (Cost $2,479,721)		2,476,709

	Shares	Value
Common Stocks 0.0% ‡
Communications Equipment 0.0% ‡
Energy Future Holdings Corp. (c)(d)(h)(i)	94,456	$ —
Millennium Corporate Trust (c)(d)(h)(i)	1,243	—
Millennium Lender Trust (c)(d)(h)(i)	1,324	—
		—
Metals & Mining 0.0% ‡
Ameriforge Group, Inc. (c)(d)(h)(i)	45,694	144,850
Total Common Stocks (Cost $1,573,379)		144,850

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Energy Corp.
Expires 12/31/46 (c)(d)(h)(i)	57,684	60,568
Total Rights (Cost $47,301)		60,568

	Number of Warrants
Warrants 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
Carestream Health, Inc.
Expires 12/31/21 (c)(d)(h)(i)	29	—
Health Care Providers & Services 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (c)(d)(h)(i)	22	—
Total Warrants (Cost $0)		—

	Principal Amount
Short-Term Investments 7.2%
U.S. Treasury Debt 7.2%
U.S. Treasury Bills (j)
0.03%, due 10/5/21	$ 18,017,000	18,016,954
0.038%, due 10/12/21	2,037,000	2,036,982
0.04%, due 11/9/21	31,785,000	31,783,063
0.05%, due 10/15/21	930,000	929,984
0.05%, due 10/28/21	1,086,000	1,085,946

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (j)
0.055%, due 11/2/21	$ 3,482,000	$ 3,481,819
0.09%, due 11/12/21	2,300,000	2,299,866
Total Short-Term Investments (Cost $59,635,190)		59,634,614
Total Investments (Cost $883,532,521)	105.7%	877,908,438
Other Assets, Less Liabilities	(5.7)	(47,216,962)
Net Assets	100.0%	$ 830,691,476

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(c)	Illiquid security—As of September 30, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $20,474,169, which represented 2.5% of the Portfolio’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, the total market value was $205,418, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(i)	Non-income producing security.
(j)	Interest rate shown represents yield to maturity.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 31,622,698	$ —	$ 31,622,698
Loan Assignments	—	783,074,629	894,370	783,968,999
Total Long-Term Bonds	—	814,697,327	894,370	815,591,697
Affiliated Investment Company
Fixed Income Fund	2,476,709	—	—	2,476,709
Common Stocks	—	—	144,850	144,850
Rights	—	—	60,568	60,568
Warrants	—	—	—	—
Short-Term Investments
U.S. Treasury Debt	—	59,634,614	—	59,634,614
Total Investments in Securities	$ 2,476,709	$ 874,331,941	$ 1,099,788	$ 877,908,438

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2021
Long-Term Bonds
Loan Assignments	$6,817,156	$2,049	$9,530	$48,703	$30,000	$(4,131,364)	$862,274	$(2,743,978)	$894,370	$2,096
Common Stocks	1,336,649	—	(662,769)	317,823	—	(846,853)	—	—	144,850	(1,428,529)
Rights	62,876	—	—	(2,308)	—	—	—	—	60,568	13,267
Warrants	577	—	(6,398)	5,821	—	—	—	—	—	—
Total	$8,217,258	$2,049	$(659,637)	$370,039	$30,000	$(4,978,217)	$862,274	$(2,743,978)	$1,099,788	$(1,413,166)
As of September 30, 2021, a Loan Assignment with a market value of $862,274 transferred from Level 2 to Level 3 as the the fair value for this Loan Assignment utilized significant unobservable inputs. As of December 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of September 30, 2021, Loan Assignments with a market value of $2,743,978 transferred from Level 3 to Level 2 as the fair value obtained by an independent pricing service, utilized significant other observable inputs. As of December 31, 2020, the fair value obtained for these Loan Assignments, as determined by an independent pricing service, utilized significant unobservable inputs.

MainStay VP Equity Allocation Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.5%
Equity Funds 96.5%
IQ 50 Percent Hedged FTSE International ETF (a)	1,000,204	$ 24,430,583
IQ 500 International ETF (a)	1,510,569	49,182,012
IQ Candriam ESG International Equity ETF (a)	1,204,414	35,239,227
IQ Candriam ESG U.S. Equity ETF (a)	2,462,386	91,503,987
IQ Chaikin U.S. Large Cap ETF (a)	1,621,396	53,783,813
IQ Chaikin U.S. Small Cap ETF (a)	809,454	28,193,283
MainStay Epoch Capital Growth Fund Class I (a)	273,404	4,429,038
MainStay Epoch International Choice Fund Class I (a)	983,091	40,105,774
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	4,856,129	56,025,158
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	3,923,903	66,891,944
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,782,410	36,116,626
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	1,407,656	116,408,098
MainStay VP Small Cap Growth Portfolio Initial Class (a)	2,234,660	43,852,747
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,589,086	62,141,730
MainStay VP Wellington Growth Portfolio Initial Class (a)	1,256,172	56,373,349
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	2,850,013	45,073,239
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,988,896	26,063,094
MainStay VP Wellington U.S. Equity Portfolio Initial Class	827,728	27,314,029
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	2,435,629	92,547,340
MainStay WMC Enduring Capital Fund Class R6 (a)	625,250	21,339,842
MainStay WMC International Research Equity Fund Class I (a)	4,971,653	39,552,979
MainStay WMC Value Fund Class R6 (a)	1,363,255	74,223,379
Total Affiliated Investment Companies (Cost $890,351,855)		1,090,791,271
Short-Term Investment 3.6%
Affiliated Investment Company 3.6%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	40,407,591	40,407,591
Total Short-Term Investment (Cost $40,407,591)	3.6%	40,407,591
Total Investments (Cost $930,759,446)	100.1%	1,131,198,862
Other Assets, Less Liabilities	(0.1)	(833,833)
Net Assets	100.0%	$ 1,130,365,029

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2021.

Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	8,054	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(9,027)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	16,944	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	11,259	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA	12/2/21	Monthly	(23,108)	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(44,917)	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.14%	12/2/21	Monthly	31,948	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	20,638	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA	12/2/21	Monthly	4,794	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	5,310	—
Citibank NA	Vanguard FTSE Europe ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	22,683	—
						$ —

1.	As of September 30, 2021, cash in the amount $1,200,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,090,791,271	$ —	$ —	$ 1,090,791,271
Short-Term Investment
Affiliated Investment Company	40,407,591	—	—	40,407,591
Total Investments in Securities	$ 1,131,198,862	$ —	$ —	$ 1,131,198,862
Total Investments in Securities	$ —	$ —	$ —	$ —

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Income Builder Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 51.0%
Asset-Backed Securities 4.4%
Automobile Asset-Backed Securities 1.5%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D
1.34%, due 11/15/27 (a)	$ 745,000	$ 741,322
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	1,000,000	997,813
Series 2020-2A, Class A
2.02%, due 2/20/27	360,000	368,930
Series 2020-1A, Class A
2.33%, due 8/20/26	415,000	431,368
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	425,638	426,783
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	800,000	797,362
Ford Credit Auto Owner Trust (a)
Series 2020-2, Class A
1.06%, due 4/15/33	645,000	642,581
Series 2020-1, Class A
2.04%, due 8/15/31	580,000	599,741
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	850,000	889,560
Series 2017-3, Class A
2.48%, due 9/15/24	895,000	913,849
Series 2018-4, Class A
4.06%, due 11/15/30	530,000	601,984
GM Financial Revolving Receivables Trust
Series 2021-1, Class A
1.17%, due 6/12/34 (a)	975,000	969,036
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	805,000	805,847
Series 2021-2A, Class B
2.12%, due 12/27/27	280,000	281,665
Hertz Vehicle Financing LLC
Series 2021-1A, Class B
1.56%, due 12/26/25 (a)	520,000	522,134
Santander Revolving Auto Loan Trust
Series 2019-A, Class A
2.51%, due 1/26/32 (a)	330,000	346,480
		10,336,455

	Principal Amount	Value
Asset-Backed Securities
Credit Card Asset-Backed Security 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, due 8/15/28	$ 700,000	$ 731,037
Home Equity Asset-Backed Securities 0.2%
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.276% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	1,151,670	1,140,673
JP Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.186% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	138,586	94,387
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.186% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	203,019	87,978
		1,323,038
Other Asset-Backed Securities 2.6%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	594,185	578,246
Series 2019-1, Class B
3.85%, due 2/15/28	479,864	457,198
Series 2013-2, Class A
4.95%, due 1/15/23	760,003	777,179
American Tower Trust #1
3.07%, due 3/15/23 (a)	175,000	175,175
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (United Kingdom) (a)	840,000	844,060
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	546,778	550,366
Series 2020-1, Class A1
1.69%, due 7/15/60	464,906	471,205
Series 2020-1, Class A2
1.99%, due 7/15/60	515,755	515,914
Crown Castle Towers LLC
4.241%, due 7/15/28 (a)	990,000	1,105,652
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	21,780	23,794
FirstKey Homes 2020-SFR1 Trust
Series 2021-SFR1, Class A
1.538%, due 8/17/38 (a)	1,165,000	1,163,355
MMAF Equipment Finance LLC
Series 2020-BA, Class A4
0.66%, due 11/15/27 (a)	1,500,000	1,489,160

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Navient Private Education Refi Loan Trust (a)
Series 2020-DA, Class A
1.69%, due 5/15/69	$ 250,189	$ 252,700
Series 2020-EA, Class A
1.69%, due 5/15/69	419,682	425,567
Series 2021-EA, Class B
2.03%, due 12/16/69	1,165,000	1,140,467
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	355,000	357,546
Series 2020-A, Class B
1.77%, due 6/15/25	765,000	775,199
Progress Residential (a)
Series 2021-SFR1, Class A
1.052%, due 4/17/38	765,000	751,187
Series 2021-SFR3, Class A
1.637%, due 5/17/26	389,085	390,338
Series 2021-SFR4, Class B
1.808%, due 5/17/38	670,000	668,318
Progress Residential Trust (a)
Series 2021-SFR2, Class A
1.546%, due 4/19/38	350,000	349,185
Series 2021-SFR2, Class B
1.796%, due 4/19/38	1,050,000	1,047,530
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A
1.33%, due 7/20/37 (a)	342,598	343,391
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	980,000	979,086
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	525,476	552,829
Series 2010-1, Class A
6.25%, due 4/22/23	265,806	274,297
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	222,339	226,775
Series 2020-1, Class A
5.875%, due 10/15/27	788,354	882,201
Series 2007-1
6.636%, due 7/2/22	278,274	287,318
		17,855,238
Total Asset-Backed Securities (Cost $29,712,238)		30,245,768

	Principal Amount	Value
Corporate Bonds 29.1%
Aerospace & Defense 0.3%
BAE Systems plc
3.00%, due 9/15/50 (United Kingdom) (a)	$ 550,000	$ 529,007
Howmet Aerospace, Inc.
3.00%, due 1/15/29	830,000	837,138
L3Harris Technologies, Inc.
4.40%, due 6/15/28	810,000	924,295
		2,290,440
Agriculture 0.1%
BAT Capital Corp.
3.734%, due 9/25/40 (United Kingdom)	905,000	873,127
Airlines 0.6%
American Airlines, Inc. (a)
5.50%, due 4/20/26	600,000	630,750
5.75%, due 4/20/29	360,000	387,900
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	465,000	497,550
4.75%, due 10/20/28	325,000	362,375
7.00%, due 5/1/25	985,000	1,148,756
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	795,000	864,499
		3,891,830
Auto Manufacturers 1.4%
Ford Motor Co.
8.50%, due 4/21/23	890,000	978,947
9.00%, due 4/22/25	890,000	1,070,252
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	595,000	596,190
4.063%, due 11/1/24	780,000	820,162
4.25%, due 9/20/22	305,000	311,939
General Motors Co.
6.125%, due 10/1/25	285,000	333,932
General Motors Financial Co., Inc.
2.35%, due 1/8/31	344,000	336,933
2.70%, due 6/10/31	850,000	847,399
3.15%, due 6/30/22	320,000	325,753
3.45%, due 4/10/22	1,500,000	1,515,673
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	810,000	808,477
1.85%, due 9/16/26	1,350,000	1,335,992
		9,281,649
Banks 6.7%
Bank of America Corp.
2.087%, due 6/14/29 (c)	715,000	713,852
2.496%, due 2/13/31 (c)	650,000	657,793

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
3.004%, due 12/20/23 (c)	$ 734,000	$ 756,438
3.458%, due 3/15/25 (c)	1,425,000	1,516,075
3.705%, due 4/24/28 (c)	555,000	609,927
4.078%, due 4/23/40 (c)	785,000	903,738
4.20%, due 8/26/24	325,000	355,496
Series MM
4.30%, due 1/28/25 (c)(d)	1,136,000	1,155,880
Series DD
6.30%, due 3/10/26 (c)(d)	735,000	852,600
BNP Paribas SA (France) (a)
3.052%, due 1/13/31 (c)	1,415,000	1,482,377
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	885,000	903,806
Citigroup, Inc.
2.976%, due 11/5/30 (c)	845,000	888,422
3.352%, due 4/24/25 (c)	780,000	828,477
3.668%, due 7/24/28 (c)	430,000	472,658
3.70%, due 1/12/26	545,000	598,658
3.98%, due 3/20/30 (c)	565,000	634,577
4.05%, due 7/30/22	105,000	108,183
5.30%, due 5/6/44	436,000	580,280
6.625%, due 6/15/32	190,000	255,207
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,190,000	1,194,920
Credit Suisse Group AG (Switzerland) (a)(c)
2.593%, due 9/11/25	1,265,000	1,311,357
3.091%, due 5/14/32	785,000	802,683
Deutsche Bank AG
3.035%, due 5/28/32 (Germany) (c)	255,000	258,725
First Horizon Bank
5.75%, due 5/1/30	815,000	995,628
First Horizon Corp.
4.00%, due 5/26/25	775,000	845,618
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	685,000	697,885
Goldman Sachs Group, Inc. (The)
1.295% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	815,000	835,412
1.431%, due 3/9/27 (c)	535,000	533,529
1.992%, due 1/27/32 (c)	590,000	568,955
2.615%, due 4/22/32 (c)	425,000	430,138
2.905%, due 7/24/23 (c)	310,000	315,969
2.908%, due 6/5/23 (c)	285,000	289,650
2.908%, due 7/21/42 (c)	215,000	211,980
3.625%, due 1/22/23	1,330,000	1,386,189
6.75%, due 10/1/37	159,000	227,734
HSBC Holdings plc
3.973%, due 5/22/30 (United Kingdom) (c)	970,000	1,070,628

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co. (c)
2.182%, due 6/1/28	$ 835,000	$ 852,488
2.956%, due 5/13/31	475,000	494,170
3.54%, due 5/1/28	850,000	928,401
Series HH
4.60%, due 2/1/25 (d)	1,124,000	1,149,290
Lloyds Banking Group plc (United Kingdom)
4.582%, due 12/10/25	508,000	567,022
4.65%, due 3/24/26	1,075,000	1,208,183
Morgan Stanley
2.484%, due 9/16/36 (c)	715,000	699,790
3.125%, due 1/23/23	1,560,000	1,614,569
5.00%, due 11/24/25	1,150,000	1,314,610
6.25%, due 8/9/26	881,000	1,072,389
7.25%, due 4/1/32	100,000	145,142
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (United Kingdom) (b)	1,580,000	1,677,637
PNC Bank NA
2.55%, due 12/9/21	815,000	816,919
PNC Financial Services Group, Inc. (The)
2.55%, due 1/22/30	405,000	420,983
Societe Generale SA (France) (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	395,000	403,643
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,195,000	1,279,403
Standard Chartered plc (United Kingdom) (a)(b)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	310,000	307,827
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (d)	525,000	529,594
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	770,000	789,250
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	760,000	794,481
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (Switzerland) (a)(b)(d)	1,005,000	1,015,251
Wachovia Corp.
5.50%, due 8/1/35	700,000	902,108
Wells Fargo & Co.
2.406%, due 10/30/25 (c)	525,000	546,776
		45,781,370
Beverages 0.3%
Anheuser-Busch Cos. LLC
4.70%, due 2/1/36 (Belgium)	475,000	574,010
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29 (Belgium)	1,270,000	1,495,142
		2,069,152

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.2%
Biogen, Inc.
3.625%, due 9/15/22	$ 1,240,000	$ 1,278,818
Building Materials 0.4%
Carrier Global Corp.
2.722%, due 2/15/30	940,000	972,487
Cemex SAB de CV
3.125%, due 3/19/26 (Mexico) (a)	EUR 1,515,000	1,792,139
		2,764,626
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (Brazil) (a)	$ 745,000	791,488
Huntsman International LLC
4.50%, due 5/1/29	731,000	828,402
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27 (a)	990,000	991,455
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (Mexico) (a)	625,000	681,256
		3,292,601
Commercial Services 0.6%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	650,000	687,232
Ashtead Capital, Inc.
4.00%, due 5/1/28 (United Kingdom) (a)	380,000	403,861
California Institute of Technology
3.65%, due 9/1/19	605,000	684,241
Cintas Corp. No. 2
3.70%, due 4/1/27	1,065,000	1,188,656
Sodexo, Inc.
2.718%, due 4/16/31 (France) (a)	1,010,000	1,031,910
		3,995,900
Computers 0.7%
Apple, Inc.
2.75%, due 1/13/25	715,000	757,273
Dell International LLC
4.90%, due 10/1/26	680,000	783,333
5.30%, due 10/1/29	318,000	384,404
8.10%, due 7/15/36	975,000	1,478,461
NCR Corp.
5.00%, due 10/1/28 (a)	991,000	1,012,613
		4,416,084
Diversified Financial Services 2.0%
AerCap Ireland Capital DAC (Ireland)
3.30%, due 1/23/23	730,000	752,190

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
AerCap Ireland Capital DAC (Ireland)
4.45%, due 12/16/21	$ 285,000	$ 286,346
4.625%, due 7/1/22	415,000	427,366
Air Lease Corp.
2.30%, due 2/1/25	1,215,000	1,247,988
2.75%, due 1/15/23	500,000	513,265
3.50%, due 1/15/22	340,000	342,934
4.25%, due 9/15/24	420,000	455,864
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	745,000	762,358
Ally Financial, Inc.
3.875%, due 5/21/24	310,000	333,473
8.00%, due 11/1/31	1,560,000	2,250,033
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	520,000	518,121
Avolon Holdings Funding Ltd. (Ireland) (a)
2.125%, due 2/21/26	645,000	638,399
2.875%, due 2/15/25	1,040,000	1,070,070
Banco BTG Pactual SA (Brazil) (a)
2.75%, due 1/11/26	1,130,000	1,097,512
4.50%, due 1/10/25	350,000	359,628
Capital One Financial Corp.
4.20%, due 10/29/25	165,000	182,872
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	845,000	813,582
OneMain Finance Corp.
3.50%, due 1/15/27	375,000	375,169
3.875%, due 9/15/28	455,000	452,152
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	545,000	518,881
		13,398,203
Electric 1.2%
Arizona Public Service Co.
2.20%, due 12/15/31	750,000	741,233
Connecticut Light and Power Co. (The)
4.00%, due 4/1/48	450,000	537,167
Duke Energy Ohio, Inc.
4.30%, due 2/1/49	565,000	692,830
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	865,000	927,826
Entergy Louisiana LLC
4.00%, due 3/15/33	790,000	908,011
Evergy, Inc.
5.292%, due 6/15/22 (f)	500,000	510,994
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	700,000	717,081

	Principal Amount	Value
Corporate Bonds
Electric
Ohio Power Co.
Series R
2.90%, due 10/1/51	$ 420,000	$ 405,832
Public Service Electric and Gas Co.
3.00%, due 5/15/27	800,000	868,551
Puget Energy, Inc.
5.625%, due 7/15/22	350,000	359,315
Southern California Edison Co.
Series E
3.70%, due 8/1/25	330,000	358,803
4.00%, due 4/1/47	520,000	557,620
WEC Energy Group, Inc.
2.237% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	480,000	451,944
		8,037,207
Environmental Control 0.3%
Republic Services, Inc.
4.75%, due 5/15/23	316,000	334,393
Stericycle, Inc.
3.875%, due 1/15/29 (a)	120,000	120,733
Waste Connections, Inc.
2.20%, due 1/15/32	460,000	453,484
Waste Management, Inc.
2.40%, due 5/15/23	810,000	833,565
		1,742,175
Food 1.3%
JBS USA Food Co.
7.00%, due 1/15/26 (a)	230,000	240,454
Kraft Heinz Foods Co.
4.25%, due 3/1/31	1,267,000	1,432,370
5.00%, due 7/15/35	501,000	616,113
Nestle Holdings, Inc.
1.00%, due 9/15/27 (a)	1,750,000	1,703,404
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	350,000	350,875
5.50%, due 10/15/27	1,113,000	1,165,311
Smithfield Foods, Inc. (a)
3.35%, due 2/1/22	565,000	568,212
4.25%, due 2/1/27	500,000	546,632
Sysco Corp.
3.30%, due 2/15/50	465,000	475,828
5.95%, due 4/1/30	352,000	447,741
Tyson Foods, Inc.
3.95%, due 8/15/24	965,000	1,043,238
		8,590,178

	Principal Amount	Value
Corporate Bonds
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	$ 450,000	$ 455,651
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	325,000	401,707
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51 (e)	830,000	831,349
		1,688,707
Healthcare-Products 0.1%
Abbott Laboratories
3.40%, due 11/30/23	535,000	568,762
Healthcare-Services 0.3%
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, due 6/1/30 (a)	1,685,000	1,682,996
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	605,000	630,922
		2,313,918
Insurance 1.5%
Athene Global Funding
2.50%, due 3/24/28 (a)	1,030,000	1,054,204
Equitable Holdings, Inc.
5.00%, due 4/20/48	830,000	1,057,366
Liberty Mutual Group, Inc.
4.25%, due 6/15/23 (a)	295,000	312,588
MassMutual Global Funding II (a)
2.50%, due 10/17/22	1,270,000	1,300,034
2.95%, due 1/11/25	365,000	387,579
Peachtree Corners Funding Trust
3.976%, due 2/15/25 (a)	425,000	461,354
Principal Life Global Funding II
2.375%, due 11/21/21 (a)	1,470,000	1,474,154
Protective Life Corp.
8.45%, due 10/15/39	725,000	1,166,822
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	950,000	990,205
Voya Financial, Inc.
3.65%, due 6/15/26	310,000	340,266
Willis North America, Inc.
2.95%, due 9/15/29	1,395,000	1,458,718
3.875%, due 9/15/49	185,000	204,900
		10,208,190

	Principal Amount	Value
Corporate Bonds
Internet 0.4%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	$ 875,000	$ 858,681
Expedia Group, Inc.
3.25%, due 2/15/30	1,305,000	1,349,637
3.60%, due 12/15/23	480,000	508,073
3.80%, due 2/15/28	157,000	170,396
5.00%, due 2/15/26	22,000	24,844
6.25%, due 5/1/25 (a)	88,000	101,458
		3,013,089
Iron & Steel 0.2%
Vale Overseas Ltd. (Brazil)
6.25%, due 8/10/26	1,070,000	1,264,387
6.875%, due 11/21/36	305,000	406,412
		1,670,799
Lodging 0.7%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	695,000	745,568
5.75%, due 5/1/28 (a)	315,000	339,255
Las Vegas Sands Corp.
3.20%, due 8/8/24	555,000	569,845
Marriott International, Inc.
2.30%, due 1/15/22	890,000	893,485
3.60%, due 4/15/24	920,000	980,236
Series X
4.00%, due 4/15/28	685,000	752,469
Sands China Ltd.
5.125%, due 8/8/25 (Macao)	460,000	495,310
		4,776,168
Machinery-Diversified 0.1%
CNH Industrial Capital LLC
4.20%, due 1/15/24	545,000	584,915
Media 0.6%
Comcast Corp.
2.937%, due 11/1/56 (a)	753,000	711,273
3.25%, due 11/1/39	675,000	712,664
Grupo Televisa SAB
5.25%, due 5/24/49 (Mexico)	480,000	606,960
Sirius XM Radio, Inc.
4.125%, due 7/1/30 (a)	955,000	959,429
Sky Ltd.
3.75%, due 9/16/24 (United Kingdom) (a)	340,000	369,506
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	355,000	394,348
		3,754,180

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware 0.2%
Precision Castparts Corp.
3.25%, due 6/15/25	$ 1,455,000	$ 1,565,174
Mining 0.2%
Glencore Funding LLC
1.625%, due 9/1/25 (Australia) (a)	1,205,000	1,208,967
Miscellaneous—Manufacturing 0.3%
Siemens Financieringsmaatschappij NV
2.70%, due 3/16/22 (Germany) (a)	760,000	768,779
Textron Financial Corp.
1.86% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	1,295,000	1,126,697
		1,895,476
Oil & Gas 0.8%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (Russia) (a)	640,000	883,277
Marathon Petroleum Corp.
4.50%, due 5/1/23	620,000	655,238
4.70%, due 5/1/25	675,000	753,466
5.125%, due 12/15/26	450,000	523,271
Occidental Petroleum Corp.
3.50%, due 8/15/29	440,000	447,533
4.30%, due 8/15/39	230,000	226,844
Petrobras Global Finance BV
5.50%, due 6/10/51 (Brazil)	555,000	516,705
Valero Energy Corp.
3.65%, due 3/15/25	1,000,000	1,081,884
6.625%, due 6/15/37	415,000	560,416
		5,648,634
Packaging & Containers 0.2%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	84,000	88,204
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,135,000	1,216,408
		1,304,612
Pharmaceuticals 0.9%
AbbVie, Inc.
3.45%, due 3/15/22	1,005,000	1,013,977
4.05%, due 11/21/39	1,125,000	1,292,860
Becton Dickinson and Co.
4.669%, due 6/6/47	635,000	792,803
CVS Health Corp.
2.70%, due 8/21/40	1,255,000	1,197,572
4.78%, due 3/25/38	400,000	490,457

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26 (Israel)	$ 1,285,000	$ 1,230,387
		6,018,056
Pipelines 1.0%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	655,000	648,814
Energy Transfer LP
5.35%, due 5/15/45	415,000	483,993
Energy Transfer Operating LP
4.95%, due 6/15/28	415,000	476,154
Enterprise Products Operating LLC
3.125%, due 7/31/29	630,000	676,611
3.95%, due 1/31/60	595,000	643,973
4.20%, due 1/31/50	160,000	180,247
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	865,000	877,449
MPLX LP
2.65%, due 8/15/30	730,000	732,506
Spectra Energy Partners LP
4.75%, due 3/15/24	795,000	863,910
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	840,000	1,018,875
Western Midstream Operating LP
6.50%, due 2/1/50 (f)	350,000	411,873
		7,014,405
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	560,000	580,866
Real Estate Investment Trusts 1.2%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	825,000	897,890
American Tower Corp.
3.375%, due 10/15/26	705,000	762,883
3.60%, due 1/15/28	375,000	408,273
Digital Realty Trust LP
3.70%, due 8/15/27	1,295,000	1,439,475
Equinix, Inc.
1.25%, due 7/15/25	710,000	707,117
2.625%, due 11/18/24	740,000	774,955
GLP Capital LP
3.35%, due 9/1/24	505,000	532,507
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	680,000	653,054
Iron Mountain, Inc.
5.25%, due 7/15/30 (a)	720,000	764,086

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
Kilroy Realty LP
3.45%, due 12/15/24	$ 720,000	$ 768,468
Office Properties Income Trust
2.40%, due 2/1/27	565,000	558,323
		8,267,031
Retail 1.3%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	130,000	119,429
2.80%, due 2/10/51	430,000	397,423
AutoNation, Inc.
4.75%, due 6/1/30	1,040,000	1,212,546
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(e)	645,000	701,744
McDonald's Corp.
3.35%, due 4/1/23	1,085,000	1,130,105
Nordstrom, Inc.
4.00%, due 3/15/27	640,000	661,295
4.25%, due 8/1/31 (e)	530,000	536,762
O'Reilly Automotive, Inc.
3.55%, due 3/15/26	1,000,000	1,095,679
QVC, Inc.
4.375%, due 9/1/28	940,000	971,725
Starbucks Corp.
3.35%, due 3/12/50	375,000	389,545
4.45%, due 8/15/49	475,000	580,783
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	775,000	789,899
		8,586,935
Semiconductors 0.1%
Broadcom, Inc.
3.50%, due 2/15/41 (a)	325,000	321,128
NXP BV
3.40%, due 5/1/30 (China) (a)	555,000	602,428
		923,556
Software 0.3%
Fiserv, Inc.
3.20%, due 7/1/26	205,000	221,328
Oracle Corp.
3.65%, due 3/25/41	245,000	253,389
salesforce.com, Inc.
3.25%, due 4/11/23	510,000	531,792
3.70%, due 4/11/28	690,000	774,498
		1,781,007

	Principal Amount	Value
Corporate Bonds
Telecommunications 1.8%
Altice France SA
5.125%, due 7/15/29 (France) (a)	$ 865,000	$ 848,111
AT&T, Inc.
3.50%, due 9/15/53	795,000	786,827
4.35%, due 3/1/29	320,000	366,918
CommScope Technologies LLC
6.00%, due 6/15/25 (a)	411,000	416,138
CommScope, Inc.
7.125%, due 7/1/28 (a)	745,000	760,250
Level 3 Financing, Inc.
3.40%, due 3/1/27 (a)	1,050,000	1,106,018
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	1,448,438	1,546,931
T-Mobile US, Inc.
2.625%, due 2/15/29	990,000	1,000,453
3.50%, due 4/15/31 (a)	490,000	516,771
VEON Holdings BV
4.95%, due 6/16/24 (Netherlands) (a)	1,045,000	1,121,494
Verizon Communications, Inc.
1.225% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	985,000	1,011,892
3.40%, due 3/22/41	330,000	344,633
3.55%, due 3/22/51	365,000	384,928
4.016%, due 12/3/29	710,000	804,508
Vodafone Group plc
4.25%, due 9/17/50 (United Kingdom)	1,180,000	1,359,840
		12,375,712
Total Corporate Bonds (Cost $188,015,783)		197,452,519
Foreign Government Bonds 1.4%
Brazil 0.4%
Brazil Government Bond
3.75%, due 9/12/31	965,000	915,302
Federative Republic of Brazil
4.625%, due 1/13/28	1,526,000	1,604,131
		2,519,433
Chile 0.5%
Chile Government Bond
2.55%, due 7/27/33	1,080,000	1,052,827
Corp. Nacional del Cobre de Chile
3.00%, due 9/30/29 (a)	1,170,000	1,195,621
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	980,000	962,360
		3,210,808

	Principal Amount	Value
Foreign Government Bonds
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	$ 725,000	$ 676,077
Mexico 0.4%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	600,000	589,500
Mexico Government Bond
2.659%, due 5/24/31	1,612,000	1,555,145
3.75%, due 4/19/71	800,000	691,192
		2,835,837
Total Foreign Government Bonds (Cost $9,571,986)		9,242,155
Loan Assignments 0.6%
Containers, Packaging & Glass 0.2%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	1,253,811	1,226,972
Diversified/Conglomerate Service 0.1%
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	575,650	575,362
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28	250,000	253,125
		828,487
Finance 0.2%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	1,249,177	1,239,666
Telecommunications 0.1%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	718,508	709,398
Total Loan Assignments (Cost $4,006,243)		4,004,523
Mortgage-Backed Securities 8.2%
Agency (Collateralized Mortgage Obligations) 2.7%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	875,000	881,292

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4993, Class D
2.00%, due 9/25/47	$ 925,000	$ 945,307
REMIC, Series 5049, Class UI
3.00%, due 12/25/50 (g)	2,188,114	399,220
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	243,976	251,465
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	426,021	449,081
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	536,870	559,749
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	1,974,440	1,865,934
FNMA
REMIC, Series 2021-33, Class AI
2.50%, due 5/25/47 (g)	2,736,738	348,217
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	1,796,046	252,457
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	730,981	748,064
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48	2,402,484	348,549
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	474,413	501,356
REMIC, Series 2019-13, Class CA
3.50%, due 4/25/49	796,047	863,585
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	984,400	1,055,273
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	896,473	967,619
GNMA
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	853,066	850,608
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	852,588	848,036
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	924,721	886,964
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51 (g)	2,266,663	255,617
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50	3,029,793	427,617
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (g)	2,779,149	326,286
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51	3,146,370	437,541
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51	2,899,074	383,128

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	$ 2,827,784	$ 393,800
REMIC, Series 2021-98, Class KI
3.00%, due 6/20/51	1,895,347	270,859
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51	2,535,727	354,350
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51	2,429,553	330,806
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51	2,925,000	378,068
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,695,492	1,778,530
		18,359,378
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.0%
Arbor Multifamily Mortgage Securities Trust (a)
Series 2021-MF2, Class AS
2.70%, due 6/15/54 (h)	750,000	768,390
Series 2021-MF3, Class AS
2.748%, due 10/15/54 (i)	930,000	957,798
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
0.431% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(b)	32,477	31,519
Benchmark Mortgage Trust
Series 2020-B19, Class A2
1.691%, due 9/15/53	935,000	946,769
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class C
1.20% (1 Month LIBOR + 1.10%), due 9/15/36 (b)	970,000	970,607
Series 2021-VOLT, Class E
2.10% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	770,000	770,964
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (j)	895,000	942,727
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (j)	675,059	724,128
BX Trust (a)
Series 2021-LBA, Class AV
0.884% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	820,000	820,506
Series 2019-OC11, Class A
3.202%, due 12/9/41	580,000	619,984
Series 2019-OC11, Class B
3.605%, due 12/9/41	170,000	184,454
Series 2019-OC11, Class C
3.856%, due 12/9/41	205,000	219,979
BXHPP Trust (a)(b)
Series 2021-FILM, Class A
0.734% (1 Month LIBOR + 0.65%), due 8/15/36	625,000	625,392

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BXHPP Trust (a)(b)
Series 2021-FILM, Class B
0.984% (1 Month LIBOR + 0.90%), due 8/15/36	$ 875,000	$ 875,787
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class A5
3.717%, due 9/15/48	808,000	881,862
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	845,000	915,402
Extended Stay America Trust
Series 2021-ESH, Class C
1.784% (1 Month LIBOR + 1.70%), due 7/15/38 (a)(b)	969,954	976,669
FREMF Mortgage Trust (a)(j)
REMIC, Series 2019-K98, Class C
3.861%, due 10/25/52	335,000	357,104
REMIC, Series 2018-K86, Class C
4.436%, due 11/25/51	315,000	345,525
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	665,000	718,792
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,120,000	1,141,718
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	471,777	505,441
Series 2016-C28, Class A4
3.544%, due 1/15/49	200,000	216,714
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	780,000	848,914
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,655,000	1,703,307
Wells Fargo Commercial Mortgage Trust (a)(j)
Series 2018-1745, Class A
3.874%, due 6/15/36	940,000	1,033,796
Series 2018-AUS, Class A
4.194%, due 8/17/36	1,200,000	1,343,097
		20,447,345
Whole Loan (Collateralized Mortgage Obligations) 2.5%
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50	1,220,000	1,229,766
Series 2021-DNA5, Class B1
3.10% (SOFR 30A + 3.05%), due 1/25/34	1,440,000	1,470,676

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.236% (1 Month LIBOR + 2.15%), due 12/25/30	$ 920,000	$ 929,065
Series 2018-DNA2, Class B1
3.786% (1 Month LIBOR + 3.70%), due 12/25/30	325,000	337,335
Series 2019-DNA2, Class B1
4.436% (1 Month LIBOR + 4.35%), due 3/25/49	700,000	727,699
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2015-DNA3, Class M3
4.786% (1 Month LIBOR + 4.70%), due 4/25/28	965,757	998,945
Series 2016-DNA1, Class M3
5.636% (1 Month LIBOR + 5.55%), due 7/25/28	526,608	552,310
Flagstar Mortgage Trust
Series 2021-2, Class A2
2.50%, due 4/25/51 (a)(h)	779,347	788,896
FNMA (b)
Series 2017-C01, Class 1M2
3.636% (1 Month LIBOR + 3.55%), due 7/25/29	1,049,936	1,081,275
Series 2017-C02, Class 2M2
3.736% (1 Month LIBOR + 3.65%), due 9/25/29	474,764	491,030
GS Mortgage-Backed Securities Corp. Trust (a)(h)
Series 2021-PJ5, Class A8
2.50%, due 10/25/51	558,789	570,663
Series 2021-PJ7, Class A2
2.50%, due 1/25/52	1,878,912	1,900,243
J.P. Morgan Mortgage Trust (a)(h)
Series 2021-6, Class A4
2.50%, due 10/25/51	783,147	797,341
Series 2021-7, Class A3
2.50%, due 11/25/51	359,041	363,763
Series 2021-7, Class A4
2.50%, due 11/25/51	696,368	709,007
Mello Mortgage Capital Acceptance
Series 2021-MTG2, Class A1
2.50%, due 6/25/51 (a)(h)	962,519	972,025
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.454%, due 8/25/59 (j)	1,312,464	975,072
Series 2019-2A, Class B6
4.955%, due 12/25/57 (h)	467,144	368,251
NewRez Warehouse Securitization Trust
Series 2021-1, Class A
0.836% (1 Month LIBOR + 0.75%), due 5/25/55 (a)(b)	1,075,000	1,076,144
OBX Trust
Series 2021-J1, Class A1
2.50%, due 5/25/51 (a)(h)	385,727	390,454

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	$ 465,993	$ 486,876
		17,216,836
Total Mortgage-Backed Securities (Cost $55,588,865)		56,023,559
Municipal Bond 0.2%
California 0.2%
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series N
3.006%, due 5/15/50	1,115,000	1,142,396
Total Municipal Bond (Cost $1,115,000)		1,142,396
U.S. Government & Federal Agencies 7.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.5%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	773,514	830,658
UMBS, 30 Year
2.00%, due 8/1/50	1,058,991	1,062,636
2.00%, due 8/1/50	809,238	812,024
2.00%, due 11/1/50	255,158	256,036
3.50%, due 7/1/50	562,092	594,770
		3,556,124
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.1%
FNMA, Other
3.50%, due 2/1/42	969,202	1,045,159
6.00%, due 4/1/37	6,704	7,509
UMBS, 20 Year
2.50%, due 5/1/41	486,642	504,098
UMBS, 30 Year
2.00%, due 10/1/50	166,421	167,761
2.00%, due 12/1/50	261,811	262,712
2.50%, due 8/1/50	81,909	84,817
2.50%, due 10/1/50	596,530	615,748
2.50%, due 11/1/50	487,915	510,842
2.50%, due 1/1/51	278,822	289,884
2.50%, due 1/1/51	474,812	491,832
2.50%, due 8/1/51	738,700	765,157
3.00%, due 3/1/50	791,767	840,443
3.00%, due 6/1/51	417,071	438,887
4.00%, due 8/1/48	1,098,061	1,178,642
4.00%, due 2/1/49	183,302	198,063
		7,401,554

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 1.1%
U.S. Treasury Bonds
1.75%, due 8/15/41	$ 395,000	$ 377,595
2.00%, due 8/15/51	1,325,000	1,301,606
4.375%, due 11/15/39	2,382,000	3,300,931
4.375%, due 5/15/40	1,605,000	2,233,458
		7,213,590
United States Treasury Inflation - Indexed Notes 1.1%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/30	2,705,805	2,972,474
0.125%, due 7/15/30	2,693,919	2,970,747
0.875%, due 1/15/29	1,551,508	1,792,537
		7,735,758
United States Treasury Notes 3.3%
U.S. Treasury Notes
0.125%, due 7/31/23	10,700,000	10,677,012
0.375%, due 7/15/24	2,860,000	2,852,180
0.625%, due 7/31/26	8,865,000	8,723,021
		22,252,213
Total U.S. Government & Federal Agencies (Cost $47,638,438)		48,159,239
Total Long-Term Bonds (Cost $335,648,553)		346,270,159

	Shares
Common Stocks 43.9%
Aerospace & Defense 1.1%
BAE Systems plc (United Kingdom)	356,933	2,697,857
Lockheed Martin Corp.	6,687	2,307,684
Raytheon Technologies Corp.	30,210	2,596,852
		7,602,393
Air Freight & Logistics 0.9%
Deutsche Post AG (Registered) (Germany)	53,245	3,355,846
United Parcel Service, Inc., Class B	15,399	2,804,158
		6,160,004
Automobiles 0.3%
Toyota Motor Corp. (Japan)	118,900	2,126,908
Banks 2.0%
JPMorgan Chase & Co.	25,646	4,197,994
PNC Financial Services Group, Inc. (The)	11,889	2,325,964
Royal Bank of Canada (Canada)	42,481	4,226,970

	Shares	Value
Common Stocks
Banks
Truist Financial Corp.	51,205	$ 3,003,173
		13,754,101
Beverages 1.1%
Coca-Cola Co. (The)	50,482	2,648,791
Coca-Cola Europacific Partners plc (United Kingdom)	58,717	3,246,463
PepsiCo, Inc.	12,520	1,883,133
		7,778,387
Biotechnology 1.0%
AbbVie, Inc.	42,086	4,539,817
Amgen, Inc.	9,006	1,915,126
		6,454,943
Capital Markets 1.5%
BlackRock, Inc.	4,788	4,015,504
Lazard Ltd., Class A	61,156	2,800,945
Singapore Exchange Ltd. (Singapore)	175,500	1,284,208
T. Rowe Price Group, Inc.	9,338	1,836,784
		9,937,441
Chemicals 2.2%
BASF SE (Germany)	33,766	2,572,725
Dow, Inc.	41,273	2,375,674
Linde plc (United Kingdom)	9,417	2,762,759
LyondellBasell Industries NV, Class A	23,995	2,251,931
Nutrien Ltd. (Canada) (e)	77,944	5,053,109
		15,016,198
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (l)	6	26
Communications Equipment 0.7%
Cisco Systems, Inc.	85,974	4,679,565
Diversified Telecommunication Services 2.4%
AT&T, Inc.	60,118	1,623,787
BCE, Inc. (Canada)	31,779	1,591,961
Deutsche Telekom AG (Registered) (Germany)	234,915	4,736,394
Orange SA (France)	165,794	1,796,102
Telenor ASA (Norway)	89,853	1,509,210
TELUS Corp. (Canada)	98,284	2,160,293
Verizon Communications, Inc.	48,084	2,597,017
		16,014,764
Electric Utilities 1.9%
American Electric Power Co., Inc.	29,209	2,371,187
Duke Energy Corp.	15,195	1,482,880
Entergy Corp.	17,190	1,707,139

	Shares	Value
Common Stocks
Electric Utilities
Evergy, Inc.	34,022	$ 2,116,168
Fortis, Inc. (Canada)	33,877	1,502,881
NextEra Energy, Inc.	34,123	2,679,338
Terna - Rete Elettrica Nazionale (Italy)	191,743	1,360,002
		13,219,595
Electrical Equipment 1.3%
Eaton Corp. plc	21,572	3,220,915
Emerson Electric Co.	62,579	5,894,942
		9,115,857
Equity Real Estate Investment Trusts 1.1%
American Tower Corp.	6,435	1,707,913
Iron Mountain, Inc.	54,593	2,372,066
Welltower, Inc.	21,092	1,737,981
WP Carey, Inc.	23,078	1,685,617
		7,503,577
Food Products 0.7%
Danone SA (France)	21,721	1,482,566
Nestle SA (Registered) (Switzerland)	16,159	1,944,233
Orkla ASA (Norway)	167,646	1,536,361
		4,963,160
Gas Utilities 0.3%
Snam SpA (Italy)	410,716	2,276,625
Health Care Equipment & Supplies 0.9%
Medtronic plc	47,283	5,926,924
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	8,369	2,017,850
Restaurant Brands International, Inc. (Canada)	86,747	5,308,049
Vail Resorts, Inc.	7,630	2,548,801
		9,874,700
Household Durables 0.3%
Leggett & Platt, Inc.	43,351	1,943,859
Household Products 0.5%
Kimberly-Clark Corp.	12,863	1,703,576
Procter & Gamble Co. (The)	12,141	1,697,312
		3,400,888
Industrial Conglomerates 0.4%
Siemens AG (Registered) (Germany)	14,698	2,416,012

	Shares	Value
Common Stocks
Insurance 2.8%
Allianz SE (Registered) (Germany)	12,485	$ 2,815,913
Assicurazioni Generali SpA (Italy)	100,322	2,134,336
AXA SA (France)	109,075	3,034,465
Great-West Lifeco, Inc. (Canada)	50,913	1,549,177
MetLife, Inc.	74,875	4,622,034
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	10,216	2,800,155
Tokio Marine Holdings, Inc. (Japan)	39,600	2,123,651
		19,079,731
IT Services 0.7%
International Business Machines Corp.	35,799	4,973,555
Leisure Products 0.4%
Hasbro, Inc.	34,255	3,056,231
Machinery 0.5%
Cummins, Inc.	13,677	3,071,307
Media 0.2%
Omnicom Group, Inc.	22,103	1,601,583
Multiline Retail 0.5%
Target Corp.	13,397	3,064,832
Multi-Utilities 1.0%
Ameren Corp.	18,666	1,511,946
Dominion Energy, Inc.	27,659	2,019,660
National Grid plc (United Kingdom)	123,447	1,468,439
NiSource, Inc.	25,617	620,700
WEC Energy Group, Inc.	16,907	1,491,197
		7,111,942
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	25,569	2,593,975
Enterprise Products Partners LP	144,273	3,122,068
Magellan Midstream Partners LP	53,152	2,422,668
Phillips 66	20,008	1,401,160
TotalEnergies SE (France)	83,800	4,015,619
		13,555,490
Personal Products 0.3%
Unilever plc (United Kingdom)	38,555	2,084,207
Pharmaceuticals 3.5%
AstraZeneca plc, Sponsored ADR (United Kingdom)	83,767	5,031,046
Bayer AG (Registered) (Germany)	23,015	1,255,282

	Shares	Value
Common Stocks
Pharmaceuticals
GlaxoSmithKline plc (United Kingdom)	80,079	$ 1,511,532
Johnson & Johnson	14,253	2,301,860
Merck & Co., Inc.	39,035	2,931,919
Novartis AG (Registered) (Switzerland)	24,099	1,977,087
Pfizer, Inc.	41,629	1,790,463
Roche Holding AG (Switzerland)	4,126	1,505,593
Sanofi (France)	29,281	2,818,723
Takeda Pharmaceutical Co. Ltd. (Japan)	81,600	2,704,859
		23,828,364
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	36,708	6,147,856
Broadcom, Inc.	12,414	6,019,921
Intel Corp.	77,933	4,152,270
KLA Corp.	10,873	3,637,127
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	31,684	3,537,519
Texas Instruments, Inc.	19,073	3,666,021
		27,160,714
Software 1.1%
Microsoft Corp.	25,353	7,147,518
Specialty Retail 0.7%
Home Depot, Inc. (The)	10,056	3,300,983
Industria de Diseno Textil SA (Spain)	42,297	1,538,871
		4,839,854
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.	46,371	6,561,497
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	2,263	3,541,313
		10,102,810
Textiles, Apparel & Luxury Goods 0.3%
Hanesbrands, Inc.	101,798	1,746,854
Tobacco 1.4%
Altria Group, Inc.	54,853	2,496,909
British American Tobacco plc (United Kingdom)	80,812	2,819,481
British American Tobacco plc, Sponsored ADR (United Kingdom)	26,429	932,415
Philip Morris International, Inc.	36,339	3,444,574
		9,693,379
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	36,806	2,951,473
Watsco, Inc.	5,974	1,580,840
		4,532,313

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	29,969	$ 1,399,547
Total Common Stocks (Cost $261,204,181)		298,216,158
Short-Term Investments 4.8%
Affiliated Investment Company 3.9%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	26,474,755	26,474,755
Unaffiliated Investment Companies 0.9%
BlackRock Liquidity FedFund, 0.025% (m)(n)	300,000	300,000
Wells Fargo Government Money Market Fund, 0.025% (m)(n)	5,758,653	5,758,653
Total Unaffiliated Investment Companies (Cost $6,058,653)		6,058,653
Total Short-Term Investments (Cost $32,533,408)		32,533,408
Total Investments (Cost $629,386,142)	99.7%	677,019,725
Other Assets, Less Liabilities	0.3	1,857,211
Net Assets	100.0%	$ 678,876,936

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $6,003,691; the total market value of collateral held by the Portfolio was $6,162,948. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $104,295. The Portfolio received cash collateral with a value of $6,058,653.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(i)	Delayed delivery security.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.

(m)	Current yield as of September 30, 2021.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of September 30, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	9,875,000	USD	7,274,903	JPMorgan Chase Bank N.A.	11/1/21	$ (134,888)
EUR	19,212,000	USD	22,775,941	JPMorgan Chase Bank N.A.	11/1/21	(509,635)
GBP	13,801,000	USD	19,169,727	JPMorgan Chase Bank N.A.	11/1/21	(573,571)
JPY	2,168,758,000	USD	19,803,531	JPMorgan Chase Bank N.A.	11/1/21	(313,196)
Total Unrealized Depreciation						$ (1,531,290)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	472	December 2021	$ 22,856,747	$ 22,132,084	$ (724,663)
FTSE 100 Index	73	December 2021	6,952,056	6,957,509	5,453
Russell 2000 E-Mini Index	122	December 2021	13,558,376	13,424,880	(133,496)
S&P 500 E-Mini Index	149	December 2021	32,976,481	32,018,237	(958,244)
U.S. Treasury 2 Year Notes	329	December 2021	72,410,136	72,397,992	(12,144)
U.S. Treasury 5 Year Notes	158	December 2021	19,424,351	19,393,266	(31,085)
U.S. Treasury Long Bonds	47	December 2021	7,641,297	7,483,281	(158,016)
U.S. Treasury Ultra Bonds	174	December 2021	34,221,256	33,244,875	(976,381)
XAF Financial Index	177	December 2021	20,371,045	20,432,438	61,393
XAI E-Mini Industrial Equity Index	261	December 2021	26,789,862	25,661,520	(1,128,342)
Yen Denominated Nikkei 225 Index	192	December 2021	25,352,122	25,277,685	(74,437)
Total Long Contracts					(4,129,962)
Short Contracts
U.S. Treasury 10 Year Notes	(78)	December 2021	(10,251,948)	(10,265,531)	(13,583)
U.S. Treasury 10 Year Ultra Bonds	(174)	December 2021	(25,709,489)	(25,273,500)	435,989
Total Short Contracts					422,406
Net Unrealized Depreciation					$ (3,707,556)

1.	As of September 30, 2021, cash in the amount of $10,803,529 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association

FREMF—Freddie Mac Multifamily
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 30,245,768	$ —	$ 30,245,768
Corporate Bonds	—	197,452,519	—	197,452,519
Foreign Government Bonds	—	9,242,155	—	9,242,155
Loan Assignments	—	4,004,523	—	4,004,523
Mortgage-Backed Securities	—	56,023,559	—	56,023,559
Municipal Bond	—	1,142,396	—	1,142,396
U.S. Government & Federal Agencies	—	48,159,239	—	48,159,239
Total Long-Term Bonds	—	346,270,159	—	346,270,159
Common Stocks
Aerospace & Defense	4,904,536	2,697,857	—	7,602,393
Air Freight & Logistics	2,804,158	3,355,846	—	6,160,004
Automobiles	—	2,126,908	—	2,126,908
Capital Markets	8,653,233	1,284,208	—	9,937,441
Chemicals	12,443,473	2,572,725	—	15,016,198
Diversified Telecommunication Services	7,973,058	8,041,706	—	16,014,764
Electric Utilities	11,859,593	1,360,002	—	13,219,595
Food Products	—	4,963,160	—	4,963,160
Gas Utilities	—	2,276,625	—	2,276,625
Industrial Conglomerates	—	2,416,012	—	2,416,012
Insurance	6,171,211	12,908,520	—	19,079,731
Multi-Utilities	5,643,503	1,468,439	—	7,111,942
Oil, Gas & Consumable Fuels	9,539,871	4,015,619	—	13,555,490
Personal Products	—	2,084,207	—	2,084,207
Pharmaceuticals	12,055,288	11,773,076	—	23,828,364
Specialty Retail	3,300,983	1,538,871	—	4,839,854
Technology Hardware, Storage & Peripherals	6,561,497	3,541,313	—	10,102,810
Tobacco	6,873,898	2,819,481	—	9,693,379
All Other Industries	128,187,281	—	—	128,187,281
Total Common Stocks	226,971,583	71,244,575	—	298,216,158
Short-Term Investments
Affiliated Investment Company	26,474,755	—	—	26,474,755
Unaffiliated Investment Companies	6,058,653	—	—	6,058,653
Total Short-Term Investments	32,533,408	—	—	32,533,408
Total Investments in Securities	259,504,991	417,514,734	—	677,019,725
Other Financial Instruments
Futures Contracts (b)	502,835	—	—	502,835
Total Investments in Securities and Other Financial Instruments	$ 260,007,826	$ 417,514,734	$ —	$ 677,522,560
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (1,531,290)	$ —	$ (1,531,290)
Futures Contracts (b)	(4,210,391)	—	—	(4,210,391)
Total Other Financial Instruments	$ (4,210,391)	$ (1,531,290)	$ —	$ (5,741,681)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Indexed Bond Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.8%
Asset-Backed Securities 0.0% ‡
Automobile Asset-Backed Securities 0.0% ‡
Ally Auto Receivables Trust
Series 2018-3, Class A3
3.00%, due 1/17/23	$ 1,282	$ 1,283
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A3
3.02%, due 5/16/23	115,034	115,648
Honda Auto Receivables Owner Trust
Series 2018-3, Class A3
2.95%, due 8/22/22	40,022	40,112
Total Asset-Backed Securities (Cost $156,327)		157,043
Corporate Bonds 29.6%
Aerospace & Defense 0.7%
Boeing Co. (The)
3.25%, due 3/1/28	560,000	586,109
5.15%, due 5/1/30	650,000	762,898
Lockheed Martin Corp.
4.07%, due 12/15/42	305,000	365,376
Northrop Grumman Systems Corp.
7.75%, due 2/15/31	260,000	373,209
Raytheon Technologies Corp.
3.125%, due 7/1/50	450,000	454,694
3.15%, due 12/15/24	305,000	323,799
3.50%, due 3/15/27	260,000	285,590
3.65%, due 8/16/23	2,000	2,113
		3,153,788
Apparel 0.0% ‡
NIKE, Inc.
3.625%, due 5/1/43	90,000	103,377
Auto Manufacturers 0.4%
General Motors Financial Co., Inc.
4.35%, due 1/17/27	1,425,000	1,597,554
Toyota Motor Credit Corp.
2.25%, due 10/18/23	340,000	352,486
		1,950,040
Banks 5.9%
Bank of America Corp.
0.523%, due 6/14/24 (a)	900,000	899,620
2.972%, due 7/21/52 (a)	695,000	680,359
3.248%, due 10/21/27	480,000	518,284
3.419%, due 12/20/28 (a)	1,685,000	1,826,266

	Principal Amount	Value
Corporate Bonds
Banks
Bank of New York Mellon Corp. (The)
Series G
3.00%, due 2/24/25	$ 485,000	$ 518,021
Barclays plc
5.25%, due 8/17/45	270,000	361,031
BNP Paribas SA
3.25%, due 3/3/23	495,000	515,624
Citigroup, Inc.
0.981%, due 5/1/25 (a)	1,750,000	1,755,668
2.561%, due 5/1/32 (a)	250,000	252,459
4.45%, due 9/29/27	1,435,000	1,631,866
4.65%, due 7/30/45	170,000	216,281
Cooperatieve Rabobank UA
5.25%, due 5/24/41	480,000	661,164
Credit Suisse Group AG
3.80%, due 6/9/23	335,000	352,948
Goldman Sachs Group, Inc. (The)
1.542%, due 9/10/27 (a)	2,350,000	2,340,594
4.80%, due 7/8/44	400,000	511,627
HSBC Holdings plc
3.90%, due 5/25/26	1,375,000	1,514,499
JPMorgan Chase & Co.
4.25%, due 10/1/27	2,340,000	2,661,055
4.26%, due 2/22/48 (a)	575,000	693,301
Lloyds Banking Group plc
3.75%, due 1/11/27	1,265,000	1,391,044
Mitsubishi UFJ Financial Group, Inc.
3.455%, due 3/2/23	560,000	584,181
Morgan Stanley
0.79%, due 5/30/25 (a)	630,000	628,066
2.239%, due 7/21/32 (a)	675,000	663,381
3.625%, due 1/20/27	1,700,000	1,873,974
NatWest Group plc
3.875%, due 9/12/23	270,000	286,265
Wells Fargo & Co.
3.00%, due 4/22/26	2,425,000	2,601,760
3.50%, due 3/8/22	97,000	98,366
4.75%, due 12/7/46	575,000	720,136
		26,757,840
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, due 4/15/48	740,000	883,430
Coca-Cola Co. (The)
2.60%, due 6/1/50	450,000	430,028
Constellation Brands, Inc.
3.60%, due 2/15/28	125,000	137,344

	Principal Amount	Value
Corporate Bonds
Beverages
Diageo Capital plc
5.875%, due 9/30/36	$ 268,000	$ 376,440
Keurig Dr Pepper, Inc.
4.985%, due 5/25/38	90,000	112,675
Molson Coors Beverage Co.
4.20%, due 7/15/46	90,000	99,605
PepsiCo, Inc.
2.75%, due 3/1/23	380,000	393,435
2.85%, due 2/24/26	260,000	278,820
4.45%, due 4/14/46	25,000	31,600
		2,743,377
Biotechnology 0.4%
Amgen, Inc.
3.125%, due 5/1/25	305,000	325,741
3.375%, due 2/21/50	405,000	415,890
Baxalta, Inc.
3.60%, due 6/23/22	39,000	39,725
Gilead Sciences, Inc.
3.65%, due 3/1/26	490,000	537,039
4.60%, due 9/1/35	205,000	248,575
		1,566,970
Building Materials 0.0% ‡
Johnson Controls International plc
6.00%, due 1/15/36	75,000	104,106
Chemicals 0.4%
DuPont de Nemours, Inc.
4.493%, due 11/15/25	450,000	505,987
Ecolab, Inc.
2.70%, due 11/1/26	260,000	277,085
Mosaic Co. (The)
4.05%, due 11/15/27	480,000	539,382
Nutrien Ltd.
5.875%, due 12/1/36	260,000	350,808
Sherwin-Williams Co. (The)
3.95%, due 1/15/26	305,000	337,674
		2,010,936
Computers 1.1%
Apple, Inc.
2.90%, due 9/12/27	300,000	325,306
3.35%, due 2/9/27	16,000	17,643
4.25%, due 2/9/47	205,000	254,435
4.50%, due 2/23/36	845,000	1,058,951
Dell International LLC
5.45%, due 6/15/23	545,000	584,529

	Principal Amount	Value
Corporate Bonds
Computers
Dell International LLC
6.02%, due 6/15/26	$ 375,000	$ 446,073
Hewlett Packard Enterprise Co.
4.40%, due 10/15/22 (b)	205,000	211,945
International Business Machines Corp.
1.875%, due 8/1/22	300,000	303,999
3.45%, due 2/19/26	275,000	300,951
3.50%, due 5/15/29	1,215,000	1,342,714
		4,846,546
Cosmetics & Personal Care 0.1%
Procter & Gamble Co. (The)
2.70%, due 2/2/26	260,000	277,759
Unilever Capital Corp.
3.10%, due 7/30/25	100,000	107,822
		385,581
Diversified Financial Services 0.9%
American Express Co.
2.50%, due 7/30/24	765,000	804,200
GE Capital Funding LLC
4.40%, due 5/15/30	1,625,000	1,882,919
Mastercard, Inc.
3.85%, due 3/26/50	450,000	535,111
Visa, Inc.
2.80%, due 12/14/22	480,000	492,603
4.30%, due 12/14/45	200,000	251,064
		3,965,897
Electric 2.0%
CenterPoint Energy Houston Electric LLC
Series AC
4.25%, due 2/1/49	300,000	372,808
Commonwealth Edison Co.
3.65%, due 6/15/46	465,000	514,414
Consolidated Edison Co. of New York, Inc.
Series 06-A
5.85%, due 3/15/36	640,000	848,987
DTE Electric Co.
3.375%, due 3/1/25	205,000	220,097
Duke Energy Carolinas LLC
3.875%, due 3/15/46	790,000	891,606
4.00%, due 9/30/42	260,000	297,200
Edison International
2.95%, due 3/15/23	205,000	210,922
Entergy Louisiana LLC
4.20%, due 4/1/50	350,000	423,244
Florida Power & Light Co.
2.75%, due 6/1/23	120,000	123,377

	Principal Amount	Value
Corporate Bonds
Electric
Florida Power & Light Co.
3.80%, due 12/15/42	$ 575,000	$ 664,546
MidAmerican Energy Co.
3.95%, due 8/1/47	380,000	444,124
National Rural Utilities Cooperative Finance Corp.
2.70%, due 2/15/23	115,000	118,278
Ohio Power Co.
Series G
6.60%, due 2/15/33	190,000	257,207
PPL Electric Utilities Corp.
3.95%, due 6/1/47	125,000	148,173
Public Service Electric and Gas Co.
2.70%, due 5/1/50	450,000	433,316
San Diego Gas & Electric Co.
4.15%, due 5/15/48	260,000	312,045
Sempra Energy
3.80%, due 2/1/38	260,000	287,744
Southern California Edison Co.
Series C
4.125%, due 3/1/48	260,000	283,311
Southern Co. (The)
2.95%, due 7/1/23	205,000	212,816
4.40%, due 7/1/46	525,000	617,269
Virginia Electric and Power Co.
4.00%, due 1/15/43	390,000	447,106
Xcel Energy, Inc.
3.30%, due 6/1/25	830,000	885,782
		9,014,372
Environmental Control 0.1%
Republic Services, Inc.
3.20%, due 3/15/25	305,000	325,536
Waste Management, Inc.
3.15%, due 11/15/27	305,000	331,530
		657,066
Food 0.3%
General Mills, Inc.
3.15%, due 12/15/21	5,000	5,004
4.20%, due 4/17/28	90,000	102,553
Kroger Co. (The)
2.20%, due 5/1/30	650,000	653,053
Sysco Corp.
3.25%, due 7/15/27	305,000	330,174
Tyson Foods, Inc.
5.10%, due 9/28/48	300,000	396,315
		1,487,099

	Principal Amount	Value
Corporate Bonds
Forest Products & Paper 0.2%
Fibria Overseas Finance Ltd.
5.50%, due 1/17/27	$ 480,000	$ 547,205
International Paper Co.
3.80%, due 1/15/26	235,000	258,639
		805,844
Gas 0.1%
NiSource, Inc.
3.49%, due 5/15/27	260,000	284,918
Healthcare-Products 0.5%
Abbott Laboratories
3.75%, due 11/30/26	175,000	196,305
4.90%, due 11/30/46	275,000	372,344
Boston Scientific Corp.
4.70%, due 3/1/49	225,000	287,462
Medtronic, Inc.
4.625%, due 3/15/45	449,000	586,458
Stryker Corp.
3.65%, due 3/7/28	260,000	288,536
Thermo Fisher Scientific, Inc.
2.95%, due 9/19/26	340,000	365,533
		2,096,638
Healthcare-Services 0.9%
Aetna, Inc.
6.625%, due 6/15/36	260,000	375,651
Anthem, Inc.
4.375%, due 12/1/47	305,000	367,965
Laboratory Corp. of America Holdings
3.60%, due 2/1/25	305,000	328,149
UnitedHealth Group, Inc.
3.10%, due 3/15/26	575,000	623,512
3.75%, due 7/15/25	1,700,000	1,872,516
4.25%, due 4/15/47	300,000	370,007
		3,937,800
Household Products & Wares 0.1%
Clorox Co. (The)
3.90%, due 5/15/28	260,000	293,095
Kimberly-Clark Corp.
2.75%, due 2/15/26	260,000	279,140
		572,235
Housewares 0.0% ‡
Newell Brands, Inc.
4.35%, due 4/1/23 (b)	175,000	182,229

	Principal Amount	Value
Corporate Bonds
Insurance 0.8%
Allstate Corp. (The)
5.35%, due 6/1/33	$ 260,000	$ 333,607
American International Group, Inc.
6.25%, due 5/1/36	350,000	487,839
Berkshire Hathaway Finance Corp.
4.30%, due 5/15/43	405,000	492,216
Chubb INA Holdings, Inc.
3.35%, due 5/3/26	205,000	223,608
MetLife, Inc.
3.60%, due 11/13/25	1,590,000	1,739,538
Prudential Financial, Inc.
3.935%, due 12/7/49	150,000	176,750
		3,453,558
Internet 0.3%
Alphabet, Inc.
3.375%, due 2/25/24	350,000	374,077
Amazon.com, Inc.
3.875%, due 8/22/37	935,000	1,104,011
		1,478,088
Machinery—Construction & Mining 0.1%
Caterpillar, Inc.
5.30%, due 9/15/35	310,000	412,321
Machinery-Diversified 0.0% ‡
Deere & Co.
3.90%, due 6/9/42	170,000	202,034
Media 1.8%
Charter Communications Operating LLC
4.908%, due 7/23/25	850,000	955,931
5.75%, due 4/1/48	800,000	1,010,634
Comcast Corp.
3.30%, due 4/1/27	725,000	793,870
3.40%, due 7/15/46	1,415,000	1,500,640
Discovery Communications LLC
3.95%, due 3/20/28	400,000	442,994
TWDC Enterprises 18 Corp.
2.35%, due 12/1/22	560,000	573,055
ViacomCBS, Inc.
4.95%, due 1/15/31	650,000	776,524
Walt Disney Co. (The)
3.00%, due 9/15/22	715,000	733,579
3.80%, due 3/22/30	650,000	738,755
6.40%, due 12/15/35	485,000	707,896
		8,233,878

	Principal Amount	Value
Corporate Bonds
Mining 0.3%
Barrick North America Finance LLC
5.70%, due 5/30/41	$ 125,000	$ 168,801
BHP Billiton Finance USA Ltd.
3.85%, due 9/30/23	480,000	513,049
Rio Tinto Finance USA Ltd.
3.75%, due 6/15/25	480,000	524,640
		1,206,490
Miscellaneous—Manufacturing 0.3%
3M Co.
4.00%, due 9/14/48	300,000	359,335
Eaton Corp.
4.00%, due 11/2/32	260,000	302,053
General Electric Co.
4.125%, due 10/9/42	94,000	107,665
Parker-Hannifin Corp.
3.50%, due 9/15/22	290,000	298,584
4.20%, due 11/21/34	90,000	103,598
		1,171,235
Multi-National 0.2%
International Bank for Reconstruction & Development
3.00%, due 9/27/23	900,000	947,448
Oil & Gas 1.0%
BP Capital Markets America, Inc.
1.749%, due 8/10/30	300,000	291,636
3.588%, due 4/14/27	300,000	331,242
Canadian Natural Resources Ltd.
6.25%, due 3/15/38	125,000	166,235
Chevron Corp.
3.191%, due 6/24/23	485,000	505,555
ConocoPhillips Co.
5.95%, due 3/15/46	340,000	501,211
Devon Energy Corp.
4.75%, due 5/15/42	260,000	296,729
EOG Resources, Inc.
3.90%, due 4/1/35	205,000	232,151
Exxon Mobil Corp.
4.114%, due 3/1/46	465,000	542,236
Hess Corp.
7.125%, due 3/15/33	125,000	169,039
Shell International Finance BV
2.375%, due 8/21/22	340,000	346,525
3.75%, due 9/12/46	310,000	352,791
TotalEnergies Capital International SA
2.829%, due 1/10/30	875,000	933,078
		4,668,428

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services 0.0% ‡
Halliburton Co.
3.80%, due 11/15/25	$ 28,000	$ 30,665
Pharmaceuticals 2.2%
AbbVie, Inc.
3.20%, due 11/6/22	490,000	502,765
3.75%, due 11/14/23	95,000	101,211
3.80%, due 3/15/25	175,000	190,024
4.70%, due 5/14/45	530,000	653,870
4.75%, due 3/15/45	100,000	124,876
Allergan Funding SCS
3.80%, due 3/15/25	50,000	53,350
4.75%, due 3/15/45	25,000	28,286
AstraZeneca plc
6.45%, due 9/15/37	490,000	726,032
Bristol-Myers Squibb Co.
2.75%, due 2/15/23	25,000	25,784
3.40%, due 7/26/29	1,480,000	1,640,330
3.55%, due 8/15/22	180,000	185,119
3.625%, due 5/15/24	560,000	600,120
Cigna Corp.
4.90%, due 12/15/48	175,000	223,751
CVS Health Corp.
1.875%, due 2/28/31	10,000	9,661
2.75%, due 12/1/22	380,000	388,258
4.25%, due 4/1/50	325,000	382,700
Eli Lilly and Co.
3.95%, due 3/15/49	300,000	363,290
GlaxoSmithKline Capital, Inc.
3.875%, due 5/15/28	305,000	345,266
Johnson & Johnson
3.55%, due 3/1/36	350,000	403,361
4.95%, due 5/15/33	300,000	389,214
Merck & Co., Inc.
3.70%, due 2/10/45	260,000	298,869
Mylan, Inc.
4.20%, due 11/29/23	75,000	79,921
5.20%, due 4/15/48	90,000	110,800
Novartis Capital Corp.
4.00%, due 11/20/45	310,000	374,203
Pfizer, Inc.
3.00%, due 6/15/23	180,000	188,016
3.20%, due 9/15/23	25,000	26,294
4.00%, due 12/15/36	1,165,000	1,383,622
		9,798,993

	Principal Amount	Value
Corporate Bonds
Pipelines 1.8%
Enbridge, Inc.
4.50%, due 6/10/44	$ 260,000	$ 302,790
Energy Transfer Operating LP
4.05%, due 3/15/25	2,655,000	2,864,033
Enterprise Products Operating LLC
3.70%, due 2/15/26	475,000	521,374
4.80%, due 2/1/49	400,000	489,677
Kinder Morgan Energy Partners LP
5.80%, due 3/15/35	305,000	391,818
Kinder Morgan, Inc.
4.30%, due 6/1/25	565,000	623,982
MPLX LP
4.125%, due 3/1/27	855,000	954,665
ONEOK, Inc.
3.10%, due 3/15/30	650,000	678,477
Phillips 66 Partners LP
4.68%, due 2/15/45	487,000	560,025
TransCanada PipeLines Ltd.
4.875%, due 1/15/26	310,000	354,655
4.875%, due 5/15/48	325,000	410,009
		8,151,505
Real Estate Investment Trusts 0.3%
American Tower Corp.
5.00%, due 2/15/24	170,000	186,777
AvalonBay Communities, Inc.
2.90%, due 10/15/26	205,000	219,755
Crown Castle International Corp.
1.05%, due 7/15/26	150,000	146,803
ERP Operating LP
3.25%, due 8/1/27	260,000	283,005
Realty Income Corp.
4.65%, due 3/15/47	150,000	193,324
Simon Property Group LP
4.25%, due 11/30/46	443,000	516,921
		1,546,585
Retail 1.2%
Home Depot, Inc. (The)
2.375%, due 3/15/51	850,000	767,379
Lowe's Cos., Inc.
4.05%, due 5/3/47	385,000	442,007
McDonald's Corp.
3.375%, due 5/26/25	1,485,000	1,597,939
Starbucks Corp.
2.55%, due 11/15/30	875,000	898,798
Target Corp.
2.35%, due 2/15/30	175,000	181,128

	Principal Amount	Value
Corporate Bonds
Retail
Target Corp.
3.50%, due 7/1/24	$ 300,000	$ 323,973
Walmart, Inc.
2.85%, due 7/8/24	250,000	265,062
3.30%, due 4/22/24	90,000	95,919
4.30%, due 4/22/44	625,000	797,912
		5,370,117
Semiconductors 0.7%
Applied Materials, Inc.
5.10%, due 10/1/35	260,000	340,043
Broadcom, Inc.
4.15%, due 11/15/30	650,000	720,182
Intel Corp.
3.70%, due 7/29/25	1,460,000	1,597,955
QUALCOMM, Inc.
4.65%, due 5/20/35	260,000	323,792
Texas Instruments, Inc.
2.625%, due 5/15/24	350,000	366,961
		3,348,933
Software 1.0%
Fiserv, Inc.
4.20%, due 10/1/28	625,000	711,420
Microsoft Corp.
2.40%, due 2/6/22	10,000	10,056
2.921%, due 3/17/52	455,000	470,378
3.30%, due 2/6/27	390,000	431,346
Oracle Corp.
2.95%, due 5/15/25	1,955,000	2,074,361
4.00%, due 7/15/46	205,000	217,172
5.375%, due 7/15/40	350,000	440,988
		4,355,721
Telecommunications 1.9%
AT&T, Inc.
2.55%, due 12/1/33	1,551,000	1,525,902
3.55%, due 9/15/55	1,131,000	1,115,329
3.60%, due 7/15/25	310,000	337,444
Cisco Systems, Inc.
2.95%, due 2/28/26	485,000	524,580
Deutsche Telekom International Finance BV
8.75%, due 6/15/30 (b)	260,000	387,631
Telefonica Emisiones SA
7.045%, due 6/20/36	350,000	505,116
T-Mobile US, Inc.
3.875%, due 4/15/30	650,000	717,705
Verizon Communications, Inc.
4.016%, due 12/3/29	565,000	640,207

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
5.50%, due 3/16/47	$ 975,000	$ 1,348,423
Vodafone Group plc
4.375%, due 5/30/28	1,330,000	1,527,482
		8,629,819
Transportation 1.0%
Burlington Northern Santa Fe LLC
3.25%, due 6/15/27	956,000	1,054,026
Canadian National Railway Co.
6.25%, due 8/1/34	260,000	364,051
CSX Corp.
3.35%, due 9/15/49	575,000	604,668
Norfolk Southern Corp.
3.942%, due 11/1/47	341,000	388,590
Union Pacific Corp.
2.75%, due 3/1/26	1,680,000	1,788,575
United Parcel Service, Inc.
3.40%, due 11/15/46	480,000	528,749
		4,728,659
Total Corporate Bonds (Cost $130,588,421)		134,361,136
Foreign Government Bonds 3.0%
Canada 0.4%
Province of Ontario Canada
2.50%, due 4/27/26	1,120,000	1,191,308
Province of Quebec Canada
2.50%, due 4/20/26	775,000	826,499
		2,017,807
Japan 0.1%
Japan Bank for International Cooperation
2.875%, due 6/1/27	576,000	624,818
Luxembourg 0.4%
European Investment Bank
2.25%, due 8/15/22	1,375,000	1,399,990
2.375%, due 5/24/27	520,000	554,995
		1,954,985
Mexico 0.9%
Mexico Government Bond
4.125%, due 1/21/26	3,830,000	4,278,493

	Principal Amount	Value
Foreign Government Bonds
Norway 0.1%
Equinor ASA
5.10%, due 8/17/40	$ 385,000	$ 509,939
Panama 0.2%
Panama Government Bond
3.75%, due 3/16/25	750,000	804,900
Peru 0.3%
Peruvian Government Bond
7.35%, due 7/21/25	1,045,000	1,262,694
Philippines 0.4%
Asian Development Bank
2.75%, due 3/17/23	900,000	932,995
Philippine Government Bond
5.00%, due 1/13/37	600,000	739,543
		1,672,538
Republic of Korea 0.2%
Korea Development Bank (The)
3.25%, due 2/19/24	650,000	691,450
Total Foreign Government Bonds (Cost $13,348,448)		13,817,624
Mortgage-Backed Securities 13.9%
Agency (Collateralized Mortgage Obligations) 12.3%
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K094, Class A2
2.903%, due 6/25/29	4,000,000	4,381,863
GNMA II, Single Family, 30 Year (c)
2.00%, due 10/15/51 TBA	5,450,000	5,528,557
2.50%, due 10/15/51 TBA	5,300,000	5,471,215
UMBS, Single Family, 15 Year (c)
1.50%, due 10/25/36 TBA	3,500,000	3,534,590
2.00%, due 10/25/36 TBA	2,950,000	3,038,154
UMBS, Single Family, 30 Year (c)
2.00%, due 10/25/51 TBA	21,550,000	21,608,084
2.50%, due 10/25/51 TBA	11,750,000	12,114,892
		55,677,355
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
BANK
Series 2018-BN14, Class A3
3.966%, due 9/15/60	800,000	892,818

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Benchmark Mortgage Trust
Series 2018-B1, Class A2
3.571%, due 1/15/51	$ 100,000	$ 102,478
Series 2018-B1, Class A5
3.666%, due 1/15/51 (d)	800,000	887,955
Series 2018-B6, Class A3
3.995%, due 10/10/51	900,000	1,012,425
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class A3
3.217%, due 11/10/49 (d)	300,000	321,357
Series 2017-C8, Class A3
3.305%, due 6/15/50	200,000	211,043
Citigroup Commercial Mortgage Trust
Series 2017-P8, Class A4
3.465%, due 9/15/50	300,000	328,323
Series 2015-GC35, Class A4
3.818%, due 11/10/48	300,000	328,760
CSAIL Commercial Mortgage Trust
Series 2017-CX9, Class A5
3.446%, due 9/15/50	300,000	325,266
GS Mortgage Securities Trust
Series 2016-GS3, Class A4
2.85%, due 10/10/49	300,000	318,221
Series 2014-GC22, Class A5
3.862%, due 6/10/47	300,000	321,845
Series 2018-GS9, Class A4
3.992%, due 3/10/51 (d)	800,000	901,157
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4
2.918%, due 2/15/46	300,000	306,704
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4
3.914%, due 7/15/51	500,000	553,129
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class A4
3.789%, due 9/15/48	296,023	317,324
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class A3
3.001%, due 8/15/45	200,000	202,301
		7,331,106
Total Mortgage-Backed Securities (Cost $62,909,341)		63,008,461
U.S. Government & Federal Agencies 52.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 5.4%
FFCB
0.68%, due 1/13/27	1,125,000	1,106,044

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLB
3.25%, due 11/16/28	$ 2,200,000	$ 2,481,098
FHLMC
2.375%, due 1/13/22	500,000	503,270
FHLMC Gold Pools, 15 Year
2.50%, due 10/1/31	51,304	54,107
2.50%, due 2/1/32	207,188	216,900
2.50%, due 2/1/33	200,051	209,183
2.50%, due 4/1/33	278,118	290,382
2.50%, due 6/1/33	39,486	41,211
2.50%, due 7/1/33	94,802	99,213
3.00%, due 9/1/27	114,377	120,652
3.00%, due 4/1/32	127,717	135,025
3.00%, due 6/1/32	33,740	35,684
3.00%, due 9/1/32	16,368	17,304
3.00%, due 10/1/32	72,511	76,655
3.00%, due 5/1/33	93,854	99,131
3.00%, due 9/1/33	77,480	81,765
3.50%, due 12/1/25	22,550	24,070
3.50%, due 5/1/33	80,252	85,933
3.50%, due 9/1/33	23,114	24,714
FHLMC Gold Pools, 20 Year
3.00%, due 9/1/36	105,338	112,848
3.00%, due 11/1/37	58,215	61,587
3.00%, due 12/1/37	101,539	107,168
3.50%, due 2/1/37	97,828	105,392
3.50%, due 1/1/38	103,162	109,920
4.50%, due 5/1/38	64,102	70,331
5.50%, due 1/1/29	30,520	34,053
FHLMC Gold Pools, 30 Year
3.00%, due 9/1/46	471,550	498,282
3.00%, due 12/1/46	31,834	33,572
3.00%, due 2/1/47	39,853	42,465
3.00%, due 3/1/47	177,952	188,255
3.00%, due 4/1/47	52,945	55,833
3.00%, due 1/1/48	337,163	354,182
3.00%, due 2/1/48	200,080	209,911
3.00%, due 3/1/48	184,277	193,350
3.00%, due 4/1/48	492,201	526,208
3.00%, due 6/1/48	313,745	329,285
3.50%, due 6/1/43	132,662	144,517
3.50%, due 9/1/44	111,859	121,947
3.50%, due 8/1/45	177,349	190,660
3.50%, due 8/1/46	248,505	267,616
3.50%, due 8/1/47	23,176	24,642
3.50%, due 9/1/47	56,469	59,817
3.50%, due 11/1/47	121,845	129,640
3.50%, due 12/1/47	261,242	278,169

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/48	$ 25,893	$ 27,537
3.50%, due 3/1/48	351,253	373,533
3.50%, due 5/1/48	113,865	120,845
3.50%, due 6/1/48	203,613	215,863
3.50%, due 8/1/48	127,573	135,185
3.50%, due 9/1/48	155,937	165,300
3.50%, due 11/1/48	55,220	58,431
3.50%, due 12/1/48	146,992	155,876
4.00%, due 4/1/46	220,183	239,942
4.00%, due 5/1/46	69,612	75,705
4.00%, due 4/1/47	51,514	55,618
4.00%, due 6/1/47	130,423	140,934
4.00%, due 8/1/47	269,409	291,363
4.00%, due 10/1/47	61,927	66,460
4.00%, due 12/1/47	163,097	175,733
4.00%, due 1/1/48	51,972	56,077
4.00%, due 5/1/48	71,753	77,211
4.00%, due 9/1/48	271,086	290,205
4.00%, due 12/1/48	147,913	158,375
4.50%, due 9/1/46	14,228	15,559
4.50%, due 9/1/46	34,899	38,369
4.50%, due 10/1/46	112,259	122,842
4.50%, due 2/1/47	22,925	25,028
4.50%, due 11/1/47	28,739	31,320
4.50%, due 2/1/48	54,673	59,483
4.50%, due 4/1/48	67,708	73,572
4.50%, due 6/1/48	39,832	43,222
4.50%, due 7/1/48	147,905	160,265
4.50%, due 8/1/48	144,167	156,021
5.00%, due 9/1/38	45,471	51,979
5.00%, due 11/1/41	68,260	77,543
5.00%, due 3/1/47	135,872	151,252
5.00%, due 9/1/48	283,636	313,985
5.00%, due 1/1/49	91,437	100,844
5.50%, due 7/1/38	73,240	85,480
FNMA
0.65%, due 12/10/25	2,000,000	1,984,105
1.375%, due 9/6/22	725,000	733,736
1.875%, due 4/5/22	300,000	302,758
UMBS, 15 Year
2.50%, due 9/1/34	502,938	524,677
2.50%, due 10/1/34	516,753	539,133
2.50%, due 3/1/35	1,040,081	1,085,425
UMBS, 30 Year
2.50%, due 5/1/50	2,552,328	2,650,813

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.50%, due 12/1/47	$ 1,937,777	$ 2,058,773
4.50%, due 1/1/49	193,043	208,533
		24,426,901
Federal National Mortgage Association (Mortgage Pass-Through Securities) 7.2%
UMBS, 10 Year
3.00%, due 4/1/25	31,329	32,926
3.50%, due 3/1/22	3,931	4,191
UMBS, 15 Year
2.50%, due 10/1/27	124,692	130,449
2.50%, due 4/1/30	107,321	112,226
2.50%, due 10/1/31	157,913	165,102
2.50%, due 2/1/32	165,265	172,970
2.50%, due 2/1/32	172,774	180,806
2.50%, due 8/1/32	399,212	420,794
2.50%, due 3/1/33	230,678	244,035
2.50%, due 6/1/33	146,532	153,152
3.00%, due 11/1/31	120,691	127,650
3.00%, due 1/1/32	128,961	136,197
3.00%, due 6/1/32	91,188	96,346
3.00%, due 1/1/33	126,403	133,500
3.00%, due 2/1/33	175,535	187,390
3.00%, due 4/1/33	172,830	182,587
3.00%, due 5/1/33	245,367	259,438
3.00%, due 9/1/33	29,566	31,187
3.00%, due 9/1/34	751,947	793,356
3.50%, due 5/1/26	26,090	27,855
3.50%, due 11/1/31	31,672	33,761
3.50%, due 5/1/33	75,797	81,143
3.50%, due 6/1/33	98,001	104,852
3.50%, due 7/1/33	48,061	51,412
3.50%, due 9/1/33	51,370	54,954
4.00%, due 5/1/24	35,849	37,965
4.00%, due 11/1/29	98,525	104,416
UMBS, 20 Year
3.00%, due 2/1/37	149,191	159,567
3.00%, due 1/1/38	302,629	319,284
4.00%, due 2/1/37	29,321	32,086
4.00%, due 8/1/38	185,611	199,800
5.00%, due 8/1/31	85,912	94,640
5.50%, due 8/1/27	43,687	48,764
UMBS, 30 Year
2.00%, due 8/1/50	1,924,892	1,931,518
2.00%, due 9/1/50	2,541,171	2,549,918
2.50%, due 4/1/46	29,935	31,005
2.50%, due 10/1/46	130,350	135,160
3.00%, due 9/1/42	620,619	659,980

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 3/1/43	$ 1,787,772	$ 1,902,416
3.00%, due 12/1/43	687,582	732,666
3.00%, due 10/1/44	463,665	494,396
3.00%, due 10/1/46	75,376	79,332
3.00%, due 12/1/46	785,922	833,789
3.00%, due 2/1/47	125,611	132,695
3.00%, due 8/1/47	635,988	683,751
3.00%, due 10/1/47	540,087	579,620
3.00%, due 11/1/47	86,632	91,111
3.00%, due 6/1/48	71,684	75,225
3.00%, due 9/1/49	819,276	857,237
3.00%, due 10/1/50	3,186,533	3,389,741
3.50%, due 5/1/45	549,665	601,290
3.50%, due 9/1/45	45,793	49,084
3.50%, due 12/1/45	123,368	132,587
3.50%, due 12/1/45	266,322	289,031
3.50%, due 1/1/46	192,011	210,040
3.50%, due 1/1/46	160,367	172,819
3.50%, due 4/1/46	73,874	79,549
3.50%, due 9/1/46	348,872	379,690
3.50%, due 10/1/46	152,669	163,069
3.50%, due 10/1/46	63,208	67,251
3.50%, due 1/1/47	126,060	134,992
3.50%, due 7/1/47	26,227	27,900
3.50%, due 7/1/47	147,049	159,573
3.50%, due 10/1/47	97,055	103,308
3.50%, due 11/1/47	301,997	321,429
3.50%, due 11/1/47	136,351	145,328
3.50%, due 11/1/47	366,677	390,314
3.50%, due 12/1/47	26,159	27,856
3.50%, due 8/1/48	177,203	187,567
3.50%, due 9/1/48	218,788	232,001
3.50%, due 2/1/49	422,101	446,324
3.50%, due 6/1/49	869,355	919,504
4.00%, due 8/1/44	164,022	181,309
4.00%, due 2/1/45	143,661	157,351
4.00%, due 9/1/45	25,339	27,681
4.00%, due 5/1/46	110,900	120,892
4.00%, due 9/1/46	48,253	52,669
4.00%, due 9/1/46	56,175	60,789
4.00%, due 2/1/47	23,458	25,513
4.00%, due 4/1/47	10,729	11,612
4.00%, due 5/1/47	79,162	85,691
4.00%, due 5/1/47	62,968	68,017
4.00%, due 6/1/47	242,815	261,616
4.00%, due 10/1/47	26,208	28,299
4.00%, due 11/1/47	26,689	28,788

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.00%, due 12/1/47	$ 69,869	$ 75,017
4.00%, due 1/1/48	146,051	157,235
4.00%, due 1/1/48	28,249	30,551
4.00%, due 1/1/48	166,457	178,789
4.00%, due 2/1/48	80,369	86,384
4.00%, due 6/1/48	282,976	303,587
4.00%, due 7/1/48	191,647	205,495
4.00%, due 7/1/48	80,874	86,657
4.00%, due 7/1/48	303,842	325,703
4.00%, due 8/1/48	50,620	54,192
4.00%, due 9/1/48	196,554	210,728
4.00%, due 9/1/48	48,721	52,207
4.00%, due 10/1/48	34,884	37,374
4.00%, due 11/1/48	93,543	100,211
4.00%, due 1/1/49	70,520	75,558
4.00%, due 9/1/49	1,294,704	1,386,480
4.50%, due 7/1/46	28,136	30,790
4.50%, due 12/1/46	36,262	39,848
4.50%, due 4/1/47	314,757	345,095
4.50%, due 5/1/47	11,439	12,484
4.50%, due 7/1/47	166,174	179,757
4.50%, due 7/1/47	49,767	54,314
4.50%, due 8/1/47	6,366	6,928
4.50%, due 2/1/48	187,678	203,591
4.50%, due 4/1/48	36,304	39,434
4.50%, due 4/1/48	17,366	18,886
4.50%, due 4/1/48	43,126	46,879
4.50%, due 5/1/48	120,159	130,355
4.50%, due 6/1/48	66,548	71,899
4.50%, due 8/1/48	123,464	133,483
4.50%, due 10/1/48	44,027	47,698
4.50%, due 9/1/49	620,342	671,536
5.00%, due 6/1/39	107,738	122,980
5.00%, due 6/1/40	24,838	28,412
5.00%, due 7/1/47	64,493	71,251
5.00%, due 1/1/48	108,599	119,926
5.00%, due 4/1/48	27,967	30,850
5.00%, due 5/1/48	68,008	74,733
5.00%, due 9/1/48	78,100	86,496
5.50%, due 6/1/36	54,756	62,602
5.50%, due 5/1/44	72,578	84,052
5.50%, due 9/1/48	209,606	234,476
		32,740,017
Government National Mortgage Association (Mortgage Pass-Through Securities) 3.3%
GNMA I, 30 Year
3.00%, due 6/15/45	21,197	22,356

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA I, 30 Year
3.00%, due 10/15/45	$ 9,179	$ 9,587
3.00%, due 5/15/48	62,799	65,923
3.50%, due 3/15/45	11,867	12,692
3.50%, due 4/15/45	23,530	25,098
3.50%, due 5/15/48	37,078	39,034
4.00%, due 8/15/46	50,431	55,106
4.00%, due 11/15/47	57,189	61,717
4.00%, due 7/15/49	109,433	117,757
4.50%, due 8/15/46	51,108	57,169
4.50%, due 2/15/47	7,895	8,898
4.50%, due 4/15/47	42,537	47,364
4.50%, due 8/15/47	189,993	215,448
4.50%, due 8/15/47	182,897	203,650
5.00%, due 4/15/47	34,770	39,686
5.00%, due 12/15/47	33,428	37,811
GNMA II, 30 Year
2.50%, due 4/20/47	47,306	49,016
3.00%, due 11/20/45	375,595	395,803
3.00%, due 8/20/46	131,810	138,830
3.00%, due 9/20/46	71,332	75,088
3.00%, due 10/20/46	446,417	469,921
3.00%, due 1/20/47	509,894	536,559
3.00%, due 5/20/47	87,771	92,266
3.00%, due 12/20/47	271,718	285,402
3.00%, due 2/20/48	301,655	316,051
3.00%, due 3/20/48	356,781	373,499
3.00%, due 2/20/50	2,615,565	2,735,980
3.50%, due 11/20/42	168,435	179,503
3.50%, due 9/20/44	211,969	227,330
3.50%, due 7/20/45	529,622	566,921
3.50%, due 11/20/45	241,347	257,835
3.50%, due 7/20/46	26,090	27,694
3.50%, due 10/20/46	27,721	29,499
3.50%, due 11/20/46	339,636	360,571
3.50%, due 1/20/47	380,290	404,003
3.50%, due 5/20/47	277,937	294,387
3.50%, due 9/20/47	287,962	305,283
3.50%, due 10/20/47	513,637	547,143
3.50%, due 12/20/47	256,005	271,425
3.50%, due 7/20/48	138,170	145,969
3.50%, due 9/20/48	146,593	154,907
3.50%, due 10/20/48	148,120	156,562
3.50%, due 4/20/49	784,951	826,050
3.50%, due 7/20/49	903,455	950,559
4.00%, due 12/20/46	23,450	25,121
4.00%, due 1/20/47	181,049	193,970
4.00%, due 2/20/47	44,033	47,178

	Principal Amount	Value
U.S. Government & Federal Agencies
Government National Mortgage Association (Mortgage Pass-Through Securities)
GNMA II, 30 Year
4.00%, due 3/20/47	$ 32,489	$ 34,808
4.00%, due 4/20/47	72,451	77,692
4.00%, due 5/20/47	59,364	63,599
4.00%, due 7/20/47	24,010	25,721
4.00%, due 11/20/47	295,995	317,078
4.00%, due 12/20/47	64,406	68,991
4.00%, due 4/20/48	229,958	246,335
4.00%, due 5/20/48	100,683	107,615
4.00%, due 6/20/48	41,483	44,184
4.00%, due 8/20/48	281,079	299,451
4.00%, due 9/20/48	148,150	158,059
4.00%, due 3/20/49	39,066	41,633
4.50%, due 8/20/46	78,686	87,381
4.50%, due 4/20/47	67,717	73,395
4.50%, due 11/20/47	62,880	67,911
4.50%, due 1/20/48	153,050	165,194
4.50%, due 3/20/48	62,556	67,275
4.50%, due 5/20/48	53,931	57,563
4.50%, due 6/20/48	89,642	96,243
4.50%, due 8/20/48	170,857	183,034
5.00%, due 8/20/45	90,654	102,143
5.00%, due 11/20/46	57,036	65,039
5.00%, due 11/20/47	60,197	65,891
5.00%, due 3/20/48	39,038	42,960
5.00%, due 6/20/48	82,415	89,015
		15,107,831
United States Treasury Bonds 5.0%
U.S. Treasury Bonds
1.25%, due 5/15/50	175,000	143,165
1.375%, due 8/15/50	150,000	126,574
1.625%, due 11/15/50	5,690,000	5,111,887
2.25%, due 8/15/49	475,000	492,367
2.375%, due 11/15/49	185,000	196,902
2.75%, due 8/15/47	235,000	266,734
2.75%, due 11/15/47	300,000	340,852
2.875%, due 11/15/46	140,000	162,165
2.875%, due 5/15/49	800,000	935,875
3.00%, due 2/15/47	815,000	965,711
3.00%, due 5/15/47	575,000	682,116
3.00%, due 2/15/48	1,950,000	2,318,672
3.00%, due 8/15/48	1,290,000	1,537,015
3.00%, due 2/15/49	845,000	1,010,105
3.125%, due 5/15/48	2,900,000	3,528,485
3.375%, due 11/15/48	550,000	700,649
3.625%, due 2/15/44	150,000	193,084

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds
U.S. Treasury Bonds
4.50%, due 2/15/36	$ 1,900,000	$ 2,596,246
4.625%, due 2/15/40	750,000	1,072,002
		22,380,606
United States Treasury Notes 31.4%
U.S. Treasury Notes
0.125%, due 2/28/23	1,000,000	999,258
0.125%, due 4/30/23	2,000,000	1,997,344
0.125%, due 5/15/23	9,500,000	9,486,270
0.125%, due 5/31/23	1,500,000	1,497,598
0.125%, due 6/30/23	800,000	798,625
0.125%, due 7/15/23	6,300,000	6,286,957
0.125%, due 7/31/23	700,000	698,496
0.125%, due 8/15/23	4,000,000	3,990,000
0.125%, due 8/31/23	3,500,000	3,490,703
0.125%, due 9/15/23	2,250,000	2,243,145
0.125%, due 10/15/23	3,000,000	2,989,219
0.125%, due 12/15/23	1,500,000	1,492,969
0.125%, due 1/15/24	700,000	696,254
0.125%, due 2/15/24	400,000	397,703
0.25%, due 4/15/23	850,000	850,631
0.25%, due 6/15/23	5,450,000	5,451,277
0.25%, due 9/30/23	5,000,000	4,996,094
0.25%, due 11/15/23	3,000,000	2,995,781
0.25%, due 3/15/24	1,400,000	1,395,133
0.25%, due 5/15/24	1,300,000	1,293,754
0.25%, due 6/15/24	300,000	298,336
0.25%, due 5/31/25	1,850,000	1,818,781
0.25%, due 6/30/25	700,000	687,531
0.25%, due 8/31/25	950,000	930,592
0.375%, due 4/15/24	1,000,000	998,867
0.375%, due 7/15/24	400,000	398,906
0.375%, due 8/15/24	3,500,000	3,487,422
0.375%, due 9/15/24	6,000,000	5,974,219
0.375%, due 4/30/25	2,025,000	2,002,535
0.375%, due 7/31/27	975,000	933,105
0.50%, due 4/30/27	500,000	483,789
0.50%, due 5/31/27	1,050,000	1,014,357
0.50%, due 6/30/27	1,150,000	1,110,109
0.50%, due 8/31/27	2,500,000	2,406,250
0.625%, due 7/31/26	1,500,000	1,475,977
0.625%, due 12/31/27	450,000	434,145
0.625%, due 5/15/30	175,000	163,338
0.625%, due 8/15/30	250,000	232,568
0.75%, due 8/31/26	1,000,000	989,297
0.875%, due 9/30/26	2,000,000	1,989,219
0.875%, due 11/15/30	200,000	189,797

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
1.00%, due 7/31/28	$ 525,000	$ 514,828
1.125%, due 2/29/28	400,000	397,484
1.125%, due 8/31/28	1,330,000	1,314,206
1.125%, due 2/15/31	250,000	242,148
1.25%, due 3/31/28	200,000	200,008
1.25%, due 4/30/28	475,000	474,666
1.25%, due 5/31/28	3,900,000	3,894,363
1.25%, due 6/30/28	1,200,000	1,197,469
1.25%, due 9/30/28	2,000,000	1,991,562
1.25%, due 8/15/31	2,500,000	2,439,453
1.50%, due 10/31/24	3,100,000	3,191,062
1.625%, due 8/15/29	1,050,000	1,069,441
1.625%, due 5/15/31	1,275,000	1,289,941
1.75%, due 6/30/24	2,875,000	2,976,299
1.75%, due 7/31/24	2,100,000	2,175,387
1.875%, due 8/31/24	650,000	675,873
2.00%, due 4/30/24	4,035,000	4,198,449
2.00%, due 5/31/24	1,400,000	1,457,531
2.125%, due 7/31/24	150,000	156,938
2.375%, due 5/15/29	825,000	885,586
2.50%, due 3/31/23	100,000	103,457
2.625%, due 6/30/23	1,900,000	1,979,117
2.625%, due 12/31/23	150,000	157,635
2.75%, due 4/30/23	5,425,000	5,642,848
2.75%, due 5/31/23	1,700,000	1,771,387
2.75%, due 7/31/23	4,675,000	4,888,114
2.75%, due 8/31/23	8,300,000	8,692,629
2.75%, due 6/30/25	275,000	295,539
2.875%, due 9/30/23	2,875,000	3,022,456
2.875%, due 10/31/23	2,300,000	2,422,367
2.875%, due 11/30/23	600,000	632,930
2.875%, due 5/31/25	300,000	323,520
		142,741,044
Total U.S. Government & Federal Agencies (Cost $231,470,110)		237,396,399
Total Long-Term Bonds (Cost $438,472,647)		448,740,663

	Shares	Value
Short-Term Investment 8.5%
Unaffiliated Investment Company 8.5%
J.P. Morgan U.S. Government Money Market Fund, 0.026% (d)(e)	38,644,241	$ 38,644,241
Total Short-Term Investment (Cost $38,644,241)		38,644,241
Total Investments (Cost $477,116,888)	107.3%	487,384,904
Other Assets, Less Liabilities	(7.3)	(33,010,946)
Net Assets	100.0%	$ 454,373,958

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(b)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(c)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2021, the total net market value was $51,295,492, which represented 11.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(e)	Current yield as of September 30, 2021.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	52	December 2021	$ 6,411,994	$ 6,382,594	$ (29,400)
U.S. Treasury 10 Year Notes	44	December 2021	5,836,384	5,790,813	(45,572)
U.S. Treasury 10 Year Ultra Bonds	61	December 2021	8,984,905	8,860,250	(124,655)
U.S. Treasury Long Bonds	131	December 2021	21,310,126	20,857,656	(452,470)
U.S. Treasury Ultra Bonds	27	December 2021	5,295,038	5,158,687	(136,350)
Total Long Contracts					(788,447)
Short Contracts
U.S. Treasury 2 Year Notes	(162)	December 2021	(35,668,501)	(35,648,859)	19,642
Net Unrealized Depreciation					$ (768,805)

1.	As of September 30, 2021, cash in the amount of $835,910 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Abbreviation(s):
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 157,043	$ —	$ 157,043
Corporate Bonds	—	134,361,136	—	134,361,136
Foreign Government Bonds	—	13,817,624	—	13,817,624
Mortgage-Backed Securities	—	63,008,461	—	63,008,461
U.S. Government & Federal Agencies	—	237,396,399	—	237,396,399
Total Long-Term Bonds	—	448,740,663	—	448,740,663
Short-Term Investment
Unaffiliated Investment Company	38,644,241	—	—	38,644,241
Total Investments in Securities	38,644,241	448,740,663	—	487,384,904
Other Financial Instruments
Futures Contracts (b)	19,642	—	—	19,642
Total Investments in Securities and Other Financial Instruments	$ 38,663,883	$ 448,740,663	$ —	$ 487,404,546
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (788,447)	$ —	$ —	$ (788,447)
Total Investments in Securities and Other Financial Instruments	$ (788,447)	$ —	$ —	$ (788,447)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP IQ Hedge Multi-Strategy Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Exchange-Traded Funds 91.3%
Bonds 69.2%
Affiliated Investment Company 14.0%
IQ Ultra Short Duration ETF	1,070,429	$ 52,964,827
Bank Loan Funds 10.5%
Invesco Senior Loan ETF (a)	831,485	18,384,133
SPDR Blackstone Senior Loan ETF	465,768	21,434,644
		39,818,777
Convertible Bond Funds 9.4%
iShares Convertible Bond ETF	74,864	7,466,935
SPDR Bloomberg Barclays Convertible Securities ETF	331,048	28,254,947
		35,721,882
Emerging Bonds—Local Currency Funds 1.9%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	77,231	1,953,944
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (a)	176,329	5,284,580
		7,238,524
Emerging Bonds—USD Funds 1.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	45,018	4,954,681
Vanguard Emerging Markets Government Bond ETF	9,280	726,624
		5,681,305
Floating Rate—Investment Grade Funds 2.1%
iShares Floating Rate Bond ETF (a)	113,575	5,774,153
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	70,366	2,157,422
		7,931,575
High Yield Corporate Bond Funds 1.5%
iShares 0-5 Year High Yield Corporate Bond ETF (a)	6,393	292,160
iShares iBoxx High Yield Corporate Bond ETF (a)	33,607	2,940,276
SPDR Bloomberg Barclays High Yield Bond ETF (a)	12,551	1,372,577
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	9,594	262,780
Xtrackers USD High Yield Corporate Bond ETF (a)	24,370	976,750
		5,844,543
International Bond Fund 1.9%
SPDR Bloomberg Barclays International Treasury Bond ETF (a)	245,676	7,058,271
Investment Grade Corporate Bond Funds 19.6%
iShares Broad USD Investment Grade Corporate Bond ETF	2,294	137,869
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,404	984,954
SPDR Portfolio Short Term Corporate Bond ETF	365,355	11,417,344
Vanguard Intermediate-Term Corporate Bond ETF (a)	11,456	1,081,561
Vanguard Short-Term Corporate Bond ETF (a)	737,776	60,800,120
		74,421,848
Mortgage-Backed Security Funds 0.5%
iShares MBS ETF (a)	9,171	991,752

	Shares	Value
Bonds
Mortgage-Backed Security Funds
SPDR Portfolio Mortgage Backed Bond ETF	6,355	$ 163,451
Vanguard Mortgage-Backed Securities ETF	11,215	597,647
		1,752,850
Municipal Bond Fund 0.1%
VanEck Vectors High Yield Muni ETF (a)	7,175	448,294
U.S. Medium Term Treasury Bond Funds 6.1%
iShares 3-7 Year Treasury Bond ETF	84,273	10,969,816
Schwab Intermediate-Term U.S. Treasury ETF	71,573	4,058,905
Vanguard Intermediate-Term Treasury ETF	118,919	8,032,979
		23,061,700
U.S. Ultra Short Term Bond Fund 0.1%
Invesco Treasury Collateral ETF	3,215	339,697
Total Bonds (Cost $260,807,522)		262,284,093
Equities 22.1%
BRIC Equity Funds 2.6%
iShares MSCI China ETF (a)	111,735	7,545,465
SPDR S&P China ETF	19,925	2,200,716
		9,746,181
Emerging Equity Funds 2.5%
iShares Core MSCI Emerging Markets ETF	75,893	4,687,152
Vanguard FTSE Emerging Markets ETF (a)	94,464	4,724,144
		9,411,296
Emerging Small Cap Equity Fund 1.9%
SPDR S&P Emerging Markets SmallCap ETF	122,769	7,200,402
Europe Equity Funds 5.2%
iShares Core MSCI Europe ETF	70,764	3,967,030
Vanguard FTSE Europe ETF	239,418	15,708,215
		19,675,245
International Equity Core Funds 0.5%
iShares Core MSCI EAFE ETF	11,983	889,738
Vanguard FTSE Developed Markets ETF	18,286	923,260
		1,812,998
International Large Cap Growth Fund 0.5%
iShares MSCI EAFE Growth ETF (a)	17,985	1,914,863
International Small Cap Equity Funds 2.0%
Schwab International Small-Cap Equity ETF	51,238	2,127,402

	Shares	Value
Equities
International Small Cap Equity Funds
Vanguard FTSE All World ex-US Small-Cap ETF (a)	41,542	$ 5,553,750
		7,681,152
Japan Equity Fund 0.1%
iShares MSCI Japan ETF	4,186	294,067
U.S. Large Cap Core Funds 1.5%
Energy Select Sector SPDR Fund	26,605	1,385,854
Financial Select Sector SPDR Fund	66,541	2,497,284
Health Care Select Sector SPDR Fund	1,177	149,832
Technology Select Sector SPDR Fund	2,523	376,734
Vanguard Energy ETF (a)	4,130	305,207
Vanguard Financials ETF	6,835	633,263
Vanguard Health Care ETF (a)	699	172,765
Vanguard Information Technology ETF (a)	247	99,119
		5,620,058
U.S. Large Cap Growth Funds 1.1%
Schwab U.S. Large-Cap Growth ETF	3,858	571,331
Vanguard Growth ETF	10,250	2,974,242
Vanguard Mega Cap Growth ETF (a)	1,866	438,137
Vanguard Russell 1000 Growth ETF (a)	3,636	256,229
		4,239,939
U.S. Preferred Funds 1.7%
Invesco Preferred ETF (a)	117,679	1,768,715
iShares Preferred & Income Securities ETF (a)	122,473	4,753,177
		6,521,892
U.S. Small Cap Growth Funds 2.5%
iShares Russell 2000 Growth ETF (a)	11,314	3,321,677
iShares S&P Small-Cap 600 Growth ETF	13,539	1,760,611
Vanguard Small-Cap Growth ETF (a)	16,204	4,539,713
		9,622,001
Total Equities (Cost $83,423,525)		83,740,094
Total Exchange-Traded Funds (Cost $344,231,047)		346,024,187
Exchange-Traded Note 0.3%
Volatility 0.3%
Volatility 0.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN (a)(b)	36,041	1,003,021
Total Volatility (Cost $1,137,591)		1,003,021
Total Exchange-Traded Note (Cost $1,137,591)		1,003,021

	Shares	Value
Exchange-Traded Vehicles 7.7%
Commodities 4.8%
Broad Funds 0.2%
FlexShares Global Upstream Natural Resources Index Fund (a)	16,902	$ 618,613
SPDR S&P Global Natural Resources ETF	4,998	256,648
		875,261
Gold Funds 2.7%
Aberdeen Standard Physical Gold Shares ETF (a)(b)	39,270	661,700
Graniteshares Gold Trust (a)(b)	16,893	294,614
iShares Gold Trust (b)	237,864	7,947,036
SPDR Gold MiniShares Trust (b)	71,805	1,253,715
		10,157,065
Silver Funds 1.9%
Aberdeen Standard Physical Silver Shares ETF (b)	23,287	497,643
iShares Silver Trust (b)	322,752	6,622,871
		7,120,514
Total Commodities (Cost $19,485,674)		18,152,840
Currency 2.9%
U.S. Dollar Fund 2.9%
Invesco DB US Dollar Index Bullish Fund (a)	437,703	11,078,263
Total Currency (Cost $10,800,746)		11,078,263
Total Exchange-Traded Vehicles (Cost $30,286,420)		29,231,103

Short-Term Investments 14.8%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 0.01%, (c)	2,639,490	2,639,490
Unaffiliated Investment Companies 14.1%
BlackRock Liquidity FedFund, 0.03%, (c)(d)	45,000,000	45,000,000
Wells Fargo Government Money Market Fund, 0.03%, (c)(d)	8,405,644	8,405,644
Total Unaffiliated Investment Companies (Cost $53,405,644)		53,405,644
Total Short-Term Investments (Cost $56,045,134)		56,045,134
Total Investments (Cost $431,700,192)	114.1%	432,303,445
Other Assets, Less Liabilities	(14.1)	(53,366,441)
Net Assets	100.0%	$ 378,937,004

†	Percentages indicated are based on Portfolio net assets.
(a)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $64,432,039; the total market value of collateral held by the Portfolio was $65,831,955. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $12,426,311. The Portfolio received cash collateral with a value of $53,405,644.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Aberdeen Standard Physical Gold Shares ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	17	$ —
Bank of America Merrill Lynch	Aberdeen Standard Physical Gold Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	17	—
Morgan Stanley & Co.	Aberdeen Standard Physical Silver Shares ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	13	—
Bank of America Merrill Lynch	Aberdeen Standard Physical Silver Shares ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	13	—
Morgan Stanley & Co.	Consumer Discretionary Select Sector SPDR Fund	Federal Fund Rate minus 0.05%	9/14/22	Monthly	(386)	—
Bank of America Merrill Lynch	Consumer Discretionary Select Sector SPDR Fund	Federal Funds Composite Interest Rate	3/2/23	Overnight	(386)	—
Morgan Stanley & Co.	Energy Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	36	—
Bank of America Merrill Lynch	Energy Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	36	—
Morgan Stanley & Co.	Fidelity MSCI Real Estate Index ETF	Federal Fund Rate minus 30.58%	9/14/22	Monthly	(36)	—
Bank of America Merrill Lynch	Fidelity MSCI Real Estate Index ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(36)	—
Morgan Stanley & Co.	Financial Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	65	—
Bank of America Merrill Lynch	Financial Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	65	—
Morgan Stanley & Co.	FlexShares Global Upstream Natural Resources Index Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	16	—
Bank of America Merrill Lynch	FlexShares Global Upstream Natural Resources Index Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	16	—
Morgan Stanley & Co.	Graniteshares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	8	—
Bank of America Merrill Lynch	Graniteshares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	8	—
Morgan Stanley & Co.	Health Care Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	4	—
Bank of America Merrill Lynch	Health Care Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	4	—
Morgan Stanley & Co.	Invesco DB US Dollar Index Bullish Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	289	—
Bank of America Merrill Lynch	Invesco DB US Dollar Index Bullish Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	289	—
Morgan Stanley & Co.	Invesco KBW Bank ETF	Federal Fund Rate minus 3.28%	9/14/22	Monthly	(48)	—
Bank of America Merrill Lynch	Invesco KBW Bank ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(48)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Invesco Preferred ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	46	$ —
Bank of America Merrill Lynch	Invesco Preferred ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	46	—
Morgan Stanley & Co.	Invesco Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	480	—
Bank of America Merrill Lynch	Invesco Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	480	—
Morgan Stanley & Co.	Invesco Treasury Collateral ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	9	—
Bank of America Merrill Lynch	Invesco Treasury Collateral ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	9	—
Morgan Stanley & Co.	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Fund Rate plus 0.50%	9/14/22	Monthly	26	—
Bank of America Merrill Lynch	iPath Series B S&P 500 VIX Short-Term Futures ETN	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	26	—
Morgan Stanley & Co.	IQ Ultra Short Duration ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,383	—
Bank of America Merrill Lynch	IQ Ultra Short Duration ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,383	—
Morgan Stanley & Co.	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	8	—
Bank of America Merrill Lynch	iShares 0-5 Year High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	8	—
Morgan Stanley & Co.	iShares 20+ Year Treasury Bond ETF	Federal Fund Rate minus 0.83%	9/14/22	Monthly	(1,339)	—
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,339)	—
Morgan Stanley & Co.	iShares 3-7 Year Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	287	—
Bank of America Merrill Lynch	iShares 3-7 Year Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	287	—
Morgan Stanley & Co.	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	4	—
Bank of America Merrill Lynch	iShares Broad USD Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	4	—
Morgan Stanley & Co.	iShares Convertible Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	195	—
Bank of America Merrill Lynch	iShares Convertible Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	195	—
Morgan Stanley & Co.	iShares Core MSCI EAFE ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	23	—
Bank of America Merrill Lynch	iShares Core MSCI EAFE ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	23	—
Morgan Stanley & Co.	iShares Core MSCI Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	122	—
Bank of America Merrill Lynch	iShares Core MSCI Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	122	—
Morgan Stanley & Co.	iShares Core MSCI Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	104	—
Bank of America Merrill Lynch	iShares Core MSCI Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	104	—
Morgan Stanley & Co.	iShares Core S&P U.S. Value ETF	Federal Fund Rate minus 0.63%	9/14/22	Monthly	(125)	—
Bank of America Merrill Lynch	iShares Core S&P U.S. Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(125)	—
Morgan Stanley & Co.	iShares Core U.S. REIT ETF	Federal Fund Rate minus 3.13%	9/14/22	Monthly	(43)	—
Bank of America Merrill Lynch	iShares Core U.S. REIT ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(43)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares Floating Rate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	151	$ —
Bank of America Merrill Lynch	iShares Floating Rate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	151	—
Morgan Stanley & Co.	iShares Gold Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	208	—
Bank of America Merrill Lynch	iShares Gold Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	208	—
Morgan Stanley & Co.	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	26	—
Bank of America Merrill Lynch	iShares iBoxx $ Investment Grade Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	26	—
Morgan Stanley & Co.	iShares iBoxx High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	77	—
Bank of America Merrill Lynch	iShares iBoxx High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	77	—
Morgan Stanley & Co.	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	129	—
Bank of America Merrill Lynch	iShares J.P. Morgan USD Emerging Markets Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	129	—
Morgan Stanley & Co.	iShares MBS ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	26	—
Bank of America Merrill Lynch	iShares MBS ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	26	—
Morgan Stanley & Co.	iShares MSCI China ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	197	—
Bank of America Merrill Lynch	iShares MSCI China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	197	—
Morgan Stanley & Co.	iShares MSCI EAFE Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	50	—
Bank of America Merrill Lynch	iShares MSCI EAFE Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	50	—
Morgan Stanley & Co.	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,928)	—
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Min Vol Factor ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,928)	—
Morgan Stanley & Co.	iShares MSCI Japan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	8	—
Bank of America Merrill Lynch	iShares MSCI Japan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	8	—
Morgan Stanley & Co.	iShares MSCI USA Momentum Factor ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(456)	—
Bank of America Merrill Lynch	iShares MSCI USA Momentum Factor ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(456)	—
Morgan Stanley & Co.	iShares Preferred & Income Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	124	—
Bank of America Merrill Lynch	iShares Preferred & Income Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	124	—
Morgan Stanley & Co.	iShares Russell 2000 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	87	—
Bank of America Merrill Lynch	iShares Russell 2000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	87	—
Morgan Stanley & Co.	iShares Russell 2000 Value ETF	Federal Fund Rate minus 0.68%	9/14/22	Monthly	(101)	—
Bank of America Merrill Lynch	iShares Russell 2000 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(101)	—
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	46	—
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	46	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	iShares S&P Small-Cap 600 Value ETF	Federal Fund Rate minus 3.03%	9/14/22	Monthly	(57)	$ —
Bank of America Merrill Lynch	iShares S&P Small-Cap 600 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(57)	—
Morgan Stanley & Co.	iShares Silver Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	173	—
Bank of America Merrill Lynch	iShares Silver Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	173	—
Morgan Stanley & Co.	iShares TIPS Bond ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(153)	—
Bank of America Merrill Lynch	iShares TIPS Bond ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(153)	—
Morgan Stanley & Co.	Schwab Intermediate-Term U.S. Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	106	—
Bank of America Merrill Lynch	Schwab Intermediate-Term U.S. Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	106	—
Morgan Stanley & Co.	Schwab International Small-Cap Equity ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	56	—
Bank of America Merrill Lynch	Schwab International Small-Cap Equity ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	56	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	15	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	15	—
Morgan Stanley & Co.	Schwab U.S. Large-Cap Value ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(116)	—
Bank of America Merrill Lynch	Schwab U.S. Large-Cap Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(116)	—
Morgan Stanley & Co.	Schwab U.S. TIPS ETF	Federal Fund Rate minus 1.18%	9/14/22	Monthly	(90)	—
Bank of America Merrill Lynch	Schwab U.S. TIPS ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(90)	—
Morgan Stanley & Co.	SPDR Blackstone Senior Loan ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	560	—
Bank of America Merrill Lynch	SPDR Blackstone Senior Loan ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	560	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	738	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Convertible Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	738	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	51	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	51	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	36	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	36	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays International Treasury Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	184	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays International Treasury Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	184	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	56	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	56	—
Morgan Stanley & Co.	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	7	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	SPDR Dow Jones International Real Estate ETF	Federal Fund Rate minus 0.73%	9/14/22	Monthly	(277)	$ —
Bank of America Merrill Lynch	SPDR Dow Jones International Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(277)	—
Morgan Stanley & Co.	SPDR Gold MiniShares Trust	Federal Fund Rate plus 0.50%	9/14/22	Monthly	33	—
Bank of America Merrill Lynch	SPDR Gold MiniShares Trust	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	33	—
Morgan Stanley & Co.	SPDR Portfolio Long Term Treasury ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(329)	—
Bank of America Merrill Lynch	SPDR Portfolio Long Term Treasury ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(329)	—
Morgan Stanley & Co.	SPDR Portfolio Mortgage Backed Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	4	—
Bank of America Merrill Lynch	SPDR Portfolio Mortgage Backed Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	4	—
Morgan Stanley & Co.	SPDR Portfolio S&P 500 Value ETF	Federal Fund Rate minus 1.03%	9/14/22	Monthly	(148)	—
Bank of America Merrill Lynch	SPDR Portfolio S&P 500 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(148)	—
Morgan Stanley & Co.	SPDR Portfolio Short Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	298	—
Bank of America Merrill Lynch	SPDR Portfolio Short Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	298	—
Morgan Stanley & Co.	SPDR S&P Bank ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(51)	—
Bank of America Merrill Lynch	SPDR S&P Bank ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(51)	—
Morgan Stanley & Co.	SPDR S&P China ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	57	—
Bank of America Merrill Lynch	SPDR S&P China ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	57	—
Morgan Stanley & Co.	SPDR S&P Emerging Markets SmallCap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	188	—
Bank of America Merrill Lynch	SPDR S&P Emerging Markets SmallCap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	188	—
Morgan Stanley & Co.	SPDR S&P Global Natural Resources ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	SPDR S&P Global Natural Resources ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	7	—
Morgan Stanley & Co.	Technology Select Sector SPDR Fund	Federal Fund Rate plus 0.50%	9/14/22	Monthly	10	—
Bank of America Merrill Lynch	Technology Select Sector SPDR Fund	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	10	—
Morgan Stanley & Co.	VanEck Vectors High Yield Muni ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	12	—
Bank of America Merrill Lynch	VanEck Vectors High Yield Muni ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	12	—
Morgan Stanley & Co.	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	138	—
Bank of America Merrill Lynch	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	138	—
Morgan Stanley & Co.	Vanguard Consumer Discretionary ETF	Federal Fund Rate minus 4.88%	9/14/22	Monthly	(128)	—
Bank of America Merrill Lynch	Vanguard Consumer Discretionary ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(128)	—
Morgan Stanley & Co.	Vanguard Emerging Markets Government Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	19	—
Bank of America Merrill Lynch	Vanguard Emerging Markets Government Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	19	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard Energy ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	8	$ —
Bank of America Merrill Lynch	Vanguard Energy ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	8	—
Morgan Stanley & Co.	Vanguard Financials ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	16	—
Bank of America Merrill Lynch	Vanguard Financials ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	16	—
Morgan Stanley & Co.	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	145	—
Bank of America Merrill Lynch	Vanguard FTSE All World ex-US Small-Cap ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	145	—
Morgan Stanley & Co.	Vanguard FTSE Developed Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	24	—
Bank of America Merrill Lynch	Vanguard FTSE Developed Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	24	—
Morgan Stanley & Co.	Vanguard FTSE Emerging Markets ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	123	—
Bank of America Merrill Lynch	Vanguard FTSE Emerging Markets ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	123	—
Morgan Stanley & Co.	Vanguard FTSE Europe ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	410	—
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	410	—
Morgan Stanley & Co.	Vanguard Global ex-U.S. Real Estate ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,558)	—
Bank of America Merrill Lynch	Vanguard Global ex-U.S. Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,558)	—
Morgan Stanley & Co.	Vanguard Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	78	—
Bank of America Merrill Lynch	Vanguard Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	78	—
Morgan Stanley & Co.	Vanguard Health Care ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	4	—
Bank of America Merrill Lynch	Vanguard Health Care ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	4	—
Morgan Stanley & Co.	Vanguard Information Technology ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	2	—
Bank of America Merrill Lynch	Vanguard Information Technology ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	2	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	28	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	28	—
Morgan Stanley & Co.	Vanguard Intermediate-Term Treasury ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	210	—
Bank of America Merrill Lynch	Vanguard Intermediate-Term Treasury ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	210	—
Morgan Stanley & Co.	Vanguard Long-Term Treasury ETF	Federal Fund Rate minus 1.98%	9/14/22	Monthly	(190)	—
Bank of America Merrill Lynch	Vanguard Long-Term Treasury ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(190)	—
Morgan Stanley & Co.	Vanguard Mega Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	12	—
Bank of America Merrill Lynch	Vanguard Mega Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	12	—
Morgan Stanley & Co.	Vanguard Mortgage-Backed Securities ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	16	—
Bank of America Merrill Lynch	Vanguard Mortgage-Backed Securities ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	16	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Morgan Stanley & Co.	Vanguard Real Estate ETF	Federal Fund Rate minus 0.15%	9/14/22	Monthly	(827)	$ —
Bank of America Merrill Lynch	Vanguard Real Estate ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(827)	—
Morgan Stanley & Co.	Vanguard Russell 1000 Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	7	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	7	—
Morgan Stanley & Co.	Vanguard Russell 1000 Value ETF	Federal Fund Rate minus 0.93%	9/14/22	Monthly	(77)	—
Bank of America Merrill Lynch	Vanguard Russell 1000 Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(77)	—
Morgan Stanley & Co.	Vanguard Short-Term Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	1,588	—
Bank of America Merrill Lynch	Vanguard Short-Term Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	1,588	—
Morgan Stanley & Co.	Vanguard Small-Cap Growth ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	119	—
Bank of America Merrill Lynch	Vanguard Small-Cap Growth ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	119	—
Morgan Stanley & Co.	Vanguard Small-Cap Value ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(158)	—
Bank of America Merrill Lynch	Vanguard Small-Cap Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(158)	—
Morgan Stanley & Co.	Vanguard Value ETF	Federal Fund Rate minus 0.35%	9/14/22	Monthly	(1,001)	—
Bank of America Merrill Lynch	Vanguard Value ETF	Federal Funds Composite Interest Rate	3/2/23	Overnight	(1,001)	—
Morgan Stanley & Co.	Xtrackers USD High Yield Corporate Bond ETF	Federal Fund Rate plus 0.50%	9/14/22	Monthly	25	—
Bank of America Merrill Lynch	Xtrackers USD High Yield Corporate Bond ETF	Federal Funds Composite Interest Rate plus 0.50%	3/2/23	Overnight	25	—
						$ —

1.	As of September 30, 2021, cash in the amount $580,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays or receives the floating rate and receives or pays the total return of the referenced entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2021.

Abbreviation(s):
BRIC—Brazil, Russia, India and China
DB—Deutsche Bank
EAFE—Europe, Australasia and Far East
EM—Emerging Markets
ETF—Exchange-Traded Fund
ETN—Exchange-Traded Note
FTSE—Financial Times Stock Exchange
KBW—Keefe, Bruyette & Woods
MBS—Mortgage-Backed Security
MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipt
TIPS—Treasury Inflation-Protected Security
USD—United States Dollar
VIX—CBOE Volatility Index
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Exchange-Traded Funds	$ 346,024,187	$ —	$ —	$ 346,024,187
Exchange-Traded Note	1,003,021	—	—	1,003,021
Exchange-Traded Vehicles	29,231,103	—	—	29,231,103
Short-Term Investments
Affiliated Investment Company	2,639,490	—	—	2,639,490
Unaffiliated Investment Companies	53,405,644	—	—	53,405,644
Total Short-Term Investments	56,045,134	—	—	56,045,134
Total Investments in Securities	$ 432,303,445	$ —	$ —	$ 432,303,445
Total Investments in Securities	$ —	$ —	$ —	$ —

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Janus Henderson Balanced Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 35.3%
Asset-Backed Securities 2.5%
Automobile Asset-Backed Securities 0.6%
Chase Auto Credit Linked Notes (a)
Series 2021-1, Class B
0.875%, due 9/25/28	$ 446,470	$ 446,778
Series 2021-2, Class B
0.889%, due 12/26/28	979,000	978,693
Drive Auto Receivables Trust
Series 2017-3, Class D
3.53%, due 12/15/23 (a)	28,146	28,291
Series 2017-1, Class E
5.17%, due 9/16/24	1,590,000	1,592,955
Series 2017-2, Class E
5.27%, due 11/15/24	1,400,000	1,412,520
Exeter Automobile Receivables Trust
Series 2021-1A, Class C
0.74%, due 1/15/26	211,000	211,441
Series 2021-1A, Class D
1.08%, due 11/16/26	674,000	672,867
Series 2019-1A, Class E
5.20%, due 1/15/26 (a)	485,000	514,063
OneMain Direct Auto Receivables Trust (a)
Series 2018-1A, Class C
3.85%, due 10/14/25	181,000	182,235
Series 2018-1A, Class D
4.40%, due 1/14/28	180,000	180,977
Santander Drive Auto Receivables Trust
Series 2020-3, Class D
1.64%, due 11/16/26	1,630,000	1,652,631
Tesla Auto Lease Trust (a)
Series 2021-B, Class A3
0.60%, due 9/22/25	503,000	502,056
Series 2021-B, Class B
0.91%, due 9/22/25	258,000	257,236
Westlake Automobile Receivables Trust
Series 2020-1A, Class D
2.80%, due 6/16/25 (a)	741,000	762,666
		9,395,409
Credit Card Asset-Backed Securities 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A
1.54%, due 3/20/26 (a)	842,000	844,359
Newday Funding Master Issuer plc (a)(b)
Series 2021-2A, Class A2
1.00% (SOFR + 0.95%), due 7/15/29	449,000	449,718
Series 2021-1A, Class A2
1.15% (SOFR + 1.10%), due 3/15/29	792,000	800,958
		2,095,035

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities 1.8%
Affirm Asset Securitization Trust
Series 2021-B, Class A
1.03%, due 8/17/26 (a)	$ 721,000	$ 721,838
Aqua Finance Trust
Series 2021-A, Class A
1.54%, due 7/17/46 (a)	502,000	496,162
Arbys Funding LLC
Series 2020-1A, Class A2
3.237%, due 7/30/50 (a)	1,393,920	1,445,530
CF Hippolyta LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,004,083	1,010,671
Series 2021-1A, Class B1
1.98%, due 3/15/61	379,762	380,715
DB Master Finance LLC (a)
Series 2019-1A, Class A2I
3.787%, due 5/20/49	458,640	460,615
Series 2019-1A, Class A2II
4.021%, due 5/20/49	252,840	264,290
Series 2019-1A, Class A23
4.352%, due 5/20/49	366,520	398,155
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A
1.76%, due 4/15/49 (a)	1,031,000	1,016,551
Domino's Pizza Master Issuer LLC (a)
Series 2019-1A, Class A2
3.668%, due 10/25/49	1,624,265	1,745,318
Series 2018-1A, Class A2I
4.116%, due 7/25/48	900,535	932,387
Series 2017-1A, Class A23
4.118%, due 7/25/47	207,475	222,703
Series 2018-1A, Class A2II
4.328%, due 7/25/48	493,058	532,516
Jack in the Box Funding LLC (a)
Series 2019-1A, Class A2I
3.982%, due 8/25/49	983,567	1,003,678
Series 2019-1A, Class A2II
4.476%, due 8/25/49	983,567	1,030,232
Series 2019-1A, Class A23
4.97%, due 8/25/49	983,567	1,074,507
Lakeview CDO LLC
1.835%, due 11/10/32 (c)(d)	257,144	257,144
Lakeview LLC
Series 2020-CRT1
1.845%, due 7/10/32 (c)(d)	15,708	15,728
NRZ Excess Spread-Collateralized Notes (a)
Series 2021-FHT1, Class A
3.104%, due 7/25/26	800,776	803,630

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
NRZ Excess Spread-Collateralized Notes (a)
Series 2020-PLS1, Class A
3.844%, due 12/25/25	$ 362,141	$ 365,980
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	825,822	832,647
Planet Fitness Master Issuer LLC (a)
Series 2019-1A, Class A2
3.858%, due 12/5/49	857,722	871,809
Series 2018-1A, Class A2I
4.262%, due 9/5/48	613,040	613,438
PRPM LLC
Series 2020-4, Class A1
2.951%, due 10/25/25 (a)(e)	737,358	740,208
Taco Bell Funding LLC (a)
Series 2021-1A, Class A2I
1.946%, due 8/25/51	781,000	780,376
Series 2021-1A, Class A2II
2.294%, due 8/25/51	950,000	946,101
Series 2018-1A, Class A2II
4.94%, due 11/25/48	839,267	926,207
Series 2016-1A, Class A23
4.97%, due 5/25/46	488,325	522,974
Theorem Funding Trust
Series 2021-1A, Class A
1.21%, due 12/15/27 (a)	839,747	840,304
Upstart Securitization Trust
Series 2021-4, Class A
0.84%, due 9/20/31 (a)	857,000	857,040
Vantage Data Centers LLC (a)
Series 2020-1A, Class A2
1.645%, due 9/15/45	1,615,000	1,610,093
Series 2020-2A, Class A2
1.992%, due 9/15/45	705,000	700,898
VCAT LLC
Series 2021-NPL1, Class A1
2.289%, due 12/26/50 (a)(e)	346,701	347,640
Wendy's Funding LLC (a)
Series 2021-1A, Class A2I
2.37%, due 6/15/51	432,915	436,536
Series 2021-1A, Class A2II
2.775%, due 6/15/51	770,070	783,231
Series 2019-1A, Class A2I
3.783%, due 6/15/49	483,968	511,468
Series 2018-1A, Class A2II
3.884%, due 3/15/48	87,588	92,562

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Wingstop Funding LLC
Series 2020-1A, Class A2
2.841%, due 12/5/50 (a)	$ 811,920	$ 835,132
Zaxby's Funding LLC
Series 2021-1A, Class A2
3.238%, due 7/30/51 (a)	811,000	824,223
		28,251,237
Total Asset-Backed Securities (Cost $39,313,609)		39,741,681
Corporate Bonds 12.6%
Aerospace & Defense 0.4%
Boeing Co. (The)
2.196%, due 2/4/26	442,000	445,258
3.25%, due 2/1/28	472,000	498,568
3.625%, due 2/1/31	991,000	1,060,874
3.95%, due 8/1/59	599,000	614,752
4.875%, due 5/1/25	460,000	511,939
General Dynamics Corp.
3.50%, due 4/1/27	456,000	503,975
TransDigm, Inc.
4.625%, due 1/15/29 (f)	2,069,000	2,065,390
		5,700,756
Banks 2.8%
Bank of America Corp. (g)
2.087%, due 6/14/29	1,528,000	1,525,548
2.592%, due 4/29/31	3,117,000	3,181,297
3.705%, due 4/24/28	1,598,000	1,756,152
3.97%, due 3/5/29	670,000	745,148
Series U
5.20%, due 6/1/23 (f)(h)	443,000	455,736
Series X
6.25%, due 9/5/24 (h)	1,172,000	1,289,200
Bank of New York Mellon Corp. (The)
Series G
4.70% (5 Year Treasury Constant Maturity Rate + 4.358%), due 9/20/25 (b)(h)	2,024,000	2,221,340
BNP Paribas SA
2.588% (5 Year Treasury Constant Maturity Rate + 2.05%), due 8/12/35 (a)(b)	1,692,000	1,640,764
Citigroup, Inc. (g)
3.887%, due 1/10/28	2,060,000	2,276,361
4.412%, due 3/31/31	1,635,000	1,887,865
Series D
5.35%, due 5/15/23 (h)	537,000	553,781
5.95%, due 1/30/23 (h)	890,000	927,825
Series P
5.95%, due 5/15/25 (h)	584,000	637,290

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc. (g)
Series M
6.30%, due 5/15/24 (h)	$ 123,000	$ 132,778
First Republic Bank
4.625%, due 2/13/47	391,000	493,770
Goldman Sachs Group, Inc. (The)
3.50%, due 4/1/25	2,399,000	2,579,173
Series R
4.95% (5 Year Treasury Constant Maturity Rate + 3.224%), due 2/10/25 (b)(f)(h)	368,000	390,080
JPMorgan Chase & Co. (g)
1.578%, due 4/22/27	1,421,000	1,423,882
2.083%, due 4/22/26	570,000	586,280
2.956%, due 5/13/31	1,316,000	1,369,111
3.96%, due 1/29/27	1,446,000	1,595,795
Series HH
4.60%, due 2/1/25 (h)	466,000	476,485
Series FF
5.00%, due 8/1/24 (h)	441,000	460,294
Morgan Stanley
1.593%, due 5/4/27 (g)	685,000	687,038
1.794%, due 2/13/32 (g)	1,226,000	1,167,630
2.188%, due 4/28/26 (g)	1,521,000	1,570,438
2.239%, due 7/21/32 (g)	1,900,000	1,867,296
2.484%, due 9/16/36 (g)	2,223,000	2,175,709
3.95%, due 4/23/27	1,401,000	1,558,062
4.35%, due 9/8/26	898,000	1,013,581
National Australia Bank Ltd.
2.99%, due 5/21/31 (a)	1,708,000	1,728,428
NatWest Group plc
3.032% (5 Year Treasury Constant Maturity Rate + 2.35%), due 11/28/35 (b)	1,260,000	1,261,671
SVB Financial Group
1.80%, due 2/2/31	625,000	599,741
4.10% (10 Year Treasury Constant Maturity Rate + 3.064%), due 2/15/31 (b)(h)	1,382,000	1,420,420
Westpac Banking Corp.
2.668% (5 Year Treasury Constant Maturity Rate + 1.75%), due 11/15/35 (b)	1,218,000	1,192,623
		44,848,592
Beverages 0.2%
Anheuser-Busch Cos. LLC
4.90%, due 2/1/46	919,000	1,129,648
Diageo Capital plc
1.375%, due 9/29/25	757,000	765,561
2.00%, due 4/29/30	713,000	710,235
2.125%, due 4/29/32	572,000	568,773
		3,174,217

	Principal Amount	Value
Corporate Bonds
Biotechnology 0.2%
HCRX Investments Holdco LP
4.50%, due 8/1/29 (a)	$ 1,654,000	$ 1,662,270
Royalty Pharma plc
2.15%, due 9/2/31	954,000	918,638
3.35%, due 9/2/51	474,000	449,090
3.55%, due 9/2/50	899,000	883,114
		3,913,112
Chemicals 0.3%
Axalta Coating Systems LLC
3.375%, due 2/15/29 (a)	1,696,000	1,649,360
CF Industries, Inc.
4.95%, due 6/1/43	749,000	902,590
5.15%, due 3/15/34	77,000	94,193
5.375%, due 3/15/44	168,000	213,249
Element Solutions, Inc.
3.875%, due 9/1/28 (a)	1,338,000	1,351,380
		4,210,772
Commercial Services 0.2%
Experian Finance plc
2.75%, due 3/8/30 (a)	1,281,000	1,327,911
Global Payments, Inc.
4.80%, due 4/1/26	629,000	712,516
IHS Markit Ltd.
4.75%, due 2/15/25 (a)	687,000	760,042
		2,800,469
Computers 0.1%
Seagate HDD Cayman
3.125%, due 7/15/29 (a)	206,000	199,222
4.091%, due 6/1/29	488,000	512,400
4.125%, due 1/15/31	1,118,000	1,165,515
4.875%, due 6/1/27	44,000	49,509
		1,926,646
Diversified Financial Services 1.0%
AerCap Ireland Capital DAC
4.625%, due 10/15/27	1,147,000	1,278,897
Air Lease Corp.
1.875%, due 8/17/26	1,020,000	1,016,438
3.00%, due 2/1/30	515,000	522,573
Ally Financial, Inc.
Series B
4.70% (5 Year Treasury Constant Maturity Rate + 3.868%), due 5/15/26 (b)(h)	1,176,000	1,224,040
Charles Schwab Corp. (The) (b)(h)
Series H
4.00% (10 Year Treasury Constant Maturity Rate + 3.079%), due 12/1/30	809,000	834,484

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Charles Schwab Corp. (The) (b)(h)
Series G
5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25	$ 3,408,000	$ 3,787,140
GE Capital International Funding Co. Unlimited Co.
4.418%, due 11/15/35	1,835,000	2,202,096
Rocket Mortgage LLC (a)
2.875%, due 10/15/26	1,120,000	1,094,464
3.625%, due 3/1/29	1,013,000	1,024,396
3.875%, due 3/1/31	1,481,000	1,493,959
4.00%, due 10/15/33	1,145,000	1,136,412
		15,614,899
Electric 0.3%
Duquesne Light Holdings, Inc.
2.775%, due 1/7/32 (a)	1,005,000	1,004,084
NRG Energy, Inc.
3.375%, due 2/15/29 (a)	1,057,000	1,043,185
3.625%, due 2/15/31 (a)	1,195,000	1,173,789
6.625%, due 1/15/27	778,000	805,969
Pacific Gas and Electric Co.
3.00%, due 6/15/28	1,185,000	1,205,864
		5,232,891
Electronics 0.1%
Trimble, Inc.
4.75%, due 12/1/24	1,238,000	1,369,578
4.90%, due 6/15/28	672,000	777,034
		2,146,612
Engineering & Construction 0.1%
Cellnex Finance Co. SA
3.875%, due 7/7/41 (a)	1,766,000	1,734,583
Food 0.7%
JBS Finance Luxembourg SARL
3.625%, due 1/15/32 (a)	784,000	798,708
JBS USA LUX SA (a)
3.75%, due 12/1/31	742,000	772,073
5.50%, due 1/15/30	1,208,000	1,343,562
6.50%, due 4/15/29	1,551,000	1,733,243
6.75%, due 2/15/28	612,000	663,261
Kraft Heinz Foods Co.
3.875%, due 5/15/27	991,000	1,082,086
4.375%, due 6/1/46	182,000	207,083
4.875%, due 10/1/49	424,000	516,048
5.00%, due 6/4/42	630,000	772,594
Mondelez International, Inc.
2.75%, due 4/13/30	173,000	181,015

	Principal Amount	Value
Corporate Bonds
Food
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	$ 1,875,000	$ 1,879,687
Pilgrim's Pride Corp.
3.50%, due 3/1/32 (a)	1,271,000	1,292,448
		11,241,808
Food Service 0.1%
Aramark Services, Inc.
6.375%, due 5/1/25 (a)	1,470,000	1,545,338
Healthcare-Services 1.0%
Centene Corp.
2.45%, due 7/15/28	1,025,000	1,030,125
2.50%, due 3/1/31	337,000	332,366
2.625%, due 8/1/31	443,000	440,005
3.00%, due 10/15/30	1,079,000	1,105,975
4.25%, due 12/15/27	1,112,000	1,163,875
DaVita, Inc. (a)
3.75%, due 2/15/31	1,295,000	1,261,006
4.625%, due 6/1/30	1,054,000	1,084,156
HCA, Inc.
3.50%, due 9/1/30	2,329,000	2,467,319
3.50%, due 7/15/51	1,106,000	1,096,359
5.25%, due 6/15/49	339,000	432,682
5.375%, due 2/1/25	545,000	609,037
5.375%, due 9/1/26	220,000	251,713
5.50%, due 6/15/47	226,000	293,067
5.625%, due 9/1/28	310,000	368,807
5.875%, due 2/15/26	286,000	327,828
5.875%, due 2/1/29	459,000	551,575
Molina Healthcare, Inc.
4.375%, due 6/15/28 (a)	2,834,000	2,948,437
		15,764,332
Insurance 0.4%
Athene Global Funding (a)
1.73%, due 10/2/26	1,988,000	1,986,912
2.646%, due 10/4/31	1,875,000	1,877,056
Brown & Brown, Inc.
2.375%, due 3/15/31	216,000	215,333
4.50%, due 3/15/29	451,000	516,293
Prudential Financial, Inc.
3.70% (5 Year Treasury Constant Maturity Rate + 3.035%), due 10/1/50 (b)	1,777,000	1,851,977
		6,447,571
Internet 0.1%
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	1,659,000	1,644,484

	Principal Amount	Value
Corporate Bonds
Iron & Steel 0.1%
Allegheny Technologies, Inc.
5.875%, due 12/1/27	$ 1,047,000	$ 1,107,202
Reliance Steel & Aluminum Co.
4.50%, due 4/15/23	469,000	492,440
		1,599,642
Leisure Time 0.1%
Brunswick Corp.
2.40%, due 8/18/31	1,022,000	988,151
Lodging 0.1%
Choice Hotels International, Inc.
3.70%, due 12/1/29	817,000	869,010
3.70%, due 1/15/31	294,000	317,023
MGM Resorts International
7.75%, due 3/15/22	182,000	187,005
		1,373,038
Machinery-Diversified 0.0% ‡
Westinghouse Air Brake Technologies Corp.
4.95%, due 9/15/28 (e)	659,000	758,443
Media 0.9%
CCO Holdings LLC
4.25%, due 2/1/31 (a)	1,527,000	1,553,493
4.50%, due 5/1/32	2,216,000	2,282,480
Charter Communications Operating LLC
2.80%, due 4/1/31	811,000	812,832
4.80%, due 3/1/50	562,000	630,679
5.375%, due 5/1/47	205,000	245,446
6.484%, due 10/23/45	256,000	348,053
Comcast Corp.
3.75%, due 4/1/40	365,000	410,086
CSC Holdings LLC (a)
3.375%, due 2/15/31	926,000	861,180
4.125%, due 12/1/30	1,351,000	1,325,669
4.625%, due 12/1/30	1,204,000	1,141,362
5.00%, due 11/15/31 (f)	586,000	561,652
Fox Corp.
4.03%, due 1/25/24	429,000	460,290
GCI LLC
4.75%, due 10/15/28 (a)	2,154,000	2,261,273
Sirius XM Radio, Inc. (a)
3.125%, due 9/1/26	169,000	171,324
3.875%, due 9/1/31	469,000	458,154
4.125%, due 7/1/30	1,625,000	1,632,536
		15,156,509

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 0.1%
General Electric Co.
Series D
3.446% (3 Month LIBOR + 3.33%), due 12/15/21 (b)(h)	$ 1,414,000	$ 1,383,953
Oil & Gas 0.1%
Continental Resources, Inc.
5.75%, due 1/15/31 (a)	1,214,000	1,467,423
Pharmaceuticals 0.2%
CVS Health Corp.
5.05%, due 3/25/48	617,000	794,204
Elanco Animal Health, Inc.
5.272%, due 8/28/23 (e)	1,242,000	1,323,636
Organon & Co.
4.125%, due 4/30/28 (a)	1,692,000	1,725,840
		3,843,680
Pipelines 0.4%
Cheniere Energy Partners LP (a)
3.25%, due 1/31/32	956,000	959,155
4.00%, due 3/1/31	783,000	819,957
Cheniere Energy, Inc.
4.625%, due 10/15/28	1,333,000	1,404,649
Energy Transfer Operating LP
4.95%, due 6/15/28	116,000	133,094
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	347,000	350,904
5.125%, due 6/15/28	1,336,000	1,395,519
ONEOK, Inc.
6.35%, due 1/15/31	808,000	1,034,393
7.15%, due 1/15/51	211,000	305,440
		6,403,111
Real Estate Investment Trusts 0.6%
Agree LP
2.00%, due 6/15/28	684,000	678,172
2.60%, due 6/15/33	513,000	507,370
2.90%, due 10/1/30	473,000	488,635
Equinix, Inc.
2.15%, due 7/15/30	623,000	610,968
GLP Capital LP
4.00%, due 1/15/30	1,005,000	1,079,189
5.25%, due 6/1/25	361,000	402,544
5.30%, due 1/15/29	86,000	100,548
5.375%, due 4/15/26	381,000	433,178
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,129,000	1,084,261

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
MPT Operating Partnership LP
3.50%, due 3/15/31	$ 1,099,000	$ 1,120,980
Rexford Industrial Realty LP
2.15%, due 9/1/31	1,345,000	1,296,187
Sun Communities Operating LP
2.70%, due 7/15/31 (f)	1,283,000	1,296,448
		9,098,480
Retail 0.4%
1011778 BC ULC
4.00%, due 10/15/30 (a)	2,348,000	2,324,520
Dollar General Corp.
4.125%, due 4/3/50	762,000	891,641
Lithia Motors, Inc.
3.875%, due 6/1/29 (a)	1,847,000	1,917,112
Nordstrom, Inc.
4.375%, due 4/1/30 (f)	846,000	865,023
		5,998,296
Semiconductors 0.8%
Analog Devices, Inc.
2.95%, due 4/1/25	676,000	721,100
Broadcom, Inc.
3.419%, due 4/15/33 (a)	1,071,000	1,108,669
3.469%, due 4/15/34 (a)	1,686,000	1,736,137
4.15%, due 11/15/30	1,233,000	1,366,130
4.30%, due 11/15/32	986,000	1,104,944
Marvell Technology, Inc. (a)
1.65%, due 4/15/26	793,000	794,211
4.875%, due 6/22/28	883,000	1,019,943
Microchip Technology, Inc.
2.67%, due 9/1/23	1,514,000	1,569,705
SK Hynix, Inc. (a)
1.50%, due 1/19/26	1,067,000	1,053,214
2.375%, due 1/19/31	773,000	750,290
Skyworks Solutions, Inc.
3.00%, due 6/1/31	333,000	340,438
TSMC Global Ltd.
1.75%, due 4/23/28 (a)	1,360,000	1,342,871
		12,907,652
Software 0.3%
Broadridge Financial Solutions, Inc.
2.60%, due 5/1/31	1,084,000	1,100,318
MSCI, Inc. (a)
3.625%, due 9/1/30	1,643,000	1,698,451

	Principal Amount	Value
Corporate Bonds
Software
MSCI, Inc. (a)
3.875%, due 2/15/31	$ 1,122,000	$ 1,176,698
4.00%, due 11/15/29	104,000	110,105
		4,085,572
Telecommunications 0.2%
AT&T, Inc.
3.65%, due 9/15/59	105,000	104,677
3.80%, due 12/1/57	642,000	655,836
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	419,000	426,961
T-Mobile US, Inc.
3.50%, due 4/15/25	718,000	773,507
3.75%, due 4/15/27	990,000	1,090,674
		3,051,655
Toys, Games & Hobbies 0.2%
Hasbro, Inc.
3.90%, due 11/19/29	1,490,000	1,645,794
5.10%, due 5/15/44	449,000	542,396
6.35%, due 3/15/40	420,000	580,502
		2,768,692
Transportation 0.1%
GXO Logistics, Inc. (a)
1.65%, due 7/15/26	885,000	878,230
2.65%, due 7/15/31	585,000	581,259
		1,459,489
Total Corporate Bonds (Cost $194,427,740)		200,290,868
Loan Assignments 0.8%
Chemicals, Plastics & Rubber 0.2%
Alpha 3 B.V.
Initial Dollar Term Loan
3.00% (3 Month LIBOR + 2.50%), due 3/18/28 (b)	938,648	937,005
Diamond (BC) B.V.
Term Loan B
TBD, due 9/1/28	1,610,000	1,611,207
		2,548,212
Finance 0.1%
ICON plc
LUX Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/1/28 (b)	1,957,095	1,963,618

	Principal Amount	Value
Loan Assignments
Healthcare 0.2%
Mozart Debt Merger Sub, Inc.
Term Loan B
TBD, due 9/30/28	2,221,969	$ 2,219,192
Healthcare, Education & Childcare 0.1%
Elanco Animal Health, Inc.
Term Loan
1.836% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	$ 2,228,181	2,200,329
Manufacturing 0.2%
Madison IAQ LLC
Term Loan
3.75% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	2,167,582	2,164,197
Standard Industries, Inc.
Initial Term Loan
3.00% (3 Month LIBOR + 2.50%), due 9/22/28 (b)	1,173,312	1,173,475
		3,337,672
Services Business 0.0% ‡
ICON plc
U.S. Term Loan
3.00% (3 Month LIBOR + 2.50%), due 7/3/28 (b)	487,611	489,236
Total Loan Assignments (Cost $12,748,374)		12,758,259
Mortgage-Backed Securities 6.8%
Agency (Collateralized Mortgage Obligations) 2.8%
FNMA
REMIC, Series 2018-27, Class EA
3.00%, due 5/25/48	760,339	797,271
REMIC, Series 2019-71, Class P
3.00%, due 11/25/49	1,128,795	1,176,333
GNMA II, Single Family, 30 Year (i)
2.00%, due 10/15/51 TBA	8,805,569	8,932,493
2.50%, due 10/15/51 TBA	4,969,800	5,130,348
UMBS, Single Family, 15 Year (i)
1.50%, due 10/25/36 TBA	404,515	408,513
2.00%, due 10/25/36 TBA	2,603,869	2,681,680
UMBS, Single Family, 30 Year (i)
2.00%, due 10/25/51 TBA	11,343,552	11,374,126
2.50%, due 10/25/51 TBA	8,842,519	9,117,121
3.50%, due 10/25/51 TBA	4,190,000	4,433,298
		44,051,183

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.4%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A
0.964% (1 Month LIBOR + 0.88%), due 9/15/34 (a)(b)	$ 699,152	$ 699,144
BANK
Series 2019-BN23, Class A3
2.92%, due 12/15/52	888,598	946,958
Series 2019-BN24, Class A3
2.96%, due 11/15/62	218,800	233,684
Series 2019-BN20, Class A3
3.011%, due 9/15/62	493,957	529,435
Series 2019-BN18, Class A4
3.584%, due 5/15/62	1,026,801	1,140,368
Series 2019-BN17, Class A4
3.714%, due 4/15/52	603,641	673,854
Series 2018-BN12, Class A4
4.255%, due 5/15/61 (c)	271,673	310,380
BBCMS Mortgage Trust
Series 2017-DELC, Class A
0.934% (1 Month LIBOR + 0.85%), due 8/15/36 (a)(b)	495,000	494,990
BBCMS Trust
Series 2015-SRCH, Class A2
4.197%, due 8/10/35 (a)	875,000	984,249
Benchmark Mortgage Trust
Series 2020-B16, Class A5
2.732%, due 2/15/53	550,000	577,630
BX Commercial Mortgage Trust (a)(b)
Series 2021-VOLT, Class A
0.80% (1 Month LIBOR + 0.70%), due 9/15/36	457,000	457,287
Series 2018-IND, Class A
0.834% (1 Month LIBOR + 0.75%), due 11/15/35	331,794	331,995
Series 2019-XL, Class A
1.004% (1 Month LIBOR + 0.92%), due 10/15/36	1,043,613	1,045,632
Series 2021-VOLT, Class B
1.05% (1 Month LIBOR + 0.95%), due 9/15/36	937,000	937,453
Series 2020-FOX, Class A
1.084% (1 Month LIBOR + 1.00%), due 11/15/32	1,491,049	1,493,842
Series 2019-XL, Class B
1.164% (1 Month LIBOR + 1.08%), due 10/15/36	168,781	168,887
Series 2020-FOX, Class B
1.434% (1 Month LIBOR + 1.35%), due 11/15/32	271,976	272,086
Series 2020-FOX, Class C
1.634% (1 Month LIBOR + 1.55%), due 11/15/32	271,976	272,148
Series 2021-VOLT, Class D
1.75% (1 Month LIBOR + 1.65%), due 9/15/36	984,000	984,617
BX Trust (a)
Series 2021-LBA, Class AV
0.884% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	1,122,000	1,122,693

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Trust (a)
Series 2021-LBA, Class AJV
0.884% (1 Month LIBOR + 0.80%), due 2/15/36 (b)	$ 987,000	$ 987,609
Series 2019-OC11, Class A
3.202%, due 12/9/41	565,000	603,950
Series 2019-OC11, Class B
3.605%, due 12/9/41	284,000	308,146
Series 2019-OC11, Class C
3.856%, due 12/9/41	564,000	605,210
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	396,000	430,035
CHT Mortgage Trust
Series 2017-CSMO, Class A
1.014% (1 Month LIBOR + 0.93%), due 11/15/36 (a)(b)	617,327	617,883
Cold Storage Trust (a)(b)
Series 2020-ICE5, Class A
0.984% (1 Month LIBOR + 0.90%), due 11/15/37	1,480,384	1,483,151
Series 2020-ICE5, Class B
1.384% (1 Month LIBOR + 1.30%), due 11/15/37	657,621	658,150
Series 2020-ICE5, Class C
1.734% (1 Month LIBOR + 1.65%), due 11/15/37	660,570	661,190
Credit Suisse Mortgage Capital Certificates (a)(b)
Series 2019-ICE4, Class A
1.064% (1 Month LIBOR + 0.98%), due 5/15/36	1,783,000	1,788,110
Series 2019-ICE4, Class C
1.514% (1 Month LIBOR + 1.43%), due 5/15/36	333,000	333,236
Extended Stay America Trust (a)(b)
Series 2021-ESH, Class A
1.164% (1 Month LIBOR + 1.08%), due 7/15/38	1,270,391	1,273,977
Series 2021-ESH, Class B
1.464% (1 Month LIBOR + 1.38%), due 7/15/38	346,199	347,727
Great Wolf Trust (a)(b)
Series 2019-WOLF, Class A
1.118% (1 Month LIBOR + 1.034%), due 12/15/36	270,000	269,917
Series 2019-WOLF, Class B
1.418% (1 Month LIBOR + 1.334%), due 12/15/36	303,000	302,636
Series 2019-WOLF, Class C
1.717% (1 Month LIBOR + 1.633%), due 12/15/36	337,000	335,953
GS Mortgage Securities Trust
Series 2020-GC47, Class A5
2.377%, due 5/12/53	736,000	753,106
Series 2020-GC45, Class A5
2.911%, due 2/13/53	547,000	581,878
Series 2018-GS9, Class A4
3.992%, due 3/10/51 (c)	645,957	727,636
Series 2018-GS10, Class A5
4.155%, due 7/10/51 (c)	388,105	442,192

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Life Mortgage Trust (a)(b)
Series 2021-BMR, Class A
0.784% (1 Month LIBOR + 0.70%), due 3/15/38	$ 1,864,000	$ 1,865,751
Series 2021-BMR, Class C
1.184% (1 Month LIBOR + 1.10%), due 3/15/38	924,000	925,110
MHC Commercial Mortgage Trust (a)(b)
Series 2021-MHC, Class A
0.885% (1 Month LIBOR + 0.801%), due 4/15/38	1,947,744	1,949,502
Series 2021-MHC, Class C
1.435% (1 Month LIBOR + 1.351%), due 4/15/38	938,912	940,040
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4
2.782%, due 8/15/49	656,000	693,765
Series 2019-H6, Class A4
3.417%, due 6/15/52	343,549	375,731
Series 2015-UBS8, Class A4
3.809%, due 12/15/48	517,000	562,677
Series 2018-H3, Class A5
4.177%, due 7/15/51	561,262	635,692
Series 2018-H4, Class A4
4.31%, due 12/15/51	840,223	968,648
VASA Trust
Series 2021-VASA, Class A
0.984% (1 Month LIBOR + 0.90%), due 7/15/39 (a)(b)	525,000	525,149
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A
1.234% (1 Month LIBOR + 1.15%), due 2/15/40 (a)(b)	497,235	500,013
		37,131,102
Whole Loan (Collateralized Mortgage Obligations) 1.6%
Angel Oak Mortgage Trust (a)
Series 2020-3, Class A2
2.41%, due 4/25/65 (c)	427,673	432,061
Series 2019-5, Class A1
2.593%, due 10/25/49 (j)	283,605	283,627
Series 2019-6, Class A1
2.62%, due 11/25/59 (c)	234,063	234,691
Bayview Financing Trust
Series 2021-1F
1.60%, due 7/10/33 (c)	198,341	198,367
Series 2021-2F, Class M1
1.60% (SOFR 30A + 1.55%), due 12/31/49 (a)(b)(d)	110,401	110,379
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1
1.25% (SOFR 30A + 1.20%), due 2/25/50 (a)(b)	1,378,432	1,379,170
CIM Trust
Series 2021-NR1, Class A1
2.569%, due 7/25/55 (a)(e)	833,926	833,628

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
COLT Mortgage Loan Trust (a)(c)
Series 2020-3, Class A1
1.506%, due 4/27/65	$ 193,139	$ 193,554
Series 2020-2, Class A1
1.853%, due 3/25/65	192,583	193,497
Connecticut Avenue Securities Trust (a)(b)
Series 2019-R05, Class 1M2
2.086% (1 Month LIBOR + 2.00%), due 7/25/39	217,901	218,452
Series 2020-R02, Class 2M2
2.086% (1 Month LIBOR + 2.00%), due 1/25/40	735,397	738,726
Series 2019-R04, Class 2M2
2.186% (1 Month LIBOR + 2.10%), due 6/25/39	238,368	238,973
Series 2019-R07, Class 1M2
2.186% (1 Month LIBOR + 2.10%), due 10/25/39	332,005	333,648
Series 2019-R03, Class 1M2
2.236% (1 Month LIBOR + 2.15%), due 9/25/31	317,246	319,143
Series 2019-R02, Class 1M2
2.386% (1 Month LIBOR + 2.30%), due 8/25/31	134,067	134,979
Series 2018-R07, Class 1M2
2.486% (1 Month LIBOR + 2.40%), due 4/25/31	357,000	358,666
CSMC Trust
3.795%, due 12/15/23	509,000	510,635
Series 2021-WEHO, Class A
4.053% (1 Month LIBOR + 3.969%), due 4/15/23 (a)(b)	854,323	854,336
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50	1,021,000	1,029,173
Series 2021-HQA1, Class M2
2.30% (SOFR 30A + 2.25%), due 8/25/33	1,395,000	1,411,609
Series 2020-HQA2, Class M2
3.186% (1 Month LIBOR + 3.10%), due 3/25/50	546,006	553,948
Series 2020-HQA4, Class M2
3.236% (1 Month LIBOR + 3.15%), due 9/25/50	307,952	310,100
FHLMC STACR Trust
Series 2019-DNA4, Class M2
2.036% (1 Month LIBOR + 1.95%), due 10/25/49 (a)(b)	108,723	109,144
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2021-DNA2, Class M2
2.35% (SOFR 30A + 2.30%), due 8/25/33 (a)	372,000	381,105
Series 2020-HQA5, Class M2
2.65% (SOFR 30A + 2.60%), due 11/25/50 (a)	1,664,000	1,687,528
Series 2016-DNA1, Class M3
5.636% (1 Month LIBOR + 5.55%), due 7/25/28	341,277	357,933
FNMA (b)
Series 2017-C06, Class 1M2
2.736% (1 Month LIBOR + 2.65%), due 2/25/30	353,431	359,395
Series 2017-C01, Class 1M2
3.636% (1 Month LIBOR + 3.55%), due 7/25/29	514,130	529,476

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2016-C04, Class 1M2
4.336% (1 Month LIBOR + 4.25%), due 1/25/29	$ 372,631	$ 386,272
Series 2016-C06, Class 1M2
4.336% (1 Month LIBOR + 4.25%), due 4/25/29	435,870	451,598
Series 2015-C01, Class 1M2
4.386% (1 Month LIBOR + 4.30%), due 2/25/25	495,112	505,282
Series 2014-C04, Class 1M2
4.986% (1 Month LIBOR + 4.90%), due 11/25/24	65,313	67,746
Series 2015-C03, Class 1M2
5.086% (1 Month LIBOR + 5.00%), due 7/25/25	359,221	369,345
Series 2015-C04, Class 1M2
5.786% (1 Month LIBOR + 5.70%), due 4/25/28	318,540	336,143
Series 2016-C03, Class 2M2
5.986% (1 Month LIBOR + 5.90%), due 10/25/28	150,139	157,704
J.P. Morgan Mortgage Trust (a)(b)
Series 2021-11, Class A11
0.90% (SOFR 30A + 0.85%), due 1/25/52	766,060	766,290
Series 2021-12, Class A11
0.90% (SOFR 30A + 0.85%), due 2/25/52	477,000	477,000
Lakeview LLC
Series 2021-CRT1
2.335%, due 1/10/33 (c)(d)	661,679	665,481
Mello Mortgage Capital Acceptance (a)(b)
Series 2021-INV2, Class A11
1.00% (SOFR 30A + 0.95%), due 8/25/51	738,551	746,456
Series 2021-INV3, Class A11
1.00% (SOFR 30A + 0.95%), due 10/25/51	905,000	905,000
MRA Issuance Trust
Series 2021-NA1, Class A1X
1.586% (1 Month LIBOR + 1.50%), due 3/8/22 (a)(b)	1,505,000	1,506,405
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1
4.50%, due 2/25/58 (a)(c)	217,934	231,369
PRPM LLC (a)(e)
Series 2020-3, Class A1
2.857%, due 9/25/25	1,100,981	1,103,184
Series 2020-5, Class A1
3.104%, due 11/25/25	371,954	374,217
RCKT Mortgage Trust
Series 2021-3, Class A21
0.85% (SOFR 30A + 0.80%), due 7/25/51 (a)(b)	701,777	703,356
Sequoia Mortgage Trust (a)
Series 2013-5, Class A1
2.50%, due 5/25/43 (j)	240,902	242,172
Series 2020-2, Class A19
3.50%, due 3/25/50 (c)	96,942	97,706

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Spruce Hill Mortgage Loan Trust (a)(c)
Series 2020-SH1, Class A1
2.521%, due 1/28/50	$ 54,099	$ 54,423
Series 2020-SH1, Class A2
2.624%, due 1/28/50	241,357	242,535
Series 2020-SH2, Class A1
3.407%, due 6/25/55	331,681	333,780
UWM Mortgage Trust
Series 2021-INV1, Class A9
0.95% (SOFR 30A + 0.90%), due 8/25/51 (a)(b)	876,058	877,829
		25,897,236
Total Mortgage-Backed Securities (Cost $106,576,657)		107,079,521
U.S. Government & Federal Agencies 12.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.9%
FHLMC Gold Pools, Other
3.00%, due 6/1/43	14,069	14,538
3.50%, due 7/1/42	28,855	31,187
3.50%, due 8/1/42	35,979	38,687
3.50%, due 8/1/42	32,023	34,611
3.50%, due 2/1/43	203,111	218,850
3.50%, due 2/1/44	243,827	263,533
3.50%, due 1/1/47	69,591	74,822
4.50%, due 5/1/44	484,737	536,942
UMBS, 15 Year
2.50%, due 12/1/33	1,184,980	1,239,767
2.50%, due 11/1/34	229,627	242,988
2.50%, due 11/1/34	265,234	280,773
3.00%, due 5/1/31	1,001,540	1,055,448
3.00%, due 9/1/32	213,528	226,566
3.00%, due 10/1/32	80,221	84,836
3.00%, due 1/1/33	131,526	139,955
3.00%, due 10/1/34	113,296	120,740
3.00%, due 10/1/34	271,484	290,496
UMBS, 20 Year
2.50%, due 8/1/41	1,410,365	1,460,829
UMBS, 30 Year
2.50%, due 1/1/50	52,222	54,237
2.50%, due 8/1/51	211,720	218,563
3.00%, due 1/1/45	135,980	143,737
3.00%, due 8/1/46	9,730	10,245
3.00%, due 10/1/46	730,289	778,340
3.00%, due 4/1/47	16,915	17,826
3.00%, due 8/1/49	172,625	183,516
3.00%, due 8/1/49	69,473	75,035
3.00%, due 10/1/49	110,043	115,526

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 11/1/49	$ 112,403	$ 117,754
3.00%, due 11/1/49	358,811	376,619
3.00%, due 12/1/49	103,653	108,698
3.00%, due 12/1/49	205,149	215,389
3.00%, due 12/1/49	193,902	203,527
3.00%, due 3/1/50	70,566	74,093
3.50%, due 12/1/44	480,382	521,292
3.50%, due 7/1/46	153,141	164,361
3.50%, due 9/1/47	294,957	313,854
3.50%, due 12/1/47	948,047	1,026,944
3.50%, due 2/1/48	239,683	258,452
3.50%, due 3/1/50	5,125	5,455
4.00%, due 3/1/47	37,585	41,080
4.00%, due 3/1/48	179,909	196,526
4.00%, due 4/1/48	3,549	3,806
4.00%, due 4/1/48	227,997	246,583
4.00%, due 5/1/48	520,831	559,440
4.50%, due 3/1/48	197,361	214,005
4.50%, due 12/1/48	243,315	270,574
5.00%, due 9/1/48	19,681	21,716
6.00%, due 4/1/40	491,698	580,107
		13,472,868
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.4%
FNMA, Other
3.00%, due 2/1/43	18,554	19,780
3.00%, due 5/1/43	87,289	93,484
3.00%, due 2/1/57	1,019,647	1,102,391
3.00%, due 6/1/57	16,689	18,034
3.50%, due 8/1/56	1,266,330	1,379,370
4.50%, due 6/1/45	168,455	186,322
5.00%, due 7/1/44	301,933	338,572
UMBS, 15 Year
2.50%, due 11/1/34	292,994	309,748
3.00%, due 10/1/34	128,545	136,746
3.00%, due 11/1/34	24,672	26,327
3.00%, due 12/1/34	28,680	30,626
UMBS, 30 Year
2.50%, due 1/1/50	121,277	125,956
2.50%, due 10/1/50	124,679	129,533
2.50%, due 1/1/51	349,608	361,702
2.50%, due 8/1/51	22,576	23,307
3.00%, due 1/1/43	56,414	60,209
3.00%, due 5/1/43	538,086	573,603
3.00%, due 1/1/46	2,450	2,595
3.00%, due 9/1/46	912,308	973,106
3.00%, due 2/1/47	7,454,987	7,949,065

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
3.00%, due 3/1/47	$ 567,923	$ 607,926
3.00%, due 11/1/48	79,730	84,755
3.00%, due 8/1/49	212,367	229,430
3.00%, due 9/1/49	45,151	47,979
3.50%, due 12/1/45	117,164	126,102
3.50%, due 7/1/46	333,534	364,038
3.50%, due 3/1/47	100,220	107,718
3.50%, due 7/1/47	87,185	93,729
3.50%, due 8/1/47	117,172	124,838
3.50%, due 8/1/47	94,753	103,952
3.50%, due 12/1/47	27,114	29,879
3.50%, due 12/1/47	48,775	54,118
3.50%, due 1/1/48	280,449	302,701
3.50%, due 3/1/48	37,773	41,632
3.50%, due 7/1/48	2,377,143	2,547,094
4.00%, due 1/1/48	584,770	641,191
4.00%, due 1/1/48	1,064,728	1,157,740
4.00%, due 3/1/48	209,244	229,243
4.00%, due 2/1/49	163,891	175,663
4.50%, due 11/1/42	75,049	84,078
4.50%, due 10/1/44	241,000	270,752
4.50%, due 3/1/45	353,813	397,491
4.50%, due 2/1/46	393,041	439,928
4.50%, due 3/1/48	229,395	249,716
4.50%, due 8/1/48	134,817	146,193
5.00%, due 5/1/48	182,408	201,566
6.00%, due 2/1/37	29,151	34,435
		22,734,363
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.2%
GNMA I, 30 Year
4.00%, due 1/15/45	548,371	607,342
4.00%, due 7/15/47	468,182	505,186
4.00%, due 8/15/47	77,384	85,017
4.00%, due 11/15/47	71,639	78,774
4.00%, due 12/15/47	95,180	103,434
4.50%, due 8/15/46	605,997	690,167
GNMA II, 30 Year
4.00%, due 8/20/47	30,334	33,176
4.00%, due 8/20/47	69,531	74,842
4.00%, due 8/20/47	22,939	24,829
4.00%, due 6/20/48	320,400	341,266
4.50%, due 2/20/48	73,121	78,937
4.50%, due 5/20/48	44,294	47,979
4.50%, due 5/20/48	183,746	197,682
5.00%, due 8/20/48	434,872	468,416
		3,337,047

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 2.9%
U.S. Treasury Bonds
1.375%, due 11/15/40	$ 2,707,000	$ 2,431,647
1.375%, due 8/15/50	8,806,800	7,431,425
1.625%, due 11/15/50	14,468,900	12,998,837
1.75%, due 8/15/41	12,067,000	11,535,298
1.875%, due 2/15/51	4,236,100	4,039,518
2.375%, due 5/15/51	744,000	793,988
2.75%, due 8/15/42	6,590,900	7,417,080
		46,647,793
United States Treasury Inflation - Indexed Notes 0.9%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/31	2,633,386	2,890,039
0.625%, due 4/15/23	11,233,697	11,754,425
		14,644,464
United States Treasury Notes 6.3%
U.S. Treasury Notes
0.125%, due 4/30/23	12,385,000	12,368,551
0.125%, due 6/30/23	3,668,000	3,661,696
0.125%, due 8/31/23	1,608,000	1,603,729
0.25%, due 5/15/24	2,141,000	2,130,713
0.375%, due 9/15/24	1,573,000	1,566,241
0.375%, due 1/31/26	4,346,900	4,253,510
0.50%, due 2/28/26	18,186,000	17,879,111
0.625%, due 7/31/26	15,412,000	15,165,167
0.75%, due 4/30/26	10,272,000	10,192,954
0.75%, due 8/31/26	2,981,000	2,949,094
0.875%, due 6/30/26	14,227,000	14,176,983
0.875%, due 9/30/26	1,976,000	1,965,348
1.125%, due 8/31/28	340,000	335,963
1.25%, due 4/30/28	580,000	579,592
1.25%, due 6/30/28	1,122,000	1,119,633
1.25%, due 8/15/31	9,361,000	9,134,288
		99,082,573
Total U.S. Government & Federal Agencies (Cost $199,673,940)		199,919,108
Total Long-Term Bonds (Cost $552,740,320)		559,789,437

	Shares
Common Stocks 63.9%
Aerospace & Defense 1.1%
General Dynamics Corp.	53,454	10,478,588
L3Harris Technologies, Inc.	31,233	6,878,756
		17,357,344

	Shares	Value
Common Stocks
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	95,852	$ 17,454,649
Airlines 0.4%
Southwest Airlines Co. (l)	134,094	6,896,454
Auto Components 0.4%
Aptiv plc (l)	39,430	5,873,887
Banks 1.5%
Bank of America Corp.	554,434	23,535,723
Beverages 0.9%
Constellation Brands, Inc., Class A	17,695	3,728,159
Monster Beverage Corp. (l)	115,490	10,258,977
		13,987,136
Biotechnology 0.7%
AbbVie, Inc.	109,300	11,790,191
Building Products 0.2%
Trane Technologies plc	18,906	3,264,121
Capital Markets 2.9%
Charles Schwab Corp. (The)	60,266	4,389,775
CME Group, Inc.	64,715	12,514,587
Morgan Stanley	243,970	23,740,721
S&P Global, Inc.	10,729	4,558,645
		45,203,728
Chemicals 0.5%
Sherwin-Williams Co. (The)	25,902	7,245,566
Communications Equipment 0.5%
Motorola Solutions, Inc.	34,326	7,974,616
Consumer Finance 1.1%
American Express Co.	107,080	17,939,112
Electrical Equipment 0.4%
Rockwell Automation, Inc.	21,864	6,428,891
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	136,453	4,979,170

	Shares	Value
Common Stocks
Entertainment 1.7%
Activision Blizzard, Inc.	110,457	$ 8,548,267
Netflix, Inc. (l)	9,266	5,655,411
Walt Disney Co. (The) (l)	73,255	12,392,548
		26,596,226
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	47,462	21,327,050
Sysco Corp.	74,331	5,834,983
		27,162,033
Food Products 0.5%
Hershey Co. (The)	43,803	7,413,658
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	120,705	14,258,882
Align Technology, Inc. (l)	5,354	3,562,712
Edwards Lifesciences Corp. (l)	69,590	7,878,284
Intuitive Surgical, Inc. (l)	6,232	6,195,543
Medtronic plc	65,947	8,266,456
Stryker Corp.	23,221	6,123,842
		46,285,719
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	81,575	31,874,616
Hotels, Restaurants & Leisure 3.3%
Booking Holdings, Inc. (l)	4,623	10,974,401
Hilton Worldwide Holdings, Inc. (l)	79,064	10,445,145
McDonald's Corp.	87,085	20,997,064
Starbucks Corp.	91,455	10,088,401
		52,505,011
Household Products 0.9%
Procter & Gamble Co. (The)	102,448	14,322,230
Industrial Conglomerates 1.0%
Honeywell International, Inc.	77,249	16,398,418
Insurance 1.0%
Progressive Corp. (The)	175,723	15,883,602
Interactive Media & Services 3.8%
Alphabet, Inc., Class C (l)	22,857	60,920,991
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc. (l)	13,781	45,271,136

	Shares	Value
Common Stocks
IT Services 3.3%
Accenture plc, Class A	36,006	$ 11,519,039
Fidelity National Information Services, Inc.	43,544	5,298,434
Mastercard, Inc., Class A	99,817	34,704,375
		51,521,848
Leisure Products 0.4%
Hasbro, Inc.	77,146	6,882,966
Life Sciences Tools & Services 1.2%
Illumina, Inc. (l)	12,478	5,061,202
Thermo Fisher Scientific, Inc.	25,306	14,458,077
		19,519,279
Machinery 1.2%
Deere & Co.	46,996	15,746,950
Parker-Hannifin Corp.	11,601	3,243,871
		18,990,821
Media 1.4%
Comcast Corp., Class A	388,924	21,752,519
Multiline Retail 0.9%
Dollar General Corp.	70,696	14,997,449
Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	13,146	3,942,880
Pharmaceuticals 2.4%
AstraZeneca plc, Sponsored ADR	92,861	5,577,232
Eli Lilly and Co.	90,751	20,968,019
Merck & Co., Inc.	161,522	12,131,917
		38,677,168
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (l)	55,483	5,401,825
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. (l)	77,695	7,994,816
Lam Research Corp.	41,938	23,869,013
NVIDIA Corp.	116,613	24,157,549
Texas Instruments, Inc.	77,001	14,800,362
		70,821,740
Software 8.5%
Adobe, Inc. (l)	54,853	31,579,969
Autodesk, Inc. (l)	7,631	2,176,132
Cadence Design Systems, Inc. (l)	43,667	6,612,931

	Shares	Value
Common Stocks
Software
Microsoft Corp.	294,679	$ 83,075,904
salesforce.com, Inc. (l)	41,260	11,190,537
		134,635,473
Specialty Retail 1.6%
Home Depot, Inc. (The)	76,486	25,107,294
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	378,951	53,621,567
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	91,564	13,297,840
Total Common Stocks (Cost $591,401,389)		1,013,734,897
Preferred Stock 0.0% ‡
Banks 0.0% ‡
First Republic Bank, 4.125% (h)(l)	18,500	462,315
Total Preferred Stock (Cost $462,500)		462,315
Short-Term Investments 4.3%
Affiliated Investment Company 4.1%
MainStay U.S. Government Liquidity Fund, 0.01% (m)	65,070,101	65,070,101
Unaffiliated Investment Company 0.2%
Wells Fargo Government Money Market Fund, 0.025% (m)(n)	2,338,391	2,338,391
Total Short-Term Investments (Cost $67,408,492)		67,408,492
Total Investments (Cost $1,212,012,701)	103.5%	1,641,395,141
Other Assets, Less Liabilities	(3.5)	(56,246,572)
Net Assets	100.0%	$ 1,585,148,569

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, the total market value was $1,048,732, which represented 0.1% of the Portfolio’s net assets.
(e)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.

(f)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $2,821,424; the total market value of collateral held by the Portfolio was $2,925,988. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $587,597. The Portfolio received cash collateral with a value of $2,338,391.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(h)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(i)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2021, the total net market value was $42,077,579, which represented 2.7% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(j)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of September 30, 2021.
(n)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
TBD—To Be Determined
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 39,741,681	$ —	$ 39,741,681
Corporate Bonds	—	200,290,868	—	200,290,868
Loan Assignments	—	12,758,259	—	12,758,259
Mortgage-Backed Securities	—	107,079,521	—	107,079,521
U.S. Government & Federal Agencies	—	199,919,108	—	199,919,108
Total Long-Term Bonds	—	559,789,437	—	559,789,437
Common Stocks	1,013,734,897	—	—	1,013,734,897
Preferred Stock	462,315	—	—	462,315
Short-Term Investments
Affiliated Investment Company	65,070,101	—	—	65,070,101
Unaffiliated Investment Company	2,338,391	—	—	2,338,391
Total Short-Term Investments	67,408,492	—	—	67,408,492
Total Investments in Securities	$ 1,081,605,704	$ 559,789,437	$ —	$ 1,641,395,141

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington U.S. Equity Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 1.2%
Raytheon Technologies Corp.	127,547	$ 10,963,940
Air Freight & Logistics 1.0%
FedEx Corp.	39,900	8,749,671
Automobiles 0.5%
Tesla, Inc. (a)	5,500	4,265,140
Banks 5.5%
Bank of America Corp.	467,775	19,857,049
JPMorgan Chase & Co.	140,717	23,033,966
PNC Financial Services Group, Inc. (The)	38,938	7,617,830
		50,508,845
Beverages 2.3%
Constellation Brands, Inc., Class A	51,163	10,779,533
Monster Beverage Corp. (a)	109,498	9,726,707
		20,506,240
Biotechnology 2.3%
Regeneron Pharmaceuticals, Inc. (a)	14,750	8,926,405
Seagen, Inc. (a)	37,926	6,439,835
Vertex Pharmaceuticals, Inc. (a)	31,880	5,782,713
		21,148,953
Building Products 0.9%
Fortune Brands Home & Security, Inc.	95,327	8,524,140
Capital Markets 3.9%
BlackRock, Inc.	12,901	10,819,553
Charles Schwab Corp. (The)	120,832	8,801,403
Morgan Stanley	159,105	15,482,507
		35,103,463
Chemicals 2.0%
PPG Industries, Inc.	61,684	8,821,429
Sherwin-Williams Co. (The)	34,424	9,629,425
		18,450,854
Commercial Services & Supplies 0.6%
Copart, Inc. (a)	36,186	5,019,722
Consumer Finance 1.6%
American Express Co.	88,744	14,867,282
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	201,652	10,891,225

	Shares	Value
Common Stocks
Electric Utilities 2.1%
American Electric Power Co., Inc.	59,175	$ 4,803,827
Duke Energy Corp.	87,671	8,555,813
Pinnacle West Capital Corp.	79,964	5,786,195
		19,145,835
Electrical Equipment 0.9%
AMETEK, Inc.	64,639	8,015,882
Electronic Equipment, Instruments & Components 1.6%
CDW Corp.	44,617	8,121,186
Corning, Inc.	180,449	6,584,584
		14,705,770
Entertainment 3.5%
Netflix, Inc. (a)	25,513	15,571,604
Walt Disney Co. (The) (a)	97,240	16,450,091
		32,021,695
Equity Real Estate Investment Trusts 1.7%
American Tower Corp.	33,904	8,998,461
Gaming and Leisure Properties, Inc.	131,353	6,084,271
		15,082,732
Health Care Equipment & Supplies 4.7%
Abbott Laboratories	65,241	7,706,920
Baxter International, Inc.	108,991	8,766,146
Becton Dickinson and Co.	31,000	7,620,420
Danaher Corp.	38,903	11,843,629
Hologic, Inc. (a)	91,651	6,764,760
		42,701,875
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	47,705	18,640,252
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc., Class A (a)	43,466	7,291,421
Booking Holdings, Inc. (a)	4,111	9,758,980
McDonald's Corp.	41,139	9,919,024
		26,969,425
Household Products 2.9%
Colgate-Palmolive Co.	118,851	8,982,759
Procter & Gamble Co. (The)	123,869	17,316,886
		26,299,645
Insurance 0.9%
Chubb Ltd.	47,751	8,283,844

	Shares	Value
Common Stocks
Interactive Media & Services 8.7%
Alphabet, Inc. (a)
Class A	15,680	$ 41,920,794
Class C	4,733	12,614,912

Facebook, Inc., Class A (a)	71,920	24,408,929
		78,944,635
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc. (a)	11,777	38,687,916
IT Services 3.8%
Fidelity National Information Services, Inc.	67,366	8,197,095
Global Payments, Inc.	44,019	6,936,514
GoDaddy, Inc., Class A (a)	79,437	5,536,759
Mastercard, Inc., Class A	39,745	13,818,541
		34,488,909
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	22,699	12,968,620
Machinery 2.6%
Deere & Co.	24,282	8,136,170
Illinois Tool Works, Inc.	32,888	6,795,647
Nordson Corp.	35,666	8,493,858
		23,425,675
Oil, Gas & Consumable Fuels 1.4%
EOG Resources, Inc.	82,993	6,661,848
Pioneer Natural Resources Co.	38,029	6,332,209
		12,994,057
Pharmaceuticals 2.8%
Eli Lilly and Co.	52,807	12,201,057
Merck & Co., Inc.	182,214	13,686,094
		25,887,151
Professional Services 1.7%
Equifax, Inc.	32,216	8,164,179
Leidos Holdings, Inc.	78,627	7,558,413
		15,722,592
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. (a)	88,527	9,109,428
KLA Corp.	29,265	9,789,435
Marvell Technology, Inc.	146,361	8,827,032
QUALCOMM, Inc.	73,523	9,482,997
Texas Instruments, Inc.	73,861	14,196,823
		51,405,715

	Shares	Value
Common Stocks
Software 9.3%
Microsoft Corp.	200,041	$ 56,395,559
salesforce.com, Inc. (a)	57,616	15,626,611
SS&C Technologies Holdings, Inc.	68,571	4,758,827
Workday, Inc., Class A (a)	33,084	8,267,361
		85,048,358
Specialty Retail 1.6%
TJX Cos., Inc. (The)	222,672	14,691,899
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	300,824	42,566,596
NetApp, Inc.	105,563	9,475,335
		52,041,931
Textiles, Apparel & Luxury Goods 2.9%
NIKE, Inc., Class B	75,715	10,996,089
PVH Corp. (a)	59,998	6,167,194
VF Corp.	141,247	9,462,137
		26,625,420
Total Common Stocks (Cost $761,074,237)		893,799,308
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 0.01% (b)	17,055,969	17,055,969
Total Short-Term Investment (Cost $17,055,969)		17,055,969
Total Investments (Cost $778,130,206)	100.0%	910,855,277
Other Assets, Less Liabilities	0.0‡	394,055
Net Assets	100.0%	$ 911,249,332

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of September 30, 2021.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 893,799,308	$ —	$ —	$ 893,799,308
Short-Term Investment
Affiliated Investment Company	17,055,969	—	—	17,055,969
Total Investments in Securities	$ 910,855,277	$ —	$ —	$ 910,855,277

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Convertible Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 1.9%
Corporate Bonds 1.9%
Biotechnology 0.5%
Bridgebio Pharma, Inc.
2.50%, due 3/15/27	$ 6,895,000	$ 9,530,388
Leisure Time 0.2%
NCL Corp. Ltd.
5.375%, due 8/1/25	2,860,000	4,882,020
Oil & Gas 0.0% ‡
Valaris Ltd.
Series 1145
8.25% (8.25% Cash or 12.00% PIK), due 4/30/28 (a)	801,000	831,038
Oil & Gas Services 0.1%
Weatherford International Ltd.
11.00%, due 12/1/24 (b)	1,137,000	1,197,397
Semiconductors 0.8%
Silicon Laboratories, Inc.
0.625%, due 6/15/25	11,949,000	15,342,020
Software 0.3%
Five9, Inc.
0.50%, due 6/1/25	4,933,000	6,652,298
Total Corporate Bonds (Cost $45,640,724)		38,435,161
Total Long-Term Bonds (Cost $45,640,724)		38,435,161
Convertible Securities 89.3%
Convertible Bonds 78.9%
Airlines 3.0%
American Airlines Group, Inc.
6.50%, due 7/1/25	6,895,000	10,571,366
JetBlue Airways Corp.
0.50%, due 4/1/26 (b)	4,623,000	4,552,934
Southwest Airlines Co.
1.25%, due 5/1/25	29,005,000	43,434,987
Spirit Airlines, Inc.
1.00%, due 5/15/26	3,235,000	3,047,098
		61,606,385
Auto Manufacturers 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26 (b)	25,312,000	27,416,060

	Principal Amount	Value
Convertible Bonds
Biotechnology 5.2%
Apellis Pharmaceuticals, Inc.
3.50%, due 9/15/26	$ 4,715,000	$ 5,852,494
BioMarin Pharmaceutical, Inc.
0.599%, due 8/1/24	20,016,000	20,530,137
1.25%, due 5/15/27	17,392,000	17,493,281
Exact Sciences Corp.
0.375%, due 3/1/28	21,770,000	23,480,251
Guardant Health, Inc.
(zero coupon), due 11/15/27 (b)	7,494,000	8,618,100
Halozyme Therapeutics, Inc.
0.25%, due 3/1/27 (b)	3,493,000	3,181,686
Illumina, Inc.
(zero coupon), due 8/15/23 (c)	15,498,000	18,082,358
Ionis Pharmaceuticals, Inc.
(zero coupon), due 4/1/26 (b)	9,307,000	8,504,153
		105,742,460
Building Materials 0.9%
Patrick Industries, Inc.
1.00%, due 2/1/23	16,885,000	19,270,006
Commercial Services 3.3%
Alarm.com Holdings, Inc.
(zero coupon), due 1/15/26 (b)	3,250,000	2,928,250
Chegg, Inc.
(zero coupon), due 9/1/26	10,000,000	9,905,000
Euronet Worldwide, Inc.
0.75%, due 3/15/49	11,685,000	12,960,640
Repay Holdings Corp.
(zero coupon), due 2/1/26 (b)	2,180,000	2,115,962
Sabre GLBL, Inc.
4.00%, due 4/15/25	1,185,000	2,048,566
Shift4 Payments, Inc. (b)
(zero coupon), due 12/15/25	2,300,000	2,774,155
0.50%, due 8/1/27	1,180,000	1,177,017
Square, Inc. (b)(c)
(zero coupon), due 5/1/26	14,812,000	17,040,240
0.25%, due 11/1/27	13,105,000	15,517,230
		66,467,060
Computers 3.2%
Lumentum Holdings, Inc.
0.25%, due 3/15/24	27,359,000	40,217,730
Parsons Corp.
0.25%, due 8/15/25	2,878,000	2,900,296
Western Digital Corp.
1.50%, due 2/1/24 (d)	4,634,000	4,694,428

	Principal Amount	Value
Convertible Bonds
Computers
Zscaler, Inc.
0.125%, due 7/1/25	$ 9,088,000	$ 16,619,187
		64,431,641
Cosmetics & Personal Care 0.1%
Beauty Health Co. (The)
1.25%, due 10/1/26 (b)	1,922,000	2,133,420
Diversified Financial Services 0.5%
LendingTree, Inc.
0.625%, due 6/1/22	7,200,000	7,209,000
Upstart Holdings, Inc.
0.25%, due 8/15/26 (b)	2,380,000	3,275,475
		10,484,475
Electric 1.7%
NRG Energy, Inc.
2.75%, due 6/1/48	29,752,000	35,047,856
Energy-Alternate Sources 2.0%
Enphase Energy, Inc.
(zero coupon), due 3/1/26 (b)	9,315,000	8,732,813
NextEra Energy Partners LP
(zero coupon), due 11/15/25 (b)	10,860,000	11,565,900
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	16,283,000	20,239,769
		40,538,482
Entertainment 2.5%
Live Nation Entertainment, Inc.
2.50%, due 3/15/23	9,704,000	14,048,057
Marriott Vacations Worldwide Corp.
(zero coupon), due 1/15/26 (b)	3,060,000	3,438,675
Vail Resorts, Inc.
(zero coupon), due 1/1/26 (b)	30,094,000	32,275,815
		49,762,547
Food 0.6%
Chefs' Warehouse, Inc. (The)
1.875%, due 12/1/24	11,724,000	12,553,740
Healthcare-Products 2.6%
CONMED Corp.
2.625%, due 2/1/24	14,887,000	23,084,154
Haemonetics Corp.
(zero coupon), due 3/1/26 (b)	4,580,000	3,972,439
Integra LifeSciences Holdings Corp.
0.50%, due 8/15/25	8,831,000	9,745,008

	Principal Amount	Value
Convertible Bonds
Healthcare-Products
NuVasive, Inc.
0.375%, due 3/15/25	$ 12,958,000	$ 12,544,964
Omnicell, Inc.
0.25%, due 9/15/25	1,735,000	2,775,542
		52,122,107
Healthcare-Services 3.4%
Anthem, Inc.
2.75%, due 10/15/42	7,764,000	41,017,989
Teladoc Health, Inc.
1.25%, due 6/1/27	28,389,000	28,656,893
		69,674,882
Internet 9.6%
Booking Holdings, Inc.
0.75%, due 5/1/25	11,000,000	16,208,500
Etsy, Inc.
0.25%, due 6/15/28 (b)	26,578,000	30,285,631
Expedia Group, Inc.
(zero coupon), due 2/15/26 (b)(c)	2,758,000	2,991,467
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	13,160,000	24,740,800
Okta, Inc.
0.125%, due 9/1/25	7,194,000	10,190,301
Palo Alto Networks, Inc.
0.375%, due 6/1/25	11,770,000	19,491,986
0.75%, due 7/1/23	13,152,000	23,935,325
Q2 Holdings, Inc.
0.75%, due 6/1/26	2,800,000	3,152,559
Shopify, Inc.
0.125%, due 11/1/25	17,355,000	21,329,295
Snap, Inc.
(zero coupon), due 5/1/27 (b)	4,625,000	5,337,594
0.75%, due 8/1/26	1,000	3,266
Twitter, Inc.
(zero coupon), due 3/15/26 (b)	6,865,000	6,407,377
Uber Technologies, Inc.
(zero coupon), due 12/15/25 (b)	12,588,000	12,306,412
Wix.com Ltd.
(zero coupon), due 7/1/23	4,873,000	7,248,588
Zendesk, Inc.
0.625%, due 6/15/25	9,259,000	11,819,109
		195,448,210
Leisure Time 0.4%
NCL Corp. Ltd.
6.00%, due 5/15/24	1,756,000	3,769,254

	Principal Amount	Value
Convertible Bonds
Leisure Time
Royal Caribbean Cruises Ltd.
4.25%, due 6/15/23	$ 3,070,000	$ 4,328,700
		8,097,954
Machinery-Diversified 2.0%
Chart Industries, Inc.
1.00%, due 11/15/24 (b)	12,471,000	40,772,376
Media 3.8%
Cable One, Inc.
1.125%, due 3/15/28 (b)(c)	18,790,000	19,158,848
DISH Network Corp.
(zero coupon), due 12/15/25 (b)	22,607,000	27,128,400
Liberty Media Corp.
1.375%, due 10/15/23	11,955,000	16,336,069
Liberty Media Corp-Liberty Formula One
1.00%, due 1/30/23	9,954,000	14,166,328
		76,789,645
Oil & Gas 5.0%
Centennial Resource Production LLC
3.25%, due 4/1/28	14,611,000	19,298,119
EQT Corp.
1.75%, due 5/1/26	23,557,000	37,255,395
Pioneer Natural Resources Co.
0.25%, due 5/15/25	27,292,000	44,185,748
		100,739,262
Oil & Gas Services 2.2%
Helix Energy Solutions Group, Inc.
6.75%, due 2/15/26	18,071,000	18,887,706
Oil States International, Inc.
1.50%, due 2/15/23	1,013,000	950,684
4.75%, due 4/1/26 (b)	25,625,000	25,128,516
		44,966,906
Pharmaceuticals 3.3%
Dexcom, Inc.
0.25%, due 11/15/25 (c)	28,123,000	33,466,370
Neurocrine Biosciences, Inc.
2.25%, due 5/15/24 (c)	15,225,000	20,337,880
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (c)	10,608,000	11,469,900
2.375%, due 4/1/22	1,094,000	1,135,709
		66,409,859
Real Estate Investment Trusts 0.6%
Pebblebrook Hotel Trust
1.75%, due 12/15/26	5,863,000	6,575,354

	Principal Amount	Value
Convertible Bonds
Real Estate Investment Trusts
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 6,165,000	$ 6,505,807
		13,081,161
Retail 2.4%
American Eagle Outfitters, Inc.
3.75%, due 4/15/25	2,758,000	8,472,300
Burlington Stores, Inc.
2.25%, due 4/15/25	20,948,000	30,531,710
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,488,000	9,084,760
		48,088,770
Semiconductors 2.7%
Cree, Inc.
1.75%, due 5/1/26	1,495,000	2,766,008
Microchip Technology, Inc.
0.125%, due 11/15/24	26,912,000	30,557,093
ON Semiconductor Corp.
1.625%, due 10/15/23	5,984,000	13,502,896
Rambus, Inc.
1.375%, due 2/1/23	6,552,000	8,291,400
		55,117,397
Software 11.3%
Akamai Technologies, Inc.
0.375%, due 9/1/27	18,297,000	20,068,112
Atlassian, Inc.
0.625%, due 5/1/23	7,925,000	36,096,509
Avalara, Inc.
0.25%, due 8/1/26 (b)	2,365,000	2,439,663
Bentley Systems, Inc.
0.125%, due 1/15/26 (b)	3,445,000	3,980,741
Bill.com Holdings, Inc.
(zero coupon), due 12/1/25 (b)	5,190,000	9,233,816
Coupa Software, Inc.
0.375%, due 6/15/26	8,365,000	9,070,797
Datadog, Inc.
0.125%, due 6/15/25	10,168,000	16,837,191
Envestnet, Inc.
1.75%, due 6/1/23	15,925,000	20,165,031
Everbridge, Inc.
0.125%, due 12/15/24	10,466,000	15,405,451
J2 Global, Inc.
1.75%, due 11/1/26 (b)	3,285,000	4,127,676
MongoDB, Inc.
0.25%, due 1/15/26	7,540,000	17,209,024
RingCentral, Inc.
(zero coupon), due 3/1/25	28,729,000	28,459,666

	Principal Amount	Value
Convertible Bonds
Software
Splunk, Inc.
0.50%, due 9/15/23	$ 17,072,000	$ 20,038,260
Workday, Inc.
0.25%, due 10/1/22	10,554,000	18,093,657
Zynga, Inc.
(zero coupon), due 12/15/26 (b)	8,495,000	8,245,459
		229,471,053
Telecommunications 3.9%
Infinera Corp.
2.50%, due 3/1/27	4,490,000	5,960,475
InterDigital, Inc.
2.00%, due 6/1/24	2,860,000	3,101,312
Nice Ltd.
(zero coupon), due 9/15/25 (c)	39,334,000	46,291,201
Viavi Solutions, Inc.
1.00%, due 3/1/24	14,133,000	18,425,899
Vonage Holdings Corp.
1.75%, due 6/1/24	5,148,000	6,016,932
		79,795,819
Transportation 1.1%
Atlas Air Worldwide Holdings, Inc.
1.875%, due 6/1/24	15,022,000	21,866,399
Trucking & Leasing 0.2%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28 (b)	3,235,000	3,383,810
Total Convertible Bonds (Cost $1,431,123,710)		1,601,279,742

	Shares
Convertible Preferred Stocks 10.4%
Banks 1.7%
Bank of America Corp.
Series L
7.25% (e)	11,636	16,783,999
Wells Fargo & Co.
Series L
7.50% (e)	12,264	18,175,248
		34,959,247
Capital Markets 1.1%
KKR & Co., Inc.
Series C
6.00% (c)	283,400	22,391,434

	Shares	Value
Convertible Preferred Stocks
Chemicals 0.2%
Lyondellbasell Advanced Polymers, Inc.
6.00% (e)	4,110	$ 4,165,485
Electric Utilities 0.7%
PG&E Corp.
5.50%	154,100	14,731,960
Health Care Equipment & Supplies 4.1%
Becton Dickinson and Co.
Series B
6.00% (c)	106,750	5,762,365
Danaher Corp. (c)
Series A
4.75%	34,270	69,499,903
Series B
5.00%	4,769	7,737,082
		82,999,350
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)
6.875%	150,600	14,517,840
Machinery 1.0%
RBC Bearings, Inc.
Series A
5.00%	17,043	1,899,783
Stanley Black & Decker, Inc.
5.25% (c)	164,200	17,280,408
		19,180,191
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc.
Series A
8.00%	12,125	18,575,622
Total Convertible Preferred Stocks (Cost $185,323,052)		211,521,129
Total Convertible Securities (Cost $1,616,446,762)		1,812,800,871
Common Stocks 0.9%
Banks 0.6%
Bank of America Corp.	267,678	11,362,931
Energy Equipment & Services 0.3%
Valaris Ltd. (f)	111,802	3,899,654

	Shares	Value
Common Stocks
Energy Equipment & Services
Weatherford International plc (f)	157,538	$ 3,098,772
		6,998,426
Total Common Stocks (Cost $10,218,126)		18,361,357
Short-Term Investments 11.0%
Affiliated Investment Company 7.7%
MainStay U.S. Government Liquidity Fund, 0.01% (g)(h)	156,163,648	156,163,648
Unaffiliated Investment Companies 3.3%
BlackRock Liquidity FedFund, 0.025% (h)(i)	43,515,635	43,515,635
Wells Fargo Government Money Market Fund, 0.025% (h)(i)	24,100,694	24,100,694
		67,616,329
Total Short-Term Investments (Cost $223,779,977)		223,779,977
Total Investments (Cost $1,896,085,589)	103.1%	2,093,377,366
Other Assets, Less Liabilities	(3.1)	(63,729,112)
Net Assets	100.0%	$ 2,029,648,254

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $71,636,219; the total market value of collateral held by the Portfolio was $73,406,652. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $5,790,324. The Portfolio received cash collateral with a value of $67,616,328.
(d)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Non-income producing security.
(g)	As of September 30, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's share class.
(h)	Current yield as of September 30, 2021.
(i)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 38,435,161	$ —	$ 38,435,161
Total Corporate Bonds	—	38,435,161	—	38,435,161
Convertible Securities
Convertible Bonds	—	1,601,279,742	—	1,601,279,742
Convertible Preferred Stocks	211,521,129	—	—	211,521,129
Total Convertible Securities	211,521,129	1,601,279,742	—	1,812,800,871
Common Stocks	18,361,357	—	—	18,361,357
Short-Term Investments
Affiliated Investment Company	156,163,648	—	—	156,163,648
Unaffiliated Investment Companies	67,616,329	—	—	67,616,329
Total Short-Term Investments	223,779,977	—	—	223,779,977
Total Investments in Securities	$ 453,662,463	$ 1,639,714,903	$ —	$ 2,093,377,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Government Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.3%
Asset-Backed Securities 2.3%
Other Asset-Backed Securities 2.3%
Atlantic City Electric Transition Funding LLC
Series 2002-1, Class A4
5.55%, due 10/20/23	$ 79,915	$ 80,049
FirstEnergy Ohio PIRB Special Purpose Trust
Series 2013-1, Class A3
3.45%, due 1/15/36	472,661	518,940
PSNH Funding LLC 3
Series 2018-1, Class A1
3.094%, due 2/1/26	205,911	212,868
United States Small Business Administration
Series 2012-20L, Class 1
1.93%, due 12/1/32	353,197	362,826
Series 2014-20H, Class 1
2.88%, due 8/1/34	357,681	374,784
Series 2015-20G, Class 1
2.88%, due 7/1/35	982,453	1,037,388
Series 2014-20I, Class 1
2.92%, due 9/1/34	398,769	418,795
Series 2014-20C, Class 1
3.21%, due 3/1/34	657,115	697,766
Series 2018-20B, Class 1
3.22%, due 2/1/38	1,555,176	1,666,868
Series 2018-20D, Class 1
3.31%, due 4/1/38	1,961,898	2,141,775
Total Asset-Backed Securities (Cost $7,221,918)		7,512,059
Corporate Bonds 1.7%
Electric 1.3%
Duke Energy Florida Project Finance LLC
Series 2026
2.538%, due 9/1/29	1,900,000	1,988,932
Monongahela Power Co.
4.10%, due 4/15/24 (a)	2,000,000	2,142,069
		4,131,001
Real Estate Investment Trusts 0.4%
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	1,350,000	1,413,197
Total Corporate Bonds (Cost $5,330,958)		5,544,198

	Principal Amount	Value
Mortgage-Backed Securities 20.6%
Agency (Collateralized Mortgage Obligations) 10.3%
FHLMC
REMIC, Series 5073, Class DG
1.50%, due 8/25/38	$ 365,000	$ 367,625
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	2,553,832	418,964
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	394,301	410,713
REMIC, Series 4908, Class BD
3.00%, due 4/25/49	1,352,453	1,397,271
REMIC, Series 4888, Class BA
3.50%, due 9/15/48	258,718	266,660
REMIC, Series 4877, Class AT
3.50%, due 11/15/48	285,685	301,149
REMIC, Series 4877, Class BE
3.50%, due 11/15/48	360,966	376,348
FHLMC, Multifamily Structured Pass-Through Certificates
REMIC, Series K042, Class A2
2.67%, due 12/25/24	1,500,000	1,584,273
REMIC, Series K729, Class A2
3.136%, due 10/25/24	2,745,000	2,915,147
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	2,246,235	2,122,792
FNMA
REMIC, Series 2020-63, Class B
1.25%, due 9/25/50	506,585	510,214
REMIC, Series 2012-124, Class PG
2.00%, due 7/25/42	1,032,738	1,057,957
REMIC, Series 2021-2, Class AI
2.00%, due 2/25/51	5,984,161	662,408
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48	2,070,764	300,424
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	318,953	337,067
REMIC, Series 2019-58, Class LP
3.00%, due 10/25/49	717,301	745,640
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50	1,537,376	126,234
REMIC, Series 2020-10, Class LP
3.50%, due 3/25/50	2,156,888	2,283,918
REMIC, Series 2021-6, Class ML
3.50%, due 6/25/50	1,034,493	1,093,967
REMIC, Series 2021-6, Class MC
3.50%, due 6/25/50	1,985,176	2,141,229
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,519,700	1,629,113
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,063,014	2,226,738

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA, STRIPS (b)
REMIC, Series 360, Class 2
5.00%, due 8/25/35	$ 53,357	$ 9,049
REMIC, Series 361, Class 2
6.00%, due 10/25/35	12,293	2,548
GNMA
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	947,851	945,120
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	473,660	471,131
REMIC, Series 2021-105, Class DB
1.00%, due 6/20/51	983,746	943,579
REMIC, Series 2021-57, Class IN
2.00%, due 2/20/51	493,995	61,173
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51	2,532,826	299,370
REMIC, Series 2014-63, Class PG
2.50%, due 7/20/43	851,959	874,652
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (b)	2,870,033	336,956
REMIC, Series 2021-30, Class WI
2.50%, due 2/20/51	2,716,431	377,753
REMIC, Series 2019-3, Class A
3.00%, due 4/20/48	420,288	431,309
REMIC, Series 2019-59, Class KA
3.00%, due 12/20/48	584,138	608,378
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (b)	1,453,376	202,399
REMIC, Series 2021-136, Class TI
3.00%, due 8/20/51	2,495,795	348,769
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51	3,179,782	432,956
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51	2,000,000	258,508
REMIC, Series 2013-149, Class BA
3.25%, due 8/16/41	1,190,452	1,248,755
UMBS, Single Family, 30 Year (c)
3.00%, due 10/25/51 TBA	1,100,000	1,151,004
3.50%, due 10/25/51 TBA	1,600,000	1,692,906
		33,972,166
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.9%
Arbor Multifamily Mortgage Securities Trust
Series 2021-MF3, Class A5
2.575%, due 10/15/54 (a)(d)	3,000,000	3,089,156
BX Trust
Series 2019-OC11, Class A
3.202%, due 12/9/41 (a)	485,000	518,435

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BXP Trust
Series 2017-GM, Class A
3.379%, due 6/13/39 (a)	$ 1,750,000	$ 1,900,407
FREMF Mortgage Trust (a)(e)
REMIC, Series 2019-K103, Class B
3.572%, due 12/25/51	2,144,000	2,280,930
REMIC, Series 2013-K33, Class B
3.612%, due 8/25/46	933,000	978,798
REMIC, Series 2013-K27, Class B
3.616%, due 1/25/46	1,300,000	1,344,331
REMIC, Series 2013-K24, Class B
3.627%, due 11/25/45	2,000,000	2,054,729
REMIC, Series 2020-K104, Class C
3.66%, due 2/25/52	1,200,000	1,239,483
REMIC, Series 2015-K721, Class B
3.678%, due 11/25/47	3,140,000	3,219,167
REMIC, Series 2012-K23, Class B
3.782%, due 10/25/45	1,222,000	1,253,405
REMIC, Series 2012-K22, Class B
3.811%, due 8/25/45	800,000	820,296
REMIC, Series 2016-K58, Class B
3.866%, due 9/25/49	500,000	544,576
REMIC, Series 2014-K41, Class B
3.964%, due 11/25/47	2,700,000	2,910,181
REMIC, Series 2013-K35, Class B
4.068%, due 12/25/46	1,925,000	2,040,220
REMIC, Series 2016-K54, Class B
4.19%, due 4/25/48	695,000	760,749
REMIC, Series 2014-K40, Class B
4.209%, due 11/25/47	1,645,000	1,784,411
REMIC, Series 2014-K38, Class B
4.376%, due 6/25/47	2,000,000	2,152,328
REMIC, Series 2019-K87, Class C
4.47%, due 1/25/51	1,500,000	1,644,415
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,265,000	1,301,923
Wells Fargo Commercial Mortgage Trust
Series 2018-1745, Class A
3.874%, due 6/15/36 (a)(e)	695,000	764,349
		32,602,289
Whole Loan (Collateralized Mortgage Obligations) 0.4%
Citigroup Mortgage Loan Trust
Series 2006-AR6, Class 1A1
3.054%, due 8/25/36 (e)	71,030	68,328

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Flagstar Mortgage Trust
Series 2021-2, Class A2
2.50%, due 4/25/51 (a)(f)	$ 956,254	$ 967,971
Seasoned Loans Structured Transaction
Series 2019-1, Class A1
3.50%, due 5/25/29	322,814	337,281
		1,373,580
Total Mortgage-Backed Securities (Cost $67,704,780)		67,948,035
Municipal Bonds 2.1%
New Jersey 0.8%
New Jersey Turnpike Authority Revenue Bonds
1.483%, due 1/1/28	1,000,000	990,455
7.102%, due 1/1/41	1,000,000	1,591,238
		2,581,693
New York 1.3%
New York State Thruway Authority Revenue Bonds
Series M
2.90%, due 1/1/35	4,000,000	4,219,793
Total Municipal Bonds (Cost $6,841,641)		6,801,486
U.S. Government & Federal Agencies 71.6%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 14.0%
FHLMC Gold Pools, 30 Year
2.50%, due 8/1/46	747,449	774,680
3.00%, due 2/1/46	1,315,669	1,391,905
3.00%, due 4/1/47	1,428,676	1,509,137
3.50%, due 1/1/44	338,635	367,572
3.50%, due 1/1/48	1,357,043	1,457,295
4.00%, due 7/1/44	744,061	818,278
4.00%, due 12/1/46	544,080	593,490
4.00%, due 10/1/48	616,425	681,448
4.00%, due 3/1/49	277,776	297,719
4.50%, due 12/1/44	1,020,029	1,142,836
5.00%, due 11/1/41	777,296	887,337
6.50%, due 4/1/37	22,331	26,221
FHLMC Gold Pools, Other
4.50%, due 3/1/41	160,530	176,508
Freddie Mac Pool, 30 Year
2.50%, due 5/1/51	1,373,793	1,418,048

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
Tennessee Valley Authority
4.65%, due 6/15/35	$ 4,395,000	$ 5,693,669
UMBS, 15 Year
2.00%, due 6/1/35	890,048	919,464
2.50%, due 9/1/34	339,844	354,533
UMBS, 30 Year
2.00%, due 7/1/50	3,352,817	3,364,358
2.00%, due 7/1/50	1,193,193	1,197,300
2.00%, due 8/1/50	1,469,879	1,474,939
2.00%, due 8/1/50	3,015,918	3,050,685
2.00%, due 8/1/50	2,172,629	2,180,107
2.00%, due 9/1/50	988,517	991,919
2.00%, due 11/1/50	1,987,546	1,994,387
2.50%, due 3/1/50	1,221,360	1,260,393
2.50%, due 7/1/50	1,990,974	2,054,602
2.50%, due 10/1/50	179,430	185,968
2.50%, due 11/1/50	1,857,129	1,916,480
2.50%, due 1/1/51	495,107	512,477
2.50%, due 2/1/51	2,571,950	2,660,177
3.00%, due 6/1/46	706,721	747,303
3.00%, due 8/1/49	1,341,309	1,405,618
3.00%, due 9/1/49	232,984	243,853
3.00%, due 11/1/49	802,556	846,818
3.50%, due 1/1/50	1,230,936	1,301,276
United States International Development Finance Corp.
5.142%, due 12/15/23	103,659	109,669
		46,008,469
Federal National Mortgage Association (Mortgage Pass-Through Securities) 33.4%
FNMA, Other
2.50%, due 1/1/57	706,426	740,794
2.68%, due 5/1/25	2,000,000	2,114,531
2.73%, due 4/1/25	1,025,000	1,085,233
3.00%, due 9/1/46	583,115	602,483
3.00%, due 10/1/46	592,332	612,435
3.00%, due 10/1/48	13,115	13,346
3.00%, due 2/1/57	584,776	632,231
3.00%, due 6/1/57	690,827	746,492
6.00%, due 4/1/37	7,475	8,372
6.50%, due 8/1/47	12,161	13,192
UMBS, 15 Year
2.00%, due 6/1/35	1,630,706	1,680,802
UMBS, 20 Year
2.00%, due 5/1/41	2,434,449	2,472,867
2.50%, due 6/1/41	2,055,731	2,128,871
2.50%, due 7/1/41	2,079,019	2,153,608
3.00%, due 10/1/32	406,544	433,883

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
2.00%, due 6/1/50	$ 1,707,687	$ 1,713,565
2.00%, due 8/1/50	3,227,807	3,238,917
2.00%, due 10/1/50	2,773,690	2,796,024
2.00%, due 10/1/50	2,235,504	2,245,202
2.00%, due 12/1/50	1,942,162	1,948,847
2.00%, due 3/1/51	2,420,758	2,434,386
2.50%, due 1/1/47	1,910,714	1,982,065
2.50%, due 9/1/49	1,702,601	1,760,165
2.50%, due 3/1/50	631,099	656,479
2.50%, due 3/1/50	1,389,770	1,434,185
2.50%, due 3/1/50	1,459,480	1,506,123
2.50%, due 4/1/50	2,390,901	2,492,546
2.50%, due 5/1/50	3,643,800	3,760,250
2.50%, due 7/1/50	1,988,588	2,052,140
2.50%, due 8/1/50	2,363,068	2,446,985
2.50%, due 8/1/50	2,974,592	3,080,385
2.50%, due 9/1/50	2,752,429	2,866,846
2.50%, due 10/1/50	2,545,193	2,627,190
2.50%, due 11/1/50	2,761,786	2,891,558
2.50%, due 1/1/51	2,374,488	2,468,686
2.50%, due 1/1/51	2,212,801	2,292,122
2.50%, due 4/1/51	1,839,318	1,921,988
3.00%, due 10/1/44	1,184,159	1,267,867
3.00%, due 3/1/47	671,541	710,382
3.00%, due 12/1/47	867,971	916,469
3.00%, due 10/1/49	868,336	908,382
3.00%, due 3/1/50	1,262,593	1,346,555
3.00%, due 3/1/50	1,799,469	1,910,097
3.00%, due 3/1/50	1,540,230	1,617,039
3.00%, due 5/1/50	1,406,214	1,472,132
3.00%, due 7/1/50	2,158,707	2,273,810
3.50%, due 5/1/43	1,450,621	1,579,934
3.50%, due 11/1/44	527,746	574,285
3.50%, due 3/1/45	597,311	651,950
3.50%, due 11/1/45	1,528,820	1,648,555
3.50%, due 8/1/46	388,507	421,679
3.50%, due 10/1/47	279,923	297,609
3.50%, due 2/1/48	164,093	174,031
3.50%, due 8/1/49	871,850	920,553
3.50%, due 9/1/50	2,306,048	2,476,518
4.00%, due 1/1/46	521,217	573,666
4.00%, due 9/1/47	242,218	261,137
4.00%, due 7/1/48	621,642	665,506
4.00%, due 8/1/48	3,189,742	3,423,819
4.00%, due 9/1/48	569,201	609,449
4.00%, due 4/1/49	172,176	184,372
4.00%, due 3/1/50	1,548,533	1,674,499

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal National Mortgage Association (Mortgage Pass-Through Securities)
UMBS, 30 Year
4.50%, due 2/1/41	$ 1,782,578	$ 2,001,940
4.50%, due 4/1/41	4,453,998	5,042,846
4.50%, due 8/1/42	717,194	803,295
4.50%, due 8/1/44	816,653	914,697
5.00%, due 9/1/41	1,526,163	1,743,425
5.00%, due 10/1/41	1,276,422	1,453,484
5.50%, due 7/1/41	2,344,945	2,710,841
6.00%, due 7/1/39	530,688	626,027
6.50%, due 10/1/39	99,340	113,904
		110,026,548
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.4%
GNMA II, 30 Year
4.00%, due 11/20/49	648,818	690,600
4.50%, due 7/20/49	546,962	583,849
		1,274,449
United States Treasury Bonds 2.2%
U.S. Treasury Bonds
3.00%, due 5/15/45	2,790,000	3,282,609
3.00%, due 2/15/48	2,000,000	2,378,125
4.375%, due 11/15/39	1,200,000	1,662,938
		7,323,672
United States Treasury Inflation - Indexed Notes 7.6%
U.S. Treasury Inflation Linked Notes (g)
0.125%, due 1/15/30	10,377,558	11,400,315
0.125%, due 7/15/30	7,985,925	8,806,562
0.875%, due 1/15/29	4,270,701	4,934,160
		25,141,037
United States Treasury Notes 14.0%
U.S. Treasury Notes
0.375%, due 4/30/25	5,000,000	4,944,531
1.50%, due 2/15/30	2,615,000	2,631,650
2.25%, due 4/30/24	19,045,000	19,935,503
2.375%, due 8/15/24	1,695,000	1,786,040
2.625%, due 1/31/26	5,900,000	6,341,117
2.75%, due 7/31/23	345,000	360,727
2.75%, due 8/31/23	1,325,000	1,387,679
3.00%, due 10/31/25	7,805,000	8,492,816
		45,880,063
Total U.S. Government & Federal Agencies (Cost $230,652,583)		235,654,238
Total Long-Term Bonds (Cost $317,751,880)		323,460,016

	Shares	Value
Short-Term Investment 3.2%
Affiliated Investment Company 3.2%
MainStay U.S. Government Liquidity Fund, 0.01% (h)	10,609,224	$ 10,609,224
Total Short-Term Investment (Cost $10,609,224)		10,609,224
Total Investments (Cost $328,361,104)	101.5%	334,069,240
Other Assets, Less Liabilities	(1.5)	(5,024,716)
Net Assets	100.0%	$ 329,044,524

†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(c)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2021, the total net market value was $2,843,910, which represented 0.9% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(d)	Delayed delivery security.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(f)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(g)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h)	Current yield as of September 30, 2021.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(12)	December 2021	$ (1,771,253)	$ (1,743,000)	$ 28,253
U.S. Treasury Long Bonds	(9)	December 2021	(1,462,760)	(1,432,969)	29,791
U.S. Treasury Ultra Bonds	(11)	December 2021	(2,170,067)	(2,101,687)	68,380
Net Unrealized Appreciation					$ 126,424

1.	As of September 30, 2021, cash in the amount of $129,400 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association

REMIC—Real Estate Mortgage Investment Conduit
TBA—To Be Announced
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 7,512,059	$ —	$ 7,512,059
Corporate Bonds	—	5,544,198	—	5,544,198
Mortgage-Backed Securities	—	67,948,035	—	67,948,035
Municipal Bonds	—	6,801,486	—	6,801,486
U.S. Government & Federal Agencies	—	235,654,238	—	235,654,238
Total Long-Term Bonds	—	323,460,016	—	323,460,016
Short-Term Investment
Affiliated Investment Company	10,609,224	—	—	10,609,224
Total Investments in Securities	10,609,224	323,460,016	—	334,069,240
Other Financial Instruments
Futures Contracts (b)	126,424	—	—	126,424
Total Investments in Securities and Other Financial Instruments	$ 10,735,648	$ 323,460,016	$ —	$ 334,195,664

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Growth Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.1%
Aerospace & Defense 1.4%
Airbus SE, ADR	110,703	$ 3,696,373
Northrop Grumman Corp.	16,653	5,997,578
		9,693,951
Beverages 2.6%
Constellation Brands, Inc., Class A	53,095	11,186,586
Monster Beverage Corp. (a)	80,716	7,170,002
		18,356,588
Biotechnology 1.0%
Seagen, Inc. (a)	41,546	7,054,511
Capital Markets 3.4%
Blackstone Group, Inc. (The)	55,978	6,512,480
Coinbase Global, Inc., Class A (a)	13,591	3,091,681
MarketAxess Holdings, Inc.	16,382	6,891,744
S&P Global, Inc.	18,879	8,021,498
		24,517,403
Commercial Services & Supplies 1.3%
Copart, Inc. (a)	67,195	9,321,290
Consumer Finance 0.8%
American Express Co.	33,425	5,599,690
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	15,403	2,803,654
Entertainment 0.7%
Walt Disney Co. (The) (a)	31,018	5,247,315
Equity Real Estate Investment Trusts 0.4%
Equinix, Inc.	3,782	2,988,272
Health Care Equipment & Supplies 2.5%
ABIOMED, Inc. (a)	27,031	8,799,131
Boston Scientific Corp. (a)	210,650	9,140,104
		17,939,235
Health Care Providers & Services 1.5%
UnitedHealth Group, Inc.	27,562	10,769,576
Hotels, Restaurants & Leisure 4.2%
Airbnb, Inc., Class A (a)	63,716	10,688,359
Booking Holdings, Inc. (a)	2,374	5,635,567
DraftKings, Inc., Class A (a)	167,973	8,089,580

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc. (a)	40,827	$ 5,393,655
		29,807,161
Insurance 1.2%
Markel Corp. (a)	3,066	3,664,268
Marsh & McLennan Cos., Inc.	34,253	5,186,932
		8,851,200
Interactive Media & Services 14.1%
Alphabet, Inc., Class C (a)	19,075	50,840,788
Facebook, Inc., Class A (a)	71,815	24,373,293
Match Group, Inc. (a)	38,765	6,085,717
Snap, Inc., Class A (a)	114,456	8,454,865
ZoomInfo Technologies, Inc., Class A (a)	188,755	11,549,919
		101,304,582
Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc. (a)	9,935	32,636,872
IT Services 15.1%
Affirm Holdings, Inc. (a)	57,545	6,855,336
Fidelity National Information Services, Inc.	93,023	11,319,039
FleetCor Technologies, Inc. (a)	40,788	10,656,681
Global Payments, Inc.	74,869	11,797,857
Mastercard, Inc., Class A	60,295	20,963,365
PayPal Holdings, Inc. (a)	71,719	18,662,001
Shopify, Inc., Class A (a)	3,312	4,490,343
Snowflake, Inc., Class A (a)	18,241	5,516,625
Square, Inc., Class A (a)	39,196	9,400,769
Visa, Inc., Class A	40,209	8,956,555
		108,618,571
Life Sciences Tools & Services 1.7%
Illumina, Inc. (a)	21,925	8,892,999
Mettler-Toledo International, Inc. (a)	2,311	3,183,079
		12,076,078
Machinery 0.2%
IDEX Corp.	7,324	1,515,702
Media 0.0% ‡
Interpublic Group of Cos., Inc. (The)	7,626	279,645
Pharmaceuticals 0.7%
Zoetis, Inc.	26,418	5,128,791
Professional Services 2.6%
IHS Markit Ltd.	45,123	5,262,244

	Shares	Value
Common Stocks
Professional Services
Legalzoom.com, Inc. (a)(b)	10,017	$ 264,449
TransUnion	113,739	12,774,027
		18,300,720
Road & Rail 0.5%
Uber Technologies, Inc. (a)	86,149	3,859,475
Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. (a)	146,426	15,067,235
Marvell Technology, Inc.	100,486	6,060,311
Microchip Technology, Inc.	64,651	9,923,282
Monolithic Power Systems, Inc.	5,506	2,668,648
NVIDIA Corp.	41,995	8,699,684
		42,419,160
Software 21.9%
Adobe, Inc. (a)	25,952	14,941,086
Autodesk, Inc. (a)	36,755	10,481,423
Avalara, Inc. (a)	48,135	8,412,554
Ceridian HCM Holding, Inc. (a)	14,100	1,587,942
DocuSign, Inc. (a)	13,231	3,406,056
Intuit, Inc.	15,876	8,565,261
Microsoft Corp.	209,466	59,052,655
nCino, Inc. (a)	83,060	5,899,752
RingCentral, Inc., Class A (a)	17,383	3,780,803
salesforce.com, Inc. (a)	59,951	16,259,910
ServiceNow, Inc. (a)	17,923	11,152,945
UiPath, Inc., Class A (a)(b)	80,312	4,225,214
Workday, Inc., Class A (a)	37,419	9,350,634
		157,116,235
Specialty Retail 1.8%
Burlington Stores, Inc. (a)	18,616	5,278,939
TJX Cos., Inc. (The)	114,140	7,530,957
		12,809,896
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	374,727	53,023,871
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc. (a)	22,489	9,101,298
Total Common Stocks (Cost $584,948,442)		711,140,742
Short-Term Investments 1.1%
Affiliated Investment Company 1.0%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	7,127,625	7,127,625

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.1%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	1,003,816	$ 1,003,816
Total Short-Term Investments (Cost $8,131,441)		8,131,441
Total Investments (Cost $593,079,883)	100.2%	719,272,183
Other Assets, Less Liabilities	(0.2)	(1,575,469)
Net Assets	100.0%	$ 717,696,714

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $3,057,871; the total market value of collateral held by the Portfolio was $3,098,220. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,094,404. The Portfolio received cash collateral with a value of $1,003,816.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 711,140,742	$ —	$ —	$ 711,140,742
Short-Term Investments
Affiliated Investment Company	7,127,625	—	—	7,127,625
Unaffiliated Investment Company	1,003,816	—	—	1,003,816
Total Short-Term Investments	8,131,441	—	—	8,131,441
Total Investments in Securities	$ 719,272,183	$ —	$ —	$ 719,272,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 92.7%
Convertible Bonds 1.0%
Investment Companies 0.1%
ARES Capital Corp.
4.625%, due 3/1/24	$ 4,365,000	$ 4,845,150
Media 0.4%
DISH Network Corp.
2.375%, due 3/15/24	5,695,000	5,570,422
3.375%, due 8/15/26	6,595,000	6,871,990
		12,442,412
Oil & Gas 0.2%
Gulfport Energy Operating Corp.
10.00%, due 12/15/25 (a)(b)	1,056,000	6,093,120
Oil & Gas Services 0.3%
Forum Energy Technologies, Inc.
9.00% (6.25% Cash and 2.75% PIK), due 8/4/25 (b)	9,247,866	9,106,659
Total Convertible Bonds (Cost $25,838,603)		32,487,341
Corporate Bonds 88.3%
Advertising 1.1%
Lamar Media Corp.
3.625%, due 1/15/31	10,265,000	10,265,000
3.75%, due 2/15/28	6,320,000	6,500,626
4.00%, due 2/15/30	6,400,000	6,588,800
4.875%, due 1/15/29	2,195,000	2,326,700
Outfront Media Capital LLC (c)
4.25%, due 1/15/29	2,000,000	1,982,300
5.00%, due 8/15/27	7,910,000	8,112,891
		35,776,317
Aerospace & Defense 1.8%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	5,587,000	5,754,610
Rolls-Royce plc
5.75%, due 10/15/27 (c)	3,210,000	3,547,050
TransDigm UK Holdings plc
6.875%, due 5/15/26	7,637,000	8,028,396
TransDigm, Inc.
4.625%, due 1/15/29	7,485,000	7,471,939
4.875%, due 5/1/29	5,630,000	5,640,472
6.25%, due 3/15/26 (c)	22,850,000	23,821,125

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
7.50%, due 3/15/27	$ 2,780,000	$ 2,912,050
8.00%, due 12/15/25 (c)	2,000,000	2,132,500
		59,308,142
Airlines 0.9%
American Airlines, Inc. (c)
5.50%, due 4/20/26	4,560,000	4,793,700
5.75%, due 4/20/29	3,750,000	4,040,625
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	4,095,000	4,381,650
4.75%, due 10/20/28 (c)	5,450,000	6,076,750
7.00%, due 5/1/25 (c)	713,000	831,536
7.375%, due 1/15/26	2,160,000	2,544,784
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (c)	5,080,000	5,524,094
Spirit Loyalty Cayman Ltd.
8.00%, due 9/20/25 (c)	1,495,984	1,677,746
		29,870,885
Auto Manufacturers 1.9%
Ford Holdings LLC
9.30%, due 3/1/30	8,454,000	11,518,575
Ford Motor Co.
7.45%, due 7/16/31	5,200,000	6,785,220
9.625%, due 4/22/30	1,500,000	2,123,213
Ford Motor Credit Co. LLC
2.90%, due 2/16/28	2,400,000	2,397,000
3.339%, due 3/28/22	2,561,000	2,575,418
3.375%, due 11/13/25	4,000,000	4,110,000
4.00%, due 11/13/30	5,000,000	5,200,000
4.125%, due 8/17/27	1,000,000	1,060,500
4.271%, due 1/9/27	1,647,000	1,752,704
4.389%, due 1/8/26	750,000	799,688
5.125%, due 6/16/25	3,500,000	3,801,875
General Motors Co.
6.80%, due 10/1/27	3,000,000	3,746,765
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	11,880,000	12,503,700
PM General Purchaser LLC
9.50%, due 10/1/28 (c)	3,775,000	3,984,966
Wabash National Corp.
5.50%, due 10/1/25 (c)	2,377,000	2,410,040
		64,769,664
Auto Parts & Equipment 2.0%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	6,300,000	6,449,751

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment
Adient U.S. LLC
9.00%, due 4/15/25 (c)	$ 1,320,000	$ 1,425,600
Dealer Tire LLC
8.00%, due 2/1/28 (c)	4,415,000	4,622,140
Exide Global Holding Netherlands CV
10.75%, due 10/26/24 (d)(e)(f)	3,380,000	3,319,160
Goodyear Tire & Rubber Co. (The) (c)
5.00%, due 7/15/29	4,070,000	4,319,288
5.25%, due 7/15/31	2,135,000	2,273,775
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	7,173,000	7,352,325
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	10,396,000	10,836,686
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	10,105,000	11,027,081
Meritor, Inc.
6.25%, due 6/1/25 (c)	1,250,000	1,314,000
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (c)	10,705,000	11,106,437
Tenneco, Inc.
7.875%, due 1/15/29 (c)	2,770,000	3,092,013
		67,138,256
Beverages 0.1%
Primo Water Holdings, Inc.
4.375%, due 4/30/29 (c)	3,725,000	3,715,129
Biotechnology 0.3%
Emergent BioSolutions, Inc.
3.875%, due 8/15/28 (c)	2,980,000	2,898,050
Grifols Escrow Issuer SA
4.75%, due 10/15/28 (c)	3,530,000	3,605,013
HCRX Investments Holdco LP
4.50%, due 8/1/29 (c)	2,500,000	2,512,500
		9,015,563
Building Materials 1.2%
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	8,011,000	8,411,550
Koppers, Inc.
6.00%, due 2/15/25 (c)	6,270,000	6,411,075
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (c)	2,550,000	2,578,688
Patrick Industries, Inc. (c)
4.75%, due 5/1/29	2,295,000	2,340,900
7.50%, due 10/15/27	5,615,000	6,050,162
PGT Innovations, Inc.
4.375%, due 10/1/29 (c)	3,995,000	4,024,963

	Principal Amount	Value
Corporate Bonds
Building Materials
Summit Materials LLC (c)
5.25%, due 1/15/29	$ 3,930,000	$ 4,126,500
6.50%, due 3/15/27	5,135,000	5,385,331
		39,329,169
Chemicals 1.7%
CVR Partners LP
6.125%, due 6/15/28 (c)	1,700,000	1,782,875
Diamond BC BV
4.625%, due 10/1/29 (c)	650,000	659,750
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	6,675,000	7,225,687
Innophos Holdings, Inc.
9.375%, due 2/15/28 (c)	5,900,000	6,357,250
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	5,015,000	5,090,225
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	2,635,000	2,753,575
5.25%, due 6/1/27	1,000,000	1,050,625
SCIH Salt Holdings, Inc. (c)
4.875%, due 5/1/28	6,000,000	6,030,000
6.625%, due 5/1/29	7,650,000	7,344,000
SPCM SA (c)
3.125%, due 3/15/27	2,000,000	2,002,400
3.375%, due 3/15/30	1,800,000	1,798,605
TPC Group, Inc. Escrow Claim Shares
(zero coupon), due 12/31/49 (d)(e)(f)(g)	53,500	—
10.50%, due 8/1/24 (c)	3,083,000	2,851,775
10.875%, due 8/1/24 (c)	5,350,000	5,697,750
Unifrax Escrow Issuer Corp. (c)
5.25%, due 9/30/28	2,550,000	2,581,875
7.50%, due 9/30/29	1,900,000	1,947,063
WR Grace Holdings LLC
5.625%, due 8/15/29 (c)	3,200,000	3,296,032
		58,469,487
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	2,600,000	2,834,000
Natural Resource Partners LP
9.125%, due 6/30/25 (c)	3,095,000	3,118,213
		5,952,213
Commercial Services 3.8%
Allied Universal Holdco LLC (c)
6.625%, due 7/15/26	3,000,000	3,171,840
9.75%, due 7/15/27	4,115,000	4,477,017
AMN Healthcare, Inc. (c)
4.00%, due 4/15/29	2,350,000	2,420,500

	Principal Amount	Value
Corporate Bonds
Commercial Services
AMN Healthcare, Inc. (c)
4.625%, due 10/1/27	$ 2,430,000	$ 2,521,125
Ashtead Capital, Inc. (c)
4.00%, due 5/1/28	3,650,000	3,879,196
4.25%, due 11/1/29	3,545,000	3,893,409
4.375%, due 8/15/27	2,008,000	2,104,344
Carriage Services, Inc.
4.25%, due 5/15/29 (c)	2,500,000	2,502,750
Cimpress plc
7.00%, due 6/15/26 (c)	7,892,000	8,230,725
Gartner, Inc.
3.75%, due 10/1/30 (c)	4,635,000	4,770,342
Graham Holdings Co.
5.75%, due 6/1/26 (c)	11,107,000	11,599,040
HealthEquity, Inc.
4.50%, due 10/1/29 (c)	1,650,000	1,674,750
IHS Markit Ltd. (c)
4.75%, due 2/15/25	3,950,000	4,369,964
5.00%, due 11/1/22	15,689,000	16,255,373
Jaguar Holding Co. II
5.00%, due 6/15/28 (c)	1,030,000	1,108,630
Korn Ferry
4.625%, due 12/15/27 (c)	4,000,000	4,150,000
MPH Acquisition Holdings LLC (c)
5.50%, due 9/1/28	2,750,000	2,742,438
5.75%, due 11/1/28	4,880,000	4,596,862
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (c)	3,200,000	3,319,040
Nielsen Finance LLC (c)
4.50%, due 7/15/29	2,300,000	2,248,940
4.75%, due 7/15/31	2,500,000	2,431,900
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	3,800,000	3,892,055
Service Corp. International
3.375%, due 8/15/30	4,480,000	4,470,928
4.00%, due 5/15/31	7,000,000	7,236,250
Square, Inc.
3.50%, due 6/1/31 (c)	2,165,000	2,220,705
United Rentals North America, Inc.
3.75%, due 1/15/32	2,900,000	2,932,625
3.875%, due 11/15/27	4,000,000	4,190,000
3.875%, due 2/15/31	3,500,000	3,587,500
4.875%, due 1/15/28	1,000,000	1,057,240
5.50%, due 5/15/27	1,000,000	1,049,630
WW International, Inc.
4.50%, due 4/15/29 (c)	6,785,000	6,642,939
		129,748,057

	Principal Amount	Value
Corporate Bonds
Computers 0.2%
Booz Allen Hamilton, Inc.
4.00%, due 7/1/29 (c)	$ 1,750,000	$ 1,793,750
Unisys Corp.
6.875%, due 11/1/27 (c)	5,865,000	6,407,513
		8,201,263
Cosmetics & Personal Care 0.3%
Edgewell Personal Care Co. (c)
4.125%, due 4/1/29	6,780,000	6,769,491
5.50%, due 6/1/28	4,000,000	4,224,520
		10,994,011
Distribution & Wholesale 0.6%
Avient Corp.
5.25%, due 3/15/23	8,636,000	9,175,750
5.75%, due 5/15/25 (c)	2,000,000	2,107,500
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	5,000,000	5,418,750
H&E Equipment Services, Inc.
3.875%, due 12/15/28 (c)	4,450,000	4,432,645
		21,134,645
Diversified Financial Services 1.7%
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	3,055,000	3,146,650
6.625%, due 3/15/26	9,465,000	9,890,925
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	4,485,000	4,896,588
Jefferies Finance LLC
5.00%, due 8/15/28 (c)	7,250,000	7,349,687
LPL Holdings, Inc. (c)
4.00%, due 3/15/29	7,570,000	7,775,525
4.375%, due 5/15/31	3,630,000	3,788,813
4.625%, due 11/15/27	1,985,000	2,059,438
Oxford Finance LLC
6.375%, due 12/15/22 (c)	5,480,000	5,500,550
PennyMac Financial Services, Inc. (c)
4.25%, due 2/15/29	3,650,000	3,475,074
5.75%, due 9/15/31	3,050,000	3,045,395
PRA Group, Inc.
7.375%, due 9/1/25 (c)	3,700,000	3,959,000
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	1,298,000	1,395,350
		56,282,995
Electric 1.5%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (c)	4,050,000	4,287,330

	Principal Amount	Value
Corporate Bonds
Electric
DPL, Inc.
4.125%, due 7/1/25	$ 5,815,000	$ 6,222,050
Keystone Power Pass-Through Holders LLC
13.00% (13.00% PIK), due 6/1/24 (b)(c)(e)	3,416,654	2,494,157
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (c)	4,650,000	4,726,399
NextEra Energy Operating Partners LP
3.875%, due 10/15/26 (c)	4,500,000	4,784,625
NRG Energy, Inc.
6.625%, due 1/15/27	5,963,000	6,177,370
Pattern Energy Operations LP
4.50%, due 8/15/28 (c)	4,205,000	4,383,713
PG&E Corp.
5.00%, due 7/1/28	6,260,000	6,377,375
5.25%, due 7/1/30	3,840,000	3,931,200
Vistra Operations Co. LLC (c)
4.375%, due 5/1/29	2,500,000	2,515,325
5.00%, due 7/31/27	3,300,000	3,407,250
		49,306,794
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc. (c)
7.125%, due 6/15/25	4,535,000	4,839,435
7.25%, due 6/15/28	2,500,000	2,768,750
		7,608,185
Energy-Alternate Sources 0.1%
Renewable Energy Group, Inc.
5.875%, due 6/1/28 (c)	4,575,000	4,729,406
Engineering & Construction 0.6%
Arcosa, Inc.
4.375%, due 4/15/29 (c)	1,340,000	1,356,750
Artera Services LLC
9.033%, due 12/4/25 (c)	3,465,000	3,759,525
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (c)	4,000,000	4,140,000
TopBuild Corp.
4.125%, due 2/15/32 (c)(h)	4,480,000	4,524,800
Weekley Homes LLC
4.875%, due 9/15/28 (c)	5,800,000	6,032,000
		19,813,075
Entertainment 2.5%
Affinity Gaming
6.875%, due 12/15/27 (c)	3,340,000	3,512,762
Allen Media LLC
10.50%, due 2/15/28 (c)	4,700,000	4,826,900

	Principal Amount	Value
Corporate Bonds
Entertainment
Bally's Corp.
6.75%, due 6/1/27 (c)	$ 3,950,000	$ 4,300,562
Boyne USA, Inc.
4.75%, due 5/15/29 (c)	2,900,000	2,994,250
Caesars Entertainment, Inc.
4.625%, due 10/15/29 (c)	1,650,000	1,670,625
CCM Merger, Inc.
6.375%, due 5/1/26 (c)	2,170,000	2,283,925
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	12,177,000	12,740,186
5.50%, due 4/1/27	8,901,000	9,234,787
International Game Technology plc
6.25%, due 1/15/27 (c)	6,725,000	7,599,250
Jacobs Entertainment, Inc.
7.875%, due 2/1/24 (c)	2,193,000	2,264,273
Live Nation Entertainment, Inc. (c)
3.75%, due 1/15/28	1,860,000	1,848,956
6.50%, due 5/15/27	6,435,000	7,078,500
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	10,940,000	11,295,550
Midwest Gaming Borrower LLC
4.875%, due 5/1/29 (c)	1,650,000	1,680,938
Motion Bondco DAC
6.625%, due 11/15/27 (c)	4,370,000	4,391,850
Powdr Corp.
6.00%, due 8/1/25 (c)	3,335,000	3,501,750
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	2,800,000	2,961,000
		84,186,064
Environmental Control 0.1%
Madison IAQ LLC (c)
4.125%, due 6/30/28	2,300,000	2,300,000
5.875%, due 6/30/29	1,100,000	1,108,250
		3,408,250
Food 2.0%
B&G Foods, Inc.
5.25%, due 4/1/25	4,142,000	4,240,787
Kraft Heinz Foods Co.
3.875%, due 5/15/27	4,625,000	5,050,096
4.25%, due 3/1/31	2,165,000	2,447,578
6.50%, due 2/9/40	7,715,000	10,955,268
6.875%, due 1/26/39	7,588,000	11,202,419
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28 (c)	3,300,000	3,627,525
Land O' Lakes, Inc.
6.00%, due 11/15/22 (c)	7,880,000	8,233,207

	Principal Amount	Value
Corporate Bonds
Food
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (c)	$ 5,130,000	$ 5,912,325
Post Holdings, Inc.
4.625%, due 4/15/30 (c)	2,000,000	2,015,460
Simmons Foods, Inc.
4.625%, due 3/1/29 (c)	4,950,000	4,987,125
TreeHouse Foods, Inc.
4.00%, due 9/1/28	3,000,000	2,936,010
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	5,000,000	5,412,500
		67,020,300
Food Service 0.2%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	6,500,000	6,833,125
Forest Products & Paper 1.0%
Mercer International, Inc.
5.125%, due 2/1/29	9,360,000	9,558,900
5.50%, due 1/15/26	1,000,000	1,021,250
Schweitzer-Mauduit International, Inc.
6.875%, due 10/1/26 (c)	3,000,000	3,120,232
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	15,843,000	19,626,309
		33,326,691
Gas 0.6%
AmeriGas Partners LP
5.625%, due 5/20/24	4,425,000	4,790,063
5.75%, due 5/20/27	2,485,000	2,808,050
5.875%, due 8/20/26	6,885,000	7,780,050
Rockpoint Gas Storage Canada Ltd.
7.00%, due 3/31/23 (c)	5,100,000	5,176,500
		20,554,663
Hand & Machine Tools 0.1%
Werner FinCo. LP
8.75%, due 7/15/25 (c)	4,250,000	4,427,969
Healthcare-Products 1.1%
Hologic, Inc. (c)
3.25%, due 2/15/29	7,325,000	7,328,480
4.625%, due 2/1/28	3,000,000	3,157,500
Mozart Debt Merger Sub, Inc. (c)
3.875%, due 4/1/29	4,440,000	4,440,000
5.25%, due 10/1/29	2,500,000	2,500,000
Teleflex, Inc.
4.25%, due 6/1/28 (c)	9,615,000	9,990,850

	Principal Amount	Value
Corporate Bonds
Healthcare-Products
Teleflex, Inc.
4.625%, due 11/15/27	$ 3,500,000	$ 3,648,750
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	4,546,000	5,115,159
		36,180,739
Healthcare-Services 4.8%
Acadia Healthcare Co., Inc. (c)
5.00%, due 4/15/29	1,750,000	1,822,188
5.50%, due 7/1/28	1,500,000	1,576,800
Catalent Pharma Solutions, Inc. (c)
3.125%, due 2/15/29	6,995,000	6,868,740
3.50%, due 4/1/30	3,065,000	3,065,000
5.00%, due 7/15/27	5,180,000	5,380,725
Centene Corp.
3.00%, due 10/15/30	4,000,000	4,100,000
4.625%, due 12/15/29	4,870,000	5,307,326
DaVita, Inc. (c)
3.75%, due 2/15/31	2,900,000	2,823,875
4.625%, due 6/1/30	2,700,000	2,777,249
Encompass Health Corp.
4.50%, due 2/1/28	5,000,000	5,162,500
4.625%, due 4/1/31	1,875,000	1,970,719
4.75%, due 2/1/30	7,650,000	8,045,887
HCA, Inc.
3.50%, due 9/1/30	7,300,000	7,733,547
5.375%, due 2/1/25	7,255,000	8,107,462
5.625%, due 9/1/28	2,090,000	2,486,473
5.875%, due 5/1/23	4,800,000	5,160,096
5.875%, due 2/15/26	9,015,000	10,333,444
7.50%, due 11/6/33	12,100,000	17,303,000
7.58%, due 9/15/25	3,507,000	4,221,551
7.69%, due 6/15/25	9,195,000	11,053,493
8.36%, due 4/15/24	4,450,000	5,189,812
IQVIA, Inc.
5.00%, due 10/15/26 (c)	9,792,000	10,035,527
LifePoint Health, Inc.
5.375%, due 1/15/29 (c)	4,345,000	4,225,513
ModivCare Escrow Issuer, Inc.
5.00%, due 10/1/29 (c)	3,730,000	3,866,332
ModivCare, Inc.
5.875%, due 11/15/25 (c)	3,500,000	3,701,250
Molina Healthcare, Inc. (c)
3.875%, due 11/15/30	4,480,000	4,681,600
4.375%, due 6/15/28	1,000,000	1,040,380
RegionalCare Hospital Partners Holdings, Inc.
9.75%, due 12/1/26 (c)	10,055,000	10,620,594

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
Select Medical Corp.
6.25%, due 8/15/26 (c)	$ 2,000,000	$ 2,103,200
		160,764,283
Holding Companies-Diversified 0.3%
Stena International SA
6.125%, due 2/1/25 (c)	9,525,000	9,854,089
Home Builders 2.2%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	5,550,000	5,785,875
Ashton Woods USA LLC (c)
6.625%, due 1/15/28	2,000,000	2,125,000
9.875%, due 4/1/27	3,230,000	3,617,600
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (c)	4,855,000	5,103,916
Century Communities, Inc.
3.875%, due 8/15/29 (c)	4,385,000	4,428,850
6.75%, due 6/1/27	6,775,000	7,232,245
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	4,655,000	4,876,112
M/I Homes, Inc.
3.95%, due 2/15/30 (c)	2,100,000	2,105,250
4.95%, due 2/1/28	3,000,000	3,138,750
Meritage Homes Corp.
3.875%, due 4/15/29 (c)	5,940,000	6,237,000
Picasso Finance Sub, Inc.
6.125%, due 6/15/25 (c)	4,205,000	4,446,325
PulteGroup, Inc.
7.875%, due 6/15/32	3,595,000	5,172,306
Shea Homes LP (c)
4.75%, due 2/15/28	7,300,000	7,509,875
4.75%, due 4/1/29	2,748,000	2,823,570
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	2,700,000	2,848,500
Williams Scotsman International, Inc.
4.625%, due 8/15/28 (c)	4,270,000	4,448,102
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	3,300,000	3,547,500
		75,446,776
Home Furnishings 0.1%
Tempur Sealy International, Inc.
3.875%, due 10/15/31 (c)	1,600,000	1,602,000
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	2,020,000	2,065,450

	Principal Amount	Value
Corporate Bonds
Household Products & Wares
Central Garden & Pet Co.
4.125%, due 4/30/31 (c)	$ 2,300,000	$ 2,335,710
Spectrum Brands, Inc.
5.75%, due 7/15/25	3,840,000	3,936,000
		8,337,160
Housewares 0.2%
Scotts Miracle-Gro Co. (The) (c)
4.00%, due 4/1/31	4,860,000	4,850,863
4.375%, due 2/1/32	2,805,000	2,827,791
		7,678,654
Insurance 0.9%
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (c)	4,500,000	4,483,125
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	4,273,000	5,331,888
Fidelity & Guaranty Life Holdings, Inc.
5.50%, due 5/1/25 (c)	2,500,000	2,840,433
MGIC Investment Corp.
5.25%, due 8/15/28	6,140,000	6,551,687
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	3,245,000	3,703,843
USI, Inc.
6.875%, due 5/1/25 (c)	5,890,000	5,994,371
		28,905,347
Internet 2.3%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	4,150,000	4,378,250
Match Group Holdings II LLC
3.625%, due 10/1/31 (c)	3,945,000	3,898,173
Netflix, Inc.
4.875%, due 4/15/28	1,692,000	1,950,030
4.875%, due 6/15/30 (c)	3,000,000	3,532,500
5.375%, due 11/15/29 (c)	2,500,000	3,028,125
5.50%, due 2/15/22	7,455,000	7,575,771
5.75%, due 3/1/24	10,899,000	12,040,016
5.875%, due 2/15/25	3,320,000	3,783,903
5.875%, due 11/15/28	8,800,000	10,783,520
Northwest Fiber LLC
4.75%, due 4/30/27 (c)	2,250,000	2,250,000
Uber Technologies, Inc. (c)
7.50%, due 5/15/25	2,400,000	2,558,400
7.50%, due 9/15/27	6,065,000	6,622,222

	Principal Amount	Value
Corporate Bonds
Internet
VeriSign, Inc.
4.75%, due 7/15/27	$ 6,000,000	$ 6,311,400
5.25%, due 4/1/25	9,025,000	10,258,086
		78,970,396
Investment Companies 1.3%
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (c)	9,375,000	9,808,594
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	23,640,000	24,526,500
Icahn Enterprises LP
5.25%, due 5/15/27	4,425,000	4,590,937
6.25%, due 5/15/26	4,000,000	4,180,000
		43,106,031
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	7,400,000	8,103,000
Allegheny Technologies, Inc.
7.875%, due 8/15/23 (i)	1,423,000	1,600,875
Big River Steel LLC
6.625%, due 1/31/29 (c)	6,800,000	7,352,500
Mineral Resources Ltd.
8.125%, due 5/1/27 (c)	12,260,000	13,316,076
		30,372,451
Leisure Time 2.4%
Carlson Travel, Inc. (c)
6.75%, due 12/15/25 (g)(j)	14,283,000	12,711,870
10.50%, due 3/31/25 (i)	12,029,150	12,630,607
11.50% (9.50% Cash and 2.00% PIK), due 12/15/26 (b)(g)(j)(k)	8,460,000	2,791,800
Carnival Corp. (c)
4.00%, due 8/1/28	10,000,000	10,100,000
5.75%, due 3/1/27	16,080,000	16,622,700
7.625%, due 3/1/26	2,785,000	2,972,988
9.875%, due 8/1/27	7,000,000	8,078,778
10.50%, due 2/1/26	7,040,000	8,167,808
11.50%, due 4/1/23	984,000	1,098,390
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (c)	6,550,000	6,699,399
		81,874,340
Lodging 1.8%
Boyd Gaming Corp.
4.75%, due 12/1/27	8,630,000	8,894,855
4.75%, due 6/15/31 (c)	10,945,000	11,287,031
8.625%, due 6/1/25 (c)	610,000	661,087
Genting New York LLC
3.30%, due 2/15/26 (c)	6,185,000	6,132,838

	Principal Amount	Value
Corporate Bonds
Lodging
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32 (c)	$ 1,070,000	$ 1,053,950
4.00%, due 5/1/31 (c)	8,775,000	8,906,625
4.875%, due 1/15/30	7,500,000	8,045,700
5.75%, due 5/1/28 (c)	1,725,000	1,857,825
Hyatt Hotels Corp.
5.75%, due 4/23/30	1,915,000	2,298,830
Marriott International, Inc.
Series GG
3.50%, due 10/15/32	4,000,000	4,249,777
Series FF
4.625%, due 6/15/30	2,000,000	2,284,927
Series EE
5.75%, due 5/1/25	743,000	849,680
Station Casinos LLC
4.50%, due 2/15/28 (c)	3,500,000	3,555,475
		60,078,600
Machinery—Construction & Mining 0.1%
Terex Corp.
5.00%, due 5/15/29 (c)	2,150,000	2,227,938
Machinery-Diversified 0.5%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(j)(l)	5,030,000	377,250
Colfax Corp.
6.375%, due 2/15/26 (c)	3,053,000	3,210,840
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	5,394,000	5,818,777
TK Elevator Holdco GmbH
7.625%, due 7/15/28 (c)	1,373,000	1,467,394
TK Elevator US Newco, Inc.
5.25%, due 7/15/27 (c)	5,680,000	5,952,498
		16,826,759
Media 7.0%
Block Communications, Inc.
4.875%, due 3/1/28 (c)	4,175,000	4,268,938
Cable One, Inc.
4.00%, due 11/15/30 (c)	10,325,000	10,286,281
CCO Holdings LLC
4.25%, due 2/1/31 (c)	8,805,000	8,957,767
4.25%, due 1/15/34 (c)	7,265,000	7,196,891
4.50%, due 8/15/30 (c)	13,555,000	13,984,965
4.50%, due 5/1/32	11,250,000	11,587,500
4.50%, due 6/1/33 (c)	4,300,000	4,376,196
4.75%, due 3/1/30 (c)	7,715,000	8,065,840
5.00%, due 2/1/28 (c)	8,550,000	8,925,345

	Principal Amount	Value
Corporate Bonds
Media
CCO Holdings LLC
5.125%, due 5/1/27 (c)	$ 12,000,000	$ 12,495,720
5.375%, due 6/1/29 (c)	4,780,000	5,162,400
CSC Holdings LLC (c)
5.75%, due 1/15/30	6,705,000	6,817,141
6.50%, due 2/1/29	2,660,000	2,880,647
Diamond Sports Group LLC
6.625%, due 8/15/27 (c)	2,305,000	1,008,438
DIRECTV Holdings LLC
5.875%, due 8/15/27 (c)	3,100,000	3,235,625
DISH DBS Corp.
5.125%, due 6/1/29	3,300,000	3,233,307
5.875%, due 7/15/22	6,655,000	6,858,809
7.75%, due 7/1/26	9,055,000	10,225,132
LCPR Senior Secured Financing DAC (c)
5.125%, due 7/15/29	2,510,000	2,585,175
6.75%, due 10/15/27	15,106,000	16,012,360
Meredith Corp.
6.875%, due 2/1/26	16,403,000	16,936,097
News Corp.
3.875%, due 5/15/29 (c)	10,470,000	10,757,925
Quebecor Media, Inc.
5.75%, due 1/15/23	12,147,000	12,845,452
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (c)	4,805,000	4,821,769
Sirius XM Radio, Inc. (c)
3.125%, due 9/1/26	3,315,000	3,360,581
3.875%, due 9/1/31	5,480,000	5,353,275
4.00%, due 7/15/28	2,750,000	2,796,406
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (d)(e)(f)(l)	7,000,000	7,000,000
Townsquare Media, Inc.
6.875%, due 2/1/26 (c)	1,015,000	1,064,796
Videotron Ltd. (c)
5.125%, due 4/15/27	5,890,000	6,096,150
5.375%, due 6/15/24	11,450,000	12,451,875
Virgin Media Finance plc
5.00%, due 7/15/30 (c)	3,490,000	3,578,908
		235,227,711
Metal Fabricate & Hardware 1.0%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (c)	3,895,000	4,066,380
Grinding Media, Inc.
7.375%, due 12/15/23 (c)	20,535,000	20,935,433
Park-Ohio Industries, Inc.
6.625%, due 4/15/27	4,875,000	4,868,906

	Principal Amount	Value
Corporate Bonds
Metal Fabricate & Hardware
Roller Bearing Co. of America, Inc.
4.375%, due 10/15/29 (c)	$ 3,195,000	$ 3,274,875
		33,145,594
Mining 1.9%
Arconic Corp.
6.00%, due 5/15/25 (c)	2,200,000	2,310,484
Century Aluminum Co.
7.50%, due 4/1/28 (c)	6,230,000	6,603,800
Compass Minerals International, Inc. (c)
4.875%, due 7/15/24	2,250,000	2,342,813
6.75%, due 12/1/27	7,990,000	8,479,387
First Quantum Minerals Ltd. (c)
6.875%, due 10/15/27	1,800,000	1,903,500
7.25%, due 4/1/23	7,480,000	7,610,900
Hudbay Minerals, Inc.
4.50%, due 4/1/26 (c)	2,750,000	2,722,500
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	7,000,000	6,912,500
Joseph T Ryerson & Son, Inc.
8.50%, due 8/1/28 (c)	1,920,000	2,128,800
Novelis Corp. (c)
3.25%, due 11/15/26	6,550,000	6,642,879
3.875%, due 8/15/31	8,550,000	8,456,378
4.75%, due 1/30/30	8,435,000	8,879,524
		64,993,465
Miscellaneous—Manufacturing 0.9%
Amsted Industries, Inc. (c)
4.625%, due 5/15/30	2,615,000	2,686,912
5.625%, due 7/1/27	7,240,000	7,555,085
EnPro Industries, Inc.
5.75%, due 10/15/26	4,240,000	4,425,500
FXI Holdings, Inc. (c)
7.875%, due 11/1/24	1,720,000	1,754,400
12.25%, due 11/15/26	4,206,000	4,773,810
Hillenbrand, Inc.
3.75%, due 3/1/31	2,240,000	2,223,648
5.75%, due 6/15/25	2,000,000	2,110,000
LSB Industries, Inc.
6.25%, due 10/15/28 (c)(h)	3,720,000	3,752,550
		29,281,905
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (c)	4,445,000	4,667,250

	Principal Amount	Value
Corporate Bonds
Oil & Gas 6.7%
Apache Corp.
4.625%, due 11/15/25	$ 1,170,000	$ 1,257,750
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	3,400,000	3,514,682
9.00%, due 11/1/27	2,684,000	3,677,080
California Resources Corp.
7.125%, due 2/1/26 (c)	3,500,000	3,693,568
Callon Petroleum Co.
6.125%, due 10/1/24	4,560,000	4,481,249
9.00%, due 4/1/25 (c)	6,910,000	7,471,818
Centennial Resource Production LLC (c)
5.375%, due 1/15/26	5,200,000	5,102,760
6.875%, due 4/1/27	5,158,000	5,254,635
Chevron USA, Inc.
5.05%, due 11/15/44	2,366,000	3,148,322
5.25%, due 11/15/43	1,800,000	2,427,262
Colgate Energy Partners III LLC
7.75%, due 2/15/26 (c)	5,040,000	5,304,600
Comstock Resources, Inc.
6.75%, due 3/1/29 (c)	3,700,000	3,996,000
Continental Resources, Inc.
4.50%, due 4/15/23	651,000	674,599
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	10,460,000	10,695,350
Endeavor Energy Resources LP
6.625%, due 7/15/25 (c)	1,805,000	1,902,019
EQT Corp.
3.125%, due 5/15/26 (c)	4,000,000	4,100,480
6.625%, due 2/1/25 (i)	4,850,000	5,551,067
Gulfport Energy Operating Corp.
8.00%, due 5/17/26 (c)	8,284,024	9,050,296
Gulfport Energy Operating Corp. Escrow Claim Shares (g)
6.00%, due 10/15/24	15,745,000	865,975
6.375%, due 5/15/25	8,000,000	440,000
6.375%, due 1/15/26	4,441,000	244,255
Hilcorp Energy I LP (c)
5.75%, due 2/1/29	1,610,000	1,654,275
6.00%, due 2/1/31	1,075,000	1,104,563
Laredo Petroleum, Inc.
7.75%, due 7/31/29 (c)	3,410,000	3,418,525
Marathon Oil Corp.
4.40%, due 7/15/27	4,000,000	4,493,120
6.80%, due 3/15/32	2,665,000	3,482,147
Matador Resources Co.
5.875%, due 9/15/26	5,185,000	5,359,734
Moss Creek Resources Holdings, Inc.
7.50%, due 1/15/26 (c)	4,065,000	3,766,751

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Murphy Oil Corp.
6.875%, due 8/15/24	$ 2,397,000	$ 2,447,337
Occidental Petroleum Corp.
5.55%, due 3/15/26	9,840,000	10,922,400
5.875%, due 9/1/25	1,500,000	1,681,125
6.125%, due 1/1/31	2,500,000	3,001,188
6.375%, due 9/1/28	1,500,000	1,755,000
6.45%, due 9/15/36	3,100,000	3,900,187
6.625%, due 9/1/30	3,345,000	4,122,712
7.50%, due 5/1/31	1,200,000	1,560,300
8.00%, due 7/15/25	1,750,000	2,089,500
Parkland Corp. (c)
4.50%, due 10/1/29	3,470,000	3,517,192
5.875%, due 7/15/27	3,130,000	3,317,800
PBF Holding Co. LLC
6.00%, due 2/15/28	5,200,000	3,318,484
7.25%, due 6/15/25	3,920,000	2,638,199
9.25%, due 5/15/25 (c)	6,300,000	5,969,250
PDC Energy, Inc.
6.125%, due 9/15/24	5,783,000	5,869,745
Range Resources Corp.
8.25%, due 1/15/29 (c)	1,615,000	1,816,956
9.25%, due 2/1/26	9,038,000	9,851,872
Rockcliff Energy II LLC
5.50%, due 10/15/29 (c)	4,810,000	4,882,150
Southwestern Energy Co.
5.375%, due 3/15/30	4,250,000	4,586,706
6.45%, due 1/23/25 (i)	4,005,000	4,409,785
8.375%, due 9/15/28	1,600,000	1,812,368
Sunoco LP
4.50%, due 5/15/29	1,690,000	1,714,115
6.00%, due 4/15/27	2,000,000	2,082,500
Talos Production, Inc.
12.00%, due 1/15/26	19,985,000	21,391,344
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	1,778,850	1,778,850
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	2,550,000	2,537,072
Transocean Sentry Ltd.
5.375%, due 5/15/23 (c)	3,308,299	3,242,134
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	3,470,000	3,617,475
		225,966,628
Oil & Gas Services 0.6%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	6,100,000	6,347,172

	Principal Amount	Value
Corporate Bonds
Oil & Gas Services
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	$ 7,172,000	$ 3,442,560
TechnipFMC plc
6.50%, due 2/1/26 (c)	7,395,000	7,931,469
Weatherford International Ltd.
6.50%, due 9/15/28 (c)	3,870,000	3,986,100
		21,707,301
Packaging & Containers 0.5%
ARD Finance SA
6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (b)(c)	3,000,000	3,187,050
Ball Corp.
3.125%, due 9/15/31	5,000,000	4,937,889
Cascades USA, Inc. (c)
5.125%, due 1/15/26	2,810,000	2,987,213
5.375%, due 1/15/28	5,200,000	5,466,604
Graphic Packaging International LLC
3.50%, due 3/1/29 (c)	1,000,000	995,000
		17,573,756
Pharmaceuticals 2.2%
180 Medical, Inc.
3.875%, due 10/15/29 (c)	2,220,000	2,220,000
Bausch Health Americas, Inc. (c)
8.50%, due 1/31/27	1,600,000	1,704,320
9.25%, due 4/1/26	1,435,000	1,532,544
Bausch Health Cos., Inc. (c)
5.00%, due 1/30/28	3,430,000	3,254,110
5.25%, due 2/15/31	2,500,000	2,299,025
6.125%, due 4/15/25	2,854,000	2,912,935
6.25%, due 2/15/29	5,900,000	5,838,168
7.00%, due 1/15/28	1,750,000	1,793,225
Cheplapharm Arzneimittel GmbH
5.50%, due 1/15/28 (c)	2,550,000	2,641,978
Endo DAC
9.50%, due 7/31/27 (c)	2,000,000	2,004,440
Jazz Securities DAC
4.375%, due 1/15/29 (c)	6,190,000	6,414,697
Organon & Co. (c)
4.125%, due 4/30/28	8,200,000	8,364,000
5.125%, due 4/30/31	6,500,000	6,827,275
Owens & Minor, Inc.
4.50%, due 3/31/29 (c)	3,725,000	3,762,250
Par Pharmaceutical, Inc.
7.50%, due 4/1/27 (c)	6,411,000	6,531,206
Prestige Brands, Inc. (c)
3.75%, due 4/1/31	6,935,000	6,692,275
5.125%, due 1/15/28	4,245,000	4,427,429

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Vizient, Inc.
6.25%, due 5/15/27 (c)	$ 3,615,000	$ 3,777,675
		72,997,552
Pipelines 5.1%
ANR Pipeline Co.
7.375%, due 2/15/24	395,000	447,189
9.625%, due 11/1/21	5,950,000	5,990,802
Antero Midstream Partners LP (c)
5.375%, due 6/15/29	2,000,000	2,060,000
5.75%, due 1/15/28	1,565,000	1,621,731
Cheniere Energy Partners LP
3.25%, due 1/31/32 (c)	2,210,000	2,217,293
4.00%, due 3/1/31 (c)	6,400,000	6,702,080
5.625%, due 10/1/26	1,800,000	1,849,500
CNX Midstream Partners LP (c)
4.75%, due 4/15/30	1,460,000	1,482,594
6.50%, due 3/15/26	6,022,000	6,325,509
DT Midstream, Inc. (c)
4.125%, due 6/15/29	1,355,000	1,374,051
4.375%, due 6/15/31	2,975,000	3,064,250
Enable Midstream Partners LP
4.40%, due 3/15/27	5,702,000	6,316,889
4.95%, due 5/15/28	2,925,000	3,285,725
EQM Midstream Partners LP
4.50%, due 1/15/29 (c)	1,880,000	1,950,500
4.75%, due 1/15/31 (c)	2,700,000	2,808,054
5.50%, due 7/15/28	720,000	791,006
6.00%, due 7/1/25 (c)	2,975,000	3,261,195
6.50%, due 7/1/27 (c)	1,405,000	1,580,274
Genesis Energy LP
5.625%, due 6/15/24	1,000,000	997,500
6.25%, due 5/15/26	2,716,000	2,666,759
6.50%, due 10/1/25	1,600,000	1,592,000
7.75%, due 2/1/28	470,000	469,558
8.00%, due 1/15/27	5,705,000	5,776,312
Harvest Midstream I LP
7.50%, due 9/1/28 (c)	5,775,000	6,151,241
Hess Midstream Operations LP (c)
4.25%, due 2/15/30	2,000,000	2,022,500
5.625%, due 2/15/26	3,300,000	3,423,750
Holly Energy Partners LP
5.00%, due 2/1/28 (c)	2,845,000	2,884,830
ITT Holdings LLC
6.50%, due 8/1/29 (c)	2,250,000	2,269,688
MPLX LP
4.875%, due 12/1/24	3,240,000	3,588,780
4.875%, due 6/1/25	6,708,000	7,496,352

	Principal Amount	Value
Corporate Bonds
Pipelines
New Fortress Energy, Inc.
6.50%, due 9/30/26 (c)	$ 5,060,000	$ 4,838,625
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	3,015,000	3,071,531
NGPL PipeCo LLC
4.875%, due 8/15/27 (c)	5,280,000	5,992,633
Northwest Pipeline LLC
7.125%, due 12/1/25	2,195,000	2,666,739
Oasis Midstream Partners LP
8.00%, due 4/1/29 (c)	2,150,000	2,236,000
PBF Logistics LP
6.875%, due 5/15/23	1,200,000	1,170,000
Plains All American Pipeline LP
Series B
6.125%, due 11/15/22 (a)(m)	14,265,000	12,909,825
Rockies Express Pipeline LLC (c)
3.60%, due 5/15/25	2,000,000	2,065,000
4.80%, due 5/15/30	5,000,000	5,205,450
Ruby Pipeline LLC
8.00%, due 4/1/22 (c)(i)	14,494,697	13,565,506
Tallgrass Energy Partners LP
6.00%, due 3/1/27 (c)	1,500,000	1,569,900
Targa Resources Partners LP
5.875%, due 4/15/26	4,915,000	5,133,103
TransMontaigne Partners LP
6.125%, due 2/15/26	8,055,000	8,195,962
Western Midstream Operating LP
4.65%, due 7/1/26	2,000,000	2,163,220
5.50%, due 8/15/48	6,360,000	7,441,200
		170,692,606
Real Estate 0.7%
Howard Hughes Corp. (The) (c)
4.125%, due 2/1/29	3,300,000	3,304,125
4.375%, due 2/1/31	2,500,000	2,514,775
Newmark Group, Inc.
6.125%, due 11/15/23	9,839,000	10,645,798
Realogy Group LLC (c)
5.75%, due 1/15/29	5,750,000	5,964,245
7.625%, due 6/15/25	1,000,000	1,067,950
9.375%, due 4/1/27	1,500,000	1,648,125
		25,145,018
Real Estate Investment Trusts 2.7%
CTR Partnership LP
3.875%, due 6/30/28 (c)	3,345,000	3,470,437
GLP Capital LP
5.30%, due 1/15/29	5,700,000	6,664,218

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts
GLP Capital LP
5.375%, due 11/1/23	$ 1,500,000	$ 1,621,301
5.375%, due 4/15/26	1,506,000	1,712,247
Host Hotels & Resorts LP
Series I
3.50%, due 9/15/30	2,100,000	2,181,482
MGM Growth Properties Operating Partnership LP
3.875%, due 2/15/29 (c)	10,360,000	11,033,400
4.625%, due 6/15/25 (c)	3,100,000	3,340,250
5.625%, due 5/1/24	19,120,000	20,793,000
5.75%, due 2/1/27	7,095,000	8,159,250
MPT Operating Partnership LP
4.625%, due 8/1/29	2,000,000	2,146,000
5.00%, due 10/15/27	6,726,000	7,087,522
Park Intermediate Holdings LLC
4.875%, due 5/15/29 (c)	4,550,000	4,682,974
RHP Hotel Properties LP
4.50%, due 2/15/29 (c)	4,225,000	4,233,534
4.75%, due 10/15/27	6,175,000	6,390,940
SBA Communications Corp.
3.125%, due 2/1/29 (c)	5,000,000	4,831,250
3.875%, due 2/15/27	3,000,000	3,108,750
VICI Properties LP
4.125%, due 8/15/30 (c)	1,000,000	1,060,000
		92,516,555
Retail 4.1%
1011778 BC ULC (c)
3.50%, due 2/15/29	4,355,000	4,311,450
3.875%, due 1/15/28	6,165,000	6,225,725
4.00%, due 10/15/30	12,505,000	12,379,950
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	4,631,000	4,752,564
4.75%, due 3/1/30	5,212,000	5,440,025
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	3,435,000	3,443,587
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	3,379,000	3,615,395
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (c)	3,250,000	3,306,875
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	5,885,000	6,046,837
KFC Holding Co.
4.75%, due 6/1/27 (c)	5,275,000	5,507,153
LCM Investments Holdings II LLC (c)
4.875%, due 5/1/29	8,225,000	8,439,426
4.875%, due 5/1/29	2,340,000	2,401,004

	Principal Amount	Value
Corporate Bonds
Retail
Lithia Motors, Inc. (c)
3.875%, due 6/1/29	$ 2,000,000	$ 2,075,920
4.375%, due 1/15/31	2,000,000	2,135,000
4.625%, due 12/15/27	700,000	736,750
Murphy Oil USA, Inc.
4.75%, due 9/15/29	3,000,000	3,176,250
5.625%, due 5/1/27	2,994,000	3,128,730
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	17,855,000	18,948,619
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,945,000	4,058,419
PetSmart, Inc.
7.75%, due 2/15/29 (c)	4,005,000	4,370,456
TPro Acquisition Corp.
11.00%, due 10/15/24 (c)	1,500,000	1,627,500
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (d)(e)(f)(g)	9,675,000	—
Yum! Brands, Inc.
3.625%, due 3/15/31	10,750,000	10,807,405
4.625%, due 1/31/32	9,750,000	10,408,125
4.75%, due 1/15/30 (c)	10,432,000	11,306,410
		138,649,575
Software 3.6%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	4,405,000	4,603,225
Ascend Learning LLC
6.875%, due 8/1/25 (c)	7,485,000	7,606,631
Camelot Finance SA
4.50%, due 11/1/26 (c)	4,480,000	4,653,600
CDK Global, Inc.
5.25%, due 5/15/29 (c)	2,000,000	2,160,260
Change Healthcare Holdings LLC
5.75%, due 3/1/25 (c)	2,300,000	2,317,250
Clarivate Science Holdings Corp. (c)
3.875%, due 7/1/28	5,935,000	5,935,000
4.875%, due 7/1/29	7,725,000	7,740,064
Fair Isaac Corp.
5.25%, due 5/15/26 (c)	3,590,000	4,076,355
MSCI, Inc. (c)
3.25%, due 8/15/33	6,350,000	6,422,771
3.625%, due 9/1/30	7,315,000	7,561,881
3.625%, due 11/1/31	8,300,000	8,636,773
3.875%, due 2/15/31	10,620,000	11,137,725
4.00%, due 11/15/29	9,500,000	10,057,650
Open Text Corp. (c)
3.875%, due 2/15/28	4,560,000	4,651,200
5.875%, due 6/1/26	5,675,000	5,873,625

	Principal Amount	Value
Corporate Bonds
Software
Open Text Holdings, Inc.
4.125%, due 2/15/30 (c)	$ 7,794,000	$ 8,008,335
PTC, Inc. (c)
3.625%, due 2/15/25	3,400,000	3,451,000
4.00%, due 2/15/28	8,816,000	9,047,420
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	5,885,000	6,214,163
Veritas US, Inc.
7.50%, due 9/1/25 (c)	2,600,000	2,704,000
		122,858,928
Telecommunications 4.7%
Altice France SA
7.375%, due 5/1/26 (c)	3,108,000	3,224,861
CommScope Technologies LLC
6.00%, due 6/15/25 (c)	1,300,000	1,316,250
CommScope, Inc.
8.25%, due 3/1/27 (c)	8,924,000	9,340,974
Connect Finco SARL
6.75%, due 10/1/26 (c)	12,790,000	13,381,537
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	6,735,000	7,593,713
6.625%, due 8/1/26	6,460,000	7,345,196
Level 3 Financing, Inc.
3.75%, due 7/15/29 (c)	1,500,000	1,449,720
5.375%, due 5/1/25	6,300,000	6,435,844
Lumen Technologies, Inc.
Series T
5.80%, due 3/15/22	9,390,000	9,568,410
Sprint Capital Corp.
6.875%, due 11/15/28	31,815,000	40,723,200
Sprint Corp.
7.875%, due 9/15/23	14,030,000	15,676,420
T-Mobile US, Inc.
2.625%, due 2/15/29	4,000,000	4,042,236
2.875%, due 2/15/31	8,160,000	8,229,359
3.375%, due 4/15/29 (c)	3,630,000	3,786,998
3.50%, due 4/15/31 (c)	2,500,000	2,636,587
4.75%, due 2/1/28	11,450,000	12,165,625
5.375%, due 4/15/27	8,875,000	9,323,187
Vmed O2 UK Financing I plc
4.75%, due 7/15/31 (c)	2,200,000	2,247,696
		158,487,813

	Principal Amount	Value
Corporate Bonds
Toys, Games & Hobbies 0.2%
Mattel, Inc. (c)
3.375%, due 4/1/26	$ 3,200,000	$ 3,299,520
3.75%, due 4/1/29	3,000,000	3,127,500
		6,427,020
Transportation 0.5%
Seaspan Corp.
5.50%, due 8/1/29 (c)	2,750,000	2,805,605
Teekay Corp.
9.25%, due 11/15/22 (c)	1,500,000	1,537,500
Watco Cos. LLC
6.50%, due 6/15/27 (c)	11,540,000	12,347,800
		16,690,905
Total Corporate Bonds (Cost $2,841,329,937)		2,980,175,463
Loan Assignments 3.4%
Aerospace & Defense 0.1%
TransDigm, Inc.
Tranche Refinancing Term Loan F
2.334% (1 Month LIBOR + 2.25%), due 12/9/25 (n)	1,619,636	1,598,547
Automobile 0.2%
Dealer Tire LLC
Term Loan B1
4.334% (1 Month LIBOR + 4.25%), due 1/1/38 (n)	5,895,000	5,896,839
Wheel Pros, Inc.
First Lien Initial Term Loan
5.25% (1 Month LIBOR + 4.50%), due 4/23/28 (n)	2,000,000	1,997,728
		7,894,567
Beverage, Food & Tobacco 0.2%
United Natural Foods, Inc.
Initial Term Loan
3.584% (1 Month LIBOR + 3.50%), due 10/22/25 (n)	5,293,231	5,286,106
Chemicals, Plastics & Rubber 0.2%
Innophos Holdings, Inc.
Initial Term Loan
3.834% (1 Month LIBOR + 3.75%), due 2/5/27 (n)	1,871,500	1,870,330
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
4.00% (1 Month LIBOR + 3.50%), due 5/5/28 (n)	6,284,250	6,292,106
		8,162,436

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service 0.1%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (n)	$ 3,934,001	$ 3,928,592
Finance 0.5%
AAdvantage Loyality IP Ltd.
Initial Term Loan
5.50% (3 Month LIBOR + 4.75%), due 4/20/28 (n)	2,000,000	2,065,928
American Trailer World Corp.
First Lien Initial Term Loan
4.50% (1 Month LIBOR + 3.75%), due 3/3/28 (n)	3,591,000	3,571,547
Schweitzer-Mauduit International, Inc.
Term Loan B
4.50% (1 Month LIBOR + 3.75%), due 2/9/28 (n)	5,236,875	5,207,418
Superannuation and Investments U.S. LLC
USD Term Loan
TBD, due 9/24/28	2,700,000	2,693,250
Truck Hero, Inc.
Initial Term Loan
4.00% (1 Month LIBOR + 3.25%), due 1/31/28 (n)	3,391,479	3,382,152
		16,920,295
Healthcare 0.1%
Mozart Debt Merger Sub, Inc.
Term Loan B
TBD, due 9/30/28	3,300,000	3,291,750
Healthcare, Education & Childcare 0.3%
LifePoint Health, Inc.
First Lien Term Loan B
3.834% (1 Month LIBOR + 3.75%), due 11/16/25 (n)	8,540,607	8,524,593
Manufacturing 0.1%
Adient U.S. LLC
Term Loan B1
3.584% (1 Month LIBOR + 3.50%), due 4/10/28 (n)	3,790,500	3,789,147
Media 0.2%
DIRECTV Financing LLC
Closing Date Term Loan
5.75% (3 Month LIBOR + 5.00%), due 8/2/27 (n)	6,000,000	6,003,126
Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
10.00% (3 Month LIBOR + 9.00%), due 11/1/25 (n)	2,842,000	3,114,832

	Principal Amount	Value
Loan Assignments
Oil & Gas
PetroQuest Energy LLC (b)(d)(e)(f)
Term Loan
8.50% (8.50% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (n)	$ 5,585,009	$ 4,468,007
2020 Term Loan
8.50% (8.50% PIK), due 9/19/26	544,833	544,833
		8,127,672
Personal & Nondurable Consumer Products 0.6%
Great Outdoors Group LLC
Term Loan B1
5.00% (3 Month LIBOR + 4.25%), due 3/6/28 (n)	21,145,237	21,228,930
Pharmaceutical 0.1%
Bausch Health Cos., Inc.
First Incremental Term Loan
2.835% (1 Month LIBOR + 2.75%), due 11/27/25 (n)	3,361,667	3,350,207
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
TBD, due 9/29/28	3,550,000	3,545,563
Utilities 0.4%
PG&E Corp.
Term Loan
3.50% (3 Month LIBOR + 3.00%), due 6/19/25 (n)	13,331,250	13,068,784
Total Loan Assignments (Cost $114,748,800)		114,720,315
Total Long-Term Bonds (Cost $2,981,917,340)		3,127,383,119

	Shares
Common Stocks 2.0%
Commercial Services & Supplies 0.1%
ATD New Holdings, Inc. (e)(o)	44,740	3,142,985
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (d)(e)(f)(o)	11,280	113
Electrical Equipment 0.3%
Energy Technologies, Inc. (d)(e)(f)(o)	4,822	9,041,250
Hotels, Restaurants & Leisure 0.0% ‡
Carlson Travel, Inc. (d)(f)(l)(o)	6,281	—

	Shares	Value
Common Stocks
Independent Power and Renewable Electricity Producers 0.3%
GenOn Energy, Inc. (d)(l)	115,826	$ 12,161,730
Metals & Mining 0.1%
Neenah Enterprises, Inc. (d)(e)(f)(l)(o)	230,859	2,428,637
Oil, Gas & Consumable Fuels 1.2%
California Resources Corp. (o)	24,247	994,127
Gulfport Energy Operating Corp. (o)	311,067	25,572,818
PetroQuest Energy, Inc. (d)(e)(f)(o)	8,224,665	—
Talos Energy, Inc. (o)	637,880	8,783,607
Titan Energy LLC (d)(e)(f)(o)	25,911	—
Whiting Petroleum Corp. (o)	71,002	4,147,227
		39,497,779
Software 0.0% ‡
ASG warrant corp. (d)(e)(f)(o)	3,368	—
Total Common Stocks (Cost $84,252,762)		66,272,494
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (d)(e)(f)(o)	10,741	8,028,898
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp. (b)(d)(e)(f)(l)(o)	38	197,334
Total Preferred Stocks (Cost $10,335,701)		8,226,232

	Number of Warrants
Warrant 0.0% ‡
Oil, Gas & Consumable Fuels 0.0% ‡
California Resources Corp.
Expires 10/27/24 (o)	9,742	116,904
Total Warrant (Cost $3,897)		116,904
Total Investments (Cost $3,076,509,700)	94.9%	3,201,998,749
Other Assets, Less Liabilities	5.1	173,145,609
Net Assets	100.0%	$ 3,375,144,358

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security—Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of September 30, 2021, the total market value was $47,189,962, which represented 1.4% of the Portfolio’s net assets.
(e)	Illiquid security—As of September 30, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $40,665,374, which represented 1.2% of the Portfolio’s net assets.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Delayed delivery security.
(i)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(j)	Issue in default.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(l)	Restricted security.
(m)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(n)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(o)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 32,487,341	$ —	$ 32,487,341
Corporate Bonds	—	2,969,856,303	10,319,160	2,980,175,463
Loan Assignments	—	109,707,475	5,012,840	114,720,315
Total Long-Term Bonds	—	3,112,051,119	15,332,000	3,127,383,119
Common Stocks	39,497,779	15,304,715	11,470,000	66,272,494
Preferred Stocks	—	—	8,226,232	8,226,232
Warrant	116,904	—	—	116,904
Total Investments in Securities	$ 39,614,683	$ 3,127,355,834	$ 35,028,232	$ 3,201,998,749

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of September 30, 2021
Long-Term Bonds
Corporate Bonds	$10,874,686	$3,082,619	$—	$9,923,517	$—	$(13,561,662)	$—	$—	$10,319,160	$(663,459)
Loan Assignments	4,290,785	—	—	(175,122)	386,357	—	510,820	—	5,012,840	(175,122)
Common Stocks	10,866,455	—	667,348	(12,992,431)	13,594,162	(667,348)	1,814	—	11,470,000	(12,418,231)
Preferred Stocks	8,109,455	—	—	78,777	38,000	—	—	—	8,226,232	78,777
Total	$34,141,381	$3,082,619	$667,348	$(3,165,259)	$14,018,519	$(14,229,010)	$512,634	$—	$35,028,232	$(13,178,035)
As of September 30, 2021, a Loan Assignment with a market value of $510,820 transferred from Level 2 to Level 3 as the the fair value for this Loan Assignment utilized significant unobservable inputs. As of December 31, 2020, the fair value obtained for this Loan Assignment utilized significant other observable inputs.
As of September 30, 2021, Common Stocks with a market value of $1,814 transferred from Level 1 to Level 3 as the the fair value for these Common Stocks utilized significant unobservable inputs. As of December 31, 2020, the fair value obtained for these Common Stocks utilized significant other observable inputs.

MainStay VP MacKay International Equity Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.3%
Brazil 1.9%
Notre Dame Intermedica Participacoes SA (Health Care Providers & Services)	783,791	$ 10,738,401
Canada 0.9%
Constellation Software, Inc. (Software)	3,331	5,457,044
China 4.5%
Tencent Holdings Ltd. (Interactive Media & Services)	445,806	26,139,487
Denmark 1.9%
Chr Hansen Holding A/S (Chemicals)	130,500	10,657,070
Finland 0.1%
Musti Group Oyj (Specialty Retail)	23,048	822,516
France 10.0%
BioMerieux (Health Care Equipment & Supplies)	60,742	6,898,573
Dassault Systemes SE (Software)	103,411	5,421,498
Edenred (IT Services)	306,716	16,519,948
Sartorius Stedim Biotech (Life Sciences Tools & Services)	19,899	11,107,278
Teleperformance (Professional Services)	44,714	17,593,013
		57,540,310
Germany 12.1%
Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	23,824	4,579,631
Deutsche Boerse AG (Capital Markets)	107,884	17,562,050
SAP SE (Software)	115,440	15,639,078
Scout24 AG (Interactive Media & Services) (a)	183,069	12,707,329
Symrise AG (Chemicals)	50,512	6,663,665
Zalando SE (Internet & Direct Marketing Retail) (a)(b)	136,356	12,530,250
		69,682,003
India 5.2%
HDFC Bank Ltd. (Banks)	875,121	18,761,263
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	307,633	11,257,756
		30,019,019
Ireland 3.1%
ICON plc (Life Sciences Tools & Services) (b)	67,945	17,802,949
Israel 0.9%
Nice Ltd., Sponsored ADR (Software) (b)	18,827	5,347,621
Italy 0.9%
Reply SpA (IT Services)	28,377	5,227,617

	Shares	Value
Common Stocks
Japan 12.4%
CyberAgent, Inc. (Media)	1,098,900	$ 21,282,474
JMDC, Inc. (Health Care Technology) (b)	78,200	5,376,172
Menicon Co. Ltd. (Health Care Equipment & Supplies)	198,000	7,713,416
Relo Group, Inc. (Real Estate Management & Development)	615,300	12,764,070
SMS Co. Ltd. (Professional Services)	320,400	11,591,063
TechnoPro Holdings, Inc. (Professional Services)	417,900	12,414,405
		71,141,600
Mexico 1.1%
Regional SAB de CV (Banks)	1,119,032	6,440,472
Netherlands 7.7%
Adyen NV (IT Services) (a)(b)	3,837	10,669,012
Koninklijke DSM NV (Chemicals)	66,027	13,197,400
Koninklijke Philips NV (Health Care Equipment & Supplies)	462,897	20,516,935
		44,383,347
Spain 3.5%
Industria de Diseno Textil SA (Specialty Retail)	549,233	19,982,480
Sweden 2.1%
Hexagon AB, Class B (Electronic Equipment, Instruments & Components)	383,936	5,915,752
MIPS AB (Leisure Products)	59,926	6,009,704
		11,925,456
Switzerland 3.7%
Belimo Holding AG (Registered) (Building Products)	11,592	6,137,367
Lonza Group AG (Registered) (Life Sciences Tools & Services)	20,026	15,003,297
		21,140,664
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	181,694	20,286,135
United Kingdom 15.2%
Diageo plc (Beverages)	358,080	17,253,385
Experian plc (Professional Services)	317,162	13,175,175
HomeServe plc (Commercial Services & Supplies)	816,152	9,921,092
Linde plc (Chemicals)	50,062	14,687,190
Prudential plc (Insurance)	827,572	16,065,375
St James's Place plc (Capital Markets)	800,938	16,226,139
		87,328,356
United States 8.6%
Accenture plc, Class A (IT Services)	18,064	5,779,035
Aon plc, Class A (Insurance)	62,546	17,873,770
Globant SA (IT Services) (b)	16,598	4,664,204
STERIS plc (Health Care Equipment & Supplies)	27,602	5,638,537

	Shares	Value
Common Stocks
United States
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	111,638	$ 15,318,966
		49,274,512
Total Common Stocks (Cost $515,781,012)		571,337,059
Short-Term Investment 0.0% ‡
Affiliated Investment Company 0.0% ‡
United States 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (c)	296,593	296,593
Total Short-Term Investment (Cost $296,593)		296,593
Total Investments (Cost $516,077,605)	99.3%	571,633,652
Other Assets, Less Liabilities	0.7	3,894,743
Net Assets	100.0%	$ 575,528,395

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Current yield as of September 30, 2021.
Foreign Currency Forward Contracts
As of September 30, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	477,783	JPY	42,003,846	JPMorgan Chase Bank N.A.	10/1/21	$ (193)
Total Unrealized Depreciation						$ (193)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Abbreviation(s):
ADR—American Depositary Receipt
CAD—Canada Dollar
JPY—Japanese Yen

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ —	$ 26,139,487	$ —	$ 26,139,487
Denmark	—	10,657,070	—	10,657,070
Finland	—	822,516	—	822,516
France	—	57,540,310	—	57,540,310
Germany	—	69,682,003	—	69,682,003
India	—	30,019,019	—	30,019,019
Italy	—	5,227,617	—	5,227,617
Japan	—	71,141,600	—	71,141,600
Netherlands	—	44,383,347	—	44,383,347
Spain	—	19,982,480	—	19,982,480
Sweden	—	11,925,456	—	11,925,456
Switzerland	—	21,140,664	—	21,140,664
United Kingdom	14,687,190	72,641,166	—	87,328,356
All Other Countries	115,347,134	—	—	115,347,134
Total Common Stocks	130,034,324	441,302,735	—	571,337,059
Short-Term Investment
Affiliated Investment Company	296,593	—	—	296,593
Total Investments in Securities	$ 130,330,917	$ 441,302,735	$ —	$ 571,633,652
Liability Valuation Inputs
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$ —	$ (193)	$ —	$ (193)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP MacKay Mid Cap Core Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 0.0% ‡
Automobiles 0.0% ‡
Arrival SA (a)(b)	—	$ —
Consumer Finance 0.0% ‡
Credit Acceptance Corp. (a)(b)	—	—
Food Products 0.0% ‡
Sovos Brands, Inc. (a)(b)	—	—
Real Estate Management & Development 0.0% ‡
Redfin Corp. (a)(b)	—	—
Total Common Stocks (Cost $0)		—
Short-Term Investments 0.0% ‡
Unaffiliated Investment Companies 0.0% ‡
BlackRock Liquidity FedFund, 0.025% (c)(d)	8,000,000	8,000,000
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	2,081,814	2,081,814
Total Short-Term Investments (Cost $10,081,814)		10,081,814
Total Investments (Cost $10,081,814)	—%	10,081,814
Other Assets, Less Liabilities	—	(10,081,814)
Net Assets	—%	$ —

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $0.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Fund’s:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$ —	$ —	$ —	$ —
Short-Term Investments
Unaffiliated Investment Companies	10,081,814	—	—	10,081,814
Total Investments in Securities	$ 10,081,814	$ —	$ —	$ 10,081,814

MainStay VP MacKay S&P 500 Index Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.4%
Aerospace & Defense 1.5%
Boeing Co. (The) (a)	52,981	$ 11,652,641
General Dynamics Corp.	22,337	4,378,722
Howmet Aerospace, Inc.	37,672	1,175,366
Huntington Ingalls Industries, Inc.	3,874	747,915
L3Harris Technologies, Inc.	19,346	4,260,763
Lockheed Martin Corp.	23,727	8,188,188
Northrop Grumman Corp.	14,427	5,195,884
Raytheon Technologies Corp.	145,169	12,478,727
Textron, Inc.	21,753	1,518,577
TransDigm Group, Inc. (a)	5,041	3,148,457
		52,745,240
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	12,817	1,115,079
Expeditors International of Washington, Inc.	16,297	1,941,462
FedEx Corp.	23,679	5,192,568
United Parcel Service, Inc., Class B	70,115	12,767,941
		21,017,050
Airlines 0.2%
Alaska Air Group, Inc. (a)	11,952	700,387
American Airlines Group, Inc. (a)	61,816	1,268,464
Delta Air Lines, Inc. (a)	61,648	2,626,821
Southwest Airlines Co. (a)	56,995	2,931,253
United Airlines Holdings, Inc. (a)	31,185	1,483,471
		9,010,396
Auto Components 0.1%
Aptiv plc (a)	26,066	3,883,052
BorgWarner, Inc.	23,117	998,886
		4,881,938
Automobiles 2.1%
Ford Motor Co. (a)	377,876	5,350,724
General Motors Co. (a)	139,763	7,366,908
Tesla, Inc. (a)	78,119	60,579,722
		73,297,354
Banks 4.4%
Bank of America Corp.	712,916	30,263,284
Citigroup, Inc.	195,126	13,693,943
Citizens Financial Group, Inc.	41,050	1,928,529
Comerica, Inc.	12,893	1,037,886
Fifth Third Bancorp	66,498	2,822,175
First Republic Bank	16,962	3,271,630
Huntington Bancshares, Inc.	142,204	2,198,474
JPMorgan Chase & Co.	287,680	47,090,339
KeyCorp	93,538	2,022,292
M&T Bank Corp.	12,399	1,851,667

	Shares	Value
Common Stocks
Banks
People's United Financial, Inc.	41,214	$ 720,009
PNC Financial Services Group, Inc. (The)	40,946	8,010,675
Regions Financial Corp.	92,645	1,974,265
SVB Financial Group (a)	5,629	3,641,287
Truist Financial Corp.	128,509	7,537,053
U.S. Bancorp	129,891	7,720,721
Wells Fargo & Co.	395,338	18,347,637
Zions Bancorp NA	15,801	977,924
		155,109,790
Beverages 1.4%
Brown-Forman Corp., Class B	17,574	1,177,634
Coca-Cola Co. (The)	373,993	19,623,412
Constellation Brands, Inc., Class A	16,288	3,431,719
Molson Coors Beverage Co., Class B	18,111	839,988
Monster Beverage Corp. (a)	36,152	3,211,382
PepsiCo, Inc.	133,158	20,028,295
		48,312,430
Biotechnology 1.9%
AbbVie, Inc.	170,224	18,362,063
Amgen, Inc.	54,669	11,625,363
Biogen, Inc. (a)	14,348	4,060,340
Gilead Sciences, Inc.	120,875	8,443,119
Incyte Corp. (a)	17,979	1,236,595
Moderna, Inc. (a)	33,809	13,011,732
Regeneron Pharmaceuticals, Inc. (a)	10,090	6,106,266
Vertex Pharmaceuticals, Inc. (a)	24,948	4,525,318
		67,370,796
Building Products 0.5%
Allegion plc	8,671	1,146,133
AO Smith Corp.	12,960	791,467
Carrier Global Corp.	83,537	4,323,875
Fortune Brands Home & Security, Inc.	13,343	1,193,131
Johnson Controls International plc	68,568	4,668,110
Masco Corp.	23,795	1,321,812
Trane Technologies plc	23,049	3,979,410
		17,423,938
Capital Markets 3.0%
Ameriprise Financial, Inc.	10,951	2,892,378
Bank of New York Mellon Corp. (The)	76,453	3,963,323
BlackRock, Inc.	13,773	11,550,864
Cboe Global Markets, Inc.	10,282	1,273,528
Charles Schwab Corp. (The)	144,552	10,529,168
CME Group, Inc.	34,609	6,692,688
Franklin Resources, Inc.	26,258	780,388
Goldman Sachs Group, Inc. (The)	32,454	12,268,586

	Shares	Value
Common Stocks
Capital Markets
Intercontinental Exchange, Inc.	54,239	$ 6,227,722
Invesco Ltd.	32,871	792,520
MarketAxess Holdings, Inc.	3,656	1,538,043
Moody's Corp.	15,516	5,509,887
Morgan Stanley	140,525	13,674,488
MSCI, Inc.	7,946	4,833,870
Nasdaq, Inc.	11,268	2,174,949
Northern Trust Corp.	20,043	2,160,836
Raymond James Financial, Inc.	17,688	1,632,249
S&P Global, Inc.	23,217	9,864,671
State Street Corp.	33,070	2,801,690
T. Rowe Price Group, Inc.	21,864	4,300,649
		105,462,497
Chemicals 1.7%
Air Products and Chemicals, Inc.	21,329	5,462,570
Albemarle Corp.	11,249	2,463,194
Celanese Corp.	10,856	1,635,348
CF Industries Holdings, Inc.	20,674	1,154,023
Corteva, Inc.	71,040	2,989,363
Dow, Inc.	71,993	4,143,917
DuPont de Nemours, Inc.	50,357	3,423,772
Eastman Chemical Co.	13,156	1,325,335
Ecolab, Inc.	23,975	5,001,665
FMC Corp.	12,446	1,139,556
International Flavors & Fragrances, Inc.	23,990	3,207,943
Linde plc	49,717	14,585,973
LyondellBasell Industries NV, Class A	25,442	2,387,732
Mosaic Co. (The)	33,309	1,189,797
PPG Industries, Inc.	22,850	3,267,779
Sherwin-Williams Co. (The)	23,321	6,523,583
		59,901,550
Commercial Services & Supplies 0.4%
Cintas Corp.	8,505	3,237,513
Copart, Inc. (a)	20,499	2,843,621
Republic Services, Inc.	20,294	2,436,498
Rollins, Inc.	21,309	752,847
Waste Management, Inc.	37,429	5,590,396
		14,860,875
Communications Equipment 0.8%
Arista Networks, Inc. (a)	5,392	1,852,907
Cisco Systems, Inc.	406,155	22,107,017
F5 Networks, Inc. (a)	5,745	1,141,991
Juniper Networks, Inc.	31,573	868,889
Motorola Solutions, Inc.	16,352	3,798,896
		29,769,700

	Shares	Value
Common Stocks
Construction & Engineering 0.0% ‡
Quanta Services, Inc.	13,430	$ 1,528,603
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,011	2,053,838
Vulcan Materials Co.	12,786	2,162,880
		4,216,718
Consumer Finance 0.7%
American Express Co.	61,951	10,378,651
Capital One Financial Corp.	42,949	6,956,450
Discover Financial Services	28,831	3,541,888
Synchrony Financial	54,847	2,680,921
		23,557,910
Containers & Packaging 0.3%
Amcor plc	148,593	1,722,193
Avery Dennison Corp.	7,988	1,655,193
Ball Corp.	31,636	2,846,291
International Paper Co.	37,754	2,111,204
Packaging Corp. of America	9,155	1,258,263
Sealed Air Corp.	14,649	802,619
Westrock Co.	25,648	1,278,040
		11,673,803
Distributors 0.1%
Genuine Parts Co.	13,924	1,688,007
LKQ Corp. (a)	26,029	1,309,779
Pool Corp.	3,873	1,682,470
		4,680,256
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B (a)	178,459	48,708,599
Diversified Telecommunication Services 1.2%
AT&T, Inc.	688,134	18,586,499
Lumen Technologies, Inc.	95,874	1,187,879
Verizon Communications, Inc.	399,009	21,550,476
		41,324,854
Electric Utilities 1.6%
Alliant Energy Corp.	24,108	1,349,566
American Electric Power Co., Inc.	48,165	3,910,035
Duke Energy Corp.	74,135	7,234,835
Edison International	36,569	2,028,482
Entergy Corp.	19,339	1,920,556
Evergy, Inc.	22,096	1,374,371
Eversource Energy	33,102	2,706,420
Exelon Corp.	94,177	4,552,516

	Shares	Value
Common Stocks
Electric Utilities
FirstEnergy Corp.	52,420	$ 1,867,200
NextEra Energy, Inc.	189,039	14,843,342
NRG Energy, Inc.	23,550	961,547
Pinnacle West Capital Corp.	10,842	784,527
PPL Corp.	74,156	2,067,469
Southern Co. (The)	102,028	6,322,675
Xcel Energy, Inc.	51,871	3,241,938
		55,165,479
Electrical Equipment 0.6%
AMETEK, Inc.	22,255	2,759,842
Eaton Corp. plc	38,407	5,734,549
Emerson Electric Co.	57,798	5,444,572
Generac Holdings, Inc. (a)	6,067	2,479,401
Rockwell Automation, Inc.	11,175	3,285,897
		19,704,261
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	57,596	4,217,755
CDW Corp.	13,237	2,409,399
Corning, Inc.	74,667	2,724,599
IPG Photonics Corp. (a)	3,451	546,638
Keysight Technologies, Inc. (a)	17,755	2,916,969
TE Connectivity Ltd.	31,577	4,332,996
Teledyne Technologies, Inc. (a)	4,476	1,922,800
Trimble, Inc. (a)	24,147	1,986,091
Zebra Technologies Corp., Class A (a)	5,157	2,658,021
		23,715,268
Energy Equipment & Services 0.2%
Baker Hughes Co.	79,761	1,972,490
Halliburton Co.	85,749	1,853,893
Schlumberger NV	134,767	3,994,494
		7,820,877
Entertainment 1.9%
Activision Blizzard, Inc.	74,887	5,795,505
Electronic Arts, Inc.	27,582	3,923,540
Live Nation Entertainment, Inc. (a)	12,685	1,155,984
Netflix, Inc. (a)	42,610	26,006,587
Take-Two Interactive Software, Inc. (a)	11,146	1,717,264
Walt Disney Co. (The) (a)	175,111	29,623,528
		68,222,408
Equity Real Estate Investment Trusts 2.5%
Alexandria Real Estate Equities, Inc.	13,221	2,526,136
American Tower Corp.	43,823	11,631,062
AvalonBay Communities, Inc.	13,455	2,982,166
Boston Properties, Inc.	13,688	1,483,095

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Crown Castle International Corp.	41,654	$ 7,219,471
Digital Realty Trust, Inc.	27,140	3,920,373
Duke Realty Corp.	36,141	1,730,070
Equinix, Inc.	8,633	6,821,192
Equity Residential	33,162	2,683,469
Essex Property Trust, Inc.	6,253	1,999,334
Extra Space Storage, Inc.	12,888	2,165,055
Federal Realty Investment Trust	6,819	804,574
Healthpeak Properties, Inc.	51,941	1,738,985
Host Hotels & Resorts, Inc. (a)	67,867	1,108,268
Iron Mountain, Inc.	27,750	1,205,738
Kimco Realty Corp.	57,891	1,201,238
Mid-America Apartment Communities, Inc.	11,034	2,060,600
Prologis, Inc.	71,297	8,942,783
Public Storage	14,671	4,358,754
Realty Income Corp.	37,488	2,431,472
Regency Centers Corp.	15,195	1,023,079
SBA Communications Corp.	10,539	3,483,877
Simon Property Group, Inc.	31,663	4,115,240
UDR, Inc.	26,864	1,423,255
Ventas, Inc.	36,155	1,996,118
Vornado Realty Trust	15,099	634,309
Welltower, Inc.	40,682	3,352,197
Weyerhaeuser Co.	72,207	2,568,403
		87,610,313
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	42,588	19,136,918
Kroger Co. (The)	65,465	2,646,750
Sysco Corp.	49,305	3,870,442
Walgreens Boots Alliance, Inc.	69,146	3,253,319
Walmart, Inc.	137,584	19,176,458
		48,083,887
Food Products 0.9%
Archer-Daniels-Midland Co.	53,846	3,231,299
Campbell Soup Co.	19,529	816,508
Conagra Brands, Inc.	46,256	1,566,691
General Mills, Inc.	58,829	3,519,151
Hershey Co. (The)	14,101	2,386,594
Hormel Foods Corp.	27,166	1,113,806
J M Smucker Co. (The)	10,545	1,265,716
Kellogg Co.	24,284	1,552,233
Kraft Heinz Co. (The)	64,779	2,385,163
Lamb Weston Holdings, Inc.	14,082	864,212
McCormick & Co., Inc. (Non-Voting)	23,998	1,944,558
Mondelez International, Inc., Class A	134,573	7,829,457

	Shares	Value
Common Stocks
Food Products
Tyson Foods, Inc., Class A	28,362	$ 2,238,896
		30,714,284
Gas Utilities 0.0% ‡
Atmos Energy Corp.	12,594	1,110,791
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	170,675	20,161,838
ABIOMED, Inc. (a)	4,358	1,418,616
Align Technology, Inc. (a)	7,074	4,707,252
Baxter International, Inc.	48,464	3,897,959
Becton Dickinson and Co.	27,649	6,796,677
Boston Scientific Corp. (a)	136,943	5,941,957
Cooper Cos., Inc. (The)	4,746	1,961,569
Danaher Corp.	61,182	18,626,248
Dentsply Sirona, Inc.	21,076	1,223,462
Dexcom, Inc. (a)	9,320	5,096,735
Edwards Lifesciences Corp. (a)	59,912	6,782,637
Hologic, Inc. (a)	24,696	1,822,812
IDEXX Laboratories, Inc. (a)	8,219	5,111,396
Intuitive Surgical, Inc. (a)	11,412	11,345,240
Medtronic plc	129,382	16,218,034
ResMed, Inc.	14,025	3,696,289
STERIS plc	9,604	1,961,905
Stryker Corp.	32,311	8,521,057
Teleflex, Inc.	4,505	1,696,358
West Pharmaceutical Services, Inc.	7,115	3,020,602
Zimmer Biomet Holdings, Inc.	20,093	2,940,811
		132,949,454
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	14,254	1,702,640
Anthem, Inc.	23,473	8,750,734
Cardinal Health, Inc.	27,964	1,383,099
Centene Corp. (a)	56,163	3,499,516
Cigna Corp.	32,743	6,553,839
CVS Health Corp.	126,888	10,767,716
DaVita, Inc. (a)	6,756	785,453
HCA Healthcare, Inc.	23,732	5,760,231
Henry Schein, Inc. (a)	13,560	1,032,730
Humana, Inc.	12,434	4,838,691
Laboratory Corp. of America Holdings (a)	9,410	2,648,350
McKesson Corp.	14,891	2,968,968
Quest Diagnostics, Inc.	11,763	1,709,282
UnitedHealth Group, Inc.	90,778	35,470,596
Universal Health Services, Inc., Class B	7,495	1,037,083
		88,908,928

	Shares	Value
Common Stocks
Health Care Technology 0.1%
Cerner Corp.	28,457	$ 2,006,788
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. (a)	3,957	9,393,404
Caesars Entertainment, Inc. (a)	20,548	2,307,129
Carnival Corp. (a)	76,939	1,924,244
Chipotle Mexican Grill, Inc. (a)	2,712	4,929,114
Darden Restaurants, Inc.	12,610	1,910,037
Domino's Pizza, Inc.	3,548	1,692,254
Expedia Group, Inc. (a)	13,988	2,292,633
Hilton Worldwide Holdings, Inc. (a)	26,844	3,546,361
Las Vegas Sands Corp. (a)	33,098	1,211,387
Marriott International, Inc., Class A (a)	26,336	3,900,098
McDonald's Corp.	71,914	17,339,185
MGM Resorts International	39,240	1,693,206
Norwegian Cruise Line Holdings Ltd. (a)	35,654	952,318
Penn National Gaming, Inc. (a)	15,095	1,093,784
Royal Caribbean Cruises Ltd. (a)	21,578	1,919,363
Starbucks Corp.	113,562	12,527,024
Wynn Resorts Ltd. (a)	10,122	857,840
Yum! Brands, Inc.	28,711	3,511,642
		73,001,023
Household Durables 0.4%
DR Horton, Inc.	31,615	2,654,712
Garmin Ltd.	14,444	2,245,464
Leggett & Platt, Inc.	12,796	573,773
Lennar Corp., Class A	26,577	2,489,733
Mohawk Industries, Inc. (a)	5,383	954,944
Newell Brands, Inc.	36,359	804,988
NVR, Inc. (a)	330	1,582,047
PulteGroup, Inc.	25,489	1,170,455
Whirlpool Corp.	6,040	1,231,314
		13,707,430
Household Products 1.3%
Church & Dwight Co., Inc.	23,637	1,951,707
Clorox Co. (The)	11,987	1,985,167
Colgate-Palmolive Co.	81,533	6,162,264
Kimberly-Clark Corp.	32,520	4,306,949
Procter & Gamble Co. (The)	233,697	32,670,841
		47,076,928
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	64,282	1,467,558
Industrial Conglomerates 1.1%
3M Co.	55,867	9,800,189

	Shares	Value
Common Stocks
Industrial Conglomerates
General Electric Co.	105,757	$ 10,896,144
Honeywell International, Inc.	66,467	14,109,615
Roper Technologies, Inc.	10,142	4,524,650
		39,330,598
Insurance 1.9%
Aflac, Inc.	59,409	3,096,991
Allstate Corp. (The)	28,466	3,624,007
American International Group, Inc.	82,705	4,539,678
Aon plc, Class A	21,743	6,213,497
Arthur J. Gallagher & Co.	19,746	2,935,243
Assurant, Inc.	5,837	920,787
Brown & Brown, Inc.	22,502	1,247,736
Chubb Ltd.	42,239	7,327,622
Cincinnati Financial Corp.	14,429	1,648,080
Everest Re Group Ltd.	3,854	966,506
Globe Life, Inc.	9,143	814,001
Hartford Financial Services Group, Inc. (The)	33,425	2,348,106
Lincoln National Corp.	17,246	1,185,663
Loews Corp.	19,567	1,055,248
Marsh & McLennan Cos., Inc.	48,775	7,385,998
MetLife, Inc.	70,122	4,328,631
Principal Financial Group, Inc.	24,394	1,570,974
Progressive Corp. (The)	56,358	5,094,200
Prudential Financial, Inc.	37,239	3,917,543
Travelers Cos., Inc. (The)	24,239	3,684,570
W R Berkley Corp.	13,480	986,466
Willis Towers Watson plc	12,431	2,889,710
		67,781,257
Interactive Media & Services 6.7%
Alphabet, Inc. (a)
Class A	28,985	77,491,977
Class C	27,125	72,296,534

Facebook, Inc., Class A (a)	229,498	77,889,326
Match Group, Inc. (a)	26,650	4,183,783
Twitter, Inc. (a)	76,922	4,645,320
		236,506,940
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. (a)	41,931	137,745,012
eBay, Inc.	62,375	4,345,666
Etsy, Inc. (a)	12,250	2,547,510
		144,638,188
IT Services 4.9%
Accenture plc, Class A	61,051	19,531,436
Akamai Technologies, Inc. (a)	15,704	1,642,481
Automatic Data Processing, Inc.	40,731	8,142,941

	Shares	Value
Common Stocks
IT Services
Broadridge Financial Solutions, Inc.	11,192	$ 1,865,035
Cognizant Technology Solutions Corp., Class A	50,831	3,772,168
DXC Technology Co. (a)	24,495	823,277
Fidelity National Information Services, Inc.	59,467	7,235,945
Fiserv, Inc. (a)	57,402	6,228,117
FleetCor Technologies, Inc. (a)	8,027	2,097,214
Gartner, Inc. (a)	8,053	2,447,146
Global Payments, Inc.	28,452	4,483,466
International Business Machines Corp.	86,116	11,964,096
Jack Henry & Associates, Inc.	7,159	1,174,506
Mastercard, Inc., Class A	83,869	29,159,574
Paychex, Inc.	30,882	3,472,681
PayPal Holdings, Inc. (a)	113,218	29,460,456
VeriSign, Inc. (a)	9,370	1,920,944
Visa, Inc., Class A	162,475	36,191,306
Western Union Co. (The)	39,537	799,438
		172,412,227
Leisure Products 0.0% ‡
Hasbro, Inc.	12,330	1,100,083
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	29,245	4,606,965
Bio-Rad Laboratories, Inc., Class A (a)	2,076	1,548,592
Bio-Techne Corp.	3,747	1,815,684
Charles River Laboratories International, Inc. (a)	4,843	1,998,561
Illumina, Inc. (a)	14,071	5,707,338
IQVIA Holdings, Inc. (a)	18,472	4,424,783
Mettler-Toledo International, Inc. (a)	2,242	3,088,041
PerkinElmer, Inc.	10,783	1,868,586
Thermo Fisher Scientific, Inc.	37,879	21,641,409
Waters Corp. (a)	5,946	2,124,506
		48,824,465
Machinery 1.5%
Caterpillar, Inc.	52,795	10,135,056
Cummins, Inc.	13,826	3,104,767
Deere & Co.	27,329	9,157,128
Dover Corp.	13,872	2,157,096
Fortive Corp.	34,504	2,434,947
IDEX Corp.	7,301	1,510,942
Illinois Tool Works, Inc.	27,704	5,724,478
Ingersoll Rand, Inc. (a)	39,007	1,966,343
Otis Worldwide Corp.	41,087	3,380,638
PACCAR, Inc.	33,458	2,640,505
Parker-Hannifin Corp.	12,439	3,478,193
Pentair plc	15,977	1,160,409
Snap-on, Inc.	5,215	1,089,674

	Shares	Value
Common Stocks
Machinery
Stanley Black & Decker, Inc.	15,564	$ 2,728,525
Westinghouse Air Brake Technologies Corp.	18,199	1,568,936
Xylem, Inc.	17,354	2,146,343
		54,383,980
Media 1.2%
Charter Communications, Inc., Class A (a)	12,211	8,884,235
Comcast Corp., Class A	440,961	24,662,949
Discovery, Inc. (a)
Class A (b)	16,254	412,527
Class C	28,956	702,762

DISH Network Corp., Class A (a)	23,947	1,040,737
Fox Corp.
Class A	31,509	1,263,826
Class B	14,646	543,659

Interpublic Group of Cos., Inc. (The)	37,911	1,390,196
News Corp.
Class A	37,630	885,434
Class B	11,716	272,163

Omnicom Group, Inc.	20,687	1,498,980
ViacomCBS, Inc.	58,365	2,306,001
		43,863,469
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	141,244	4,594,667
Newmont Corp.	77,213	4,192,666
Nucor Corp.	28,275	2,784,805
		11,572,138
Multiline Retail 0.5%
Dollar General Corp.	22,764	4,829,155
Dollar Tree, Inc. (a)	22,355	2,139,821
Target Corp.	47,680	10,907,753
		17,876,729
Multi-Utilities 0.7%
Ameren Corp.	24,630	1,995,030
CenterPoint Energy, Inc.	55,947	1,376,296
CMS Energy Corp.	27,898	1,666,348
Consolidated Edison, Inc.	34,021	2,469,584
Dominion Energy, Inc.	77,730	5,675,845
DTE Energy Co.	18,644	2,082,721
NiSource, Inc.	37,703	913,544
Public Service Enterprise Group, Inc.	48,679	2,964,551
Sempra Energy	30,743	3,888,989
WEC Energy Group, Inc.	30,401	2,681,368
		25,714,276

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	36,356	$ 779,109
Cabot Oil & Gas Corp.	38,433	836,302
Chevron Corp.	186,275	18,897,599
ConocoPhillips	128,918	8,736,773
Devon Energy Corp.	60,615	2,152,439
Diamondback Energy, Inc.	16,385	1,551,168
EOG Resources, Inc.	56,247	4,514,947
Exxon Mobil Corp.	408,017	23,999,560
Hess Corp.	26,456	2,066,478
Kinder Morgan, Inc.	187,700	3,140,221
Marathon Oil Corp.	75,950	1,038,236
Marathon Petroleum Corp.	61,442	3,797,730
Occidental Petroleum Corp.	85,399	2,526,102
ONEOK, Inc.	42,939	2,490,033
Phillips 66	42,201	2,955,336
Pioneer Natural Resources Co.	21,843	3,637,078
Valero Energy Corp.	39,396	2,780,176
Williams Cos., Inc. (The)	117,076	3,036,951
		88,936,238
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	22,350	6,703,435
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	213,931	12,658,297
Catalent, Inc. (a)	16,417	2,184,610
Eli Lilly and Co.	76,438	17,661,000
Johnson & Johnson	253,438	40,930,237
Merck & Co., Inc.	244,033	18,329,318
Organon & Co.	24,344	798,240
Pfizer, Inc.	539,491	23,203,508
Viatris, Inc.	116,487	1,578,399
Zoetis, Inc.	45,757	8,883,264
		126,226,873
Professional Services 0.4%
Equifax, Inc.	11,719	2,969,829
IHS Markit Ltd.	38,376	4,475,409
Jacobs Engineering Group, Inc.	12,550	1,663,251
Leidos Holdings, Inc.	13,629	1,310,156
Nielsen Holdings plc	34,425	660,616
Robert Half International, Inc.	10,885	1,092,092
Verisk Analytics, Inc.	15,622	3,128,618
		15,299,971
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	32,350	3,149,596

	Shares	Value
Common Stocks
Road & Rail 0.9%
CSX Corp.	217,048	$ 6,455,008
JB Hunt Transport Services, Inc.	8,036	1,343,780
Kansas City Southern	8,764	2,371,889
Norfolk Southern Corp.	23,777	5,688,647
Old Dominion Freight Line, Inc.	9,031	2,582,685
Union Pacific Corp.	62,782	12,305,900
		30,747,909
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (a)	117,100	12,049,590
Analog Devices, Inc.	51,840	8,682,163
Applied Materials, Inc.	87,992	11,327,210
Broadcom, Inc.	39,497	19,153,280
Enphase Energy, Inc. (a)	13,078	1,961,308
Intel Corp.	390,582	20,810,209
KLA Corp.	14,773	4,941,716
Lam Research Corp.	13,745	7,822,967
Microchip Technology, Inc.	26,362	4,046,303
Micron Technology, Inc.	108,079	7,671,447
Monolithic Power Systems, Inc.	4,145	2,008,999
NVIDIA Corp.	239,914	49,700,584
NXP Semiconductors NV	25,525	4,999,582
Qorvo, Inc. (a)	10,851	1,814,179
QUALCOMM, Inc.	108,714	14,021,932
Skyworks Solutions, Inc.	15,911	2,621,815
Teradyne, Inc.	16,038	1,750,868
Texas Instruments, Inc.	89,007	17,108,036
Xilinx, Inc.	23,693	3,577,406
		196,069,594
Software 9.2%
Adobe, Inc. (a)	45,865	26,405,398
ANSYS, Inc. (a)	8,399	2,859,439
Autodesk, Inc. (a)	21,205	6,047,030
Cadence Design Systems, Inc. (a)	26,818	4,061,318
Ceridian HCM Holding, Inc. (a)	12,985	1,462,371
Citrix Systems, Inc.	11,967	1,284,897
Fortinet, Inc. (a)	13,064	3,815,211
Intuit, Inc.	26,336	14,208,535
Microsoft Corp.	723,485	203,964,891
NortonLifeLock, Inc.	55,988	1,416,496
Oracle Corp.	158,589	13,817,860
Paycom Software, Inc. (a)	4,628	2,294,331
PTC, Inc. (a)	10,137	1,214,311
salesforce.com, Inc. (a)	93,532	25,367,749
ServiceNow, Inc. (a)	19,030	11,841,798
Synopsys, Inc. (a)	14,703	4,402,225

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	3,926	$ 1,800,660
		326,264,520
Specialty Retail 2.2%
Advance Auto Parts, Inc.	6,304	1,316,842
AutoZone, Inc. (a)	2,083	3,536,913
Bath & Body Works, Inc.	25,496	1,607,013
Best Buy Co., Inc.	21,484	2,271,074
CarMax, Inc. (a)	15,723	2,011,915
Gap, Inc. (The)	20,017	454,386
Home Depot, Inc. (The)	102,364	33,602,007
Lowe's Cos., Inc.	68,128	13,820,446
O'Reilly Automotive, Inc. (a)	6,638	4,056,216
Ross Stores, Inc.	34,369	3,741,066
TJX Cos., Inc. (The)	116,231	7,668,921
Tractor Supply Co.	11,108	2,250,592
Ulta Beauty, Inc. (a)	5,277	1,904,575
		78,241,966
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. (c)	1,511,812	213,921,398
Hewlett Packard Enterprise Co.	125,862	1,793,533
HP, Inc.	115,774	3,167,577
NetApp, Inc.	21,418	1,922,480
Seagate Technology Holdings plc	20,159	1,663,521
Western Digital Corp. (a)	29,535	1,666,955
		224,135,464
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	33,560	575,890
NIKE, Inc., Class B	122,877	17,845,427
PVH Corp. (a)	6,841	703,186
Ralph Lauren Corp.	4,640	515,226
Tapestry, Inc.	26,876	994,949
Under Armour, Inc. (a)
Class A	18,148	366,227
Class C	18,749	328,482

VF Corp.	30,991	2,076,087
		23,405,474
Tobacco 0.6%
Altria Group, Inc.	177,536	8,081,439
Philip Morris International, Inc.	150,208	14,238,216
		22,319,655
Trading Companies & Distributors 0.2%
Fastenal Co.	55,353	2,856,768
United Rentals, Inc. (a)	6,975	2,447,737

	Shares	Value
Common Stocks
Trading Companies & Distributors
WW Grainger, Inc.	4,218	$ 1,657,927
		6,962,432
Water Utilities 0.1%
American Water Works Co., Inc.	17,489	2,956,341
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. (a)	56,479	7,215,757
Total Common Stocks (d) (Cost $1,109,965,305)		3,518,759,549

Short-Term Investments 0.6%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.01% (e)	48,352	48,352
Unaffiliated Investment Companies 0.0% ‡
BlackRock Liquidity FedFund, 0.025% (e)(f)	200,000	200,000
Wells Fargo Government Money Market Fund, 0.025% (e)(f)	221,765	221,765
Total Unaffiliated Investment Companies (Cost $421,765)		421,765

	Principal Amount
U.S. Treasury Debt 0.6%
U.S. Treasury Bills
0.03%, due 12/14/21 (c)(g)	$ 18,500,000	18,498,745
Total Short-Term Investments (Cost $18,968,967)		18,968,862
Total Investments (Cost $1,128,934,272)	100.0%	3,537,728,411
Other Assets, Less Liabilities	0.0‡	1,254,472
Net Assets	100.0%	$ 3,538,982,883

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $412,501. The Portfolio received cash collateral with a value of $421,765.
(c)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(d)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.9% of the Portfolio’s net assets.
(e)	Current yield as of September 30, 2021.
(f)	Represents a security purchased with cash collateral received for securities on loan.

(g)	Interest rate shown represents yield to maturity.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	82	December 2021	$ 18,148,020	$ 17,620,775	$ (527,245)

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 3,518,759,549	$ —	$ —	$ 3,518,759,549
Short-Term Investments
Affiliated Investment Company	48,352	—	—	48,352
Unaffiliated Investment Companies	421,765	—	—	421,765
U.S. Treasury Debt	—	18,498,745	—	18,498,745
Total Short-Term Investments	470,117	18,498,745	—	18,968,862
Total Investments in Securities	$ 3,519,229,666	$ 18,498,745	$ —	$ 3,537,728,411
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (527,245)	$ —	$ —	$ (527,245)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Wellington Small Cap Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 94.5%
Air Freight & Logistics 0.5%
Hub Group, Inc., Class A (a)	39,172	$ 2,693,075
Auto Components 1.1%
Dana, Inc.	108,586	2,414,953
Gentherm, Inc. (a)	34,649	2,804,143
		5,219,096
Banks 10.0%
Allegiance Bancshares, Inc.	42,023	1,603,177
Ameris Bancorp	57,983	3,008,158
Bank OZK	68,063	2,925,348
Berkshire Hills Bancorp, Inc.	108,356	2,923,445
Cadence Bancorp	136,101	2,988,778
First Hawaiian, Inc.	78,519	2,304,533
First Interstate BancSystem, Inc., Class A	61,045	2,457,672
First Midwest Bancorp, Inc.	88,533	1,683,012
FNB Corp.	188,514	2,190,533
Great Western Bancorp, Inc.	81,120	2,655,869
Home BancShares, Inc.	111,961	2,634,442
OFG Bancorp	111,683	2,816,645
Pacific Premier Bancorp, Inc.	66,725	2,765,084
Sandy Spring Bancorp, Inc.	66,825	3,061,921
Sterling Bancorp	99,832	2,491,807
Umpqua Holdings Corp.	141,195	2,859,199
United Community Banks, Inc.	63,834	2,095,032
Veritex Holdings, Inc.	65,745	2,587,723
Western Alliance Bancorp	27,281	2,968,718
		49,021,096
Biotechnology 4.4%
Allakos, Inc. (a)	6,755	715,152
ALX Oncology Holdings, Inc. (a)	7,849	579,727
Amicus Therapeutics, Inc. (a)	176,581	1,686,349
Arena Pharmaceuticals, Inc. (a)	43,087	2,565,831
Ascendis Pharma A/S, ADR (a)	8,745	1,393,866
Celldex Therapeutics, Inc. (a)	54,210	2,926,798
Intellia Therapeutics, Inc. (a)	8,539	1,145,507
Kodiak Sciences, Inc. (a)	14,990	1,438,740
Kymera Therapeutics, Inc. (a)	22,379	1,314,542
Myovant Sciences Ltd. (a)	129,701	2,910,490
REVOLUTION Medicines, Inc. (a)	25,933	713,417
Rocket Pharmaceuticals, Inc. (a)	13,000	388,570
Sage Therapeutics, Inc. (a)	30,010	1,329,743
Turning Point Therapeutics, Inc. (a)	6,060	402,566
Y-mAbs Therapeutics, Inc. (a)	18,732	534,611
Zymeworks, Inc. (a)	54,998	1,597,142
		21,643,051

	Shares	Value
Common Stocks
Building Products 1.5%
Apogee Enterprises, Inc.	45,280	$ 1,709,773
Gibraltar Industries, Inc. (a)	30,187	2,102,524
Insteel Industries, Inc.	53,956	2,053,026
PGT Innovations, Inc. (a)	79,668	1,521,659
		7,386,982
Capital Markets 1.5%
Greenhill & Co., Inc.	145,679	2,129,827
Hamilton Lane, Inc., Class A	27,289	2,314,653
Moelis & Co., Class A	50,172	3,104,142
		7,548,622
Chemicals 1.2%
Livent Corp. (a)	155,052	3,583,252
Minerals Technologies, Inc.	33,875	2,365,830
		5,949,082
Commercial Services & Supplies 3.4%
BrightView Holdings, Inc. (a)	136,645	2,016,880
CoreCivic, Inc. (a)	168,623	1,500,745
Deluxe Corp.	76,746	2,754,414
Herman Miller, Inc.	69,368	2,612,399
Interface, Inc.	177,334	2,686,610
Loomis AB	95,337	2,579,791
U.S. Ecology, Inc. (a)	73,241	2,369,346
		16,520,185
Communications Equipment 0.9%
Calix, Inc. (a)	35,800	1,769,594
Plantronics, Inc. (a)	97,101	2,496,467
		4,266,061
Construction & Engineering 0.8%
Badger Infrastructure Solutions Ltd.	90,950	2,430,647
Fluor Corp. (a)	93,839	1,498,609
		3,929,256
Consumer Finance 2.1%
Enova International, Inc. (a)	83,561	2,887,033
Navient Corp.	127,850	2,522,480
PRA Group, Inc. (a)	122,011	5,141,544
		10,551,057
Diversified Consumer Services 1.9%
2U, Inc. (a)	52,326	1,756,584
Adtalem Global Education, Inc. (a)	68,732	2,598,757
Chegg, Inc. (a)	26,005	1,768,860
H&R Block, Inc.	119,932	2,998,300
		9,122,501

	Shares	Value
Common Stocks
Diversified Financial Services 0.6%
ECN Capital Corp.	363,228	$ 2,993,921
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A (a)	14,881	1,343,457
Electric Utilities 0.5%
Portland General Electric Co.	54,153	2,544,649
Electrical Equipment 1.5%
EnerSys	61,276	4,561,386
nVent Electric plc	82,710	2,674,014
		7,235,400
Electronic Equipment, Instruments & Components 2.0%
FARO Technologies, Inc. (a)	34,642	2,279,790
II-VI, Inc. (a)	38,380	2,278,237
Knowles Corp. (a)	129,970	2,435,638
Novanta, Inc. (a)	9,831	1,518,889
PAR Technology Corp. (a)(b)	23,984	1,475,256
		9,987,810
Energy Equipment & Services 0.6%
Nabors Industries Ltd. (a)	29,525	2,848,572
Entertainment 0.6%
IMAX Corp. (a)	143,206	2,718,050
Equity Real Estate Investment Trusts 4.3%
Acadia Realty Trust	149,111	3,043,356
Empire State Realty Trust, Inc., Class A	220,348	2,210,090
Essential Properties Realty Trust, Inc.	78,550	2,193,116
Pebblebrook Hotel Trust	114,177	2,558,707
Piedmont Office Realty Trust, Inc., Class A	286,452	4,992,858
Ryman Hospitality Properties, Inc. (a)	19,851	1,661,529
Uniti Group, Inc.	236,949	2,931,059
Xenia Hotels & Resorts, Inc. (a)	78,631	1,394,914
		20,985,629
Food & Staples Retailing 0.5%
United Natural Foods, Inc. (a)	47,685	2,308,908
Food Products 0.8%
Calavo Growers, Inc.	26,971	1,031,371
Hostess Brands, Inc. (a)	180,626	3,137,474
		4,168,845

	Shares	Value
Common Stocks
Gas Utilities 1.0%
New Jersey Resources Corp.	73,517	$ 2,559,127
South Jersey Industries, Inc.	113,767	2,418,686
		4,977,813
Health Care Equipment & Supplies 3.4%
Globus Medical, Inc., Class A (a)	24,642	1,888,070
Hill-Rom Holdings, Inc.	10,250	1,537,500
Integra LifeSciences Holdings Corp. (a)	39,167	2,682,156
Lantheus Holdings, Inc. (a)	122,249	3,139,354
NuVasive, Inc. (a)	41,079	2,458,578
Orthofix Medical, Inc. (a)	79,024	3,012,395
SI-BONE, Inc. (a)	87,802	1,880,719
		16,598,772
Health Care Providers & Services 2.6%
Accolade, Inc. (a)	48,987	2,065,782
AMN Healthcare Services, Inc. (a)	24,650	2,828,587
Cross Country Healthcare, Inc. (a)	116,033	2,464,541
LHC Group, Inc. (a)	11,425	1,792,697
Oak Street Health, Inc. (a)(b)	15,175	645,393
Premier, Inc., Class A	75,056	2,909,170
		12,706,170
Health Care Technology 2.0%
Health Catalyst, Inc. (a)	43,163	2,158,582
Inspire Medical Systems, Inc. (a)	10,042	2,338,581
Multiplan Corp. (a)(b)	198,100	1,115,303
NextGen Healthcare, Inc. (a)	155,323	2,190,054
Omnicell, Inc. (a)	12,935	1,919,942
		9,722,462
Hotels, Restaurants & Leisure 1.5%
Hilton Grand Vacations, Inc. (a)	66,403	3,158,791
Planet Fitness, Inc., Class A (a)	27,203	2,136,796
Wingstop, Inc.	11,492	1,883,883
		7,179,470
Household Durables 1.8%
Cavco Industries, Inc. (a)	9,108	2,156,228
Skyline Champion Corp. (a)	107,201	6,438,492
		8,594,720
Household Products 0.4%
Energizer Holdings, Inc.	54,044	2,110,418
Insurance 1.4%
Lancashire Holdings Ltd.	240,401	1,810,794
ProAssurance Corp.	113,809	2,706,378

	Shares	Value
Common Stocks
Insurance
SiriusPoint Ltd. (a)	248,928	$ 2,305,073
		6,822,245
Internet & Direct Marketing Retail 1.2%
Porch Group, Inc. (a)(b)	96,166	1,700,215
Quotient Technology, Inc. (a)	261,626	1,522,663
Revolve Group, Inc. (a)	490	30,267
Shutterstock, Inc.	24,980	2,830,734
		6,083,879
IT Services 2.1%
BM Technologies, Inc. (a)	10,187	90,664
CSG Systems International, Inc.	44,793	2,159,023
LiveRamp Holdings, Inc. (a)	31,628	1,493,791
Perficient, Inc. (a)	27,494	3,181,056
Repay Holdings Corp. (a)	43,547	1,002,887
Verra Mobility Corp. (a)	153,647	2,315,460
		10,242,881
Leisure Products 0.7%
Sturm Ruger & Co., Inc.	29,577	2,182,191
YETI Holdings, Inc. (a)	13,824	1,184,579
		3,366,770
Life Sciences Tools & Services 1.2%
Codexis, Inc. (a)	135,492	3,151,544
Medpace Holdings, Inc. (a)	4,600	870,688
NeoGenomics, Inc. (a)	43,122	2,080,205
		6,102,437
Machinery 4.0%
Altra Industrial Motion Corp.	65,259	3,612,086
Astec Industries, Inc.	47,950	2,580,189
Colfax Corp. (a)	68,190	3,129,921
Hydrofarm Holdings Group, Inc. (a)	18,885	714,797
Kennametal, Inc.	84,282	2,884,973
Kornit Digital Ltd. (a)	6,300	911,862
Middleby Corp. (The) (a)	17,505	2,984,777
REV Group, Inc.	152,354	2,614,395
		19,433,000
Marine 0.4%
Kirby Corp. (a)	44,990	2,157,720
Media 1.6%
Cardlytics, Inc. (a)	44,362	3,723,746
Criteo SA, Sponsored ADR (a)	65,299	2,393,209
TEGNA, Inc.	93,717	1,848,099
		7,965,054

	Shares	Value
Common Stocks
Metals & Mining 1.5%
Carpenter Technology Corp.	60,368	$ 1,976,448
Compass Minerals International, Inc.	37,407	2,409,011
MP Materials Corp. (a)(b)	88,351	2,847,553
		7,233,012
Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp.	44,864	2,763,174
Paper & Forest Products 0.5%
Schweitzer-Mauduit International, Inc.	71,551	2,479,958
Personal Products 1.0%
Edgewell Personal Care Co.	81,513	2,958,922
Medifast, Inc.	10,740	2,068,953
		5,027,875
Pharmaceuticals 0.4%
Arvinas, Inc. (a)	24,525	2,015,464
Professional Services 2.2%
ICF International, Inc.	31,270	2,792,098
Insperity, Inc.	24,243	2,684,670
Kforce, Inc.	46,081	2,748,271
Science Applications International Corp.	29,602	2,532,747
		10,757,786
Real Estate Management & Development 0.5%
Marcus & Millichap, Inc. (a)	62,915	2,555,607
Semiconductors & Semiconductor Equipment 4.8%
Ichor Holdings Ltd. (a)	40,284	1,655,270
MKS Instruments, Inc.	15,323	2,312,394
Rambus, Inc. (a)	149,710	3,323,562
Silicon Motion Technology Corp., ADR	32,727	2,257,508
Synaptics, Inc. (a)	23,768	4,271,823
Tower Semiconductor Ltd. (a)	329,296	9,845,950
		23,666,507
Software 8.4%
8x8, Inc. (a)	104,895	2,453,494
Agilysys, Inc. (a)	61,215	3,205,217
Box, Inc., Class A (a)	130,462	3,088,036
Digital Turbine, Inc. (a)	48,081	3,305,569
InterDigital, Inc.	34,479	2,338,366
J2 Global, Inc. (a)	18,718	2,557,253
Jamf Holding Corp. (a)	79,135	3,048,280
Manhattan Associates, Inc. (a)	11,218	1,716,691

	Shares	Value
Common Stocks
Software
Marathon Digital Holdings, Inc. (a)(b)	75,500	$ 2,384,290
Mimecast Ltd. (a)	45,661	2,904,040
PROS Holdings, Inc. (a)	35,904	1,273,874
Rapid7, Inc. (a)	25,010	2,826,630
Varonis Systems, Inc. (a)	59,018	3,591,245
Veritone, Inc. (a)	160,603	3,836,806
Xperi Holding Corp.	135,741	2,557,360
		41,087,151
Specialty Retail 1.0%
Five Below, Inc. (a)	16,741	2,959,976
Floor & Decor Holdings, Inc., Class A (a)	17,850	2,156,102
		5,116,078
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc.	27,536	2,677,601
Crocs, Inc. (a)	17,252	2,475,317
Kontoor Brands, Inc.	45,729	2,284,164
Movado Group, Inc.	83,454	2,627,966
On Holding AG, Class A (a)(b)	1,034	31,154
Steven Madden Ltd.	73,132	2,936,981
		13,033,183
Thrifts & Mortgage Finance 2.8%
Federal Agricultural Mortgage Corp., Class C	43,675	4,739,611
MGIC Investment Corp.	187,972	2,812,061
NMI Holdings, Inc., Class A (a)	74,038	1,673,999
Radian Group, Inc.	112,839	2,563,702
WSFS Financial Corp.	35,952	1,844,697
		13,634,070
Trading Companies & Distributors 1.8%
Applied Industrial Technologies, Inc.	39,896	3,595,826
Boise Cascade Co.	54,058	2,918,051
MRC Global, Inc. (a)	286,571	2,103,431
		8,617,308
Total Common Stocks (Cost $471,984,934)		463,036,289
Exchange-Traded Funds 3.4%
iShares Russell 2000 ETF (b)	31,356	6,859,125
iShares Russell 2000 Growth ETF (b)	24,152	7,090,785
iShares Russell 2000 Value ETF	14,521	2,326,700
Total Exchange-Traded Funds (Cost $16,771,817)		16,276,610

	Number of Warrants	Value
Warrant 0.0% ‡
Energy Equipment & Services 0.0% ‡
Nabors Industries Ltd.
Expires 6/11/26 (a)	11,300	$ 65,992
Total Warrant (Cost $0)		65,992

	Shares
Short-Term Investments 4.0%
Affiliated Investment Company 2.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	11,463,934	11,463,934
Unaffiliated Investment Companies 1.7%
BlackRock Liquidity FedFund, 0.025% (c)(d)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	5,117,053	5,117,053
Total Unaffiliated Investment Companies (Cost $8,117,053)		8,117,053
Total Short-Term Investments (Cost $19,580,987)		19,580,987
Total Investments (Cost $508,337,738)	101.9%	498,959,878
Other Assets, Less Liabilities	(1.9)	(9,091,769)
Net Assets	100.0%	$ 489,868,109

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $17,490,879; the total market value of collateral held by the Portfolio was $17,880,142. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,763,089. The Portfolio received cash collateral with a value of $8,117,053.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Commercial Services & Supplies	$ 13,940,394	$ 2,579,791	$ —	$ 16,520,185
Insurance	5,011,451	1,810,794	—	6,822,245
All Other Industries	439,693,859	—	—	439,693,859
Total Common Stocks	458,645,704	4,390,585	—	463,036,289
Exchange-Traded Funds	16,276,610	—	—	16,276,610
Warrant	65,992	—	—	65,992
Short-Term Investments
Affiliated Investment Company	11,463,934	—	—	11,463,934
Unaffiliated Investment Companies	8,117,053	—	—	8,117,053
Total Short-Term Investments	19,580,987	—	—	19,580,987
Total Investments in Securities	$ 494,569,293	$ 4,390,585	$ —	$ 498,959,878

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP MacKay Strategic Bond Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.0%
Asset-Backed Securities 9.3%
Automobile Asset-Backed Securities 3.0%
American Credit Acceptance Receivables Trust
Series 2020-2, Class C
3.88%, due 4/13/26 (a)	$ 3,615,000	$ 3,769,607
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2021-1A, Class A
1.38%, due 8/20/27	2,550,000	2,544,422
Series 2020-2A, Class A
2.02%, due 2/20/27	1,880,000	1,926,636
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,160,000	1,156,175
Series 2021-1, Class D
1.45%, due 1/16/29	3,390,000	3,398,631
Flagship Credit Auto Trust
Series 2019-2, Class E
4.52%, due 12/15/26 (a)	1,258,000	1,321,525
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A
2.44%, due 9/15/26	1,770,000	1,852,379
Series 2018-4, Class A
4.06%, due 11/15/30	2,295,000	2,606,703
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D
1.48%, due 7/15/27 (a)	3,430,000	3,414,324
GLS Auto Receivables Trust
Series 2021-2A, Class D
1.42%, due 4/15/27 (a)	1,350,000	1,345,913
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	1,820,000	1,830,821
Series 2021-2A, Class C
2.52%, due 12/27/27	3,367,000	3,404,862
Hertz Vehicle Financing LLC
Series 2021-1A, Class C
2.05%, due 12/26/25 (a)	1,180,000	1,189,418
		29,761,416
Home Equity Asset-Backed Securities 0.4%
Bayview Financial Acquisition Trust
Series 2006-D, Class 2A4
0.505% (1 Month LIBOR + 0.42%), due 12/28/36 (b)	46,106	46,093
Carrington Mortgage Loan Trust
Series 2007-HE1, Class A3
0.276% (1 Month LIBOR + 0.19%), due 6/25/37 (b)	3,127,993	3,098,125
First NLC Trust
Series 2007-1, Class A1
0.156% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)	61,301	39,751

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
JP Morgan Mortgage Acquisition Trust
Series 2007-HE1, Class AF1
0.186% (1 Month LIBOR + 0.10%), due 3/25/47 (b)	$ 21,816	$ 14,858
Mastr Asset-Backed Securities Trust
Series 2006-HE4, Class A1
0.186% (1 Month LIBOR + 0.10%), due 11/25/36 (b)	16,569	7,180
Morgan Stanley ABS Capital I, Inc. Trust (b)
Series 2007-HE4, Class A2A
0.196% (1 Month LIBOR + 0.11%), due 2/25/37	17,624	7,568
Series 2007-HE7, Class M1
2.086% (1 Month LIBOR + 2.00%), due 7/25/37	930,000	979,771
		4,193,346
Other Asset-Backed Securities 5.9%
American Airlines Pass-Through Trust
Series 2016-2, Class A
3.65%, due 6/15/28	1,576,361	1,534,074
Series 2019-1, Class B
3.85%, due 2/15/28	1,412,122	1,345,421
Series 2015-2, Class A
4.00%, due 9/22/27	369,741	359,788
Series 2013-2, Class A
4.95%, due 1/15/23	1,955,596	1,999,791
CF Hippolyta LLC (a)
Series 2020-1, Class A1
1.69%, due 7/15/60	1,171,753	1,187,630
Series 2021-1A, Class B1
1.98%, due 3/15/61	5,651,695	5,665,875
Series 2020-1, Class A2
1.99%, due 7/15/60	1,298,766	1,299,165
Continental Airlines Pass-Through Trust
Series 2007-1, Class A
5.983%, due 4/19/22	299,669	303,568
Crown Castle Towers LLC (a)
3.72%, due 7/15/23	1,550,000	1,594,893
4.241%, due 7/15/28	3,755,000	4,193,660
DB Master Finance LLC
Series 2019-1A, Class A23
4.352%, due 5/20/49 (a)	1,911,000	2,075,942
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II
4.474%, due 10/25/45 (a)	3,119,438	3,232,682
FirstKey Homes Trust (a)
Series 2021-SFR2, Class B
1.607%, due 9/17/38	1,860,000	1,836,697
Series 2021-SFR1, Class B
1.788%, due 8/17/38	3,320,000	3,322,928

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
FirstKey Homes Trust (a)
Series 2021-SFR1, Class C
1.888%, due 8/17/38	$ 3,800,000	$ 3,778,750
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, due 7/25/33 (a)	1,385,857	1,422,223
Navient Private Education Refi Loan Trust (a)
Series 2021-EA, Class B
2.03%, due 12/16/69	2,950,000	2,887,877
Series 2020-GA, Class B
2.50%, due 9/16/69	1,590,000	1,606,506
Series 2020-HA, Class B
2.78%, due 1/15/69	840,000	863,189
PFS Financing Corp. (a)
Series 2020-B, Class B
1.71%, due 6/15/24	910,000	916,526
Series 2020-A, Class B
1.77%, due 6/15/25	2,150,000	2,178,664
Progress Residential
Series 2021-SFR4, Class B
1.808%, due 5/17/38 (a)	2,085,000	2,079,765
Progress Residential Trust
Series 2021-SFR2, Class B
1.796%, due 4/19/38 (a)	3,000,000	2,992,944
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class C
1.79%, due 11/20/37 (a)	701,799	702,808
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	2,255,000	2,252,896
U.S. Airways Pass-Through Trust
Series 2012-1, Class A
5.90%, due 10/1/24	914,230	961,820
Series 2010-1, Class A
6.25%, due 4/22/23	584,773	603,453
United Airlines Pass-Through Trust
Series 2014-2, Class B
4.625%, due 9/3/22	778,186	793,713
Series 2020-1, Class A
5.875%, due 10/15/27	2,068,269	2,314,481
Series 2007-1
6.636%, due 7/2/22	1,113,098	1,149,274
		57,457,003
Total Asset-Backed Securities (Cost $89,791,885)		91,411,765

	Principal Amount	Value
Corporate Bonds 51.4%
Aerospace & Defense 0.7%
BAE Systems plc
3.00%, due 9/15/50 (a)	$ 775,000	$ 745,418
Howmet Aerospace, Inc.
3.00%, due 1/15/29	2,150,000	2,168,490
L3Harris Technologies, Inc.
4.40%, due 6/15/28	3,270,000	3,731,416
		6,645,324
Agriculture 0.2%
BAT Capital Corp.
3.734%, due 9/25/40	1,900,000	1,833,084
Airlines 1.1%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,640,000	1,724,050
5.75%, due 4/20/29	1,000,000	1,077,500
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,185,000	1,267,950
4.75%, due 10/20/28	955,000	1,064,825
7.00%, due 5/1/25	2,555,000	2,979,769
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	2,050,000	2,229,211
		10,343,305
Auto Manufacturers 2.4%
Ford Motor Co.
8.50%, due 4/21/23	2,335,000	2,568,360
9.00%, due 4/22/25	2,400,000	2,886,072
Ford Motor Credit Co. LLC
1.36% (3 Month LIBOR + 1.235%), due 2/15/23 (b)	1,230,000	1,225,111
4.063%, due 11/1/24	2,485,000	2,612,952
4.25%, due 9/20/22	900,000	920,475
General Motors Co.
6.125%, due 10/1/25	745,000	872,910
General Motors Financial Co., Inc.
2.35%, due 1/8/31	908,000	889,347
2.70%, due 6/10/31	2,255,000	2,248,099
3.45%, due 4/10/22	4,000,000	4,041,795
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	5,030,000	4,977,806
		23,242,927
Banks 12.6%
Bank of America Corp.
2.087%, due 6/14/29 (c)	1,895,000	1,891,959
3.004%, due 12/20/23 (c)	6,566,000	6,766,723
3.705%, due 4/24/28 (c)	1,695,000	1,862,752

	Principal Amount	Value
Corporate Bonds
Banks
Bank of America Corp.
Series MM
4.30%, due 1/28/25 (c)(d)	$ 3,121,000	$ 3,175,617
Series DD
6.30%, due 3/10/26 (c)(d)	1,810,000	2,099,600
8.57%, due 11/15/24	455,000	555,981
Barclays plc
2.852%, due 5/7/26 (c)	3,010,000	3,161,531
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(d)	1,805,000	1,803,736
5.20%, due 5/12/26	1,725,000	1,972,296
BNP Paribas SA (a)
3.052%, due 1/13/31 (c)	2,900,000	3,038,088
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(d)	2,250,000	2,297,812
Citigroup, Inc.
5.50%, due 9/13/25	2,710,000	3,127,213
Series M
6.30%, due 5/15/24 (c)(d)	3,975,000	4,291,012
Citizens Financial Group, Inc.
2.638%, due 9/30/32	2,550,000	2,560,543
Series G
4.00% (5 Year Treasury Constant Maturity Rate + 3.215%), due 10/6/26 (b)(d)	1,620,000	1,658,475
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(c)	2,195,000	2,244,444
Deutsche Bank AG
3.035%, due 5/28/32 (c)	640,000	649,349
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	2,500,000	2,749,434
Freedom Mortgage Corp.
7.625%, due 5/1/26 (a)	2,920,000	2,974,925
Goldman Sachs Group, Inc. (The)
1.295% (3 Month LIBOR + 1.17%), due 5/15/26 (b)	3,075,000	3,152,013
2.908%, due 7/21/42 (c)	555,000	547,204
3.21%, due 4/22/42 (c)	1,990,000	2,057,143
6.75%, due 10/1/37	1,828,000	2,618,219
Huntington National Bank (The)
3.55%, due 10/6/23	1,445,000	1,530,586
Intesa Sanpaolo SpA
4.198%, due 6/1/32 (a)	3,460,000	3,547,030
JPMorgan Chase & Co. (c)
2.956%, due 5/13/31	1,245,000	1,295,246
3.54%, due 5/1/28 (e)	4,175,000	4,560,086
Series HH
4.60%, due 2/1/25 (d)	3,232,000	3,304,720
Lloyds Banking Group plc
2.907%, due 11/7/23 (c)	1,160,000	1,190,148
4.582%, due 12/10/25	2,500,000	2,790,464
Morgan Stanley
2.484%, due 9/16/36 (c)	1,830,000	1,791,070

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley
Series F
3.875%, due 4/29/24	$ 6,015,000	$ 6,489,944
5.00%, due 11/24/25	3,840,000	4,389,654
NatWest Group plc (b)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28	2,685,000	2,850,922
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (d)	2,740,000	2,753,152
Popular, Inc.
6.125%, due 9/14/23	1,953,000	2,097,034
Santander Holdings USA, Inc.
3.40%, due 1/18/23	5,055,000	5,227,581
Societe Generale SA (a)(b)(d)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	1,070,000	1,093,412
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	3,255,000	3,484,901
Standard Chartered plc (a)(b)
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32	1,150,000	1,141,941
4.75% (5 Year Treasury Constant Maturity Rate + 3.805%), due 1/14/31 (d)	1,390,000	1,402,162
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (b)(d)	2,070,000	2,121,750
Texas Capital Bancshares, Inc.
4.00% (5 Year Treasury Constant Maturity Rate + 3.15%), due 5/6/31 (b)	1,615,000	1,679,742
Truist Bank
2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	2,700,000	2,822,499
UBS Group AG
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (a)(b)(d)	2,715,000	2,742,693
Wells Fargo & Co.
3.00%, due 10/23/26	1,640,000	1,757,701
Series U
5.875%, due 6/15/25 (c)(d)	595,000	663,133
Series S
5.90%, due 6/15/24 (c)(d)	3,270,000	3,519,337
		123,502,977
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, due 1/23/29	1,833,000	2,157,949
Constellation Brands, Inc.
4.25%, due 5/1/23 (e)	2,985,000	3,153,951
		5,311,900
Biotechnology 0.5%
Biogen, Inc.
3.15%, due 5/1/50	1,125,000	1,072,277
3.625%, due 9/15/22	3,560,000	3,671,446
		4,743,723

	Principal Amount	Value
Corporate Bonds
Chemicals 0.7%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	$ 1,250,000	$ 1,262,513
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,015,000	1,078,336
International Flavors & Fragrances, Inc.
2.30%, due 11/1/30 (a)	2,035,000	2,017,637
Orbia Advance Corp. SAB de CV
4.00%, due 10/4/27 (a)	2,200,000	2,398,022
		6,756,508
Commercial Services 1.4%
Allied Universal Holdco LLC
6.625%, due 7/15/26 (a)	1,320,000	1,395,610
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	2,250,000	2,471,134
California Institute of Technology
3.65%, due 9/1/19	1,614,000	1,825,396
IHS Markit Ltd.
4.125%, due 8/1/23	2,175,000	2,305,935
4.75%, due 2/15/25 (a)	3,105,000	3,435,124
Sodexo, Inc.
2.718%, due 4/16/31 (a)	2,705,000	2,763,679
		14,196,878
Computers 1.2%
Dell International LLC
4.90%, due 10/1/26	3,695,000	4,256,492
6.02%, due 6/15/26	625,000	743,455
8.10%, due 7/15/36	1,240,000	1,880,299
NCR Corp. (a)
5.00%, due 10/1/28	2,230,000	2,278,636
6.125%, due 9/1/29	893,000	968,905
Teledyne FLIR LLC
2.50%, due 8/1/30	1,335,000	1,345,293
		11,473,080
Diversified Financial Services 3.6%
AerCap Ireland Capital DAC
3.30%, due 1/23/23	1,400,000	1,442,555
4.45%, due 12/16/21	2,200,000	2,210,392
Air Lease Corp.
2.30%, due 2/1/25	3,640,000	3,738,829
2.625%, due 7/1/22	2,155,000	2,185,333
2.75%, due 1/15/23	1,040,000	1,067,591
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(b)(d)	1,910,000	1,954,503
Ally Financial, Inc.
5.75%, due 11/20/25	3,570,000	4,082,110
8.00%, due 11/1/31	3,450,000	4,976,034

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Avolon Holdings Funding Ltd.
3.25%, due 2/15/27 (a)	$ 2,340,000	$ 2,413,206
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	3,885,000	3,773,306
Discover Financial Services
3.85%, due 11/21/22	300,000	311,436
Intercontinental Exchange, Inc.
3.00%, due 9/15/60	2,130,000	2,050,804
OneMain Finance Corp.
3.50%, due 1/15/27	2,715,000	2,716,222
6.125%, due 3/15/24	880,000	940,280
X-Caliber Funding LLC
Series A
5.00%, due 9/24/24 (a)	1,870,000	1,869,395
		35,731,996
Electric 1.5%
AEP Transmission Co. LLC
3.10%, due 12/1/26	3,360,000	3,620,625
Appalachian Power Co.
Series X
3.30%, due 6/1/27	1,400,000	1,512,236
Duke Energy Corp.
4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(d)	2,625,000	2,805,469
FirstEnergy Transmission LLC
4.35%, due 1/15/25 (a)	1,675,000	1,821,419
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,345,000	1,299,630
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,605,000	1,459,643
Puget Energy, Inc.
5.625%, due 7/15/22	585,000	600,569
WEC Energy Group, Inc.
2.237% (3 Month LIBOR + 2.113%), due 5/15/67 (b)	1,860,340	1,751,603
		14,871,194
Environmental Control 0.3%
Republic Services, Inc.
4.75%, due 5/15/23	1,999,000	2,115,349
Stericycle, Inc.
3.875%, due 1/15/29 (a)	310,000	311,894
Waste Management, Inc.
2.40%, due 5/15/23	505,000	519,692
		2,946,935
Food 1.5%
JBS USA Food Co.
7.00%, due 1/15/26 (a)	885,000	925,223

	Principal Amount	Value
Corporate Bonds
Food
Kraft Heinz Foods Co.
4.25%, due 3/1/31	$ 2,364,000	$ 2,672,552
5.00%, due 7/15/35	997,000	1,226,076
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	775,000	776,937
5.50%, due 10/15/27	2,955,000	3,093,885
Smithfield Foods, Inc. (a)
3.00%, due 10/15/30	2,005,000	2,018,124
3.35%, due 2/1/22	1,805,000	1,815,262
Sysco Corp.
3.30%, due 7/15/26	1,735,000	1,874,171
		14,402,230
Gas 0.3%
National Fuel Gas Co.
2.95%, due 3/1/31	1,195,000	1,210,007
Southern Co. Gas Capital Corp.
Series 21A
3.15%, due 9/30/51 (e)	2,010,000	2,013,266
		3,223,273
Healthcare-Products 0.7%
Baxter International, Inc.
2.60%, due 8/15/26	6,085,000	6,426,412
Healthcare-Services 0.4%
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, due 6/1/50 (a)	1,845,000	1,897,232
NYU Langone Hospitals
Series 2020
3.38%, due 7/1/55	1,805,000	1,882,337
		3,779,569
Home Builders 0.7%
DR Horton, Inc.
4.375%, due 9/15/22	3,350,000	3,439,469
Lennar Corp.
4.75%, due 11/29/27	868,000	1,005,752
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,251,000	1,343,574
4.35%, due 2/15/28	764,000	836,580
		6,625,375
Household Products & Wares 0.2%
Kronos Acquisition Holdings, Inc.
5.00%, due 12/31/26 (a)	2,465,000	2,461,352

	Principal Amount	Value
Corporate Bonds
Housewares 0.2%
Scotts Miracle-Gro Co. (The)
5.25%, due 12/15/26	$ 1,960,000	$ 2,026,052
Insurance 2.2%
Athene Global Funding
2.50%, due 3/24/28 (a)	2,985,000	3,055,145
Empower Finance 2020 LP
3.075%, due 9/17/51 (a)	2,270,000	2,317,625
Lincoln National Corp.
2.482% (3 Month LIBOR + 2.358%), due 5/17/66 (b)	6,418,000	5,859,634
MassMutual Global Funding II
2.95%, due 1/11/25 (a)	2,995,000	3,180,270
NMI Holdings, Inc.
7.375%, due 6/1/25 (a)	870,000	993,018
Protective Life Corp.
8.45%, due 10/15/39	1,564,000	2,517,117
Reliance Standard Life Global Funding II
2.50%, due 10/30/24 (a)	3,100,000	3,231,195
Willis North America, Inc.
3.875%, due 9/15/49	840,000	930,357
		22,084,361
Internet 1.3%
Cablevision Lightpath LLC
3.875%, due 9/15/27 (a)	2,140,000	2,100,089
Expedia Group, Inc.
3.25%, due 2/15/30	2,315,000	2,394,184
3.60%, due 12/15/23	1,215,000	1,286,059
3.80%, due 2/15/28	2,245,000	2,436,561
5.00%, due 2/15/26	315,000	355,716
6.25%, due 5/1/25 (a)	231,000	266,327
Match Group Holdings II LLC (a)
3.625%, due 10/1/31	1,975,000	1,951,557
4.125%, due 8/1/30	148,000	154,105
5.00%, due 12/15/27	1,775,000	1,857,937
		12,802,535
Iron & Steel 0.3%
Vale Overseas Ltd.
6.25%, due 8/10/26	2,780,000	3,285,043
Lodging 1.5%
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	2,120,000	2,274,251
5.375%, due 5/1/25 (a)	1,135,000	1,186,075
Hyatt Hotels Corp.
1.80%, due 10/1/24	5,450,000	5,461,554

	Principal Amount	Value
Corporate Bonds
Lodging
Marriott International, Inc.
3.75%, due 10/1/25 (e)	$ 1,860,000	$ 1,999,659
Series X
4.00%, due 4/15/28	880,000	966,676
MGM Resorts International
6.00%, due 3/15/23	2,300,000	2,432,112
		14,320,327
Machinery-Diversified 0.2%
Clark Equipment Co.
5.875%, due 6/1/25 (a)	1,535,000	1,605,994
Media 0.7%
Charter Communications Operating LLC
4.464%, due 7/23/22	2,770,000	2,840,379
Grupo Televisa SAB
5.25%, due 5/24/49	1,735,000	2,193,907
Sky Ltd.
3.75%, due 9/16/24 (a)	1,105,000	1,200,896
Time Warner Entertainment Co. LP
8.375%, due 3/15/23	740,000	822,022
		7,057,204
Mining 0.6%
Glencore Funding LLC
1.625%, due 9/1/25 (a)	3,165,000	3,175,419
Industrias Penoles SAB de CV
4.75%, due 8/6/50 (a)	2,672,000	2,955,900
		6,131,319
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
1.86% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(b)	3,720,000	3,236,534
Oil & Gas 1.9%
Gazprom PJSC Via Gaz Capital SA
7.288%, due 8/16/37 (a)	2,500,000	3,450,300
Marathon Petroleum Corp.
4.50%, due 5/1/23	1,615,000	1,706,790
4.70%, due 5/1/25	1,755,000	1,959,012
5.125%, due 12/15/26	5,755,000	6,692,048
Occidental Petroleum Corp.
3.50%, due 8/15/29	1,135,000	1,154,431
4.30%, due 8/15/39	585,000	576,974
Petrobras Global Finance BV
5.50%, due 6/10/51	1,215,000	1,131,165

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Valero Energy Corp.
4.00%, due 4/1/29	$ 2,250,000	$ 2,473,619
		19,144,339
Packaging & Containers 1.0%
Ball Corp.
5.00%, due 3/15/22	4,240,000	4,320,984
Berry Global, Inc.
4.875%, due 7/15/26 (a)	166,000	174,308
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	2,950,000	3,161,589
WestRock RKT LLC
4.00%, due 3/1/23	2,230,000	2,317,550
		9,974,431
Pharmaceuticals 1.2%
AbbVie, Inc.
3.45%, due 3/15/22	4,165,000	4,202,202
4.25%, due 11/21/49	3,065,000	3,630,348
Becton Dickinson and Co.
3.363%, due 6/6/24	1,018,000	1,082,408
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,575,000	2,465,563
		11,380,521
Pipelines 2.6%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39 (a)	1,640,000	1,624,511
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,085,000	2,117,265
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(d)	2,030,000	2,113,981
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,760,000	1,904,861
4.20%, due 1/31/50	545,000	613,965
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,310,000	2,343,245
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	2,640,000	2,669,700
5.625%, due 2/15/26	389,000	403,588
MPLX LP
4.00%, due 3/15/28	2,500,000	2,760,713
4.125%, due 3/1/27	1,780,000	1,987,489
Plains All American Pipeline LP
3.80%, due 9/15/30	1,330,000	1,419,901
Sabine Pass Liquefaction LLC
5.75%, due 5/15/24	2,710,000	3,018,151

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
6.50%, due 2/1/50 (f)	$ 1,975,000	$ 2,324,140
		25,301,510
Real Estate Investment Trusts 1.3%
Boston Properties LP
3.20%, due 1/15/25	4,800,000	5,096,370
CyrusOne LP
3.45%, due 11/15/29	2,030,000	2,114,245
Host Hotels & Resorts LP
Series D
3.75%, due 10/15/23	329,000	344,401
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	2,599,000	2,722,453
Office Properties Income Trust
2.65%, due 6/15/26	2,310,000	2,330,242
		12,607,711
Retail 2.4%
7-Eleven, Inc. (a)
2.50%, due 2/10/41	395,000	362,879
2.80%, due 2/10/51	1,240,000	1,146,058
AutoNation, Inc.
4.75%, due 6/1/30	2,880,000	3,357,821
Darden Restaurants, Inc.
3.85%, due 5/1/27	2,025,000	2,246,309
Dollar General Corp.
3.25%, due 4/15/23	2,794,000	2,896,926
Macy's Retail Holdings LLC
5.875%, due 4/1/29 (a)(e)	1,750,000	1,903,956
Nordstrom, Inc.
4.00%, due 3/15/27	840,000	867,949
4.25%, due 8/1/31 (e)	3,200,000	3,240,829
QVC, Inc.
4.375%, due 9/1/28	2,430,000	2,512,012
Starbucks Corp.
4.45%, due 8/15/49	2,065,000	2,524,878
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	2,445,000	2,492,005
		23,551,622
Semiconductors 0.6%
Broadcom, Inc. (a)
3.469%, due 4/15/34	2,470,000	2,543,450
3.75%, due 2/15/51	910,000	908,089

	Principal Amount	Value
Corporate Bonds
Semiconductors
NXP BV (a)
3.40%, due 5/1/30	$ 1,380,000	$ 1,497,929
4.625%, due 6/1/23	1,065,000	1,132,476
		6,081,944
Software 0.1%
Oracle Corp.
3.65%, due 3/25/41	685,000	708,454
Telecommunications 2.5%
Altice France SA
5.125%, due 7/15/29 (a)	2,410,000	2,362,945
AT&T, Inc.
3.65%, due 6/1/51	1,860,000	1,895,316
CommScope Technologies LLC
5.00%, due 3/15/27 (a)	1,629,000	1,549,440
CommScope, Inc.
7.125%, due 7/1/28 (a)	645,000	658,203
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	4,453,125	4,755,937
T-Mobile US, Inc.
2.625%, due 2/15/29	2,630,000	2,657,770
3.50%, due 4/15/31 (a)	1,295,000	1,365,752
Verizon Communications, Inc.
1.225% (3 Month LIBOR + 1.10%), due 5/15/25 (b)	2,455,000	2,522,024
3.40%, due 3/22/41	900,000	939,908
3.55%, due 3/22/51	1,000,000	1,054,597
4.016%, due 12/3/29	1,825,000	2,067,926
Vodafone Group plc
4.25%, due 9/17/50	2,020,000	2,327,862
		24,157,680
Total Corporate Bonds (Cost $478,297,538)		503,975,623
Foreign Government Bonds 3.9%
Brazil 1.1%
Brazil Government Bond
3.75%, due 9/12/31	2,565,000	2,432,902
Federative Republic of Brazil
4.625%, due 1/13/28	7,789,000	8,187,797
		10,620,699
Chile 0.9%
Chile Government Bond
2.55%, due 7/27/33	2,785,000	2,714,929
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29	2,055,000	2,100,001

	Principal Amount	Value
Foreign Government Bonds
Chile
Corp. Nacional del Cobre de Chile (a)
3.75%, due 1/15/31	$ 1,635,000	$ 1,758,846
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	2,480,000	2,435,360
		9,009,136
Colombia 0.2%
Colombia Government Bond
3.25%, due 4/22/32	2,065,000	1,925,654
Mexico 1.7%
Comision Federal de Electricidad (a)
3.875%, due 7/26/33	770,000	756,525
4.677%, due 2/9/51	2,765,000	2,640,575
Mexico Government Bond
2.659%, due 5/24/31	3,402,000	3,282,011
3.75%, due 4/19/71	2,230,000	1,926,698
Petroleos Mexicanos
6.50%, due 3/13/27	3,570,000	3,770,313
6.75%, due 9/21/47	4,990,000	4,352,103
		16,728,225
Total Foreign Government Bonds (Cost $39,816,550)		38,283,714
Loan Assignments 3.3%
Containers, Packaging & Glass 0.5%
Mauser Packaging Solutions Holding Co.
Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	5,005,448	4,898,301
Diversified/Conglomerate Service 0.7%
Change Healthcare Holdings, Inc.
Closing Date Term Loan
3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 3/1/24 (b)	4,072,227	4,066,627
TruGreen LP (b)
First Lien Second Refinancing Term Loan
4.75% (1 Month LIBOR + 4.00%), due 11/2/27	1,483,787	1,483,046
Second Lien Initial Term Loan
9.25% (3 Month LIBOR + 8.50%), due 11/2/28	645,000	653,063
		6,202,736
Ecological 0.2%
GFL Environmental, Inc.
2020 Refinancing Term Loan
3.50% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	1,965,484	1,968,862

	Principal Amount	Value
Loan Assignments
Finance 1.1%
Alliant Holdings Intermediate LLC
2018 Initial Term Loan
3.334% (1 Month LIBOR + 3.25%), due 5/9/25 (b)	$ 3,958,177	$ 3,928,040
Iqvia, Inc.
Dollar Term Loan B3
1.882% (3 Month LIBOR + 1.75%), due 6/11/25 (b)	3,487,247	3,477,284
Match Group, Inc.
2020 Refinancing Term Loan
1.874% (3 Month LIBOR + 1.75%), due 2/13/27 (b)	1,859,000	1,848,156
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
2.084% (1 Month LIBOR + 2.00%), due 9/19/26 (b)	1,848,425	1,846,114
		11,099,594
Telecommunications 0.8%
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
1.834% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	3,963,602	3,913,347
SBA Senior Finance II LLC
Initial Term Loan
1.84% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	4,138,035	4,096,138
		8,009,485
Total Loan Assignments (Cost $32,316,957)		32,178,978
Mortgage-Backed Securities 20.8%
Agency (Collateralized Mortgage Obligations) 3.1%
FHLMC
REMIC, Series 5070, Class IG
1.50%, due 1/25/44	9,697,099	564,239
REMIC, Series 5048, Class IC
2.00%, due 12/25/50	10,272,997	981,532
REMIC, Series 5051, Class KI
2.50%, due 12/25/50	6,420,174	1,053,249
REMIC, Series 5036, Class IO
3.50%, due 11/25/50	5,685,525	910,296
REMIC, Series 4924, Class NS
5.964% (1 Month LIBOR + 6.05%), due 10/25/49 (b)	3,630,982	520,055
REMIC, Series 4957, Class SB
5.964% (1 Month LIBOR + 6.05%), due 11/25/49 (b)	2,417,186	469,525
FHLMC, STRIPS
REMIC, Series 358, Class PO
(zero coupon), due 10/15/47	5,298,868	5,007,667
FNMA
REMIC, Series 2013-110, Class CO
(zero coupon), due 12/25/39	2,257,678	2,128,272

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2013-105, Class QO
(zero coupon), due 5/25/40	$ 902,724	$ 843,577
REMIC, Series 2013-105, Class KO
(zero coupon), due 10/25/43	666,861	634,634
REMIC, Series 2013-110, Class DO
(zero coupon), due 11/25/43	981,417	912,588
REMIC, Series 2020-78, Class TI
2.00%, due 11/25/50	6,085,095	698,683
REMIC, Series 2020-91, Class MI
2.00%, due 12/25/50	7,357,220	803,017
REMIC, Series 2021-2, Class AI
2.00%, due 2/25/51	15,042,926	1,665,154
REMIC, Series 2020-91, Class AI
2.50%, due 12/25/50	6,112,256	954,173
REMIC, Series 2021-7, Class EI
2.50%, due 2/25/51	4,456,820	562,127
REMIC, Series 2021-13, Class BI
3.00%, due 2/25/50	3,831,613	314,614
REMIC, Series 2020-10, Class DA
3.50%, due 3/25/60	2,100,523	2,267,224
REMIC, Series 2019-32, Class SB
5.964% (1 Month LIBOR + 6.05%), due 6/25/49 (b)	4,339,435	725,459
FREMF Mortgage Trust
REMIC, Series 2017-K63, Class C
4.004%, due 2/25/50 (a)(g)	1,925,000	2,047,490
GNMA
REMIC, Series 2021-78, Class LA
1.00%, due 5/20/51	1,246,424	1,242,832
REMIC, Series 2021-91, Class MF
1.00%, due 5/20/51	1,089,418	1,083,602
REMIC, Series 2021-15, Class AI
2.00%, due 1/20/51 (h)	6,095,228	687,374
REMIC, Series 2021-57, Class AI
2.00%, due 2/20/51	7,608,107	899,247
REMIC, Series 2021-57, Class IB
2.50%, due 2/20/51	4,913,793	650,650
REMIC, Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	4,424,635	519,474
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51	7,353,984	971,869
REMIC, Series 2021-158, Class NI
3.00%, due 9/20/51	5,211,358	673,589
		30,792,212

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.4%
Bayview Commercial Asset Trust
Series 2005-3A, Class A1
0.566% (1 Month LIBOR + 0.48%), due 11/25/35 (a)(b)	$ 1,113,841	$ 1,064,914
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class D
1.75% (1 Month LIBOR + 1.65%), due 9/15/36 (b)	2,150,000	2,151,347
Series 2021-VOLT, Class E
2.10% (1 Month LIBOR + 2.00%), due 9/15/36 (b)	1,800,000	1,802,254
Series 2020-VIV2, Class C
3.66%, due 3/9/44 (g)	2,450,000	2,580,649
Series 2020-VIV3, Class B
3.662%, due 3/9/44 (g)	1,680,000	1,802,116
Series 2020-VIVA, Class D
3.667%, due 3/11/44 (g)	950,000	972,642
BX Trust (a)
Series 2021-MFM1, Class C
1.284% (1 Month LIBOR + 1.20%), due 1/15/34 (b)	2,325,000	2,327,183
Series 2021-MFM1, Class D
1.584% (1 Month LIBOR + 1.50%), due 1/15/34 (b)	1,050,000	1,051,316
Series 2021-LBA, Class DV
1.684% (1 Month LIBOR + 1.60%), due 2/15/36 (b)	2,000,000	2,000,573
Series 2019-OC11, Class A
3.202%, due 12/9/41	1,395,000	1,491,169
Series 2019-OC11, Class B
3.605%, due 12/9/41	340,000	368,907
Series 2019-OC11, Class C
3.856%, due 12/9/41	895,000	960,396
Series 2019-OC11, Class E
4.075%, due 12/9/41 (g)	4,555,000	4,702,182
BXHPP Trust (a)(b)
Series 2021-FILM, Class B
0.984% (1 Month LIBOR + 0.90%), due 8/15/36	2,210,000	2,211,988
Series 2021-FILM, Class C
1.184% (1 Month LIBOR + 1.10%), due 8/15/36	1,500,000	1,501,350
COMM Mortgage Trust
Series 2012-CR4, Class AM
3.251%, due 10/15/45	1,855,000	1,867,697
Series 2013-CR9, Class B
4.412%, due 7/10/45 (a)(g)	1,500,000	1,511,097
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, due 8/15/48	2,715,503	2,941,748
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	3,107,500	3,237,796
DROP Mortgage Trust
Series 2021-FILE, Class A
1.23% (1 Month LIBOR + 1.15%), due 4/15/26 (a)(b)	1,535,000	1,539,759

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Extended Stay America Trust
Series 2021-ESH, Class D
2.334% (1 Month LIBOR + 2.25%), due 7/15/38 (a)(b)	$ 2,387,579	$ 2,417,174
FREMF Mortgage Trust (a)(g)
REMIC, Series 2018-K154, Class B
4.157%, due 11/25/32	2,450,000	2,616,281
REMIC, Series 2018-K155, Class B
4.305%, due 4/25/33	2,453,000	2,656,936
REMIC, Series 2018-K81, Class C
4.311%, due 9/25/51	2,020,000	2,179,021
REMIC, Series 2019-K87, Class C
4.47%, due 1/25/51	1,385,000	1,518,343
REMIC, Series 2019-K88, Class C
4.526%, due 2/25/52	2,140,000	2,371,822
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
1.284% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)	4,480,000	4,484,137
GS Mortgage Securities Trust
Series 2017-GS7, Class A4
3.43%, due 8/10/50	2,990,000	3,264,258
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A
3.228%, due 7/10/39 (a)	1,580,000	1,707,807
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-AON, Class B
4.379%, due 7/5/31 (a)(g)	1,960,000	2,061,803
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class A3
3.231%, due 1/15/48	2,044,974	2,155,525
Manhattan West Mortgage Trust
Series 2020-1MW, Class A
2.13%, due 9/10/39 (a)	1,725,000	1,758,449
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3
3.451%, due 7/15/50	1,391,013	1,490,271
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	4,735,000	4,873,208
SLG Office Trust
Series 2021-OVA, Class D
2.851%, due 7/15/41 (a)	1,600,000	1,597,656
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(i)	1,485,000	1,497,922
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A3
2.787%, due 10/15/52	1,005,000	1,045,979

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4
3.04%, due 10/15/52	$ 3,566,000	$ 3,819,779
Series 2018-1745, Class A
3.874%, due 6/15/36 (a)(g)	3,010,000	3,310,346
Series 2018-AUS, Class A
4.194%, due 8/17/36 (a)(g)	4,325,000	4,840,745
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class AS
4.09%, due 6/15/45 (i)	2,290,000	2,310,555
		92,065,100
Whole Loan (Collateralized Mortgage Obligations) 8.3%
Alternative Loan Trust
Series 2005-31, Class 1A1
0.646% (1 Month LIBOR + 0.56%), due 8/25/35 (b)	3,032,508	2,901,080
Connecticut Avenue Securities Trust
Series 2020-R02, Class 2M2
2.086% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)	3,289,233	3,304,124
FHLMC STACR REMIC Trust (a)(b)
Series 2020-DNA6, Class M2
2.05% (SOFR 30A + 2.00%), due 12/25/50	4,235,000	4,268,902
Series 2021-DNA5, Class B1
3.10% (SOFR 30A + 3.05%), due 1/25/34	2,580,000	2,634,962
FHLMC STACR Trust (a)(b)
Series 2018-DNA2, Class M2
2.236% (1 Month LIBOR + 2.15%), due 12/25/30	2,500,000	2,524,634
Series 2018-HQA2, Class M2
2.386% (1 Month LIBOR + 2.30%), due 10/25/48	1,355,000	1,373,225
Series 2019-DNA3, Class B1
3.336% (1 Month LIBOR + 3.25%), due 7/25/49	2,240,000	2,270,044
Series 2018-DNA2, Class B1
3.786% (1 Month LIBOR + 3.70%), due 12/25/30	4,225,000	4,385,350
Series 2019-DNA2, Class B1
4.436% (1 Month LIBOR + 4.35%), due 3/25/49	1,900,000	1,975,184
FHLMC Structured Agency Credit Risk Debt Notes (b)
Series 2017-DNA3, Class M2
2.586% (1 Month LIBOR + 2.50%), due 3/25/30	1,240,000	1,271,728
Series 2016-DNA4, Class M3
3.886% (1 Month LIBOR + 3.80%), due 3/25/29	1,995,309	2,064,378
FNMA (b)
Series 2017-C05, Class 1M2
2.286% (1 Month LIBOR + 2.20%), due 1/25/30	1,308,855	1,337,517
Series 2018-C02, Class 2M2
2.286% (1 Month LIBOR + 2.20%), due 8/25/30	2,414,855	2,445,585
Series 2017-C07, Class 2M2
2.586% (1 Month LIBOR + 2.50%), due 5/25/30	1,869,222	1,897,700

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FNMA (b)
Series 2018-C04, Class 2M2
2.636% (1 Month LIBOR + 2.55%), due 12/25/30	$ 3,043,094	$ 3,096,685
Series 2017-C03, Class 1M2
3.086% (1 Month LIBOR + 3.00%), due 10/25/29	1,274,899	1,310,261
Series 2017-C02, Class 2M2
3.736% (1 Month LIBOR + 3.65%), due 9/25/29	2,383,126	2,464,774
Series 2016-C06, Class 1M2
4.336% (1 Month LIBOR + 4.25%), due 4/25/29	2,932,355	3,038,166
Series 2016-C07, Class 2M2
4.436% (1 Month LIBOR + 4.35%), due 5/25/29	3,139,001	3,270,856
Galton Funding Mortgage Trust
Series 2018-2, Class A51
4.50%, due 10/25/58 (a)(i)	1,536,602	1,565,503
GreenPoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.526% (1 Month LIBOR + 0.44%), due 6/25/37 (b)	607,472	610,974
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ7, Class A2
2.50%, due 1/25/52 (a)(i)	3,443,032	3,482,121
Mello Warehouse Securitization Trust
Series 2021-1, Class B
0.986% (1 Month LIBOR + 0.90%), due 2/25/55 (a)(b)	1,600,000	1,597,119
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.454%, due 8/25/59 (g)	3,580,971	2,660,419
Series 2019-4A, Class B6
4.753%, due 12/25/58 (i)	3,061,040	2,336,540
Series 2019-2A, Class B6
4.955%, due 12/25/57 (i)	1,271,170	1,002,068
NewRez Warehouse Securitization Trust
Series 2021-1, Class B
0.986% (1 Month LIBOR + 0.90%), due 5/25/55 (a)(b)	4,615,000	4,619,899
OBX Trust
Series 2021-J1, Class A1
2.50%, due 5/25/51 (a)(i)	2,507,226	2,537,948
Sequoia Mortgage Trust (a)(i)
Series 2017-1, Class A4
3.50%, due 2/25/47	14,704	14,694
Series 2018-7, Class B3
4.236%, due 9/25/48	1,595,018	1,625,223
STACR Trust (a)(b)
Series 2018-DNA3, Class M2
2.186% (1 Month LIBOR + 2.10%), due 9/25/48	2,025,000	2,055,404
Series 2018-HRP2, Class M3
2.486% (1 Month LIBOR + 2.40%), due 2/25/47	6,045,000	6,155,185
Series 2018-HRP1, Class B1
3.836% (1 Month LIBOR + 3.75%), due 4/25/43	2,275,000	2,342,064

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A
1.763% (11th District Cost of Funds Index + 1.50%), due 8/25/46 (b)	$ 908,889	$ 897,502
		81,337,818
Total Mortgage-Backed Securities (Cost $200,530,522)		204,195,130
Municipal Bonds 0.5%
California 0.5%
Golden State Tobacco Securitization Corp. Revenue Bonds
Insured: State Appropriations
3.293%, due 6/1/42	1,440,000	1,459,208
Regents of the University of California Medical Center, Pooled Revenue Bonds
Series N
3.006%, due 5/15/50	3,170,000	3,247,888
		4,707,096
Total Municipal Bonds (Cost $4,610,000)		4,707,096
U.S. Government & Federal Agencies 3.8%
United States Treasury Bond 0.0% ‡
U.S. Treasury Bonds
2.00%, due 8/15/51	210,000	206,292
United States Treasury Inflation - Indexed Notes 3.8%
U.S. Treasury Inflation Linked Notes (j)
0.125%, due 1/15/30	5,363,861	5,892,494
0.75%, due 7/15/28	10,424,550	11,935,431
0.875%, due 1/15/29	16,498,959	19,062,099
		36,890,024
Total U.S. Government & Federal Agencies (Cost $33,762,951)		37,096,316
Total Long-Term Bonds (Cost $879,126,403)		911,848,622

	Shares
Short-Term Investments 7.4%
Affiliated Investment Company 6.9%
MainStay U.S. Government Liquidity Fund, 0.01% (k)	67,662,400	67,662,400

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.5%
Wells Fargo Government Money Market Fund, 0.025% (k)(l)	4,458,451	$ 4,458,451
Total Short-Term Investments (Cost $72,120,851)		72,120,851
Total Investments (Cost $951,247,254)	100.4%	983,969,473
Other Assets, Less Liabilities	(0.4)	(3,725,445)
Net Assets	100.0%	$ 980,244,028

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $7,422,537; the total market value of collateral held by the Portfolio was $7,695,757. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,237,306. The Portfolio received cash collateral with a value of $4,458,451.
(f)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(g)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Current yield as of September 30, 2021.
(l)	Represents a security purchased with cash collateral received for securities on loan.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury Long Bonds	37	December 2021	$ 6,024,495	$ 5,891,094	$ (133,401)
Short Contracts
U.S. Treasury 5 Year Notes	(665)	December 2021	(82,033,756)	(81,623,555)	410,201
U.S. Treasury 10 Year Notes	(1,346)	December 2021	(178,856,404)	(177,146,219)	1,710,185
U.S. Treasury 10 Year Ultra Bonds	(296)	December 2021	(43,748,704)	(42,994,000)	754,704

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	(52)	December 2021	$ (10,246,324)	$ (9,935,250)	$ 311,074
Total Short Contracts					3,186,164
Net Unrealized Appreciation					$ 3,052,763

1.	As of September 30, 2021, cash in the amount of $3,594,432 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.
Swap Contracts
As of September 30, 2021, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 50,000,000	USD	3/16/23	Fixed 2.793%	3 month USD LIBOR	Semi-Annually/Quarterly	$ —	$ (1,857,576)	$ (1,857,576)
50,000,000	USD	3/29/23	Fixed 2.762%	3 month USD LIBOR	Semi-Annually/Quarterly	—	(1,873,477)	(1,873,477)
						$ —	$ (3,731,053)	$ (3,731,053)

1.	As of September 30, 2021, cash in the amount of $719,813 was on deposit with a broker for centrally cleared swap agreements.

Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 91,411,765	$ —	$ 91,411,765
Corporate Bonds	—	503,975,623	—	503,975,623
Foreign Government Bonds	—	38,283,714	—	38,283,714
Loan Assignments	—	32,178,978	—	32,178,978
Mortgage-Backed Securities	—	204,195,130	—	204,195,130
Municipal Bonds	—	4,707,096	—	4,707,096
U.S. Government & Federal Agencies	—	37,096,316	—	37,096,316
Total Long-Term Bonds	—	911,848,622	—	911,848,622
Short-Term Investments
Affiliated Investment Company	67,662,400	—	—	67,662,400
Unaffiliated Investment Company	4,458,451	—	—	4,458,451
Total Short-Term Investments	72,120,851	—	—	72,120,851
Total Investments in Securities	72,120,851	911,848,622	—	983,969,473
Other Financial Instruments
Futures Contracts (b)	3,186,164	—	—	3,186,164
Total Other Financial Instruments	3,186,164	—	—	3,186,164
Total Investments in Securities and Other Financial Instruments	$ 75,307,015	$ 911,848,622	$ —	$ 987,155,637
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (133,401)	$ —	$ —	$ (133,401)
Interest Rate Swaps (b)	—	(3,731,053)	—	(3,731,053)
Total Other Financial Instruments	(133,401)	(3,731,053)	—	(3,864,454)
Total Investments in Securities and Other Financial Instruments	$ (133,401)	$ (3,731,053)	$ —	$ (3,864,454)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay VP Natural Resources Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 96.7%
Canada 6.3%
Kinross Gold Corp. (Metals & Mining)	692,352	$ 3,711,566
Li-Cycle Holdings Corp. (Commercial Services & Supplies) (a)(b)	93,395	1,092,722
Nutrien Ltd. (Chemicals)	168,266	10,908,685
Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	44,435	1,552,383
		17,265,356
Denmark 0.3%
Orsted A/S (Electric Utilities) (c)	6,565	866,190
Italy 0.5%
Enel SpA (Electric Utilities)	193,568	1,486,126
Norway 4.7%
Equinor ASA (Oil, Gas & Consumable Fuels)	390,805	9,959,032
Norsk Hydro ASA (Metals & Mining)	386,960	2,887,614
		12,846,646
South Africa 3.4%
Anglo American plc (Metals & Mining)	194,052	6,693,797
Sibanye Stillwater Ltd. (Metals & Mining)	885,919	2,729,941
		9,423,738
United States 79.9%
Alcoa Corp. (Metals & Mining) (a)	234,685	11,485,484
Bunge Ltd. (Food Products)	122,241	9,940,638
CF Industries Holdings, Inc. (Chemicals)	170,000	9,489,400
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	86,676	5,338,375
Clean Harbors, Inc. (Commercial Services & Supplies) (a)	24,224	2,516,147
Coeur Mining, Inc. (Metals & Mining) (a)	549,125	3,388,101
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	422,912	4,377,139
Corteva, Inc. (Chemicals)	127,230	5,353,838
Darling Ingredients, Inc. (Food Products) (a)	56,760	4,081,044
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	393,007	13,955,679
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	52,588	4,978,506
EQT Corp. (Oil, Gas & Consumable Fuels) (a)	565,280	11,565,629
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	222,500	13,087,450
Fluor Corp. (Construction & Engineering) (a)	287,813	4,596,374
Freeport-McMoRan, Inc. (Metals & Mining)	288,736	9,392,582
Hess Corp. (Oil, Gas & Consumable Fuels)	157,746	12,321,540
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	185,220	11,448,448
Mosaic Co. (The) (Chemicals)	370,127	13,220,936
MP Materials Corp. (Metals & Mining) (a)(b)	84,075	2,709,737
NextEra Energy Partners LP (Independent Power and Renewable Electricity Producers) (b)	40,099	3,021,861
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	430,022	12,720,051
Phillips 66 (Oil, Gas & Consumable Fuels)	113,961	7,980,689
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	71,159	11,848,685
Range Resources Corp. (Oil, Gas & Consumable Fuels) (a)	230,471	5,215,559
Schlumberger NV (Energy Equipment & Services)	179,689	5,325,982

	Shares	Value
Common Stocks
United States
Stem, Inc. (Electrical Equipment) (a)(b)	53,947	$ 1,288,794
Sunnova Energy International, Inc. (Independent Power and Renewable Electricity Producers) (a)	99,167	3,266,561
Tronox Holdings plc, Class A (Chemicals)	251,279	6,194,027
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	145,210	10,247,470
		220,356,726
Zambia 1.6%
First Quantum Minerals Ltd. (Metals & Mining)	242,487	4,489,436
Total Common Stocks (Cost $214,743,181)		266,734,218
Short-Term Investments 4.1%
Affiliated Investment Company 2.5%
United States 2.5%
MainStay U.S. Government Liquidity Fund, 0.01% (d)	6,891,506	6,891,506
Unaffiliated Investment Company 1.6%
United States 1.6%
Wells Fargo Government Money Market Fund, 0.025% (d)(e)	4,440,301	4,440,301
Total Short-Term Investments (Cost $11,331,807)		11,331,807
Total Investments (Cost $226,074,988)	100.8%	278,066,025
Other Assets, Less Liabilities	(0.8)	(2,297,143)
Net Assets	100.0%	$ 275,768,882

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $5,216,201; the total market value of collateral held by the Portfolio was $5,406,524. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $966,223. The Portfolio received cash collateral with a value of $4,440,301.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Current yield as of September 30, 2021.
(e)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Denmark	$ —	$ 866,190	$ —	$ 866,190
Italy	—	1,486,126	—	1,486,126
Norway	—	12,846,646	—	12,846,646
South Africa	—	9,423,738	—	9,423,738
All Other Countries	242,111,518	—	—	242,111,518
Total Common Stocks	242,111,518	24,622,700	—	266,734,218
Short-Term Investments
Affiliated Investment Company	6,891,506	—	—	6,891,506
Unaffiliated Investment Company	4,440,301	—	—	4,440,301
Total Short-Term Investments	11,331,807	—	—	11,331,807
Total Investments in Securities	$ 253,443,325	$ 24,622,700	$ —	$ 278,066,025

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.6%
Equity Funds 55.4%
IQ 50 Percent Hedged FTSE International ETF (a)	864,518	$ 21,116,371
IQ 500 International ETF (a)	862,833	28,092,634
IQ Candriam ESG International Equity ETF (a)	911,357	26,664,848
IQ Candriam ESG U.S. Equity ETF (a)	1,388,855	51,610,824
IQ Chaikin U.S. Large Cap ETF (a)	1,022,865	33,929,762
IQ Chaikin U.S. Small Cap ETF (a)	530,210	18,467,214
MainStay Epoch Capital Growth Fund Class I (a)	261,022	4,228,445
MainStay Epoch International Choice Fund Class I (a)	481,382	19,638,284
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	2,223,529	25,652,856
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	1,897,750	32,351,516
MainStay VP MacKay International Equity Portfolio Initial Class (a)	740,293	15,000,413
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	458,119	37,884,804
MainStay VP Small Cap Growth Portfolio Initial Class (a)	1,553,622	30,488,130
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,031,169	27,504,465
MainStay VP Wellington Growth Portfolio Initial Class	491,402	22,052,683
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	1,649,792	26,091,630
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	1,438,282	18,847,675
MainStay VP Wellington U.S. Equity Portfolio Initial Class	125,861	4,153,267
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	1,459,296	55,449,298
MainStay WMC Enduring Capital Fund Class R6 (a)	938,424	32,028,520
MainStay WMC International Research Equity Fund Class I (a)	2,343,190	18,641,718
MainStay WMC Value Fund Class R6 (a)	674,699	36,734,462
Total Equity Funds (Cost $474,160,909)		586,629,819
Fixed Income Funds 36.2%
MainStay MacKay Short Duration High Yield Fund Class I	2,803,359	27,699,991
MainStay Short Term Bond Fund Class I (a)	560,285	5,511,078
MainStay VP Bond Portfolio Initial Class (a)	2,375,708	36,094,849
MainStay VP Floating Rate Portfolio Initial Class (a)	6,234,493	55,385,362
MainStay VP Indexed Bond Portfolio Initial Class (a)	18,504,701	204,360,368
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	4,240,128	44,134,644
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,121,278	10,954,327
Total Fixed Income Funds (Cost $378,860,188)		384,140,619
Total Affiliated Investment Companies (Cost $853,021,097)		970,770,438

	Shares	Value
Short-Term Investment 8.6%
Affiliated Investment Company 8.6%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	90,722,887	$ 90,722,887
Total Short-Term Investment (Cost $90,722,887)	8.6%	90,722,887
Total Investments (Cost $943,743,984)	100.2%	1,061,493,325
Other Assets, Less Liabilities	(0.2)	(1,825,569)
Net Assets	100.0%	$ 1,059,667,756

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	7,629	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(8,551)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	15,620	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	10,380	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA	12/2/21	Monthly	(21,548)	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(40,541)	—
Citibank NA	Russell 1000 Value Total Return Index	1 month LIBOR BBA plus 0.30%	12/2/21	Monthly	883	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.19%	12/2/21	Monthly	41,437	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	19,721	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.42%	12/2/21	Monthly	36,579	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	14,681	—
Citibank NA	Vanguard FTSE Europe ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	20,913	—
						$ —

1.	As of September 30, 2021, cash in the amount $3,150,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 586,629,819	$ —	$ —	$ 586,629,819
Fixed Income Funds	384,140,619	—	—	384,140,619
Total Affiliated Investment Companies	970,770,438	—	—	970,770,438
Short-Term Investment
Affiliated Investment Company	90,722,887	—	—	90,722,887
Total Investments in Securities	$ 1,061,493,325	$ —	$ —	$ 1,061,493,325
Total Investments in Securities	$ —	$ —	$ —	$ —

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Affiliated Investment Companies 91.8%
Equity Funds 76.0%
IQ 50 Percent Hedged FTSE International ETF (a)	1,666,934	$ 40,715,863
IQ 500 International ETF (a)	2,033,829	66,218,625
IQ Candriam ESG International Equity ETF (a)	1,275,302	37,313,296
IQ Candriam ESG U.S. Equity ETF (a)	2,839,064	105,501,606
IQ Chaikin U.S. Large Cap ETF (a)	2,425,306	80,450,553
IQ Chaikin U.S. Small Cap ETF (a)	712,216	24,806,483
MainStay Epoch Capital Growth Fund Class I (a)	438,312	7,100,487
MainStay Epoch International Choice Fund Class I (a)	1,270,969	51,849,935
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	5,561,307	64,160,796
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class (a)	4,665,428	79,532,953
MainStay VP MacKay International Equity Portfolio Initial Class (a)	1,595,697	32,333,293
MainStay VP MacKay S&P 500 Index Portfolio Initial Class (a)	1,172,959	96,999,455
MainStay VP Small Cap Growth Portfolio Initial Class (a)	4,555,181	89,390,424
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	4,957,617	67,132,081
MainStay VP Wellington Growth Portfolio Initial Class (a)	944,634	42,392,425
MainStay VP Wellington Mid Cap Portfolio Initial Class (a)	3,813,148	60,305,323
MainStay VP Wellington Small Cap Portfolio Initial Class (a)	4,097,857	53,699,543
MainStay VP Wellington U.S. Equity Portfolio Initial Class	53,632	1,769,791
MainStay VP Winslow Large Cap Growth Portfolio Initial Class (a)	3,083,949	117,181,717
MainStay WMC Enduring Capital Fund Class R6 (a)	1,850,575	63,160,324
MainStay WMC International Research Equity Fund Class I (a)	6,330,507	50,363,612
MainStay WMC Value Fund Class R6 (a)	1,616,087	87,988,975
Total Equity Funds (Cost $1,070,638,155)		1,320,367,560
Fixed Income Funds 15.8%
MainStay MacKay Short Duration High Yield Fund Class I	4,650,868	45,955,231
MainStay Short Term Bond Fund Class I (a)	929,543	9,143,173
MainStay VP Bond Portfolio Initial Class	358,285	5,443,527
MainStay VP Floating Rate Portfolio Initial Class (a)	10,343,266	91,886,472
MainStay VP Indexed Bond Portfolio Initial Class (a)	2,792,660	30,841,296
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class (a)	7,034,530	73,221,011
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,860,217	18,173,387
Total Fixed Income Funds (Cost $271,868,723)		274,664,097
Total Affiliated Investment Companies (Cost $1,342,506,878)		1,595,031,657

	Shares	Value
Short-Term Investment 8.4%
Affiliated Investment Company 8.4%
MainStay U.S. Government Liquidity Fund, 0.01% (a)(b)	145,407,975	$ 145,407,975
Total Short-Term Investment (Cost $145,407,975)	8.4%	145,407,975
Total Investments (Cost $1,487,914,853)	100.2%	1,740,439,632
Other Assets, Less Liabilities	(0.2)	(3,615,090)
Net Assets	100.0%	$ 1,736,824,542

†	Percentages indicated are based on Portfolio net assets.
(a)	As of September 30, 2021, the Portfolio’s ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Current yield as of September 30, 2021.
Swap Contracts
Open OTC total return equity swap contracts as of September 30, 2021 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Citi 2nd Wave Virus Basket	1 month LIBOR BBA plus 0.35%	12/2/21	Monthly	12,823	$ —
Citibank NA	Citi Stay at Home Basket	1 month LIBOR BBA minus 0.30%	12/2/21	Monthly	(14,373)	—
Citibank NA	iShares MSCI EAFE ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	25,915	—
Citibank NA	iShares MSCI EAFE Small-Cap ETF	1 month LIBOR BBA plus 0.55%	12/2/21	Monthly	17,221	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 month LIBOR BBA	12/2/21	Monthly	(35,435)	—
Citibank NA	Russell 1000 Growth Total Return Index	1 month LIBOR BBA plus 0.03%	12/2/21	Monthly	(68,694)	—
Citibank NA	Russell 2000 Total Return Index	1 month LIBOR BBA plus 0.19%	12/2/21	Monthly	67,981	—
Citibank NA	Russell Midcap Total Return Index	1 month LIBOR BBA plus 0.31%	12/2/21	Monthly	34,965	—
Citibank NA	S&P 500 Total Return Index	1 month LIBOR BBA plus 0.42%	12/2/21	Monthly	53,111	—
Citibank NA	VanEck Vectors Gold Miners ETF	1 month LIBOR BBA plus 0.50%	12/2/21	Monthly	24,360	—
Citibank NA	Vanguard FTSE Europe ETF	1 month LIBOR BBA plus 0.40%	12/2/21	Monthly	34,696	—
						$ —

1.	As of September 30, 2021, cash in the amount $4,600,000 was pledged to brokers for OTC swap contracts.
2.	Portfolio pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Portfolio or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of September 30, 2021.

Abbreviation(s):
BBA—British Bankers’ Association
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
LIBOR—London Interbank Offered Rate
MSCI—Morgan Stanley Capital International

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 1,320,367,560	$ —	$ —	$ 1,320,367,560
Fixed Income Funds	274,664,097	—	—	274,664,097
Total Affiliated Investment Companies	1,595,031,657	—	—	1,595,031,657
Short-Term Investment
Affiliated Investment Company	145,407,975	—	—	145,407,975
Total Investments in Securities	$ 1,740,439,632	$ —	$ —	$ 1,740,439,632
Total Investments in Securities	$ —	$ —	$ —	$ —

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay VP PIMCO Real Return Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 131.3%
Asset-Backed Securities 8.0%
Home Equity Asset-Backed Securities 1.8%
Argent Securities Trust
Series 2006-W4, Class A2C
0.406% (1 Month LIBOR + 0.32%), due 5/25/36 (a)	$ 303,327	$ 107,376
Countrywide Asset-Backed Certificates
Series 2007-8, Class 1A1
0.276% (1 Month LIBOR + 0.19%), due 11/25/37 (a)	1,691,517	1,635,855
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-HE17, Class A1
0.706% (1 Month LIBOR + 0.62%), due 1/25/32 (a)	749,793	737,230
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6, Class A3
0.306% (1 Month LIBOR + 0.22%), due 7/25/37 (a)(b)	948,831	768,730
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A2
0.206% (1 Month LIBOR + 0.12%), due 12/25/36 (a)	506,061	457,792
GSAA Home Equity Trust
Series 2006-17, Class A3A
0.566% (1 Month LIBOR + 0.48%), due 11/25/36 (a)	1,130,683	540,922
Home Equity Asset Trust (a)
Series 2005-8, Class M2
0.761% (1 Month LIBOR + 0.675%), due 2/25/36	300,000	298,893
Series 2004-2, Class M1
0.881% (1 Month LIBOR + 0.795%), due 7/25/34	79,210	78,858
Long Beach Mortgage Loan Trust
Series 2006-7, Class 2A2
0.206% (1 Month LIBOR + 0.12%), due 8/25/36 (a)	245,028	129,883
Mastr Asset-Backed Securities Trust
Series 2006-WMC4, Class A5
0.236% (1 Month LIBOR + 0.15%), due 10/25/36 (a)	119,827	53,032
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-WMC1, Class M3
0.866% (1 Month LIBOR + 0.78%), due 1/25/35 (a)	173,494	173,171
New Century Home Equity Loan Trust
Series 2004-4, Class M1
0.851% (1 Month LIBOR + 0.765%), due 2/25/35 (a)	62,315	61,885
Option One Mortgage Loan Trust
Series 2006-1, Class M1
0.626% (1 Month LIBOR + 0.54%), due 1/25/36 (a)	1,200,000	1,185,858
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M2
0.954% (1 Month LIBOR + 0.87%), due 2/25/36 (a)	1,238,000	1,222,723
RASC Trust (a)
Series 2006-KS6, Class A4
0.336% (1 Month LIBOR + 0.25%), due 8/25/36	130,660	130,352
Series 2006-EMX4, Class A4
0.546% (1 Month LIBOR + 0.23%), due 6/25/36	603,292	593,834

	Principal Amount	Value
Asset-Backed Securities
Home Equity Asset-Backed Securities
RASC Trust (a)
Series 2005-KS8, Class M4
0.971% (1 Month LIBOR + 0.59%), due 8/25/35	$ 378,481	$ 378,646
Series 2005-EMX1, Class M2
1.181% (1 Month LIBOR + 1.095%), due 3/25/35	631,322	628,848
Saxon Asset Securities Trust
Series 2007-3, Class 1A
0.396% (1 Month LIBOR + 0.31%), due 9/25/37 (a)	133,809	132,094
Securitized Asset-Backed Receivables LLC Trust (a)
Series 2006-HE2, Class A2C
0.386% (1 Month LIBOR + 0.30%), due 7/25/36	364,835	207,073
Series 2006-HE1, Class A2C
0.406% (1 Month LIBOR + 0.32%), due 7/25/36	585,412	277,854
Soundview Home Loan Trust (a)
Series 2007-OPT2, Class 2A3
0.266% (1 Month LIBOR + 0.18%), due 7/25/37	195,718	187,911
Series 2007-OPT1, Class 1A1
0.286% (1 Month LIBOR + 0.20%), due 6/25/37	307,600	265,119
		10,253,939
Other Asset-Backed Securities 6.2%
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR
1.176% (3 Month LIBOR + 1.05%), due 7/15/30 (a)(b)	500,000	500,029
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR
1.278% (3 Month LIBOR + 1.14%), due 7/22/32 (a)(b)	300,000	300,146
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class A
1.534% (3 Month LIBOR + 1.40%), due 10/20/31 (a)(b)	1,100,000	1,100,187
Apidos CLO XXVI
Series 2017-26A, Class A1AR
1.09% (3 Month LIBOR + 0.90%), due 7/18/29 (a)(b)	800,000	800,256
Apidos CLO XXVII
Series 2017-27A, Class A1R
1.064% (3 Month LIBOR + 0.93%), due 7/17/30 (a)(b)	600,000	600,337
Arch Street CLO Ltd.
Series 2016-2A, Class AR2
1.134% (3 Month LIBOR + 1.00%), due 10/20/28 (a)(b)	568,770	568,787
ARES European CLO X DAC
Series 10A, Class AR
0.78% (3 Month EURIBOR + 0.78%), due 10/15/31 (a)(b)	EUR 1,100,000	1,275,310
Atlas Senior Loan Fund Ltd.
Series 2017-8A, Class A
1.276% (3 Month LIBOR + 1.15%), due 1/16/30 (a)(b)	$ 1,200,000	1,197,858
Atrium XII
Series 12A, Class AR
0.968% (3 Month LIBOR + 0.83%), due 4/22/27 (a)(b)	270,161	270,216

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Benefit Street Partners CLO XVI Ltd.
Series 2018-16A, Class A1R
1.164% (3 Month LIBOR + 1.03%), due 1/17/32 (a)(b)	$ 300,000	$ 300,315
Black Diamond CLO Designated Activity Co.
Series 2015-1A, Class A1R
0.65% (3 Month EURIBOR + 0.65%), due 10/3/29 (a)(b)	EUR 107,974	125,144
Black Diamond CLO Ltd.
Series 2017-2A, Class A1
0.86% (3 Month EURIBOR + 0.86%), due 1/20/32 (a)(b)	1,000,000	1,158,353
BlueMountain Fuji Eur CLO V DAC
Series 5A, Class A
0.91% (3 Month EURIBOR + 0.91%), due 1/15/33 (a)(b)	1,100,000	1,274,309
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR
1.075% (3 Month LIBOR + 0.95%), due 8/14/30 (a)(b)	$ 600,000	600,089
Carlyle Global Market Strategies Euro CLO Ltd.
Series 2014-2A, Class AR1
0.75% (3 Month EURIBOR + 0.75%), due 11/15/31 (a)(b)	EUR 1,000,000	1,153,910
Carlyle US CLO Ltd.
Series 2017-1A, Class A1R
1.134% (3 Month LIBOR + 1.00%), due 4/20/31 (a)(b)	$ 700,000	700,225
Catamaran CLO Ltd.
Series 2013-1A, Class AR
0.979% (3 Month LIBOR + 0.85%), due 1/27/28 (a)(b)	415,707	415,725
CIFC Funding 2017-IV Ltd.
Series 2017-4A, Class A1R
1.075% (3 Month LIBOR + 0.95%), due 10/24/30 (a)(b)	400,000	400,115
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR
1.164% (3 Month LIBOR + 1.03%), due 4/20/30 (a)(b)	300,000	300,066
Dryden 52 Euro CLO DAC
Series 2017-52A, Class AR
0.86% (3 Month EURIBOR + 0.86%), due 5/15/34 (a)(b)	EUR 500,000	576,766
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class AR
1.054% (3 Month LIBOR + 0.92%), due 4/20/27 (a)(b)	$ 9,904	9,904
ICG US CLO Ltd.
Series 2020-1A, Class A1
1.538% (3 Month LIBOR + 1.40%), due 10/22/31 (a)(b)	1,100,000	1,100,172
Jubilee CLO BV
Series 2015-16A, Class A1R
0.257% (3 Month EURIBOR + 0.80%), due 12/15/29 (a)(b)	EUR 1,625,237	1,874,350
KKR CLO 18 Ltd.
Series 18, Class A
1.404% (3 Month LIBOR + 1.27%), due 7/18/30 (a)(b)	$ 900,000	900,000
KVK CLO Ltd.
Series 2013-1A, Class AR
1.033% (3 Month LIBOR + 0.90%), due 1/14/28 (a)(b)	448,964	448,981

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
LCM 30 Ltd.
Series 30A, Class AR
1.214% (3 Month LIBOR + 1.08%), due 4/20/31 (a)(b)	$ 1,350,000	$ 1,350,374
LCM XV LP
Series 15A, Class AR2
1.134% (3 Month LIBOR + 1.00%), due 7/20/30 (a)(b)	400,000	400,019
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1
3.75%, due 4/25/59 (b)(c)	141,954	142,912
MacKay Shields Euro DAC
Series 2A, Class A
1.55% (3 Month EURIBOR + 1.55%), due 8/15/33 (a)(b)	EUR 250,000	289,885
Man GLG Euro CLO II DAC
Series 2A, Class A1R
0.87% (3 Month EURIBOR + 0.87%), due 1/15/30 (a)(b)	231,266	267,919
Marathon CLO V Ltd.
Series 2013-5A, Class A1R
1.001% (3 Month LIBOR + 0.87%), due 11/21/27 (a)(b)	$ 474,153	474,263
Marlette Funding Trust
Series 2019-3A, Class A
2.69%, due 9/17/29 (b)	2,118	2,119
MidOcean Credit CLO II
Series 2013-2A, Class ARR
1.16% (3 Month LIBOR + 1.03%), due 1/29/30 (a)(b)	300,000	300,011
MP CLO VII Ltd.
Series 2015-1A, Class AR3
1.024% (3 Month LIBOR + 0.89%), due 10/18/28 (a)(b)	496,407	496,480
Nassau Ltd.
Series 2020-1A, Class A1
2.284% (3 Month LIBOR + 2.15%), due 7/20/29 (a)(b)	1,100,000	1,100,453
OCP CLO Ltd. (a)(b)
Series 2015-9A, Class A1R
0.926% (3 Month LIBOR + 0.80%), due 7/15/27	27,242	27,245
Series 2015-10A, Class A1R
0.945% (3 Month LIBOR + 0.82%), due 10/26/27	426,053	426,083
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR
1.276% (3 Month LIBOR + 1.16%), due 7/20/32 (a)(b)	200,000	200,016
Palmer Square European Loan Funding DAC
Series 2020-1A, Class A
1.15% (3 Month EURIBOR + 1.15%), due 1/15/30 (a)(b)	EUR 654,663	758,515
Palmer Square Loan Funding Ltd. (a)(b)
Series 2021-4A, Class A1
TBD, (3 Month LIBOR + 0.80%), due 10/15/29 (d)	$ 500,000	500,000
Series 2021-3A, Class A1
0.971% (3 Month LIBOR + 0.80%), due 7/20/29	1,400,000	1,400,503

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Romark CLO Ltd.
Series 2017-1A, Class A1R
1.168% (3 Month LIBOR + 1.03%), due 10/23/30 (a)(b)	$ 400,000	$ 400,068
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R
1.254% (3 Month LIBOR + 1.14%), due 8/13/31 (a)(b)	300,000	299,999
SLM Student Loan Trust
Series 2004-3A, Class A6B
0.675% (3 Month LIBOR + 0.55%), due 10/25/64 (a)(b)	417,016	419,552
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR
1.295% (3 Month LIBOR + 1.21%), due 7/20/32 (a)(b)	500,000	500,042
Sound Point CLO XIV Ltd.
Series 2016-3A, Class AR2
1.128% (3 Month LIBOR + 0.99%), due 1/23/29 (a)(b)	1,101,328	1,101,178
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR
1.038% (3 Month LIBOR + 0.90%), due 1/23/29 (a)(b)	1,100,000	1,100,067
SP-STATIC CLO 1 Ltd.
Series 2020-1A, Class A
1.538% (3 Month LIBOR + 1.40%), due 7/22/28 (a)(b)	349,678	349,698
Stanwich Mortgage Loan Co. LLC
Series 2019-NPB1, Class A1
3.375%, due 8/15/24 (b)(c)	13,828	13,862
Symphony CLO XIV Ltd.
Series 2014-14A, Class AR
1.083% (3 Month LIBOR + 0.95%), due 7/14/26 (a)(b)	139,447	139,453
THL Credit Wind River CLO Ltd.
Series 2019-3A, Class AR
1.164% (3 Month LIBOR + 1.08%), due 4/15/31 (a)(b)	300,000	300,027
Venture 36 CLO Ltd.
Series 2019-36A, Class A1AR
1.264% (3 Month LIBOR + 1.13%), due 4/20/32 (a)(b)	600,000	600,133
Venture XX CLO Ltd.
Series 2015-20A, Class AR
0.946% (3 Month LIBOR + 0.82%), due 4/15/27 (a)(b)	201,931	201,939
Venture XXI CLO Ltd.
Series 2015-21A, Class AR
1.006% (3 Month LIBOR + 0.88%), due 7/15/27 (a)(b)	579,713	579,736
Venture XXIV CLO Ltd.
Series 2016-24A, Class ARR
1.034% (3 Month LIBOR + 0.90%), due 10/20/28 (a)(b)	383,966	383,965
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR
1.072% (3 Month LIBOR + 0.95%), due 6/20/29 (a)(b)	1,300,000	1,300,174
Vibrant CLO XI Ltd.
Series 2019-11A, Class A1R1
1.198% (3 Month LIBOR + 1.12%), due 7/20/32 (a)(b)	400,000	400,042

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd.
Series 2017-1A, Class A1R
1.084% (3 Month LIBOR + 0.95%), due 4/17/30 (a)(b)	$ 1,000,000	$ 1,000,043
Z Capital Credit Partners CLO Ltd.
Series 2015-1A, Class A1R
1.076% (3 Month LIBOR + 0.95%), due 7/16/27 (a)(b)	108,023	108,026
		35,286,351
Total Asset-Backed Securities (Cost $45,502,823)		45,540,290
Corporate Bonds 4.9%
Auto Manufacturers 0.1%
Nissan Motor Acceptance Co. LLC
2.65%, due 7/13/22 (b)	200,000	203,039
Volkswagen Group of America Finance LLC
4.00%, due 11/12/21 (b)	600,000	602,358
		805,397
Banks 2.2%
Banco Bilbao Vizcaya Argentaria SA
Series Reg S
5.875% (EUR 5 Year Interest Swap Rate + 5.66%), due 9/24/23 (a)(e)	EUR 400,000	496,052
Bank of America Corp.
Series FF
5.875%, due 3/15/28 (e)(f)	$ 190,000	216,857
Credit Suisse Group Funding Guernsey Ltd.
3.80%, due 9/15/22	300,000	309,812
Deutsche Bank AG
4.25%, due 10/14/21	1,400,000	1,401,508
ING Bank NV
2.625%, due 12/5/22 (b)	400,000	410,900
Lloyds Banking Group plc
Series Reg S
4.947% (5 Month EURIBOR ICE Swap Rate + 5.29%), due 6/27/70 (a)(e)	EUR 200,000	253,551
NatWest Group plc
1.682% (3 Month LIBOR + 1.55%), due 6/25/24 (a)	$ 300,000	306,187
4.519%, due 6/25/24 (f)	200,000	212,875
Nykredit Realkredit A/S
Series Reg S
0.50%, due 10/1/43	DKK 13,015,605	1,877,329
Series Reg S
1.00%, due 10/1/50	26,504,036	3,879,002
Series Reg S
1.50%, due 10/1/53	6,489,044	970,324
Series 01E
2.50%, due 10/1/47	2,072	345

	Principal Amount	Value
Corporate Bonds
Banks
UniCredit SpA
7.83%, due 12/4/23 (b)	$ 1,800,000	$ 2,049,771
		12,384,513
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.057%, due 5/25/23	52,000	54,956
Biotechnology 0.1%
Amgen, Inc.
3.625%, due 5/15/22	400,000	404,903
Commercial Services 0.0% ‡
RELX Capital, Inc.
3.50%, due 3/16/23	100,000	104,196
Distribution & Wholesale 0.0% ‡
Toyota Tsusho Corp.
3.625%, due 9/13/23	200,000	211,059
Diversified Financial Services 1.8%
Ally Financial, Inc.
4.125%, due 2/13/22	200,000	202,661
Avolon Holdings Funding Ltd.
2.528%, due 11/18/27 (b)	66,000	64,911
Jyske Realkredit A/S
Series CCE
0.50%, due 10/1/43	DKK 2,548,973	368,053
Series Reg S
1.00%, due 10/1/50	16,495,110	2,415,814
Series CCE.
1.00%, due 10/1/53	6,675,628	950,913
Series 111E
2.50%, due 10/1/47	5,565	926
Mitsubishi HC Capital, Inc.
2.652%, due 9/19/22 (b)	$ 200,000	203,617
Nordea Kredit Realkreditaktieselskab
0.50%, due 10/1/43	DKK 978,987	141,511
Series Reg S
1.00%, due 10/1/50	10,662,741	1,564,118
1.50%, due 10/1/53	9,500,000	1,416,861
2.50%, due 10/1/47	2,366	394
Realkredit Danmark A/S
Series Reg S
1.00%, due 10/1/53	18,223,572	2,594,446

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
Realkredit Danmark A/S
Series 23S
2.50%, due 4/1/47	10,812	$ 1,795
		9,926,020
Electric 0.0% ‡
American Electric Power Co., Inc.
Series I
3.65%, due 12/1/21	$ 100,000	100,542
Food 0.1%
Conagra Brands, Inc.
3.25%, due 9/15/22	200,000	205,323
Danone SA (b)
2.077%, due 11/2/21	200,000	200,000
3.00%, due 6/15/22 (g)	200,000	203,737
		609,060
Home Builders 0.0% ‡
DR Horton, Inc.
5.75%, due 8/15/23	100,000	108,435
Home Furnishings 0.2%
Panasonic Corp.
2.536%, due 7/19/22 (b)	800,000	811,694
Media 0.1%
Charter Communications Operating LLC
4.464%, due 7/23/22	600,000	615,244
Oil & Gas 0.1%
Petrobras Global Finance BV
5.093%, due 1/15/30	543,000	574,103
Pharmaceuticals 0.0% ‡
Cigna Corp.
3.75%, due 7/15/23	73,000	77,162
CVS Health Corp.
3.70%, due 3/9/23	28,000	29,238
		106,400
Semiconductors 0.1%
NXP BV
3.875%, due 9/1/22 (b)	400,000	411,907

	Principal Amount	Value
Corporate Bonds
Telecommunications 0.1%
Telstra Corp. Ltd.
4.80%, due 10/12/21 (b)	$ 300,000	$ 300,294
Total Corporate Bonds (Cost $28,283,263)		27,528,723
Foreign Government Bonds 10.2%
Argentina 0.0% ‡
Argentine Republic Government Bond (i)
34.119%, due 10/4/22 (h)	ARS 1,756	13
36.145% (BADLARPP + 2.00%), due 4/3/22 (a)	2,854,000	29,917
		29,930
Australia 0.4%
Australia Government Bond (j)
Series Reg S
1.25%, due 2/21/22	AUD 1,165,612	854,936
Series Reg S
3.00%, due 9/20/25	1,857,450	1,580,405
		2,435,341
Canada 0.2%
Canadian Government Real Return Bond
4.25%, due 12/1/26 (j)	CAD 972,150	977,891
France 1.0%
France Government Bond (j)
Series Reg S
0.10%, due 3/1/26 (b)	EUR 3,159,861	4,047,945
Series Reg S
0.25%, due 7/25/24	1,412,411	1,772,001
		5,819,946
Italy 4.6%
Italy Buoni Poliennali Del Tesoro (b)(j)
Series Reg S
0.40%, due 5/15/30	8,798,435	11,281,156
Series Reg S
1.40%, due 5/26/25	11,512,171	14,611,135
		25,892,291
Japan 1.8%
Japan Government CPI Linked Bond (j)
0.005%, due 3/10/31	JPY 226,846,700	2,081,662
0.10%, due 3/10/28	364,034,640	3,358,886
0.10%, due 3/10/29	485,496,540	4,490,499
		9,931,047

	Principal Amount	Value
Foreign Government Bonds
New Zealand 0.5%
New Zealand Government Inflation Linked Bond (j)
Series Reg S
2.00%, due 9/20/25	NZD 2,042,460	$ 1,549,845
Series Reg S
2.50%, due 9/20/35	886,080	784,852
Series Reg S
3.00%, due 9/20/30	562,450	491,647
		2,826,344
Peru 0.2%
Peru Government Bond
5.94%, due 2/12/29	PEN 1,300,000	315,885
6.15%, due 8/12/32	2,600,000	609,465
		925,350
Qatar 0.0% ‡
Qatar Government Bond
Series Reg S
3.875%, due 4/23/23	$ 300,000	315,573
United Kingdom 1.5%
United Kingdom Gilt Inflation Linked (j)
Series Reg S
0.125%, due 3/22/24	GBP 3,276,546	4,868,750
Series Reg S
1.875%, due 11/22/22	2,525,316	3,694,194
		8,562,944
Total Foreign Government Bonds (Cost $56,477,318)		57,716,657
Mortgage-Backed Securities 4.8%
Agency (Collateralized Mortgage Obligations) 3.5%
FHLMC
REMIC, Series 4779, Class WF
0.446% (1 Month LIBOR + 0.35%), due 7/15/44 (a)	$ 230,060	228,771
FHLMC, STRIPS
Series 278, Class F1
0.534% (1 Month LIBOR + 0.45%), due 9/15/42 (a)	252,391	251,355
GNMA (a)
REMIC, Series 2018-H15, Class FG
0.382% (12 Month LIBOR + 0.15%), due 8/20/68	439,384	434,288
REMIC, Series 2017-H10, Class FB
1.029% (12 Month LIBOR + 0.75%), due 4/20/67	272,876	276,048

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
UMBS, Single Family, 30 Year (k)
3.50%, due 12/25/51 TBA	$ 11,800,000	$ 12,494,161
4.00%, due 11/25/51 TBA	5,480,000	5,877,407
		19,562,030
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0% ‡
AREIT Trust
Series 2020-CRE4, Class A
2.784% (SOFR 30A + 2.734%), due 4/15/37 (a)(b)	222,031	223,144
Whole Loan (Collateralized Mortgage Obligations) 1.3%
Alternative Loan Trust
Series 2005-29CB, Class A4
5.00%, due 7/25/35	32,069	24,434
Series 2007-1T1, Class 1A1
6.00%, due 3/25/37	576,860	325,039
CHL Mortgage Pass-Through Trust
Series 2007-1, Class A1
6.00%, due 3/25/37	29,780	21,534
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
3.156%, due 3/25/37 (l)	240,446	241,901
Series 2019-B, Class A1
3.258%, due 4/25/66 (b)(h)	229,795	231,514
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 1CB1
5.50%, due 8/25/34	160,483	164,744
CSMC Trust
Series 2019-RPL9, Class A1
2.961%, due 10/27/59 (b)(h)	860,044	865,973
Eurosail-UK plc (a)
Series Reg S, Class A3A
1.017% (3 Month Sterling LIBOR + 0.95%), due 6/13/45	GBP 131,250	176,711
Series Reg S, Class A3C
1.017% (3 Month Sterling LIBOR + 0.95%), due 6/13/45	34,995	47,148
Series 2007-3A, Class A3C
1.017% (3 Month Sterling LIBOR + 0.95%), due 6/13/45 (b)	34,995	47,147
GreenPoint Mortgage Funding Trust
Series 2006-AR4, Class A6A
0.266% (1 Month LIBOR + 0.18%), due 9/25/46 (a)	$ 76,881	75,766
IndyMac INDX Mortgage Loan Trust (a)
Series 2005-AR12, Class 2A1A
0.566% (1 Month LIBOR + 0.48%), due 7/25/35	122,752	120,335
Series 2005-AR14, Class 1A1A
0.646% (1 Month LIBOR + 0.56%), due 7/25/35	833,751	684,731
Lehman XS Trust
Series 2007-20N, Class A1
1.236% (1 Month LIBOR + 1.15%), due 12/25/37 (a)	36,635	38,653

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Merrill Lynch Mortgage Investors Trust
Series 2005-A4, Class 1A
2.579%, due 7/25/35 (l)	$ 165,161	$ 109,782
New Residential Mortgage Loan Trust (b)(h)
Series 2019-RPL3, Class A1
2.75%, due 7/25/59	284,393	293,781
Series 2018-3A, Class A1
4.50%, due 5/25/58	159,419	172,183
OBX Trust
Series 2018-1, Class A2
0.736% (1 Month LIBOR + 0.65%), due 6/25/57 (a)(b)	39,435	39,443
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-2, Class M7
1.886% (1 Month LIBOR + 1.80%), due 4/25/35 (a)	100,000	101,492
RALI Trust
Series 2006-QH1, Class A1
0.466% (1 Month LIBOR + 0.19%), due 12/25/36 (a)	896,690	868,768
Residential Asset Securitization Trust
Series 2006-A10, Class A5
6.50%, due 9/25/36	224,234	120,457
Residential Mortgage Securities 32 plc
Series 32A, Class A
1.30% (SONIA3M IR + 1.25%), due 6/20/70 (a)(b)	GBP 168,358	229,140
Thornburg Mortgage Securities Trust
Series 2004-2, Class A1
0.706% (1 Month LIBOR + 0.62%), due 6/25/44 (a)	$ 649,582	637,635
Towd Point Mortgage Funding Granite 4 plc
Series 2019-GR4A, Class A1
1.10% (3 Month Sterling LIBOR + 1.025%), due 10/20/51 (a)(b)	GBP 845,660	1,148,389
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2007-HY1, Class A2A
0.246% (1 Month LIBOR + 0.16%), due 2/25/37 (a)	$ 491,956	445,171
Series 2006-5, Class 2CB1
6.00%, due 7/25/36	38,452	33,304
		7,265,175
Total Mortgage-Backed Securities (Cost $27,142,303)		27,050,349
U.S. Government & Federal Agencies 103.4%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
FNMA (a)
1.292% (12 Month Monthly Treasury Average Index + 1.199%), due 6/1/43	174,204	177,441
2.422% (1 Year Treasury Constant Maturity Rate + 2.36%), due 11/1/34	199,304	211,903
4.031% (11th District Cost of Funds Index + 1.926%), due 12/1/36	124,982	133,383
		522,727

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bond 0.3%
U.S. Treasury Bonds
1.625%, due 11/15/50	$ 2,080,000	$ 1,868,669
United States Treasury Inflation - Indexed Notes 102.9%
U.S. Treasury Inflation Linked Bonds (j)
0.125%, due 2/15/51	4,624,282	5,064,793
0.25%, due 2/15/50	2,739,650	3,084,318
0.625%, due 2/15/43	2,113,625	2,516,755
0.75%, due 2/15/42	6,318,834	7,692,275
0.75%, due 2/15/45	6,654,612	8,179,713
0.875%, due 2/15/47	12,941,461	16,574,169
1.00%, due 2/15/46	7,592,866	9,880,415
1.00%, due 2/15/48	2,776,557	3,681,541
1.00%, due 2/15/49	3,308,975	4,430,667
1.375%, due 2/15/44	17,441,997	23,936,643
1.75%, due 1/15/28	15,147,699	18,225,956
2.00%, due 1/15/26	6,379,523	7,439,454
2.125%, due 2/15/40	4,370,291	6,501,662
2.125%, due 2/15/41	6,893,919	10,375,259
2.375%, due 1/15/25	13,165,229	15,112,071
2.375%, due 1/15/27	27,075	32,937
2.50%, due 1/15/29	6,650,259	8,517,354
3.375%, due 4/15/32	502,942	735,854
U.S. Treasury Inflation Linked Notes (j)
0.125%, due 1/15/22	2,327,947	2,344,921
0.125%, due 4/15/22	45,468,463	46,103,127
0.125%, due 7/15/22 (m)	4,537,326	4,646,623
0.125%, due 1/15/23	13,877,088	14,346,344
0.125%, due 10/15/24	10,853,514	11,610,716
0.125%, due 4/15/25	8,243,976	8,843,918
0.125%, due 10/15/25 (m)	841,728	910,765
0.125%, due 4/15/26	9,837,450	10,649,168
0.125%, due 7/15/26	9,806,187	10,697,044
0.125%, due 1/15/30	21,816,216	23,966,306
0.125%, due 7/15/30	13,331,171	14,701,087
0.125%, due 1/15/31	21,750,868	23,870,728
0.125%, due 7/15/31	22,918,275	25,235,468
0.25%, due 1/15/25	12,217,772	13,125,992
0.25%, due 7/15/29	21,708,475	24,149,831
0.375%, due 7/15/23	6,724,267	7,084,120
0.375%, due 1/15/27	15,799,777	17,442,912
0.375%, due 7/15/27	18,548,585	20,633,127
0.50%, due 4/15/24	27,624,124	29,500,622
0.50%, due 1/15/28	17,278,893	19,344,036
0.625%, due 4/15/23	23,454,367	24,541,575
0.625%, due 1/15/24	22,846,006	24,374,725
0.625%, due 1/15/26	9,915,438	10,943,778

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Inflation - Indexed Notes
U.S. Treasury Inflation Linked Notes (j)
0.75%, due 7/15/28	$ 17,412,316	$ 19,935,968
0.875%, due 1/15/29	17,612,567	20,348,706
		581,333,443
United States Treasury Note 0.1%
U.S. Treasury Notes
1.75%, due 12/31/24	330,000	342,388
Total U.S. Government & Federal Agencies (Cost $545,969,731)		584,067,227
Total Long-Term Bonds (Cost $703,375,438)		741,903,246

	Shares
Short-Term Investments 0.4%
Affiliated Investment Company 0.4%
MainStay U.S. Government Liquidity Fund, 0.01% (n)	2,133,487	2,133,487
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (n)(o)	94,500	94,500
Total Short-Term Investments (Cost $2,227,987)		2,227,987
Total Investments Excluding Purchased Options (Cost $705,603,425)	131.7%	744,131,233
Total Purchased Options (Cost $104,080)	0.1%	202,048
Total Investments (Cost $705,707,505)	131.8%	744,333,281
Other Assets, Less Liabilities	(31.8)	(179,413,667)
Net Assets	100.0%	$ 564,919,614

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate—Rate shown was the rate in effect as of September 30, 2021.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon—Rate shown was the rate in effect as of September 30, 2021.
(d)	Delayed delivery security.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fixed to floating rate—Rate shown was the rate in effect as of September 30, 2021.
(g)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $91,682. The Portfolio received cash collateral with a value of $94,500.

(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of September 30, 2021.
(i)	Illiquid security—As of September 30, 2021, the total market value deemed illiquid under procedures approved by the Board of Trustees was $29,930, which represented less than one-tenth of a percent of the Portfolio’s net assets.
(j)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	TBA—Security purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of September 30, 2021, the total net market value was $18,371,568, which represented 3.3% of the Portfolio’s net assets. All or a portion of this security is a part of a mortgage dollar roll agreement.
(l)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of September 30, 2021.
(m)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio’s custodian as collateral for Future and swap contracts.
(n)	Current yield as of September 30, 2021.
(o)	Represents a security purchased with cash collateral received for securities on loan.
Foreign Currency Forward Contracts
As of September 30, 2021, the Portfolio held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNY	1,918,043	USD	296,065	Bank of America N.A.	10/22/21	$ 363
CNY	5,659,528	USD	874,160	Bank of America N.A.	10/22/21	504
DKK	3,415,000	USD	533,543	Morgan Stanley & Co. International	4/1/22	390
IDR	2,354,961,312	USD	163,812	Morgan Stanley & Co., LLC	11/15/21	18
JPY	1,155,023,631	USD	10,372,445	Morgan Stanley & Co. International	10/4/21	5,592
NOK	10,050,000	USD	1,137,302	Morgan Stanley & Co. International	11/17/21	11,943
USD	1,364,385	AUD	1,859,000	JPMorgan Chase Bank N.A.	10/5/21	20,416
USD	4,316,440	DKK	27,327,382	Bank of America N.A.	4/1/22	43,825
USD	11,618,298	DKK	72,254,951	JPMorgan Chase Bank N.A.	10/1/21	363,632
USD	5,715,820	DKK	35,528,909	Morgan Stanley & Co. International	10/1/21	181,722
USD	192,777	DKK	1,205,000	Morgan Stanley & Co. International	10/1/21	5,082
USD	6,200,613	DKK	39,238,223	Morgan Stanley & Co. International	4/1/22	65,747
USD	6,681,248	DKK	42,378,956	Morgan Stanley & Co. International	4/1/22	55,330
USD	39,036,843	EUR	33,058,000	Bank of America N.A.	10/4/21	744,109
USD	42,331,976	EUR	36,514,000	Bank of America N.A.	11/2/21	12,212
USD	4,047,214	EUR	3,456,000	JPMorgan Chase Bank N.A.	10/4/21	43,957
USD	5,305,032	GBP	3,853,000	Bank of America N.A.	10/4/21	113,500
USD	87,184	GBP	63,000	Bank of America N.A.	10/4/21	2,298
USD	122,838	GBP	89,000	Bank of America N.A.	10/4/21	2,920
USD	11,043,442	GBP	8,167,000	Bank of America N.A.	11/2/21	38,802
USD	1,764,388	GBP	1,282,000	Morgan Stanley & Co. International	10/4/21	37,021
USD	100,525	GBP	73,000	Morgan Stanley & Co. International	10/4/21	2,165
USD	766,629	GBP	555,000	Morgan Stanley & Co. International	10/4/21	18,822
USD	2,189,842	GBP	1,585,000	Morgan Stanley & Co. International	10/4/21	54,213
USD	310,933	GBP	225,000	Morgan Stanley & Co. International	10/4/21	7,768
USD	200,508	GBP	147,000	Morgan Stanley & Co. International	10/4/21	2,440
USD	401,024	GBP	295,000	Morgan Stanley & Co. International	10/4/21	3,541
USD	10,539,083	JPY	1,155,023,631	Morgan Stanley & Co. International	10/4/21	161,046
USD	2,914,356	NZD	4,135,000	JPMorgan Chase Bank N.A.	10/4/21	59,759
USD	2,868,619	NZD	4,135,000	Morgan Stanley & Co. International	11/2/21	14,497
USD	1,069,233	PEN	4,228,387	Bank of America N.A.*	11/3/21	47,278
Total Unrealized Appreciation						2,120,912

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	27,430,976	USD	4,316,440	Bank of America N.A.	10/1/21	$ (43,702)
DKK	2,095,000	USD	333,467	Morgan Stanley & Co. International	10/1/21	(7,143)
DKK	39,387,038	USD	6,200,613	Morgan Stanley & Co. International	10/1/21	(65,560)
DKK	42,539,306	USD	6,681,248	Morgan Stanley & Co. International	10/1/21	(55,188)
GBP	8,167,000	USD	11,042,956	Bank of America N.A.	10/4/21	(38,740)
IDR	2,397,694,538	USD	166,982	JPMorgan Chase Bank N.A.	11/15/21	(179)
IDR	4,796,445,686	USD	333,689	JPMorgan Chase Bank N.A.	11/15/21	(10)
IDR	8,245,484,390	USD	573,001	JPMorgan Chase Bank N.A.	12/15/21	(1,094)
NZD	4,135,000	USD	2,869,090	Morgan Stanley & Co. International	10/4/21	(14,493)
SEK	9,845,000	USD	1,137,753	Morgan Stanley & Co. International	11/17/21	(12,819)
USD	1,149,500	AUD	1,594,000	BNP Paribas S.A.	10/5/21	(2,887)
USD	10,374,448	JPY	1,155,023,631	Morgan Stanley & Co. International	11/2/21	(5,664)
Total Unrealized Depreciation						(247,479)
Net Unrealized Appreciation						$ 1,873,433

*	Non-deliverable forward.
1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Portfolio would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of September 30, 2021, the Portfolio held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	114	December 2021	$ 22,744,393	$ 22,425,054	$ (319,339)
U.S. Treasury 5 Year Notes	857	December 2021	105,780,430	105,190,055	(590,375)
Total Long Contracts					(909,714)
Short Contracts
Australia 3 Year Bond	(13)	December 2021	(1,095,730)	(1,094,326)	1,404
Australia 10 Year Bonds	(7)	December 2021	(728,211)	(715,943)	12,268
Euro-Bobl	(154)	December 2021	(24,201,717)	(24,069,609)	132,108
Euro-BTP	(8)	December 2021	(1,054,801)	(1,053,728)	1,073
Euro-BTP	(60)	December 2021	(10,672,542)	(10,560,677)	111,865
Euro-Buxl	(67)	December 2021	(16,200,187)	(15,781,106)	419,081
Euro-Schatz	(816)	December 2021	(106,153,728)	(106,057,692)	96,036
Japan 10 Year Bonds	(8)	December 2021	(10,912,975)	(10,880,633)	32,342
Long Gilt	(48)	December 2021	(8,244,787)	(8,094,101)	150,686
U.S. Treasury 2 Year Notes	(61)	December 2021	(13,430,438)	(13,423,336)	7,102
U.S. Treasury 10 Year Notes	(149)	December 2021	(19,886,228)	(19,609,797)	276,431
U.S. Treasury 10 Year Ultra Bonds	(160)	December 2021	(23,700,384)	(23,240,000)	460,384
U.S. Treasury Long Bonds	(51)	December 2021	(8,337,630)	(8,120,156)	217,474
U.S. Treasury Ultra Bonds	(65)	December 2021	(12,773,512)	(12,419,062)	354,450
Total Short Contracts					2,272,704
Net Unrealized Appreciation					$ 1,362,990

1.	As of September 30, 2021, cash in the amount of $778,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of September 30, 2021.

Purchased Options on Futures Contracts
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Euro-Schatz	Barclays Capital, Inc.	$ 113.40	11/26/21	290	EUR 29,000,000	$ 1,972	$ 1,680
Purchased Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-30-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.19	11/2/22	1,400,000	EUR 1,400,000	$ 102,108	$ 200,368
Written Inflation-Capped Options
Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Cap-OTC USA Non-Revised Consumer Price Index- Urban (CPI-U), American Style -Call	JPMorgan Chase Bank N.A.	$ 238.643	Maximum of [0, Final Index/Initial Index - (1 + 4.00%10)]	5/16/24	(300,000)	$ (300,000)	$ (547)	$ (8,597)
Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$ 102.43	10/14/21	(300,000)	$ (300,000)	$ (609)	$ (133)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.67	10/7/21	(100,000)	(100,000)	(352)	(466)
Put-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.99	12/6/21	(300,000)	(300,000)	(516)	(568)
						$(1,477)	$(1,167)

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	$ 103.73	10/7/21	(150,000)	$ (150,000)	$ (422)	$ (13)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.77	10/7/21	(150,000)	(150,000)	(428)	(10)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.91	10/7/21	(100,000)	(100,000)	(246)	(2)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	104.32	10/7/21	(200,000)	(200,000)	(359)	—
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.19	10/7/21	(100,000)	(100,000)	(672)	(5)
Call-Federal National Mortgage Association	Bank of America N.A.	101.58	11/3/21	(200,000)	(200,000)	(828)	(73)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	103.37	11/3/21	(500,000)	(500,000)	(2,344)	(895)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.34	11/3/21	(100,000)	(100,000)	(375)	(66)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.55	11/3/21	(100,000)	(100,000)	(340)	(39)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.47	11/3/21	(100,000)	(100,000)	(312)	(47)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.56	11/3/21	(100,000)	(100,000)	(281)	(38)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.53	11/3/21	(100,000)	(100,000)	(289)	(41)
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.69	10/7/21	(400,000)	(400,000)	(812)	—
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	101.73	10/7/21	(200,000)	(200,000)	(281)	—
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	102.67	10/7/21	(100,000)	(100,000)	(227)	—
Call-Federal National Mortgage Association	JPMorgan Chase Bank N.A.	100.22	11/3/21	(400,000)	(400,000)	(1,469)	(1,699)
						$(9,685)	$(2,928)
Written Swaptions
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid (Received)	Market Value
Put-10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	$ 0.10	11/2/22	(4,200,000)	EUR (4,200,000)	$ (101,882)	$ (190,693)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	0.80	11/17/21	(800,000)	$ (800,000)	(712)	(217)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	102.00	11/17/21	(200,000)	(200,000)	(950)	(266)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	0.75	11/17/21	(4,500,000)	(4,500,000)	(4,500)	(1,465)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	0.70	11/17/21	(1,200,000)	(1,200,000)	(1,392)	(492)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	0.75	12/15/21	(3,000,000)	(3,000,000)	(3,130)	(1,962)
Put-Sold Protection on 5-Year Credit Default Swap	Bank of America N.A.	70.00	12/15/21	(400,000)	EUR (400,000)	(451)	(260)
Put-Sold Protection on 5-Year Credit Default Swap	Morgan Stanley & Co., LLC	0.80	12/15/21	(1,000,000)	$ (1,000,000)	(940)	(560)
						$(113,957)	$(195,915)

Swap Contracts
As of September 30, 2021, the Portfolio held the following centrally cleared interest swap agreements1:
Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 14,000,000	JPY	9/21/27	Fixed 0.30%	6 month USD LIBOR	Semi-Annually/Semi-Annually	$ (2,416)	$ (1,968)	$ 448
1,600,000	NZD	3/21/28	Fixed 3.25%	3 month NZD BBR	Semi-Annually/Quarterly	(112,861)	(83,785)	29,076
50,000,000	JPY	3/21/28	Fixed 0.30%	6 month USD LIBOR	Semi-Annually/Semi-Annually	(9,190)	(7,413)	1,777
106,980,000	JPY	3/21/29	Fixed 0.45%	6 month USD LIBOR	Semi-Annually/Semi-Annually	(32,578)	(27,899)	4,679
						$ (157,045)	$ (121,065)	$ 35,980
As of September 30, 2021, the Portfolio held the following centrally cleared inflation swap agreements1:
Notional Amount	Currency	Expiration Date	Payments Made by Portfolio	Payments Received by Portfolio	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
$ 6,800,000	GBP	1/15/25	1 Month UK RPI	Fixed 3.33%	At Maturity	$ 7,988	$ (304,000)	$ (311,988)
1,100,000	EUR	7/15/22	Fixed 0.33%	1-Month EUR-CPI	At Maturity	28,986	53,407	24,421
770,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.36%	At Maturity	(8,876)	(26,551)	(17,675)
1,100,000	USD	4/27/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	14,249	28,210	13,961
2,800,000	GBP	1/15/30	1 Month UK RPI	Fixed 3.39%	At Maturity	(73,192)	(254,648)	(181,456)
3,100,000	GBP	8/15/25	1 Month UK RPI	Fixed 3.473%	At Maturity	(52,513)	(200,655)	(148,142)
200,000	EUR	3/15/33	Fixed 1.71%	1-Month EUR-CPI	At Maturity	(11,539)	(172)	11,367
510,000	USD	5/9/23	Fixed 2.263%	1 Month USD-CPI	At Maturity	6,913	13,303	6,390
1,800,000	USD	1/21/22	1 Month USD-CPI	Fixed 2.2%	At Maturity	(32,631)	(62,845)	(30,214)
1,100,000	USD	1/19/22	1 Month USD-CPI	Fixed 2.155%	At Maturity	(20,098)	(38,834)	(18,736)
3,460,000	GBP	6/15/30	1 Month UK RPI	Fixed 3.4%	At Maturity	109,620	(147,955)	(257,575)
1,000,000	EUR	3/15/28	1-Month EUR-CPI	Fixed 1.535%	At Maturity	24,871	(14,357)	(39,228)
800,000	EUR	6/15/27	1-Month EUR-CPI	Fixed 1.36%	At Maturity	3,347	(26,481)	(29,828)
2,500,000	EUR	5/15/22	Fixed 0.09%	1-Month EUR-CPI	At Maturity	59,989	122,457	62,468
1,100,000	GBP	3/15/22	1 Month UK RPI	Fixed 3.22%	At Maturity	(15,311)	(44,009)	(28,698)
4,500,000	EUR	3/15/31	1-Month EUR-CPI	Fixed 1.38%	At Maturity	(144,994)	(360,989)	(215,995)
2,800,000	EUR	3/15/24	Fixed 1.03%	1 month FRCPI	At Maturity	(16,089)	34,064	50,153
510,000	USD	5/9/28	1 Month USD-CPI	Fixed 2.353%	At Maturity	(6,309)	(18,025)	(11,716)
2,200,000	USD	5/13/26	Fixed 2.768%	1 Month USD-CPI	At Maturity	11,169	48,163	36,994
2,700,000	USD	3/5/26	Fixed 2.419%	1 Month USD-CPI	At Maturity	71,130	118,915	47,785
5,400,000	USD	2/26/26	Fixed 2.314%	1 Month USD-CPI	At Maturity	172,536	269,299	96,763
900,000	USD	2/1/22	1 Month USD-CPI	Fixed 2.17%	At Maturity	(17,070)	(31,993)	(14,923)
5,500,000	USD	2/4/22	1 Month USD-CPI	Fixed 2.155%	At Maturity	(105,215)	(196,041)	(90,826)
4,100,000	USD	1/19/22	1 Month USD-CPI	Fixed 2.18%	At Maturity	(74,296)	(143,719)	(69,423)
1,200,000	USD	2/5/22	1 Month USD-CPI	Fixed 2.2%	At Maturity	(22,641)	(42,211)	(19,570)
2,200,000	USD	5/19/30	1 Month USD-CPI	Fixed 1.28%	At Maturity	(297,409)	(359,279)	(61,870)
1,250,000	USD	5/25/26	Fixed 2.703%	1 Month USD-CPI	At Maturity	9,195	30,548	21,353
2,090,000	GBP	4/15/31	1 Month UK RPI	Fixed 3.75%	At Maturity	(24,794)	(161,060)	(136,266)
2,600,000	USD	11/4/29	1 Month USD-CPI	Fixed 1.76%	At Maturity	(217,092)	(287,422)	(70,330)
500,000	USD	6/1/26	Fixed 2.69%	1 Month USD-CPI	At Maturity	3,707	12,302	8,595
800,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.58%	At Maturity	(23,671)	(91,764)	(68,093)
780,000	USD	5/10/23	Fixed 2.281%	1 Month USD-CPI	At Maturity	9,937	19,599	9,662
600,000	GBP	3/15/36	1 Month UK RPI	Fixed 3.566%	At Maturity	(20,268)	(71,224)	(50,956)
1,000,000	USD	5/14/26	Fixed 2.813%	1 Month USD-CPI	At Maturity	2,632	19,368	16,736
2,200,000	GBP	9/15/24	1 Month UK RPI	Fixed 3.85%	At Maturity	106,973	11,775	(95,198)
300,000	USD	8/26/28	Fixed 2.573%	1 Month USD-CPI	At Maturity	—	3,688	3,688
500,000	USD	9/10/28	Fixed 2.645%	1 Month USD-CPI	At Maturity	—	2,044	2,044
700,000	GBP	9/15/31	1 Month UK RPI	Fixed 4.066%	At Maturity	—	5,203	5,203
						$ (540,766)	$ (2,091,889)	$ (1,551,123)

As of September 30, 2021, the Portfolio held the following centrally cleared credit default swap contracts1:
Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/ Receive Fixed Rate[4]	Payment Frequency Paid/ Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)[5]
General Electric Co.	12/20/2023	Sell	$ 100	1.00%	Quarterly	$ 1,390	$ 1,446	$ 56

1.	As of September 30, 2021, cash in the amount of $125,000 was on deposit with a broker for centrally cleared swap agreements.
2.	Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
3.	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.
4.	The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
5.	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at September 30, 2021.

Abbreviation(s):
ARS—Argentina Peso
AUD—Australia Dollar
BADLARPP—Average rate on 30-day deposits of at least 1 million Argentinian Pesos
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAD—Canada Dollar
CNY—China Yuan Renminbi
DKK—Denmark Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GBP—British Pound Sterling
GNMA—Government National Mortgage Association
IDR—Indonesia Rupiah
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
NOK—Norway Krone
NZD—New Zealand Dollar
PEN—Peru Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SEK—Sweden Krona
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced
TBD—To Be Determined

UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 45,540,290	$ —	$ 45,540,290
Corporate Bonds	—	27,528,723	—	27,528,723
Foreign Government Bonds	—	57,716,657	—	57,716,657
Mortgage-Backed Securities	—	27,050,349	—	27,050,349
U.S. Government & Federal Agencies	—	584,067,227	—	584,067,227
Total Long-Term Bonds	—	741,903,246	—	741,903,246
Short-Term Investments
Affiliated Investment Company	2,133,487	—	—	2,133,487
Unaffiliated Investment Company	94,500	—	—	94,500
Total Short-Term Investments	2,227,987	—	—	2,227,987
Total Investments in Securities	2,227,987	741,903,246	—	744,131,233
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	2,120,912	—	2,120,912
Futures Contracts (b)	2,272,704	—	—	2,272,704
Purchased Options	1,680	200,368	—	202,048
Interest Rate Swaps (b)	—	35,980	—	35,980
Credit Default Swaps (b)	—	56	—	56
Inflation Swap Contracts (b)	—	417,583	—	417,583
Total Other Financial Instruments	2,272,412	2,672,791	—	4,945,203
Total Investments in Securities and Other Financial Instruments	$ 4,500,691	$ 744,477,777	$ —	$ 748,978,468
Liability Valuation Inputs
Written Options	$ —	$ (208,607)	$ —	$ (208,607)
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	(247,479)	—	(247,479)
Futures Contracts	(909,714)	—	—	(909,714)
Inflation Swap Contracts	—	(1,968,706)	—	(1,968,706)
Total Other Financial Instruments	(909,714)	(2,216,185)	—	(3,125,899)
Total Investments in Securities and Other Financial Instruments	$ (909,714)	$ (2,424,792)	$ —	$ (3,334,506)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (a)	Borrowing Date	Maturity Date	Amount Borrowed (a)	Payable for Sale-Buyback Transcations (b)
Credit Suisse AG	0.05%	9/28/2021	10/1/2021	$ 2,187,583	$ 2,187,583
Credit Suisse AG	0.05	9/28/2021	10/1/2021	1,570,916	1,570,916
Morgan Stanley & Co. LLC.	0.07	9/30/2021	10/1/2021	23,636,711	23,636,711
Nomura Securities International, Inc.	0.08	9/30/2021	10/1/2021	114,674	114,674
BNP Paribas S.A.	0.09	9/24/2021	10/4/2021	24,397,121	24,402,619
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	15,194,058	15,199,143
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	18,323,503	18,328,560
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	10,512,627	10,515,128
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	16,862,753	16,866,185
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	20,679,181	20,683,252
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	19,397,816	19,401,813
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	12,853,108	12,856,097
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	20,431,158	20,435,853
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	24,203,067	24,207,601
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	13,140,678	13,143,267
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	10,963,580	10,965,990
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	10,706,745	10,708,745
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	14,362,234	14,365,085
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	17,476,380	17,479,950
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	20,003,021	20,007,464
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	11,619,612	11,621,779
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	24,024,251	24,028,612
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	14,742,918	14,745,574
BNP Paribas S.A.	0.09	9/27/2021	10/4/2021	10,892,821	10,894,823
BofA Securities, Inc.	0.08	9/13/2021	10/5/2021	24,814,480	24,826,814
BofA Securities, Inc.	0.08	9/13/2021	10/5/2021	1,955,359	1,955,709
BofA Securities, Inc.	0.08	9/13/2021	10/5/2021	11,784,277	11,791,353
BofA Securities, Inc.	0.08	9/13/2021	10/5/2021	29,677,493	29,694,547
BofA Securities, Inc.	0.08	9/13/2021	10/5/2021	46,141,487	46,167,709
Barclays Capital, Inc.	(0.03)	9/22/2021	10/6/2021	10,682,018	10,688,444
Barclays Capital, Inc.	0.03	9/16/2021	10/7/2021	13,203,208	13,212,846
				$ 496,554,838	$ 496,704,846
(a) During the period ended September 30, 2021, the Portfolio’s average amount of borrowing was $156,716,938 at a weighted average interest rate of 0.09%.
(b) Payable for sale-buyback transactions includes $150,008 of deferred price drop.

MainStay VP Small Cap Growth Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.8%
Aerospace & Defense 2.0%
AeroVironment, Inc. (a)	21,376	$ 1,845,176
Hexcel Corp. (a)	61,835	3,672,381
Kratos Defense & Security Solutions, Inc. (a)	184,068	4,106,557
Mercury Systems, Inc. (a)	33,088	1,569,033
		11,193,147
Auto Components 0.7%
Fox Factory Holding Corp. (a)	28,759	4,156,826
Banks 1.4%
Eagle Bancorp, Inc.	46,929	2,698,417
Prosperity Bancshares, Inc.	77,090	5,483,412
		8,181,829
Biotechnology 5.7%
Abcam plc, Sponsored ADR (a)	67,290	1,363,968
Acceleron Pharma, Inc. (a)	16,135	2,776,834
Amicus Therapeutics, Inc. (a)	116,382	1,111,448
Ascendis Pharma A/S, ADR (a)	12,236	1,950,296
Biohaven Pharmaceutical Holding Co. Ltd. (a)	33,748	4,687,935
Blueprint Medicines Corp. (a)	52,796	5,427,957
Fate Therapeutics, Inc. (a)	58,131	3,445,424
Natera, Inc. (a)	49,780	5,547,483
Neurocrine Biosciences, Inc. (a)	26,622	2,553,316
Turning Point Therapeutics, Inc. (a)	30,877	2,051,159
Xencor, Inc. (a)	54,465	1,778,827
		32,694,647
Building Products 2.2%
AZEK Co., Inc. (The) (a)	184,170	6,727,730
Trex Co., Inc. (a)	55,693	5,676,788
		12,404,518
Capital Markets 2.3%
Evercore, Inc., Class A	17,201	2,299,258
Focus Financial Partners, Inc., Class A (a)	50,453	2,642,224
Hamilton Lane, Inc., Class A	33,088	2,806,524
Houlihan Lokey, Inc.	31,451	2,896,637
StepStone Group, Inc., Class A	60,066	2,561,214
		13,205,857
Chemicals 3.5%
Avient Corp.	62,491	2,896,458
HB Fuller Co.	53,734	3,469,067
Ingevity Corp. (a)	41,196	2,940,158
Innospec, Inc.	19,657	1,655,513
Livent Corp. (a)	243,389	5,624,720
Quaker Chemical Corp.	15,821	3,760,968
		20,346,884

	Shares	Value
Common Stocks
Commercial Services & Supplies 4.8%
IAA, Inc. (a)	121,988	$ 6,656,885
Montrose Environmental Group, Inc. (a)	32,453	2,003,648
MSA Safety, Inc.	17,656	2,572,479
Ritchie Bros Auctioneers, Inc.	54,131	3,337,718
Tetra Tech, Inc.	36,804	5,496,310
Waste Connections, Inc.	58,596	7,378,994
		27,446,034
Communications Equipment 0.5%
Infinera Corp. (a)	315,133	2,621,907
Construction & Engineering 0.9%
Ameresco, Inc., Class A (a)	63,081	3,685,823
Valmont Industries, Inc.	6,268	1,473,732
		5,159,555
Consumer Finance 0.2%
LendingTree, Inc. (a)	9,094	1,271,614
Diversified Consumer Services 3.0%
Bright Horizons Family Solutions, Inc. (a)	84,093	11,724,246
Chegg, Inc. (a)	31,398	2,135,692
Terminix Global Holdings, Inc. (a)	74,488	3,103,915
		16,963,853
Diversified Telecommunication Services 1.5%
Cogent Communications Holdings, Inc.	120,458	8,533,245
Electrical Equipment 0.4%
TPI Composites, Inc. (a)	69,872	2,358,180
Electronic Equipment, Instruments & Components 1.4%
908 Devices, Inc. (a)(b)	45,134	1,467,758
Littelfuse, Inc.	11,604	3,171,025
Novanta, Inc. (a)	22,115	3,416,767
		8,055,550
Energy Equipment & Services 0.3%
Cactus, Inc., Class A	45,868	1,730,141
Entertainment 1.1%
Zynga, Inc., Class A (a)	817,641	6,156,837
Equity Real Estate Investment Trusts 2.0%
Americold Realty Trust	57,168	1,660,730
DigitalBridge Group, Inc. (a)(b)	240,329	1,449,184
EastGroup Properties, Inc.	27,329	4,553,831

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts
Terreno Realty Corp.	55,739	$ 3,524,377
		11,188,122
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	25,064	4,723,311
Food Products 0.7%
Simply Good Foods Co. (The) (a)	124,869	4,306,732
Health Care Equipment & Supplies 5.6%
Cardiovascular Systems, Inc. (a)	58,560	1,922,525
CONMED Corp.	39,055	5,109,566
Establishment Labs Holdings, Inc. (a)	56,792	4,065,171
Globus Medical, Inc., Class A (a)	69,942	5,358,956
Inari Medical, Inc. (a)	36,290	2,943,119
Integra LifeSciences Holdings Corp. (a)	35,465	2,428,643
LivaNova plc (a)	24,080	1,906,895
Nevro Corp. (a)	12,748	1,483,612
OrthoPediatrics Corp. (a)	36,280	2,376,703
SI-BONE, Inc. (a)	79,248	1,697,492
Silk Road Medical, Inc. (a)	55,858	3,073,866
		32,366,548
Health Care Providers & Services 5.2%
Accolade, Inc. (a)	44,273	1,866,992
Addus HomeCare Corp. (a)	36,446	2,906,569
agilon health, Inc. (a)	123,830	3,245,584
Alignment Healthcare, Inc. (a)(b)	57,816	923,900
Amedisys, Inc. (a)	23,587	3,516,822
Castle Biosciences, Inc. (a)	41,355	2,750,108
Encompass Health Corp.	38,538	2,891,892
HealthEquity, Inc. (a)	51,311	3,322,900
LifeStance Health Group, Inc. (a)(b)	65,870	955,115
Oak Street Health, Inc. (a)(b)	33,163	1,410,422
Option Care Health, Inc. (a)	145,932	3,540,310
Progyny, Inc. (a)	48,344	2,707,264
		30,037,878
Health Care Technology 3.2%
Inspire Medical Systems, Inc. (a)	26,289	6,122,182
Omnicell, Inc. (a)	37,593	5,579,929
Phreesia, Inc. (a)	46,377	2,861,461
Vocera Communications, Inc. (a)	79,032	3,616,504
		18,180,076
Hotels, Restaurants & Leisure 3.9%
Choice Hotels International, Inc.	21,692	2,741,218
Churchill Downs, Inc.	45,485	10,920,039

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure
MakeMyTrip Ltd. (a)	90,005	$ 2,447,236
Shake Shack, Inc., Class A (a)	36,913	2,896,194
Wingstop, Inc.	21,875	3,585,968
		22,590,655
Household Durables 0.6%
TopBuild Corp. (a)	17,562	3,596,873
Insurance 3.5%
Goosehead Insurance, Inc., Class A	64,324	9,795,902
Palomar Holdings, Inc. (a)	41,597	3,362,285
Selectquote, Inc. (a)	207,106	2,677,881
Trupanion, Inc. (a)	51,498	3,999,850
		19,835,918
Interactive Media & Services 1.3%
Angi, Inc. (a)	310,135	3,827,066
Eventbrite, Inc., Class A (a)	157,310	2,974,732
Vimeo, Inc. (a)	30,592	898,487
		7,700,285
Internet & Direct Marketing Retail 0.4%
Revolve Group, Inc. (a)	36,708	2,267,453
IT Services 6.4%
Endava plc, Sponsored ADR (a)	67,351	9,149,633
Evo Payments, Inc., Class A (a)	178,880	4,235,878
Genpact Ltd.	182,502	8,670,670
Globant SA (a)	14,874	4,179,743
Maximus, Inc.	45,291	3,768,211
Shift4 Payments, Inc., Class A (a)	54,358	4,213,832
WEX, Inc. (a)	13,433	2,366,089
		36,584,056
Leisure Products 1.3%
Callaway Golf Co. (a)	172,434	4,764,351
Clarus Corp.	95,327	2,443,231
		7,207,582
Life Sciences Tools & Services 4.0%
Adaptive Biotechnologies Corp. (a)	59,377	2,018,224
Bruker Corp.	48,872	3,816,903
Charles River Laboratories International, Inc. (a)	23,335	9,629,655
NanoString Technologies, Inc. (a)	38,908	1,867,973
NeoGenomics, Inc. (a)	115,737	5,583,153
		22,915,908
Machinery 1.6%
IDEX Corp.	6,091	1,260,532

	Shares	Value
Common Stocks
Machinery
John Bean Technologies Corp.	41,174	$ 5,787,006
Proto Labs, Inc. (a)	10,131	674,725
Rexnord Corp.	246	15,815
Woodward, Inc.	14,690	1,662,908
		9,400,986
Media 0.4%
New York Times Co. (The), Class A	44,718	2,203,256
Multiline Retail 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	31,154	1,877,963
Pharmaceuticals 1.3%
Catalent, Inc. (a)	44,290	5,893,670
Pacira BioSciences, Inc. (a)	33,088	1,852,928
		7,746,598
Professional Services 3.2%
ASGN, Inc. (a)	30,059	3,400,875
FTI Consulting, Inc. (a)	28,579	3,849,592
Huron Consulting Group, Inc. (a)	49,386	2,568,072
ManTech International Corp., Class A	37,673	2,860,134
Upwork, Inc. (a)	125,970	5,672,429
		18,351,102
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	37,024	1,893,778
Saia, Inc. (a)	17,937	4,269,544
		6,163,322
Semiconductors & Semiconductor Equipment 5.5%
CMC Materials, Inc.	28,407	3,500,595
Entegris, Inc.	36,499	4,595,224
Lattice Semiconductor Corp. (a)	71,579	4,627,582
Onto Innovation, Inc. (a)	63,884	4,615,619
Power Integrations, Inc.	37,676	3,729,547
Silicon Laboratories, Inc. (a)	47,065	6,596,630
SiTime Corp. (a)	18,033	3,681,798
		31,346,995
Software 9.6%
Anaplan, Inc. (a)	75,647	4,606,146
Blackline, Inc. (a)	28,582	3,374,391
Couchbase, Inc. (a)	14,325	445,651
Dynatrace, Inc. (a)	56,667	4,021,657
Envestnet, Inc. (a)	91,589	7,349,101
Everbridge, Inc. (a)	26,304	3,972,956
Mimecast Ltd. (a)	39,870	2,535,732

	Shares	Value
Common Stocks
Software
nCino, Inc. (a)	60,808	$ 4,319,192
Nuance Communications, Inc. (a)	56,948	3,134,418
PROS Holdings, Inc. (a)	52,044	1,846,521
Sprout Social, Inc., Class A (a)	49,866	6,081,159
Sumo Logic, Inc. (a)	46,310	746,517
Workiva, Inc. (a)	66,538	9,379,197
Zuora, Inc., Class A (a)	182,406	3,024,291
		54,836,929
Specialty Retail 1.3%
Leslie's, Inc. (a)	166,335	3,416,521
National Vision Holdings, Inc. (a)	71,296	4,047,474
		7,463,995
Trading Companies & Distributors 0.7%
SiteOne Landscape Supply, Inc. (a)	21,331	4,254,895
Total Common Stocks (Cost $382,999,895)		549,628,062
Short-Term Investments 4.8%
Affiliated Investment Company 4.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	24,324,435	24,324,435
Unaffiliated Investment Company 0.5%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	3,071,560	3,071,560
Total Short-Term Investments (Cost $27,395,995)		27,395,995
Total Investments (Cost $410,395,890)	100.6%	577,024,057
Other Assets, Less Liabilities	(0.6)	(3,679,538)
Net Assets	100.0%	$ 573,344,519

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $4,163,357; the total market value of collateral held by the Portfolio was $4,357,670. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,286,110. The Portfolio received cash collateral with a value of $3,071,560.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 549,628,062	$ —	$ —	$ 549,628,062
Short-Term Investments
Affiliated Investment Company	24,324,435	—	—	24,324,435
Unaffiliated Investment Company	3,071,560	—	—	3,071,560
Total Short-Term Investments	27,395,995	—	—	27,395,995
Total Investments in Securities	$ 577,024,057	$ —	$ —	$ 577,024,057

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP T. Rowe Price Equity Income Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 95.9%
Aerospace & Defense 2.5%
Boeing Co. (The) (a)	24,089	$ 5,298,135
L3Harris Technologies, Inc.	36,093	7,949,122
		13,247,257
Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	66,254	12,064,853
Airlines 0.3%
Southwest Airlines Co. (a)	31,934	1,642,366
Banks 8.8%
Bank of America Corp.	68,642	2,913,853
Citizens Financial Group, Inc.	46,600	2,189,268
Fifth Third Bancorp	219,794	9,328,057
Huntington Bancshares, Inc.	325,100	5,026,046
JPMorgan Chase & Co.	23,628	3,867,667
PNC Financial Services Group, Inc. (The)	12,226	2,391,895
Wells Fargo & Co.	448,665	20,822,543
		46,539,329
Beverages 0.5%
Coca-Cola Co. (The)	51,172	2,684,995
Biotechnology 2.2%
AbbVie, Inc.	77,676	8,378,910
Biogen, Inc. (a)	5,300	1,499,847
Gilead Sciences, Inc.	23,945	1,672,558
		11,551,315
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	37,237	1,930,366
Charles Schwab Corp. (The)	39,115	2,849,137
Franklin Resources, Inc.	30,960	920,131
Goldman Sachs Group, Inc. (The)	17,016	6,432,558
Morgan Stanley	65,183	6,342,958
Raymond James Financial, Inc.	30,742	2,836,872
State Street Corp.	58,183	4,929,264
		26,241,286
Chemicals 3.8%
Akzo Nobel NV	16,540	1,801,055
CF Industries Holdings, Inc.	180,938	10,099,959
DuPont de Nemours, Inc.	31,682	2,154,059
International Flavors & Fragrances, Inc.	38,731	5,179,109
PPG Industries, Inc.	5,122	732,497
		19,966,679

	Shares	Value
Common Stocks
Commercial Services & Supplies 0.8%
Stericycle, Inc. (a)	64,264	$ 4,368,024
Communications Equipment 0.7%
Cisco Systems, Inc.	63,047	3,431,648
Containers & Packaging 1.8%
International Paper Co.	166,597	9,316,104
Diversified Financial Services 1.1%
Equitable Holdings, Inc.	198,243	5,875,922
Diversified Telecommunication Services 0.5%
AT&T, Inc.	66,437	1,794,463
Verizon Communications, Inc.	14,953	807,612
		2,602,075
Electric Utilities 3.4%
Edison International	15,936	883,970
Entergy Corp.	15,074	1,496,999
NextEra Energy, Inc.	35,758	2,807,718
Southern Co. (The)	202,738	12,563,674
		17,752,361
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	11,800	1,619,196
Energy Equipment & Services 0.3%
Halliburton Co.	73,732	1,594,086
Entertainment 0.9%
Walt Disney Co. (The) (a)	26,592	4,498,569
Equity Real Estate Investment Trusts 4.2%
Equity Residential	95,389	7,718,878
Rayonier, Inc.	112,129	4,000,763
Vornado Realty Trust	14,100	592,341
Welltower, Inc.	19,675	1,621,220
Weyerhaeuser Co.	235,341	8,371,079
		22,304,281
Food & Staples Retailing 0.4%
Walmart, Inc.	13,532	1,886,090
Food Products 3.1%
Bunge Ltd.	11,570	940,873
Conagra Brands, Inc.	174,151	5,898,494

	Shares	Value
Common Stocks
Food Products
Mondelez International, Inc., Class A	4,163	$ 242,203
Tyson Foods, Inc., Class A	120,247	9,492,298
		16,573,868
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	33,831	8,316,336
Medtronic plc	64,308	8,061,008
Zimmer Biomet Holdings, Inc.	25,139	3,679,344
		20,056,688
Health Care Providers & Services 5.3%
Anthem, Inc.	27,709	10,329,915
Cardinal Health, Inc.	39,800	1,968,508
Centene Corp. (a)	37,200	2,317,932
Cigna Corp.	23,715	4,746,795
CVS Health Corp.	74,942	6,359,578
UnitedHealth Group, Inc.	5,500	2,149,070
		27,871,798
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp. (a)	95,391	3,491,311
Household Products 1.3%
Kimberly-Clark Corp.	51,607	6,834,831
Industrial Conglomerates 3.7%
3M Co.	5,900	1,034,978
General Electric Co.	145,956	15,037,847
Siemens AG, Sponsored ADR	41,180	3,382,525
		19,455,350
Insurance 8.6%
American International Group, Inc.	236,144	12,961,944
Chubb Ltd.	56,341	9,774,037
Hartford Financial Services Group, Inc. (The)	36,000	2,529,000
Loews Corp.	153,494	8,277,931
Marsh & McLennan Cos., Inc.	8,612	1,304,115
MetLife, Inc.	165,318	10,205,080
		45,052,107
IT Services 0.3%
Fiserv, Inc. (a)	14,650	1,589,525
Leisure Products 0.6%
Mattel, Inc. (a)	169,365	3,143,414
Machinery 1.0%
Flowserve Corp.	14,635	507,395

	Shares	Value
Common Stocks
Machinery
PACCAR, Inc.	28,289	$ 2,232,568
Snap-on, Inc.	12,189	2,546,892
		5,286,855
Media 3.5%
Comcast Corp., Class A	153,756	8,599,573
Fox Corp., Class B	103,191	3,830,450
News Corp., Class A	263,076	6,190,178
		18,620,201
Multiline Retail 0.6%
Kohl's Corp.	68,321	3,217,236
Multi-Utilities 4.0%
Ameren Corp.	38,975	3,156,975
Dominion Energy, Inc.	52,900	3,862,758
NiSource, Inc.	234,883	5,691,215
Sempra Energy	67,276	8,510,414
		21,221,362
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	8,649	877,441
EOG Resources, Inc.	72,934	5,854,412
Exxon Mobil Corp.	73,595	4,328,858
Hess Corp.	5,080	396,799
Occidental Petroleum Corp.	36,463	1,078,576
Targa Resources Corp.	16,711	822,348
TC Energy Corp. (b)	65,457	3,147,827
TotalEnergies SE	202,899	9,722,734
TotalEnergies SE, Sponsored ADR	54,900	2,631,357
		28,860,352
Pharmaceuticals 4.2%
AstraZeneca plc, Sponsored ADR	31,900	1,915,914
GlaxoSmithKline plc	31,136	587,708
Johnson & Johnson	38,694	6,249,081
Merck & Co., Inc.	53,311	4,004,189
Organon & Co.	2,381	78,073
Pfizer, Inc.	119,899	5,156,856
Sanofi	30,819	2,966,779
Sanofi, ADR	23,863	1,150,435
		22,109,035
Professional Services 0.6%
Nielsen Holdings plc	163,561	3,138,736
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	41,515	5,344,226

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	11,002	$ 2,154,962
QUALCOMM, Inc.	92,263	11,900,082
Texas Instruments, Inc.	31,346	6,025,014
		25,424,284
Software 2.4%
Citrix Systems, Inc.	43,602	4,681,547
Microsoft Corp.	27,661	7,798,189
		12,479,736
Specialty Retail 0.6%
TJX Cos., Inc. (The)	49,459	3,263,305
Tobacco 1.5%
Altria Group, Inc.	39,916	1,816,977
Philip Morris International, Inc.	62,551	5,929,209
		7,746,186
Total Common Stocks (Cost $374,730,443)		504,622,616
Convertible Preferred Stocks 1.0%
Electric Utilities 0.7%
NextEra Energy, Inc., 5.28%	33,097	1,686,623
Southern Co. (The), 6.75%	41,886	2,136,605
		3,823,228
Multi-Utilities 0.3%
NiSource, Inc., 7.75%	15,018	1,553,612
Total Convertible Preferred Stocks (Cost $5,214,076)		5,376,840
Preferred Stocks 1.5%
Automobiles 1.1%
Volkswagen AG, ADR	258,038	5,831,659
Health Care Equipment & Supplies 0.4%
Becton Dickinson and Co., 6.00% (b)	37,419	2,019,877
Total Preferred Stocks (Cost $6,115,867)		7,851,536
Short-Term Investments 1.8%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	8,408,467	8,408,467

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 0.2%
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	1,126,013	$ 1,126,013
Total Short-Term Investments (Cost $9,534,480)		9,534,480
Total Investments (Cost $395,594,866)	100.2%	527,385,472
Other Assets, Less Liabilities	(0.2)	(1,209,217)
Net Assets	100.0%	$ 526,176,255

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $3,645,639; the total market value of collateral held by the Portfolio was $3,775,523. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $2,649,510. The Portfolio received cash collateral with a value of $1,126,013.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Chemicals	$ 18,165,624	$ 1,801,055	$ —	$ 19,966,679
Oil, Gas & Consumable Fuels	19,137,618	9,722,734	—	28,860,352
Pharmaceuticals	18,554,548	3,554,487	—	22,109,035
All Other Industries	433,686,550	—	—	433,686,550
Total Common Stocks	489,544,340	15,078,276	—	504,622,616
Convertible Preferred Stocks	5,376,840	—	—	5,376,840
Preferred Stocks	7,851,536	—	—	7,851,536
Short-Term Investments
Affiliated Investment Company	8,408,467	—	—	8,408,467
Unaffiliated Investment Company	1,126,013	—	—	1,126,013
Total Short-Term Investments	9,534,480	—	—	9,534,480
Total Investments in Securities	$ 512,307,196	$ 15,078,276	$ —	$ 527,385,472

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Wellington Mid Cap Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 99.8%
Aerospace & Defense 0.5%
Axon Enterprise, Inc. (a)	26,620	$ 4,659,032
Automobiles 0.1%
Arrival SA (a)(b)	87,152	1,146,049
Banks 6.4%
Cullen	52,029	6,171,680
First Citizens BancShares, Inc., Class A	9,701	8,179,592
First Republic Bank	41,590	8,021,879
M&T Bank Corp.	48,720	7,275,845
Prosperity Bancshares, Inc.	78,441	5,579,508
Western Alliance Bancorp	102,101	11,110,631
Zions Bancorp NA	170,557	10,555,773
		56,894,908
Biotechnology 5.8%
Allakos, Inc. (a)	62,749	6,643,237
Apellis Pharmaceuticals, Inc. (a)	148,858	4,906,360
Arena Pharmaceuticals, Inc. (a)	84,722	5,045,195
Iovance Biotherapeutics, Inc. (a)	251,556	6,203,371
Kodiak Sciences, Inc. (a)	63,148	6,060,945
Mirati Therapeutics, Inc. (a)	34,160	6,043,246
PTC Therapeutics, Inc. (a)	145,411	5,410,743
Sage Therapeutics, Inc. (a)	126,659	5,612,260
Ultragenyx Pharmaceutical, Inc. (a)	62,557	5,642,016
		51,567,373
Building Products 1.7%
Builders FirstSource, Inc. (a)	27,561	1,426,006
JELD-WEN Holding, Inc. (a)	195,851	4,902,150
Lennox International, Inc.	30,498	8,971,597
		15,299,753
Capital Markets 0.3%
Hamilton Lane, Inc., Class A	35,848	3,040,627
Chemicals 2.1%
Celanese Corp.	45,236	6,814,351
Element Solutions, Inc.	362,689	7,863,097
FMC Corp.	44,864	4,107,748
		18,785,196
Commercial Services & Supplies 2.4%
Clean Harbors, Inc. (a)	66,602	6,917,950
GFL Environmental, Inc.	224,604	8,344,039
IAA, Inc. (a)	103,588	5,652,797
KAR Auction Services, Inc. (a)	58,775	963,322
		21,878,108

	Shares	Value
Common Stocks
Communications Equipment 5.3%
CommScope Holding Co., Inc. (a)	492,638	$ 6,694,950
F5 Networks, Inc. (a)	111,622	22,188,221
Lumentum Holdings, Inc. (a)	219,840	18,365,434
		47,248,605
Consumer Finance 1.4%
Credit Acceptance Corp. (a)(b)	21,692	12,696,328
Containers & Packaging 0.5%
Silgan Holdings, Inc.	124,283	4,767,496
Diversified Financial Services 0.9%
Voya Financial, Inc.	123,599	7,587,743
Electric Utilities 0.5%
Pinnacle West Capital Corp.	56,787	4,109,107
Electronic Equipment, Instruments & Components 4.4%
CDW Corp.	41,435	7,541,999
Flex Ltd. (a)	573,083	10,132,107
II-VI, Inc. (a)	212,021	12,585,567
National Instruments Corp.	102,328	4,014,327
Rogers Corp. (a)	28,989	5,405,869
		39,679,869
Entertainment 0.6%
Zynga, Inc., Class A (a)	689,783	5,194,066
Equity Real Estate Investment Trusts 5.1%
Douglas Emmett, Inc.	50,418	1,593,713
Gaming and Leisure Properties, Inc.	157,810	7,309,759
Life Storage, Inc.	86,908	9,971,824
PS Business Parks, Inc.	16,559	2,595,458
Rexford Industrial Realty, Inc.	137,588	7,808,119
Ryman Hospitality Properties, Inc. (a)	99,092	8,294,000
STORE Capital Corp.	262,553	8,409,573
		45,982,446
Food & Staples Retailing 1.2%
Performance Food Group Co. (a)	99,853	4,639,170
U.S. Foods Holding Corp. (a)	178,937	6,201,957
		10,841,127
Food Products 0.9%
Lamb Weston Holdings, Inc.	108,568	6,662,818
Sovos Brands, Inc. (a)(b)	85,650	1,194,818
		7,857,636

	Shares	Value
Common Stocks
Gas Utilities 1.1%
UGI Corp.	238,522	$ 10,165,808
Health Care Equipment & Supplies 3.9%
Hill-Rom Holdings, Inc.	26,934	4,040,100
Integra LifeSciences Holdings Corp. (a)	234,343	16,047,809
NuVasive, Inc. (a)	112,196	6,714,931
Teleflex, Inc.	21,955	8,267,155
		35,069,995
Health Care Providers & Services 4.3%
Acadia Healthcare Co., Inc. (a)	74,574	4,756,330
Encompass Health Corp.	186,221	13,974,024
LHC Group, Inc. (a)	32,393	5,082,785
Molina Healthcare, Inc. (a)	52,309	14,191,955
		38,005,094
Hotels, Restaurants & Leisure 3.1%
Choice Hotels International, Inc.	78,746	9,951,132
Denny's Corp. (a)	271,231	4,431,915
Hyatt Hotels Corp., Class A (a)	41,121	3,170,429
Six Flags Entertainment Corp. (a)	127,379	5,413,607
Wyndham Hotels & Resorts, Inc.	62,764	4,844,753
		27,811,836
Household Durables 1.3%
NVR, Inc. (a)	2,346	11,246,912
Vizio Holding Corp., Class A (a)	6,522	138,527
		11,385,439
Insurance 6.2%
Alleghany Corp. (a)	9,892	6,176,664
Assurant, Inc.	43,639	6,884,052
CNO Financial Group, Inc.	190,597	4,486,653
Erie Indemnity Co., Class A	14,098	2,515,365
Fidelity National Financial, Inc.	109,543	4,966,680
Globe Life, Inc.	49,682	4,423,188
Hanover Insurance Group, Inc. (The)	38,177	4,948,503
Kemper Corp.	57,794	3,860,061
Markel Corp. (a)	7,200	8,604,936
W R Berkley Corp.	49,160	3,597,529
White Mountains Insurance Group Ltd.	4,400	4,706,284
		55,169,915
Interactive Media & Services 0.6%
Cargurus, Inc. (a)	162,536	5,105,256
Internet & Direct Marketing Retail 1.4%
Etsy, Inc. (a)	60,642	12,611,110

	Shares	Value
Common Stocks
IT Services 4.1%
Genpact Ltd.	312,126	$ 14,829,106
LiveRamp Holdings, Inc. (a)	82,992	3,919,712
Shift4 Payments, Inc., Class A (a)	72,960	5,655,859
WEX, Inc. (a)	71,763	12,640,335
		37,045,012
Leisure Products 1.2%
YETI Holdings, Inc. (a)	121,039	10,371,832
Life Sciences Tools & Services 1.7%
ICON plc (a)	33,002	8,647,184
Syneos Health, Inc. (a)	69,660	6,093,857
		14,741,041
Machinery 8.2%
Colfax Corp. (a)	160,233	7,354,695
Graco, Inc.	48,801	3,414,606
IDEX Corp.	49,260	10,194,357
Ingersoll Rand, Inc. (a)	408,980	20,616,682
Kennametal, Inc.	125,250	4,287,307
Lincoln Electric Holdings, Inc.	54,576	7,028,843
Middleby Corp. (The) (a)	57,527	9,808,929
SPX FLOW, Inc.	70,423	5,147,921
Westinghouse Air Brake Technologies Corp.	64,544	5,564,338
		73,417,678
Media 1.1%
Cable One, Inc.	5,475	9,926,887
Metals & Mining 0.6%
Steel Dynamics, Inc.	90,469	5,290,627
Multi-Utilities 0.7%
Black Hills Corp.	64,103	4,023,104
NiSource, Inc.	104,641	2,535,452
		6,558,556
Oil, Gas & Consumable Fuels 0.9%
Cabot Oil & Gas Corp.	37,463	815,195
Diamondback Energy, Inc.	71,755	6,793,046
		7,608,241
Pharmaceuticals 1.5%
Jazz Pharmaceuticals plc (a)	61,425	7,998,149
Reata Pharmaceuticals, Inc., Class A (a)	55,350	5,568,764
		13,566,913

	Shares	Value
Common Stocks
Professional Services 1.8%
Dun & Bradstreet Holdings, Inc. (a)	236,172	$ 3,970,051
Leidos Holdings, Inc.	64,025	6,154,723
Science Applications International Corp.	70,899	6,066,119
		16,190,893
Real Estate Management & Development 0.5%
Redfin Corp. (a)(b)	92,149	4,616,665
Road & Rail 2.1%
AMERCO	11,628	7,512,037
Knight-Swift Transportation Holdings, Inc.	225,417	11,530,079
		19,042,116
Semiconductors & Semiconductor Equipment 4.7%
First Solar, Inc. (a)	143,572	13,705,383
MKS Instruments, Inc.	104,982	15,842,834
Silicon Laboratories, Inc. (a)	34,707	4,864,533
Synaptics, Inc. (a)	26,032	4,678,731
Tower Semiconductor Ltd. (a)	107,600	3,217,240
		42,308,721
Software 4.0%
Aspen Technology, Inc. (a)	36,660	4,501,848
Black Knight, Inc. (a)	34,346	2,472,912
Digital Turbine, Inc. (a)	84,943	5,839,831
Guidewire Software, Inc. (a)	61,413	7,300,163
Q2 Holdings, Inc. (a)	66,362	5,318,251
Teradata Corp. (a)	173,908	9,973,624
		35,406,629
Specialty Retail 0.7%
CarMax, Inc. (a)	46,442	5,942,718
Textiles, Apparel & Luxury Goods 2.7%
Carter's, Inc.	69,885	6,795,617
PVH Corp. (a)	70,835	7,281,130
Steven Madden Ltd.	127,659	5,126,785
Under Armour, Inc., Class C (a)	304,134	5,328,428
		24,531,960
Trading Companies & Distributors 1.3%
AerCap Holdings NV (a)	122,128	7,060,219
Watsco, Inc.	17,414	4,608,093
		11,668,312
Total Common Stocks (Cost $901,254,080)		892,794,723

	Shares	Value
Short-Term Investments 1.4%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	2,770,635	$ 2,770,635
Unaffiliated Investment Companies 1.1%
BlackRock Liquidity FedFund, 0.025% (c)(d)	8,000,000	8,000,000
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	2,081,814	2,081,814
Total Unaffiliated Investment Companies (Cost $10,081,814)		10,081,814
Total Short-Term Investments (Cost $12,852,449)		12,852,449
Total Investments (Cost $914,106,529)	101.2%	905,647,172
Other Assets, Less Liabilities	(1.2)	(11,118,832)
Net Assets	100.0%	$ 894,528,340

†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $15,957,790; the total market value of collateral held by the Portfolio was $16,392,383. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,310,569. The Portfolio received cash collateral with a value of $10,081,814.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 892,794,723	$ —	$ —	$ 892,794,723
Short-Term Investments
Affiliated Investment Company	2,770,635	—	—	2,770,635
Unaffiliated Investment Companies	10,081,814	—	—	10,081,814
Total Short-Term Investments	12,852,449	—	—	12,852,449
Total Investments in Securities	$ 905,647,172	$ —	$ —	$ 905,647,172

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Winslow Large Cap Growth Portfolio
Portfolio of Investments September 30, 2021† (Unaudited)
	Shares	Value
Common Stocks 98.5%
Automobiles 2.6%
Lucid Group, Inc. (a)	698,934	$ 17,738,945
Tesla, Inc. (a)	39,930	30,964,916
		48,703,861
Capital Markets 1.7%
Moody's Corp.	50,240	17,840,726
MSCI, Inc.	22,700	13,809,318
		31,650,044
Chemicals 1.6%
Linde plc	100,150	29,382,007
Containers & Packaging 1.3%
Ball Corp.	268,400	24,147,948
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	149,450	20,507,529
Entertainment 1.8%
Netflix, Inc. (a)	54,600	33,324,564
Health Care Equipment & Supplies 2.6%
Align Technology, Inc. (a)	45,410	30,217,176
Edwards Lifesciences Corp. (a)	164,300	18,600,403
		48,817,579
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc.	58,230	22,752,790
Health Care Technology 1.1%
Veeva Systems, Inc., Class A (a)	67,000	19,307,390
Hotels, Restaurants & Leisure 4.2%
Airbnb, Inc., Class A (a)	150,100	25,179,275
Chipotle Mexican Grill, Inc. (a)	16,750	30,443,460
Hilton Worldwide Holdings, Inc. (a)	167,900	22,181,269
		77,804,004
Interactive Media & Services 14.8%
Alphabet, Inc. (a)
Class A	24,780	66,249,826
Class C	25,214	67,203,126

Bumble, Inc., Class A (a)	282,300	14,109,354
Facebook, Inc., Class A (a)	232,010	78,741,874
Match Group, Inc. (a)	147,250	23,116,777

	Shares	Value
Common Stocks
Interactive Media & Services

Snap, Inc., Class A (a)	308,900	$ 22,818,443
		272,239,400
Internet & Direct Marketing Retail 7.7%
Amazon.com, Inc. (a)	38,010	124,864,370
MercadoLibre, Inc. (a)	10,000	16,794,000
		141,658,370
IT Services 9.2%
Mastercard, Inc., Class A	75,950	26,406,296
Payoneer Global, Inc. (a)	148,000	1,265,400
PayPal Holdings, Inc. (a)	190,850	49,661,079
Snowflake, Inc., Class A (a)	40,300	12,187,929
Square, Inc., Class A (a)	121,300	29,092,592
Visa, Inc., Class A	232,000	51,678,000
		170,291,296
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	179,290	28,243,554
Bio-Techne Corp.	21,800	10,563,626
IQVIA Holdings, Inc. (a)	85,950	20,588,463
		59,395,643
Machinery 1.0%
Parker-Hannifin Corp.	64,200	17,951,604
Personal Products 1.0%
Estee Lauder Cos., Inc. (The), Class A	60,400	18,115,772
Pharmaceuticals 1.6%
Zoetis, Inc.	147,150	28,567,701
Professional Services 1.6%
CoStar Group, Inc. (a)	351,050	30,211,363
Real Estate Management & Development 0.0% ‡
Compass, Inc., Class A (a)(b)	53,300	706,758
Semiconductors & Semiconductor Equipment 7.0%
Advanced Micro Devices, Inc. (a)	277,500	28,554,750
Analog Devices, Inc.	170,900	28,622,332
ASML Holding NV (Registered)	38,610	28,768,697
NVIDIA Corp.	204,840	42,434,655
		128,380,434
Software 22.1%
Adobe, Inc. (a)	107,250	61,745,970

	Shares	Value
Common Stocks
Software
Atlassian Corp. plc, Class A (a)	78,350	$ 30,667,757
Intuit, Inc.	59,950	32,343,625
Microsoft Corp.	585,800	165,148,736
salesforce.com, Inc. (a)	179,780	48,759,932
ServiceNow, Inc. (a)	61,550	38,300,718
Workday, Inc., Class A (a)	123,400	30,836,426
		407,803,164
Specialty Retail 1.7%
Lowe's Cos., Inc.	153,300	31,098,438
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	488,800	69,165,200
Textiles, Apparel & Luxury Goods 4.6%
Lululemon Athletica, Inc. (a)	73,900	29,907,330
NIKE, Inc., Class B	364,350	52,914,551
On Holding AG, Class A (a)	60,600	1,825,878
		84,647,759
Total Common Stocks (Cost $1,113,271,182)		1,816,630,618
Short-Term Investments 1.5%
Affiliated Investment Company 1.5%
MainStay U.S. Government Liquidity Fund, 0.01% (c)	26,999,407	26,999,407
Unaffiliated Investment Company 0.0% ‡
Wells Fargo Government Money Market Fund, 0.025% (c)(d)	214,582	214,582
Total Short-Term Investments (Cost $27,213,989)		27,213,989
Total Investments (Cost $1,140,485,171)	100.0%	1,843,844,607
Other Assets, Less Liabilities	0.0‡	684,226
Net Assets	100.0%	$ 1,844,528,833

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of September 30, 2021, the aggregate market value of securities on loan was $706,745; the total market value of collateral held by the Portfolio was $709,241. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $494,659. The Portfolio received cash collateral with a value of $214,582.
(c)	Current yield as of September 30, 2021.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021, for valuing the Portfolio’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,816,630,618	$ —	$ —	$ 1,816,630,618
Short-Term Investments
Affiliated Investment Company	26,999,407	—	—	26,999,407
Unaffiliated Investment Company	214,582	—	—	214,582
Total Short-Term Investments	27,213,989	—	—	27,213,989
Total Investments in Securities	$ 1,843,844,607	$ —	$ —	$ 1,843,844,607

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay VP Funds Trust
Notes to Portfolios of Investments September 30, 2021 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").
The Board of Trustees of the MainStay VP Funds Trust (the "Board") adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Fund (the “Valuation Committee”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Portfolio's assets and liabilities) rests with New York Life Investment Management LLC (“New York Life Investments” or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio. To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Portfolio's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.
The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the “Subcommittee”) to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.
For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.
"Fair value" is defined as the price a Portfolio would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Portfolio's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Portfolio’s assets and liabilities as of September 30, 2021, is included at the end of the Portfolio of Investments.
The Portfolios may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolio's valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolio's valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended September 30, 2021, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s), reflect the security's market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. Securities that were fair valued in such a manner as of September 30, 2021, are shown in the Portfolio of Investments.
Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Portfolio's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of September 30, 2021, are shown in the Portfolio of Investments.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs within. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.
Options contracts are valued at the last posted settlement price on the market where such options are primarily traded.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of September 30, 2021, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Portfolio's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.
MainStay VP MacKay High Yield Corporate Bond Portfolio
Asset Class	Fair Value at 9/30/21*	Valuation Technique	Unobservable Inputs	Inputs/Range
Corporate Bonds	$3,319,160	Income Approach	Spread Adjustment	0.72%
Loan Assignments	5,012,840	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Common Stocks	113	Market Approach	Ownership % of equity interest	16.56%-39.70%
	9,041,250	Income Approach	Rate of Return	13.00%
		Market Approach	EBITDA Multiple	6.50x-9.00x
	2,428,637	Market Approach	EBITDA Multiple	5.75x
	0	Market Approach	Implied natural gas price	$2.70
			Discount Rate	10.00%
Preferred Stock	8,028,898	Income Approach	Spread Adjustment	4.21%
	197,334	Market Approach	Liquidity discount	10.00%
	$28,028,232
* The table above does not include a level 3 investment that was valued by a broker. As of September 30, 2021, the value of this investment was $7,000,000. The inputs for this investment were not readily available or cannot be reasonably estimated.

A portfolio investment may be classified as an illiquid investment under a Portfolio's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Portfolio. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Portfolio's investments was determined as of September 30, 2021, and can change at any time. Illiquid investments as of September 30, 2021, are shown in the Portfolio of Investments.
MainStay VP Balanced Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 36,027	$ (32,923)	$ —	$ —	$ 3,104	$ —(a)	$ —	3,104

(a)	Less than $500.

MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 14,322	$ 36	$ (2,031)	$ 227	$ 858	$ 13,412	$ 309	$ —	549
IQ 500 International ETF	11,409	474	(1,070)	123	1,174	12,110	231	—	372
IQ Candriam ESG International Equity ETF	12,059	—	(1,248)	364	479	11,654	237	—	398
IQ Candriam ESG U.S. Equity ETF	19,112	1,752	(1,942)	393	2,319	21,634	178	—	582
IQ Chaikin U.S. Large Cap ETF	13,446	7	(1,630)	379	1,363	13,565	109	—	409
IQ Chaikin U.S. Small Cap ETF	6,251	70	(1,655)	468	655	5,789	46	—	166
IQ S&P High Yield Low Volatility Bond ETF	7,049	151	(7,100)	76	(176)	—	105	—	—
MainStay Epoch Capital Growth Fund Class I	2,548	43	(440)	53	315	2,519	—	—	156
MainStay Epoch International Choice Fund Class I	7,627	75	(1,022)	108	165	6,953	—	—	170
MainStay MacKay Short Duration High Yield Fund Class I	53,201	5,037	(23,727)	120	643	35,274	1,593	—	3,570
MainStay Short Term Bond Fund Class I	—	3,596	(61)	—	(23)	3,512	26	—	357
MainStay U.S. Government Liquidity Fund	22,830	175,572	(140,131)	—	—	58,271	4	—	58,271
MainStay VP Bond Portfolio Initial Class	49,624	810	(11,202)	1,119	(1,666)	38,685	—	—	2,546
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	11,057	521	(1,991)	530	(369)	9,748	—	—	845
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	11,941	141	(1,307)	165	1,280	12,220	—	—	717
MainStay VP Floating Rate Portfolio Initial Class	21,199	32,305	(772)	(22)	232	52,942	861	—	5,959
MainStay VP Indexed Bond Portfolio Initial Class	280,683	4,779	(61,268)	6,604	(11,632)	219,166	—	—	19,845
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	—	28,007	(146)	2	262	28,125	—	—	2,702

MainStay VP Conservative Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay International Equity Portfolio Initial Class	$ 8,073	$ —	$ (3,676)	$ 765	$ (135)	$ 5,027	$ —	$ —	248
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	37,381	—	(26,071)	10,070	(4,601)	16,779	—	—	203
MainStay VP PIMCO Real Return Portfolio Initial Class	7,078	94	(414)	40	183	6,981	—	—	715
MainStay VP Small Cap Growth Portfolio Initial Class	16,155	922	(7,897)	2,696	(1,615)	10,261	—	—	523
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	10,147	1,138	(1,651)	127	1,494	11,255	—	—	831
MainStay VP Wellington Growth Portfolio Initial Class (b)	5,992	6,623	(758)	221	1,065	13,143	—	—	293
MainStay VP Wellington Mid Cap Portfolio Initial Class (c)	9,783	—	(1,907)	56	1,192	9,124	—	—	577
MainStay VP Wellington Small Cap Portfolio Initial Class (d)	6,717	33	(1,569)	400	431	6,012	—	—	459
MainStay VP Wellington U.S. Equity Portfolio Initial Class (e)	—	4,370	—	—	101	4,471	—	—	135
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	22,519	793	(2,612)	735	2,713	24,148	—	—	636
MainStay WMC Enduring Capital Fund Class R6 (f)(g)	12,942	5,648	(6,985)	(789)	(2,036)	8,780	5	5,642	257
MainStay WMC International Research Equity Fund Class I (h)	6,116	1,129	(1,208)	(163)	674	6,548	—	—	823
MainStay WMC Value Fund Class R6 (i)(j)	14,991	7	(2,108)	476	1,792	15,158	—	—	278
	$ 702,252	$ 274,133	$ (315,599)	$ 25,343	$ (2,863)	$ 683,266	$ 3,704	$ 5,642

(a)	Prior to May 1, 2021, known as MainStay VP Emerging Markets Equity Portfolio Initial Class.
(b)	Prior to May 1, 2021, known as MainStay VP MacKay Growth Portfolio Initial Class.
(c)	Prior to May 1, 2021, known as MainStay VP MacKay Mid Cap Core Portfolio Initial Class.
(d)	Prior to May 1, 2021, known as MainStay VP MacKay Small Cap Core Portfolio Initial Class.
(e)	Prior to May 1, 2021, known as MainStay VP MacKay Common Stock Portfolio Initial Class.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(g)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(h)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay VP CBRE Global Infrastructure Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 303	$ 4,935	$ (4,984)	$ —	$ —	$ 254	$ —(a)	$ —	254

(a)	Less than $500.

MainStay VP Candriam Emerging Markets Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,098	$ 39,589	$ (41,687)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

MainStay VP Epoch U.S. Equity Yield Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21,984	$ 130,657	$ (123,817)	$ —	$ —	$ 28,824	$ 1	$ —	28,824

MainStay VP Fidelity Institutional AM® Utilities Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,834	$ 193,276	$ (203,444)	$ —	$ —	$ 9,666	$ 1	$ —	9,666

MainStay VP Floating Rate Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 2,454	$ —	$ —	$ —	$ 23	$ 2,477	$ 97	$ —	437

MainStay VP Equity Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 23,239	$ —	$ (600)	$ 86	$ 1,706	$ 24,431	$ 554	$ —	1,000
IQ 500 International ETF	50,814	—	(7,415)	1,267	4,516	49,182	965	—	1,511
IQ Candriam ESG International Equity ETF	17,844	16,259	(142)	47	1,231	35,239	624	—	1,204
IQ Candriam ESG U.S. Equity ETF	69,281	11,741	(919)	290	11,111	91,504	767	—	2,462
IQ Chaikin U.S. Large Cap ETF	46,551	986	(222)	45	6,424	53,784	421	—	1,621
IQ Chaikin U.S. Small Cap ETF	8,540	34,663	(16,711)	2,660	(959)	28,193	141	—	809
MainStay Epoch Capital Growth Fund Class I	4,052	—	(233)	41	569	4,429	—	—	273
MainStay Epoch International Choice Fund Class I	46,636	—	(8,289)	2,511	(752)	40,106	—	—	983
MainStay U.S. Government Liquidity Fund	28,141	199,980	(187,713)	—	—	40,408	2	—	40,408
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	66,393	104	(11,666)	3,691	(2,497)	56,025	—	—	4,856
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	67,585	77	(8,871)	269	7,832	66,892	—	—	3,924
MainStay VP MacKay International Equity Portfolio Initial Class	38,142	—	(5,626)	1,755	1,846	36,117	—	—	1,782
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	146,224	301	(52,938)	18,017	4,804	116,408	—	—	1,408
MainStay VP Small Cap Growth Portfolio Initial Class	69,758	—	(31,211)	8,851	(3,545)	43,853	—	—	2,235
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	60,492	3,831	(11,886)	(620)	10,325	62,142	—	—	4,589
MainStay VP Wellington Growth Portfolio Initial Class (b)	35,564	21,825	(6,211)	1,431	3,764	56,373	—	—	1,256
MainStay VP Wellington Mid Cap Portfolio Initial Class (c)	50,281	313	(11,892)	1,889	4,482	45,073	—	—	2,850
MainStay VP Wellington Small Cap Portfolio Initial Class (d)	32,259	300	(10,689)	758	3,435	26,063	—	—	1,989
MainStay VP Wellington U.S. Equity Portfolio Initial Class (e)	—	26,680	—	—	634	27,314	—	—	828
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	102,494	—	(24,457)	8,212	6,298	92,547	—	—	2,436
MainStay WMC Enduring Capital Fund Class R6 (f)(g)	44,574	22,650	(34,071)	(8,415)	(3,398)	21,340	19	22,604	625
MainStay WMC International Research Equity Fund Class I (h)	41,274	—	(5,022)	(685)	3,986	39,553	—	—	4,972
MainStay WMC Value Fund Class R6 (i)(j)	81,922	—	(20,233)	5,198	7,336	74,223	—	—	1,363
	$ 1,132,060	$ 339,710	$ (457,017)	$ 47,298	$ 69,148	$ 1,131,199	$ 3,493	$ 22,604

(a)	Prior to May 1, 2021, known as MainStay VP Emerging Markets Equity Portfolio Initial Class.
(b)	Prior to May 1, 2021, known as MainStay VP MacKay Growth Portfolio Initial Class.
(c)	Prior to May 1, 2021, known as MainStay VP MacKay Mid Cap Core Portfolio Initial Class.
(d)	Prior to May 1, 2021, known as MainStay VP MacKay Small Cap Core Portfolio Initial Class.
(e)	Prior to May 1, 2021, known as MainStay VP MacKay Common Stock Portfolio Initial Class.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(g)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(h)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay VP Income Builder Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 25,926	$ 160,534	$ (159,985)	$ —	$ —	$ 26,475	$ 2	$ —	26,475

MainStay VP IQ Hedge Multi-Strategy Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ Ultra Short Duration ETF	$ 57,488	$ 21,789	$ (26,165)	$ 537	$ (684)	$ 52,965	$ 698	$ —	1,070
MainStay U.S. Government Liquidity Fund	4,176	20,947	(22,484)	—	—	2,639	—(a)	—	2,639
	$ 61,664	$ 42,736	$ (48,649)	$ 537	$ (684)	$ 55,604	$ 698	$ —

(a)	Less than $500.

MainStay VP Janus Henderson Balanced Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 33,485	$ 248,204	$ (216,619)	$ —	$ —	$ 65,070	$ 3	$ —	65,070

MainStay VP Wellington U.S. Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 2,314	$ 113,639	$ (98,897)	$ —	$ —	$ 17,056	$ 1	$ —	17,056

MainStay VP MacKay Convertible Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 163,347	$ 754,788	$ (761,971)	$ —	$ —	$ 156,164	$ 13	$ —	156,164

MainStay VP MacKay Government Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 12,052	$ 197,831	$ (199,274)	$ —	$ —	$ 10,609	$ 1	$ —	10,609

MainStay VP Wellington Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 32	$ 108,609	$ (101,513)	$ —	$ —	$ 7,128	$ —(a)	$ —	7,128

(a)	Less than $500.

MainStay VP MacKay International Equity Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 622	$ 44,284	$ (44,609)	$ —	$ —	$ 297	$ —(a)	$ —	297

(a)	Less than $500.

MainStay VP MacKay S&P 500 Index Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,897	$ 47,010	$ (48,859)	$ —	$ —	$ 48	$ —(a)	$ —	48

(a)	Less than $500.

MainStay VP Wellington Small Cap Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 133,626	$ (122,162)	$ —	$ —	$ 11,464	$ —(a)	$ —	11,464

(a)	Less than $500.

MainStay VP MacKay Strategic Bond Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 63,644	$ 299,719	$ (295,701)	$ —	$ —	$ 67,662	$ 5	$ —	67,662

MainStay VP Natural Resources Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,065	$ 65,235	$ (59,408)	$ —	$ —	$ 6,892	$ —(a)	$ —	6,892

(a)	Less than $500.

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 24,322	$ —	$ (5,088)	$ 663	$ 1,219	$ 21,116	$ 499	$ —	865
IQ 500 International ETF	30,000	233	(5,505)	709	2,656	28,093	543	—	863
IQ Candriam ESG International Equity ETF	19,430	6,383	(445)	141	1,156	26,665	495	—	911
IQ Candriam ESG U.S. Equity ETF	36,733	8,845	—	—	6,033	51,611	418	—	1,389
IQ Chaikin U.S. Large Cap ETF	35,922	16	(6,506)	1,493	3,005	33,930	273	—	1,023
IQ Chaikin U.S. Small Cap ETF	10,445	7,926	(2,040)	466	1,670	18,467	147	—	530
IQ S&P High Yield Low Volatility Bond ETF	10,834	374	(11,052)	114	(270)	—	162	—	—
MainStay Epoch Capital Growth Fund Class I	3,917	—	(270)	44	537	4,228	—	—	261
MainStay Epoch International Choice Fund Class I	25,145	—	(6,448)	965	(24)	19,638	—	—	481
MainStay MacKay Short Duration High Yield Fund Class I	54,503	6,931	(34,544)	155	655	27,700	1,613	—	2,803
MainStay Short Term Bond Fund Class I	—	5,685	(138)	(1)	(35)	5,511	40	—	560
MainStay U.S. Government Liquidity Fund	35,517	277,272	(222,066)	—	—	90,723	6	—	90,723
MainStay VP Bond Portfolio Initial Class	51,927	1,116	(16,374)	970	(1,544)	36,095	—	—	2,376
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	32,779	97	(7,928)	1,653	(948)	25,653	—	—	2,224
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	36,333	33	(8,079)	107	3,958	32,352	—	—	1,898
MainStay VP Floating Rate Portfolio Initial Class	5,429	50,132	(280)	(3)	107	55,385	684	—	6,234
MainStay VP Indexed Bond Portfolio Initial Class	293,707	6,127	(90,171)	9,838	(15,141)	204,360	—	—	18,505
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	—	43,771	(49)	1	412	44,135	—	—	4,240
MainStay VP MacKay International Equity Portfolio Initial Class	10,397	3,950	(707)	273	1,087	15,000	—	—	740
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	71,458	—	(44,494)	18,208	(7,287)	37,885	—	—	458
MainStay VP PIMCO Real Return Portfolio Initial Class	10,893	203	(488)	48	298	10,954	—	—	1,121
MainStay VP Small Cap Growth Portfolio Initial Class	33,784	5,762	(11,601)	4,730	(2,187)	30,488	—	—	1,554
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	31,943	45	(9,313)	(466)	5,295	27,504	—	—	2,031
MainStay VP Wellington Growth Portfolio Initial Class (b)	18,846	6,537	(6,084)	1,451	1,303	22,053	—	—	491
MainStay VP Wellington Mid Cap Portfolio Initial Class (c)	31,932	10	(9,802)	2,082	1,870	26,092	—	—	1,650
MainStay VP Wellington Small Cap Portfolio Initial Class (d)	15,554	1,842	(294)	(36)	1,782	18,848	—	—	1,438
MainStay VP Wellington U.S. Equity Portfolio Initial Class (e)	—	4,092	—	—	61	4,153	—	—	126
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	55,366	7	(7,911)	2,684	5,303	55,449	—	—	1,459
MainStay WMC Enduring Capital Fund Class R6 (f)(g)	35,599	13,594	(10,430)	2,604	(9,338)	32,029	12	13,582	938
MainStay WMC International Research Equity Fund Class I (h)	21,815	—	(4,923)	(974)	2,724	18,642	—	—	2,343

MainStay VP Moderate Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay WMC Value Fund Class R6 (i)(j)	$ 40,635	$ 22	$ (9,693)	$ 1,770	$ 4,000	$ 36,734	$ —	$ —	675
	$ 1,085,165	$ 451,005	$ (532,723)	$ 49,689	$ 8,357	$ 1,061,493	$ 4,892	$ 13,582

(a)	Prior to May 1, 2021, known as MainStay VP Emerging Markets Equity Portfolio Initial Class.
(b)	Prior to May 1, 2021, known as MainStay VP MacKay Growth Portfolio Initial Class.
(c)	Prior to May 1, 2021, known as MainStay VP MacKay Mid Cap Core Portfolio Initial Class.
(d)	Prior to May 1, 2021, known as MainStay VP MacKay Small Cap Core Portfolio Initial Class.
(e)	Prior to May 1, 2021, known as MainStay VP MacKay Common Stock Portfolio Initial Class.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(g)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(h)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 50 Percent Hedged FTSE International ETF	$ 41,263	$ —	$ (3,788)	$ 458	$ 2,783	$ 40,716	$ 945	$ —	1,667
IQ 500 International ETF	70,393	—	(12,246)	2,460	5,612	66,219	1,306	—	2,034
IQ Candriam ESG International Equity ETF	24,894	10,910	(256)	84	1,681	37,313	707	—	1,275
IQ Candriam ESG U.S. Equity ETF	71,473	22,533	(1,421)	432	12,485	105,502	886	—	2,839
IQ Chaikin U.S. Large Cap ETF	74,711	20	(4,366)	1,053	9,033	80,451	642	—	2,425
IQ Chaikin U.S. Small Cap ETF	17,245	4,348	(126)	27	3,312	24,806	188	—	712
IQ S&P High Yield Low Volatility Bond ETF	18,024	766	(18,527)	181	(444)	—	273	—	—
MainStay Epoch Capital Growth Fund Class I	6,518	—	(388)	75	896	7,101	—	—	438
MainStay Epoch International Choice Fund Class I	63,234	—	(13,826)	4,102	(1,660)	51,850	—	—	1,271
MainStay MacKay Short Duration High Yield Fund Class I	90,674	12,965	(59,030)	268	1,078	45,955	2,695	—	4,651
MainStay Short Term Bond Fund Class I	—	9,553	(351)	(1)	(58)	9,143	67	—	930
MainStay U.S. Government Liquidity Fund	49,196	489,616	(393,404)	—	—	145,408	9	—	145,408
MainStay VP Bond Portfolio Initial Class	32,398	446	(27,060)	1,709	(2,049)	5,444	—	—	358
MainStay VP Candriam Emerging Markets Equity Portfolio Initial Class (a)	79,737	—	(17,180)	3,625	(2,021)	64,161	—	—	5,561
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	82,128	36	(12,300)	241	9,428	79,533	—	—	4,665
MainStay VP Floating Rate Portfolio Initial Class	9,032	83,168	(483)	(2)	172	91,887	1,143	—	10,343
MainStay VP Indexed Bond Portfolio Initial Class	183,242	1,900	(151,037)	(2,668)	(596)	30,841	—	—	2,793

MainStay VP Growth Allocation Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay VP MacKay High Yield Corporate Bond Portfolio Initial Class	$ —	$ 73,074	$ (538)	$ 7	$ 678	$ 73,221	$ —	$ —	7,035
MainStay VP MacKay International Equity Portfolio Initial Class	29,531	60	(178)	49	2,871	32,333	—	—	1,596
MainStay VP MacKay S&P 500 Index Portfolio Initial Class	148,274	—	(74,212)	30,385	(7,448)	96,999	—	—	1,173
MainStay VP PIMCO Real Return Portfolio Initial Class	18,122	578	(1,108)	117	464	18,173	—	—	1,860
MainStay VP Small Cap Growth Portfolio Initial Class	121,943	—	(41,788)	15,446	(6,211)	89,390	—	—	4,555
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	71,125	50	(15,273)	459	10,771	67,132	—	—	4,958
MainStay VP Wellington Growth Portfolio Initial Class (b)	38,429	6,893	(8,267)	1,871	3,466	42,392	—	—	945
MainStay VP Wellington Mid Cap Portfolio Initial Class (c)	67,461	250	(15,862)	1,806	6,650	60,305	—	—	3,813
MainStay VP Wellington Small Cap Portfolio Initial Class (d)	60,390	239	(14,623)	876	6,818	53,700	—	—	4,098
MainStay VP Wellington U.S. Equity Portfolio Initial Class (e)	—	1,806	—	—	(36)	1,770	—	—	54
MainStay VP Winslow Large Cap Growth Portfolio Initial Class	122,219	—	(23,582)	8,278	10,267	117,182	—	—	3,084
MainStay WMC Enduring Capital Fund Class R6 (f)(g)	71,349	31,626	(23,591)	(2,180)	(14,044)	63,160	27	31,598	1,851
MainStay WMC International Research Equity Fund Class I (h)	55,766	—	(9,930)	(1,551)	6,079	50,364	—	—	6,331
MainStay WMC Value Fund Class R6 (i)(j)	90,137	20	(15,513)	4,575	8,770	87,989	—	—	1,616
	$ 1,808,908	$ 750,857	$ (960,254)	$ 72,182	$ 68,747	$ 1,740,440	$ 8,888	$ 31,598

(a)	Prior to May 1, 2021, known as MainStay VP Emerging Markets Equity Portfolio Initial Class.
(b)	Prior to May 1, 2021, known as MainStay VP MacKay Growth Portfolio Initial Class.
(c)	Prior to May 1, 2021, known as MainStay VP MacKay Mid Cap Core Portfolio Initial Class.
(d)	Prior to May 1, 2021, known as MainStay VP MacKay Small Cap Core Portfolio Initial Class.
(e)	Prior to May 1, 2021, known as MainStay VP MacKay Common Stock Portfolio Initial Class.
(f)	As of April 26, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay Epoch U.S. All Cap Fund Class R6 into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(g)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Enduring Capital Fund Class I into the newly launched MainStay WMC Enduring Capital Fund Class R6.
(h)	Prior to March 5, 2021, known as MainStay MacKay International Opportunities Fund Class I.
(i)	Prior to April 26, 2021, known as MainStay MAP Equity Fund Class I.
(j)	As of April 27, 2021, the Fund exchanged in a nontaxable transfer all shares of the MainStay WMC Value Fund Class I into the newly launched MainStay WMC Value Fund Class R6.

MainStay VP PIMCO Real Return Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 1,440	$ 154,469	$ (153,776)	$ —	$ —	$ 2,133	$ —(a)	$ —	2,133

(a)	Less than $500.

MainStay VP Small Cap Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 9,588	$ 182,660	$ (167,924)	$ —	$ —	$ 24,324	$ 1	$ —	24,324

MainStay VP T. Rowe Price Equity Income Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,433	$ 86,846	$ (82,871)	$ —	$ —	$ 8,408	$ —(a)	$ —	8,408

(a)	Less than $500.

MainStay VP Wellington Mid Cap Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ —	$ 73,232	$ (70,461)	$ —	$ —	$ 2,771	$ —(a)	$ —	2,771

(a)	Less than $500.

MainStay VP Winslow Large Cap Growth Portfolio
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 14,908	$ 272,986	$ (260,895)	$ —	$ —	$ 26,999	$ 1	$ —	26,999